SEMI-ANNUAL REPORT

    SEPTEMBER 30, 2002

[GRAPHIC ART OMITTED]

THE POWER OF DISCIPLINE. THE REWARDS OF TIME.SM

[PBHG LOGO OMITTED]

PBHG FUNDS


TABLE OF CONTENTS
-----------------

Message to Shareholders .................................................................................................    1
PBHG Growth Funds
      PBHG Core Growth Fund (PBCRX) .....................................................................................    2
      PBHG Emerging Growth Fund (PBEGX) .................................................................................    6
      PBHG Growth Fund - PBHG Class (PBHGX), Advisor Class (PBGWX) ......................................................    9
      PBHG Large Cap 20 Fund - PBHG Class (PLCPX), Advisor Class (PLTAX) ................................................   13
      PBHG Large Cap Growth Fund - PBHG Class (PBHLX), Advisor Class (PBLAX) ............................................   15
      PBHG Limited Fund (PBLDX) .........................................................................................   19
      PBHG New Opportunities Fund (PBNOX) ...............................................................................   22
      PBHG Select Equity Fund (PBHEX) ...................................................................................   25
PBHG Value Funds
      PBHG Clipper Focus Fund (PBFOX) ...................................................................................   28
      PBHG Focused Value Fund (PBFVX) ...................................................................................   31
      PBHG Large Cap Value Fund - PBHG Class (PLCVX), Advisor Class (PBLVX) .............................................   34
      PBHG Mid-Cap Value Fund - PBHG Class (PBMCX), Advisor Class (PMCAX) ...............................................   37
      PBHG Small Cap Value Fund - PBHG Class (PBSVX), Advisor Class (PVAAX) .............................................   42
      PBHG Special Equity Fund (PBNPX) ..................................................................................   47
PBHG Specialty Funds
      PBHG Disciplined Equity Fund (PBDEX) ..............................................................................   51
      PBHG Global Technology & Communications Fund (PBGTX) ..............................................................   55
      PBHG REIT Fund - PBHG Class (PBRTX), Advisor Class (PBRAX) ........................................................   59
      PBHG Strategic Small Company Fund - PBHG Class (PSSCX), Advisor Class (PBSSX) .....................................   61
      PBHG Technology & Communications Fund - PBHG Class (PBTCX), Advisor Class (PTNAX) .................................   68
PBHG FIXED INCOME Funds
      PBHG IRA Capital Preservation Fund - PBHG Class (PBCPX), Advisor Class (PACPX) ....................................   71
PBHG money market Funds
      PBHG Cash Reserves Fund (PBCXX) ...................................................................................   76

Statements of Assets and Liabilities ....................................................................................   79
Statements of Operations ................................................................................................   80
Statements of Changes in Net Assets .....................................................................................   84
Financial Highlights ....................................................................................................   91
Notes to Financial Statements ...........................................................................................   96
Trustees and Officers of the Trust ......................................................................................  103


                                                                      PBHG FUNDS

                                                         MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders:

   The six months ended September 30, 2002 were difficult ones for equity investors. At the onset of the period, the string of accounting improprieties and corporate malfeasance cast a shadow on the market, dampening investor sentiment. The outlook for the macro-economic environment remained cloudy throughout the period, as investors continued to grapple with conflicting signals regarding the state of the recovery. Several rays of light did manage to shine through. Led by inventory adjustments, strong first quarter 2002 Gross Domestic Product (GDP) growth was announced in April, which at 6.1% came in higher than originally estimated by the Commerce Department. Manufacturing also saw marked improvements in April, May and June, as exports benefited from the weaker dollar.

   Unfortunately, many of the improvements that began to emerge in the spring evaporated in the summer months. Concerns regarding the strength of the economic recovery and growing geo-political events created a treacherous environment for most asset classes during July through September. Second quarter 2002 GDP growth, while positive, was anemic. And while the Commerce Department reported that third quarter 2002 GDP grew at an annual rate of 3.1%, this growth was below earlier expectations. While August was mild, stormy volatility and gloomy performance in July and September were enough to send investors packing. We believe excessive uncertainty has been the driving force behind the market's poor showing. While the Federal Reserve opted to keep interest rates unchanged throughout the past six months, the inconsistent economic data and uneven recovery did not go unnoticed. Two opposing votes at September's FOMC meeting - something that according to Fed meeting minutes has not happened since 1998 - suggests that an additional rate cut may be forthcoming.

   Talk of a "double-dip" recession has been persistent throughout the period, referring to a return to economic decline following one or more quarters of growth. Most economists still see this as unlikely, although sluggish growth, faltering consumer sentiment, and a weakening job market have raised concerns among their ranks. Additionally, corporate spending has remained stagnant, doing little to shake the economy from its doldrums. We believe deflationary pressures have been partly to blame, impairing pricing power and profitability.

   Falling mortgage rates during the period kept the refinancing wave rolling, which in our opinion should help to sustain the consumer and offset some of the effects of rising oil prices. Although consumer sentiment showed steady declines, both consumer confidence and employment can be lagging indicators. Even after the economy has bottomed, it can take several months for corporations to create new jobs. This in turn can keep consumer sentiment suppressed. While the economy does appear to be staging a recovery, albeit a fragile one, many experts believe the pace of this growth simply has not been fast enough to build new jobs, strengthen confidence, or inspire business spending. What we would like to see happen in the short term is a lessening in the current, pervasive uncertainty. Investors need greater assurance regarding domestic issues, such as the economy, and global ones, primarily the situation with Iraq, before the market can stage a sustained rebound.

   For the six months ended September 30, 2002, the major averages finished in negative territory. The Dow Jones Industrial Average fell 27.03% and the S&P 500 Index retreated 28.36%. The tech-heavy Nasdaq Composite Index dropped 36.36%, as technology fundamentals and corporate IT spending remained extremely weak. Consistent with broad market returns, performance for most of the PBHG Funds was negative for the period. Many of our funds struggled against the tremendous selling pressure on equities and overwhelming investor preference for perceived safer investments.

   While economic uncertainty, extreme volatility, and geo-political tensions could keep equities under pressure, we have several reasons to believe now is a better time to be buying stocks than selling. Harsh market conditions during the last six months moved many stocks into attractive territory from a valuation standpoint. Furthermore, accommodative monetary policy, low interest rates and low inflation have generally led to price/earnings ratio expansion. Flagging investor sentiment could suggest we are approaching the bottom. With bond yields at historic lows, investors are simply waiting for some good reasons to turn their interest back to stocks. The market's recent short rallies suggest that stocks are poised to go higher on signs of positive news. All of these factors hint at an improved outlook for equity investing. We believe, however, that growth will be selective and volatility will remain a factor. It is our view that current conditions will favor active management over passive investing. Accordingly, we remain confident in the disciplined processes we use in our search for investment in quality companies with promising business prospects. Thank you for your continued investment.

Sincerely,

/s/Harold J. Baxter                     /s/Gary L. Pilgrim, CFA

Harold J. Baxter    [PHOTO OMITTED]    Gary L. Pilgrim, CFA      [PHOTO OMITTED]
CHAIRMAN                               PRESIDENT
PBHG FUNDS                             PBHG FUNDS

PBHG FUNDS
PBHG CORE GROWTH FUND (UNAUDITED)

PBHG CORE GROWTH FUND PBCRX

INVESTMENT FOCUS
STYLE

MARKET CAPITALIZATION

          VALUE     BLEND    GROWTH
------------------------------------------
Large
------------------------------------------
Medium                         X
------------------------------------------
Small
------------------------------------------
Source: Pilgrim Baxter & Associates, Ltd.

                                                    AVERAGE ANNUAL TOTAL RETURN1
                                                        AS OF SEPTEMBER 30, 2002

                                                  One          Annualized       Annualized        Annualized
                                     6           Year            3 Year           5 Year           Inception
                                  Months2       Return           Return           Return           to Date3
---------------------------------------------------------------------------------------------------------------------------
  PBHG Core Growth Fund          (25.32)%      (18.76)%         (19.43)%          (7.77)%           (2.20)%
---------------------------------------------------------------------------------------------------------------------------

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG CORE GROWTH FUND1 VERSUS THE
                        RUSSELL MIDCAP(R)GROWTH INDEX AND THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE

                                      [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                                 PBHG Core                                Russell Mid-Cap               Lipper Multi-Cap Growth
                                Growth Fund                                Growth Index                  Funds Classification
12/31/95                         $10,000                                     $10,000                             $10,000
1/31/96                           10,590                                      10,177                              10,077
2/29/96                           11,450                                      10,562                              10,446
3/31/96                           11,820                                      10,645                              10,552
4/30/96                           13,310                                      11,159                              11,174
5/31/96                           14,230                                      11,387                              11,561
6/30/96                           13,800                                      11,043                              11,189
7/31/96                           12,040                                      10,186                              10,210
8/31/96                           13,000                                      10,736                              10,735
9/30/96                           14,200                                      11,418                              11,512
10/31/96                          13,410                                      11,284                              11,375
11/30/96                          13,740                                      11,949                              11,905
12/31/96                          13,280                                      11,748                              11,709
1/31/97                           13,300                                      12,268                              12,316
2/28/97                           11,690                                      11,997                              11,728
3/31/97                           10,340                                      11,319                              11,021
4/30/97                           10,200                                      11,597                              11,260
5/31/97                           11,680                                      12,636                              12,385
6/30/97                           12,230                                      12,986                              12,849
7/31/97                           12,990                                      14,228                              14,065
8/31/97                           12,480                                      14,090                              13,791
9/30/97                           12,890                                      14,803                              14,716
10/31/97                          12,280                                      14,062                              14,054
11/30/97                          11,910                                      14,209                              14,012
12/31/97                          11,990                                      14,396                              14,086
1/31/98                           11,470                                      14,137                              14,097
2/28/98                           12,830                                      15,466                              15,302
3/31/98                           13,530                                      16,114                              16,101
4/30/98                           13,620                                      16,333                              16,315
5/31/98                           12,540                                      15,661                              15,580
6/30/98                           13,560                                      16,104                              16,517
7/31/98                           12,540                                      15,414                              16,048
8/31/98                            9,680                                      12,472                              13,206
9/30/98                           10,790                                      13,416                              14,384
10/31/98                          10,520                                      14,403                              15,101
11/30/98                          11,260                                      15,375                              16,369
12/31/98                          12,880                                      16,967                              18,526
1/31/99                           13,420                                      17,476                              19,864
2/28/99                           12,670                                      16,621                              18,742
3/31/99                           14,060                                      17,547                              20,117
4/30/99                           14,160                                      18,347                              20,602
5/31/99                           13,890                                      18,111                              20,186
6/30/99                           15,530                                      19,375                              21,706
7/31/99                           15,560                                      18,758                              21,350
8/31/99                           16,300                                      18,563                              21,581
9/30/99                           16,450                                      18,405                              21,755
10/31/99                          17,990                                      19,828                              23,418
11/30/99                          20,130                                      21,882                              25,790
12/31/99                          25,450                                      25,671                              30,579
1/31/2000                         25,140                                      25,665                              29,863
2/29/2000                         34,490                                      31,061                              35,227
3/31/2000                         30,250                                      31,093                              34,765
4/30/2000                         25,710                                      28,075                              31,459
5/31/2000                         23,230                                      26,028                              29,213
6/30/2000                         29,900                                      28,790                              32,537
7/31/2000                         27,850                                      26,967                              31,600
8/31/2000                         33,470                                      31,034                              35,253
9/30/2000                         31,710                                      29,517                              33,470
10/31/2000                        26,200                                      27,497                              30,889
11/30/2000                        18,810                                      21,522                              25,548
12/31/2000                        20,089                                      22,655                              26,018
1/31/2001                         20,588                                      23,949                              26,833
2/28/2001                         15,015                                      19,806                              22,459
3/31/2001                         12,144                                      16,972                              19,813
4/30/2001                         14,720                                      19,801                              22,250
5/31/2001                         14,482                                      19,708                              22,001
6/30/2001                         14,584                                      19,718                              21,643
7/31/2001                         13,585                                      18,388                              20,502
8/31/2001                         12,189                                      17,056                              18,714
9/30/2001                         10,589                                      14,237                              16,158
10/31/2001                        11,202                                      15,733                              17,198
11/30/2001                        12,076                                      17,427                              18,937
12/31/2001                        12,303                                      18,090                              19,236
1/31/2002                         11,849                                      17,502                              18,671
2/28/2002                         10,941                                      16,510                              17,545
3/31/2002                         11,520                                      17,770                              18,506
4/30/2002                         11,361                                      16,829                              17,409
5/31/2002                         10,918                                      16,327                              16,873
6/30/2002                         10,135                                      14,525                              15,353
7/31/2002                          9,170                                      13,114                              14,017
8/31/2002                          9,034                                      13,068                              13,937
9/30/2002                          8,603                                      12,030                              12,854

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund's investment in technology companies involves the risk of volatility. Products of technology companies may be subject to severe competition and rapid obsolescence. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month return has not been annualized.
3 The PBHG Core Growth Fund commenced operations on December 29, 1995.
4 The Russell Midcap(R) Growth Index is an unmanaged index comprised of those securities in the Russell 1000(R) Index with a higher price to book ratio and higher forecasted growth values. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
5 The Lipper Multi-Cap Growth Funds Average represents the average performance of 430 mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible. The chart assumes $10,000 invested in the Lipper Multi-Cap Growth Funds Average at that month's end, December 31, 1995.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2002

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Consumer Cyclical                   17%
Consumer Non-Cyclical                7%
Financial                            6%
Health Care                         28%
Industrial                          10%
Services                            17%
Technology                          15%

% of Total Portfolio Investments in Common Stock


TOP TEN HOLDINGS AT SEPTEMBER 30, 2002*

Anheuser-Busch                                    3.7%
Apollo Group, Cl A                                3.6%
Corinthian Colleges                               3.3%
Lockheed Martin                                   3.0%
Dell Computer                                     2.9%
Microsoft                                         2.9%
L-3 Communications Holdings                       2.4%
Express Scripts, Cl A                             2.4%
Electronic Arts                                   2.4%
Career Education                                  2.3%
--------------------------------------------------------------------------------
Total Top Ten Holdings                           28.9%

*As a % of Common Stock

                                                                      PBHG FUNDS

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)

 PBHG CORE GROWTH FUND PBCRX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.2%
CONSUMER CYCLICAL -- 16.4%
APPAREL MANUFACTURERS -- 0.6%
Coach*                                  8,800   $         225
                                                -------------
                                                          225
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 3.5%
Activision*                            18,500             443
Electronic Arts*                       13,000             857
                                                -------------
                                                        1,300
--------------------------------------------------------------------------------
MOTORCYCLE/MOTOR SCOOTER -- 2.1%
Harley-Davidson                        16,500             766
                                                -------------
                                                          766
--------------------------------------------------------------------------------
RETAIL-ARTS & CRAFTS -- 1.4%
Michaels Stores*                       11,500             526
                                                -------------
                                                          526
--------------------------------------------------------------------------------
RETAIL-AUTO PARTS -- 0.8%
O'Reilly Automotive*                    9,800             281
                                                -------------
                                                          281
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 1.0%
Bed Bath & Beyond*                     11,100             362
                                                -------------
                                                          362
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 0.5%
CDW Computer Centers*                   4,300             182
                                                -------------
                                                          182
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.8%
Wal-Mart Stores                         5,700             281
                                                -------------
                                                          281
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 1.5%
Walgreen                               17,400             535
                                                -------------
                                                          535
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 3.7%
Brinker International*                  7,200             186
Cheesecake Factory*                    12,300             367
Darden Restaurants                     11,800             286
Sonic*                                 21,550             498
                                                -------------
                                                        1,337
--------------------------------------------------------------------------------
RETAIL-VARIETY STORE -- 0.5%
99 Cents Only Stores*                   9,600             199
                                                -------------
                                                          199
                                                -------------
TOTAL CONSUMER CYCLICAL (COST $6,303)                   5,994
                                                -------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 6.5%
BREWERY -- 3.7%
Anheuser-Busch                         26,500           1,341
                                                -------------
                                                        1,341
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
FOOD-RETAIL -- 1.3%
Whole Foods Market*                    11,500   $         492
                                                -------------
                                                          492
--------------------------------------------------------------------------------
FOOD-WHOLESALE/DISTRIBUTION -- 1.5%
Performance Food Group*                16,100             547
                                                -------------
                                                          547
                                                -------------
TOTAL CONSUMER NON-CYCLICAL (COST $2,355)               2,380
                                                -------------
--------------------------------------------------------------------------------
FINANCIAL -- 6.2%
COMMERCIAL BANKS-CENTRAL US -- 1.7%
Associated Banc-Corp                    9,400             298
TCF Financial                           7,400             313
                                                -------------
                                                          611
--------------------------------------------------------------------------------
COMMERCIAL BANKS-EASTERN US -- 2.4%
Commerce Bancorp                       10,400             432
North Fork Bancorporation              12,100             458
                                                -------------
                                                          890
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 2.1%
Independence Community Bank            14,700             369
New York Community Bancorp             14,300             403
                                                -------------
                                                          772
                                                -------------
TOTAL FINANCIAL (COST $2,486)                           2,273
                                                -------------
--------------------------------------------------------------------------------
HEALTH CARE -- 27.1%
DENTAL SUPPLIES & EQUIPMENT -- 2.2%
Dentsply International                  8,300             333
Patterson Dental*                       9,000             461
                                                -------------
                                                          794
--------------------------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 1.8%
Caremark Rx*                           26,100             444
First Health Group*                     7,900             214
                                                -------------
                                                          658
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.3%
Varian Medical Systems*                19,300             830
                                                -------------
                                                          830
--------------------------------------------------------------------------------
MEDICAL STERILIZING PRODUCTS -- 0.8%
Steris*                                12,200             304
                                                -------------
                                                          304
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.8%
Amgen*                                 11,100             463
Idec Pharmaceuticals*                   4,500             187
                                                -------------
                                                          650
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.0%
Forest Laboratories*                    8,900             730
                                                -------------
                                                          730
--------------------------------------------------------------------------------

PBHG FUNDS


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)

 PBHG CORE GROWTH FUND PBCRX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL-HMO -- 5.8%
Coventry Health Care*                  13,400   $         435
Mid Atlantic Medical Services*         17,400             630
UnitedHealth Group                      8,500             741
WellPoint Health Networks*              4,200             308
                                                -------------
                                                        2,114
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 6.0%
Community Health Systems*              24,000             639
HCA                                     6,900             329
LifePoint Hospitals*                   16,000             499
Triad Hospitals*                       14,100             535
United Surgical Partners International* 9,700             214
                                                -------------
                                                        2,216
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 3.8%
Accredo Health*                        11,100             529
Express Scripts, Cl A*                 16,000             872
                                                -------------
                                                        1,401
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.6%
Gilead Sciences*                        6,500             218
                                                -------------
                                                          218
                                                -------------
TOTAL HEALTH CARE (COST $9,617)                         9,915
                                                -------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 10.1%
AEROSPACE/DEFENSE -- 2.9%
Lockheed Martin                        16,500           1,067
                                                -------------
                                                        1,067
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 1.8%
Alliant Techsystems*                    9,450             655
                                                -------------
                                                          655
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.8%
Gentex*                                10,700             291
                                                -------------
                                                          291
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 2.4%
L-3 Communications Holdings*           16,700             880
                                                -------------
                                                          880
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 1.4%
Stericycle*                            15,500             526
                                                -------------
                                                          526
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.8%
Waste Connections*                      8,200             285
                                                -------------
                                                          285
                                                -------------
TOTAL INDUSTRIAL (COST $3,342)                          3,704
                                                -------------
--------------------------------------------------------------------------------
SERVICES -- 16.7%
COMMERCIAL SERVICES -- 2.2%
ChoicePoint*                           22,500             802
                                                -------------
                                                          802
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 3.8%
Affiliated Computer Services*          13,500   $         574
CACI International*                    19,200             681
Manhattan Associates*                  10,100             137
MicroStrategy*                              1              --
                                                -------------
                                                        1,392
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 0.9%
Corporate Executive Board*             11,400             325
                                                -------------
                                                          325
--------------------------------------------------------------------------------
SCHOOLS -- 9.8%
Apollo Group, Cl A*                    30,100           1,307
Career Education*                      17,400             835
Corinthian Colleges*                   31,000           1,170
Education Management*                   6,300             279
                                                -------------
                                                        3,591
                                                -------------
TOTAL SERVICES (COST $4,827)                            6,110
                                                -------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 15.2%
APPLICATIONS SOFTWARE -- 3.1%
Mercury Interactive*                    5,600              96
Microsoft*                             23,600           1,032
                                                -------------
                                                        1,128
--------------------------------------------------------------------------------
COMPUTERS -- 2.9%
Dell Computer*                         44,600           1,049
                                                --------------
                                                        1,049
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.5%
Documentum*                            16,700             193
                                                -------------
                                                          193
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 3.2%
Intersil*                              15,000             194
Microchip Technology*                  35,100             718
QLogic*                                 9,600             250
                                                -------------
                                                        1,162
--------------------------------------------------------------------------------
INTERNET SECURITY -- 1.9%
Symantec*                              21,100             710
                                                -------------
                                                          710
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 0.6%
Integrated Circuit Systems*            15,000             235
                                                -------------
                                                          235
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 1.5%
Nokia Oyj ADR                          40,700             539
                                                -------------
                                                          539
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.5%
Qualcomm*                              19,300             533
                                                -------------
                                                          533
                                                -------------
TOTAL TECHNOLOGY (COST $6,230)                          5,549
                                                -------------
TOTAL COMMON STOCK (COST $35,160)                      35,925
                                                -------------
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)

 PBHG CORE GROWTH FUND PBCRX

                                       Face            Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
CONVERTIBLE BOND -- 0.1%
MicroStrategy, Series A
   7.500%, 06/24/07                   $   132   $          27
                                                -------------
                                                           27
                                                -------------
TOTAL CONVERTIBLE BOND (COST $0)                           27
                                                -------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.0%
Morgan Stanley
   1.83%, dated 09/30/02, matures
   10/01/02, repurchase price $1,459,161
   (collateralized by U.S. Government
   Obligations: total market value
   $1,488,270) (A)                      1,459           1,459
                                                -------------
TOTAL REPURCHASE AGREEMENT (COST $1,459)                1,459
                                                -------------
TOTAL INVESTMENTS-- 102.3% (COST $36,619)              37,411
                                                -------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- (2.3)%
Receivable for Investment Securities Sold                 440
Payable for Administrative Fees                            (5)
Payable for Investment Advisory Fees                      (21)
Payable for Investment Securities Purchased            (1,017)
Other Assets and Liabilities, Net                        (248)
                                                -------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                  (851)
                                                -------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 4,824,758 outstanding shares
   of common stock                                    113,878
Accumulated net investment loss                          (268)
Accumulated net realized loss on investments          (77,842)
Unrealized appreciation on investments                    792
                                                -------------
TOTAL NET ASSETS-- 100.0%                       $      36,560
                                                =============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                         $7.58
                                                        =====
* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements.

PBHG FUNDS
PBHG EMERGING GROWTH FUND (UNAUDITED)
 PBHG EMERGING GROWTH FUND PBEGX


INVESTMENT FOCUS
STYLE

MARKET CAPITALIZATION

          VALUE     BLEND    GROWTH
------------------------------------------
Large
------------------------------------------
Medium
------------------------------------------
Small                          X
------------------------------------------
Source: Pilgrim Baxter & Associates, Ltd.

                                                    AVERAGE ANNUAL TOTAL RETURN1
                                                      AS OF SEPTEMBER 30, 2002

                                                  One        Annualized    Annualized       Annualized
                                     6           Year          3 Year        5 Year          Inception
                                  Months2       Return         Return        Return          to Date3
---------------------------------------------------------------------------------------------------------------------------
  PBHG Emerging Growth Fund      (47.22)%      (39.78)%       (29.86)%      (20.51)%          (0.07)%
---------------------------------------------------------------------------------------------------------------------------

              COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG EMERGING GROWTH FUND1
                 VERSUS THE RUSSELL 2000(R) GROWTH INDEX AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

                                      [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                                 PBHG Emerging                          Russell 2000                  Lipper Small Cap Growth
                                  Growth Fund                           Growth Index                   Funds Classification
6/14/93                               $10,000                               $10,000                         10,000
6/30/93                                10,120                                11,413                         10,000
7/31/93                                10,320                                11,527                         10,071
8/31/93                                11,440                                12,079                         10,613
9/30/93                                12,650                                12,478                         11,055
10/31/93                               13,220                                12,839                         11,192
11/30/93                               12,480                                12,319                         10,767
12/31/93                               13,258                                12,806                         11,288
1/31/94                                13,800                                13,146                         11,603
2/28/94                                14,244                                13,089                         11,587
3/31/94                                13,258                                12,285                         10,906
4/30/94                                13,420                                12,303                         10,899
5/31/94                                13,008                                12,028                         10,641
6/30/94                                12,152                                11,514                         10,103
7/31/94                                12,520                                11,678                         10,280
8/31/94                                13,854                                12,535                         11,013
9/30/94                                14,797                                12,587                         11,132
10/31/94                               15,816                                12,721                         11,364
11/30/94                               15,621                                12,207                         10,984
12/31/94                               16,411                                12,494                         11,238
1/31/95                                15,704                                12,240                         11,055
2/28/95                                16,324                                12,805                         11,530
3/31/95                                17,497                                13,179                         11,928
4/30/95                                17,878                                13,377                         12,045
5/31/95                                17,976                                13,553                         12,216
6/30/95                                19,617                                14,487                         13,120
7/31/95                                21,584                                15,616                         14,260
8/31/95                                21,834                                15,808                         14,438
9/30/95                                22,627                                16,134                         14,858
10/31/95                               21,942                                15,340                         14,417
11/30/95                               23,257                                16,018                         14,968
12/31/95                               24,361                                16,372                         15,207
1/31/96                                23,780                                16,237                         15,096
2/29/96                                25,136                                16,977                         15,859
3/31/96                                26,275                                17,313                         16,364
4/30/96                                30,079                                18,642                         17,937
5/31/96                                31,457                                19,598                         18,857
6/30/96                                29,509                                18,325                         17,967
7/31/96                                25,443                                16,088                         16,160
8/31/96                                27,448                                17,279                         17,241
9/30/96                                29,999                                18,168                         18,344
10/31/96                               28,404                                17,385                         17,735
11/30/96                               28,347                                17,868                         18,104
12/31/96                               28,522                                18,216                         18,318
1/31/97                                28,817                                18,671                         18,783
2/28/97                                24,603                                17,544                         17,622
3/31/97                                22,672                                16,306                         16,441
4/30/97                                21,601                                16,117                         16,226
5/31/97                                25,874                                18,540                         18,475
6/30/97                                27,357                                19,168                         19,556
7/31/97                                28,216                                20,150                         20,874
8/31/97                                28,522                                20,755                         21,250
9/30/97                                31,289                                22,411                         22,986
10/31/97                               28,687                                21,065                         21,841
11/30/97                               27,616                                20,563                         21,424
12/31/97                               27,475                                20,575                         21,542
1/31/98                                27,145                                20,300                         21,234
2/28/98                                29,111                                22,092                         22,996
3/31/98                                30,406                                23,019                         24,167
4/30/98                                30,618                                23,160                         24,386
5/31/98                                27,899                                21,478                         22,777
6/30/98                                28,758                                21,697                         23,324
7/31/98                                26,321                                19,885                         21,721
8/31/98                                21,401                                15,295                         17,099
9/30/98                                23,296                                16,846                         18,375
10/31/98                               23,013                                17,724                         19,119
11/30/98                               24,826                                19,099                         20,757
12/31/98                               28,300                                20,828                         22,993
1/31/99                                28,394                                21,764                         23,584
2/28/99                                25,098                                19,773                         21,496
3/31/99                                24,353                                20,478                         22,515
4/30/99                                23,762                                22,286                         23,526
5/31/99                                24,790                                22,321                         23,755
6/30/99                                27,579                                23,497                         25,966
7/31/99                                26,929                                22,771                         25,932
8/31/99                                26,669                                21,919                         25,616
9/30/99                                28,784                                22,342                         26,262
10/31/99                               30,699                                22,914                         27,766
11/30/99                               34,007                                25,337                         31,240
12/31/99                               41,981                                29,803                         36,882
1/31/2000                              40,339                                29,525                         36,531
2/29/2000                              53,650                                36,395                         45,584
3/31/2000                              49,029                                32,569                         43,255
4/30/2000                              42,901                                29,281                         38,518
5/31/2000                              37,691                                26,717                         35,348
6/30/2000                              47,522                                30,168                         41,209
7/31/2000                              43,244                                27,583                         38,514
8/31/2000                              50,353                                30,484                         42,978
9/30/2000                              47,595                                28,970                         41,392
10/31/2000                             40,425                                26,618                         38,602
11/30/2000                             29,859                                21,785                         31,931
12/31/2000                             31,394                                23,118                         34,655
1/31/2001                              31,182                                24,989                         35,546
2/28/2001                              24,729                                21,564                         30,790
3/31/2001                              21,105                                19,603                         27,862
4/30/2001                              25,707                                22,003                         31,219
5/31/2001                              24,914                                22,513                         31,900
6/30/2001                              25,152                                23,127                         32,818
7/31/2001                              22,758                                21,154                         30,912
8/31/2001                              20,537                                19,833                         29,051
9/30/2001                              16,490                                16,633                         24,574
10/31/2001                             18,381                                18,233                         26,584
11/30/2001                             20,497                                19,755                         28,647
12/31/2001                             21,172                                20,985                         30,409
1/31/2002                              20,114                                20,238                         29,451
2/28/2002                              16,980                                18,928                         27,478
3/31/2002                              18,818                                20,574                         29,610
4/30/2002                              16,834                                20,128                         28,763
5/31/2002                              15,353                                18,951                         27,331
6/30/2002                              13,555                                17,344                         25,338
7/31/2002                              11,743                                14,679                         21,738
8/31/2002                              11,306                                14,672                         21,740
9/30/2002                               9,931                                13,612                         20,331


1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund's investment in technology companies involves the risk of volatility. Products of technology companies may be subject to severe competition and rapid obsolescence. Securities of smaller companies involve greater risk and price volatility than larger, more established companies. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month return has not been annualized.
3 The PBHG Emerging Growth Fund commenced operations on June 14, 1993.
4 The Russell 2000(R) Growth Index is an unmanaged index comprised of those securities in the Russell 2000(R) Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
5 The Lipper Small-Cap Growth Funds Average represents the average performance of 459 mutual funds classified by Lipper, Inc. in the Small-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible. The chart assumes $10,000 invested in the Lipper Small-Cap Growth Funds Average at that month's end, June 30, 1993.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2002

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Consumer Cyclical                          18%
Consumer Non-Cyclical                       2%
Health Care                                13%
Industrial                                  2%
Services                                   26%
Technology                                 39%

% of Total Portfolio Investments in Common Stock


TOP TEN HOLDINGS AT SEPTEMBER 30, 2002*

Corinthian Colleges                               3.9%
Corporate Executive Board                         3.9%
Career Education                                  3.7%
NetScreen Technologies                            3.3%
Medicis Pharmaceutical, Cl A                      3.2%
Silicon Laboratories                              3.2%
Accredo Health                                    3.1%
Integrated Circuit Systems                        3.1%
Quest Software                                    2.8%
Marvell Technology Group                          2.6%
-------------------------------------------------------------------------------
Total Top Ten Holdings                           32.8%

*As a % of Common Stock

                                                                      PBHG FUNDS

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 89.7%
CONSUMER CYCLICAL -- 16.3%
APPAREL MANUFACTURERS -- 1.2%
Coach*                                 94,600   $       2,422
                                                -------------
                                                        2,422
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 2.9%
Activision*                           129,800           3,106
Take-Two Interactive Software*         53,400           1,549
THQ*                                   45,000             936
                                                -------------
                                                        5,591
--------------------------------------------------------------------------------
RADIO -- 2.9%
Emmis Communications*                 139,000           2,641
Radio One*                            184,900           3,049
                                                -------------
                                                        5,690
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 2.0%
AnnTaylor Stores*                      87,900           2,024
HOT Topic*                            106,400           1,919
                                                -------------
                                                        3,943
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 1.3%
Electronics Boutique Holdings*         91,400           2,509
                                                -------------
                                                        2,509
--------------------------------------------------------------------------------
RETAIL-MAIL ORDER -- 1.9%
J Jill Group*                         146,600           2,554
Sharper Image*                         58,300           1,114
                                                -------------
                                                        3,668
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 3.7%
Krispy Kreme Doughnuts*                97,700           3,054
PF Chang's China Bistro*               74,300           2,157
Rare Hospitality International*        83,500           1,955
                                                -------------
                                                        7,166
--------------------------------------------------------------------------------
TOYS -- 0.4%
Leapfrog Enterprises*                  37,300             705
                                                -------------
                                                          705
                                                -------------
TOTAL CONSUMER CYCLICAL (COST $31,087)                 31,694
                                                -------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 2.0%
FOOD-RETAIL -- 2.0%
Whole Foods Market*                    94,200           4,036
                                                -------------
                                                        4,036
                                                -------------
TOTAL CONSUMER NON-CYCLICAL (COST $2,225)               4,036
                                                -------------
--------------------------------------------------------------------------------
HEALTH CARE -- 11.7%
MEDICAL INSTRUMENTS -- 0.9%
Advanced Neuromodulation Systems*      50,700           1,687
                                                -------------
                                                        1,687
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 3.9%
Charles River Laboratories
  International*                      105,300    $      4,133
Martek Biosciences*                   208,100           3,409
                                                -------------
                                                        7,542
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.9%
Medicis Pharmaceutical, Cl A*         138,850           5,675
                                                -------------
                                                        5,675
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 1.2%
Eon Labs*                             108,500           2,341
                                                -------------
                                                        2,341
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 2.8%
Accredo Health*                       115,100           5,488
                                                -------------
                                                        5,488
                                                -------------
TOTAL HEALTH CARE (COST $18,124)                       22,733
                                                -------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 1.5%
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.5%
Benchmark Electronics*                 44,800             943
                                                -------------
                                                          943
--------------------------------------------------------------------------------
LASERS-SYSTEMS/COMPONENTS -- 1.0%
Cymer*                                104,500           1,948
                                                -------------
                                                        1,948
                                                -------------
TOTAL INDUSTRIAL (COST $4,261)                          2,891
                                                -------------
--------------------------------------------------------------------------------
SERVICES -- 23.3%
ADVERTISING SERVICES -- 1.9%
Getty Images*                         180,900           3,629
                                                -------------
                                                        3,629
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 6.7%
Anteon International*                 115,800           3,147
Cognizant Technology Solutions*        54,200           3,115
Factset Research Systems              148,700           3,948
Manhattan Associates*                 205,700           2,781
                                                -------------
                                                       12,991
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 4.9%
Advisory Board*                        96,300           2,852
Corporate Executive Board*            236,900           6,764
                                                -------------
                                                        9,616
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 1.4%
Pharmaceutical Product Development*   141,500           2,737
                                                -------------
                                                        2,737
--------------------------------------------------------------------------------
SCHOOLS -- 8.4%
Career Education*                     133,100           6,390
Corinthian Colleges*                  181,300           6,842
Strayer Education                      54,300           3,230
                                                -------------
                                                       16,462
                                                -------------
TOTAL SERVICES (COST $42,147)                          45,435
                                                -------------
--------------------------------------------------------------------------------

PBHG FUNDS

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)

 PBHG EMERGING GROWTH FUND PBEGX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- 34.9%
APPLICATIONS SOFTWARE -- 3.4%
Mercury Interactive*                  100,000   $       1,716
Quest Software*                       515,200           4,843
                                                -------------
                                                        6,559
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 2.9%
NetScreen Technologies*               528,800           5,738
                                                -------------
                                                        5,738
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.9%
Sandisk*                              277,100           3,633
                                                -------------
                                                        3,633
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 2.0%
Documentum*                           341,100           3,940
                                                -------------
                                                        3,940
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 4.3%
Cognos*^                              105,600           1,775
NETIQ*                                144,400           2,094
Precise Software Solutions*           490,400           4,492
                                                -------------
                                                        8,361
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 5.5%
ChipPAC*                              398,100             852
Semtech*                              201,500           1,955
Silicon Laboratories*                 302,100           5,537
Skyworks Solutions*                   525,400           2,380
                                                -------------
                                                       10,724
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 1.5%
Magma Design Automation*              157,900           1,408
Nassda*                               299,400           1,563
                                                -------------
                                                        2,971
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 2.4%
Foundry Networks*                     540,900           2,964
Ixia*                                 410,500           1,683
                                                -------------
                                                        4,647
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 7.9%
Exar*                                 135,700           1,567
Integrated Circuit Systems*           344,500           5,409
Integrated Device Technology*         174,000           1,817
Marvell Technology Group*             286,700           4,544
Power Integrations*                   160,500           1,956
                                                -------------
                                                       15,293
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 2.7%
ATMI*                                 149,800           2,112
Entegris*                             275,500           2,141
Mykrolis*                             175,000           1,076
                                                -------------
                                                        5,329
--------------------------------------------------------------------------------

                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.4%
Altiris*                               76,000   $         756
                                                -------------
                                                          756
                                                -------------
TOTAL TECHNOLOGY (COST $104,526)                       67,951
                                                -------------
TOTAL COMMON STOCK (COST $202,370)                    174,740
                                                -------------
--------------------------------------------------------------------------------
WARRANTS-- 0.0%
K2, Expiration: 12/31/02,
   Strike Price: $30                    2,319              --
                                                -------------
                                                           --
                                                -------------
TOTAL WARRANTS (COST $0)                                   --
                                                -------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 13.9%
UBS Warburg LLC
   1.88%, dated 09/30/02, matures
   10/01/02, repurchase price $26,991,507,
   (collateralized by U.S. Government
   Agency Obligations: total market
   value $27,534,383)(A)              $26,990          26,990
                                                -------------
TOTAL REPURCHASE AGREEMENT (COST $26,990)              26,990
                                                -------------
TOTAL INVESTMENTS-- 103.6% (COST $229,360)            201,730
                                                -------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- (3.6)%
Receivable for Investment Securities Sold               5,472
Payable for Administrative Fees                           (26)
Payable for Investment Advisory Fees                     (150)
Payable for Investment Securities Purchased           (10,881)
Other Assets and Liabilities, Net                      (1,420)
                                                -------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                (7,005)
                                                -------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 25,939,873 outstanding shares
   of common stock                                    615,700
Accumulated net investment loss                        (1,976)
Accumulated net realized loss on investments         (391,369)
Unrealized depreciation on investments                (27,630)
                                                -------------
TOTAL NET ASSETS-- 100.0%                       $     194,725
                                                =============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                         $7.51
                                                        =====
* Non-income producing security.
^ The fund held a Canadian domiciled security traded on the Nasdaq stock market as of September 30, 2002.
(A) -- Tri-party repurchase agreement
Cl -- Class
LLC -- Limited Liability Company


The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS

                                                    PBHG GROWTH FUND (UNAUDITED)
                                                          PBHG GROWTH FUND PBHGX

INVESTMENT FOCUS
STYLE

MARKET CAPITALIZATION

          VALUE     BLEND    GROWTH
------------------------------------------
Large
------------------------------------------
Medium                         X
------------------------------------------
Small
------------------------------------------
Source: Pilgrim Baxter & Associates, Ltd.

                                                    AVERAGE ANNUAL TOTAL RETURN1
                                                        AS OF SEPTEMBER 30, 2002

                                               One      Annualized      Annualized    Annualized        Annualized
                                   6          Year        3 Year          5 Year        10 Year          Inception
                                Months2      Return       Return          Return        Return            to Date
---------------------------------------------------------------------------------------------------------------------------
  PBHG Growth Fund -
     PBHG Class3               (24.82)%     (19.14)%     (16.59)%         (9.00)%        9.06%            10.84%
---------------------------------------------------------------------------------------------------------------------------
  PBHG Growth Fund -
     Advisor Class4            (24.92)%     (19.34)%     (16.77)%         (9.22)%        8.90%            10.75%
---------------------------------------------------------------------------------------------------------------------------

              COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG GROWTH FUND - PBHG CLASS1
                   VERSUS THE RUSSELL 2000(R) GROWTH INDEX AND THE LIPPER MID-CAP GROWTH FUNDS AVERAGE

                                      [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                               Growth Fund                     2000 Growth Index                         Mid-Cap Growth Funds
12/31/85                         $10,000                         $10,000                                        $10,000
1/31/86                           10,250                          10,228                                         10,219
2/28/86                           11,080                          10,983                                         10,960
3/31/86                           11,510                          11,482                                         11,534
4/30/86                           11,640                          11,763                                         11,677
5/31/86                           12,580                          12,194                                         12,401
6/30/86                           12,680                          12,233                                         12,561
7/31/86                           11,700                          10,918                                         11,497
8/31/86                           12,380                          11,153                                         12,017
9/30/86                           11,240                          10,245                                         11,056
10/31/86                          12,193                          10,766                                         11,653
11/30/86                          12,676                          10,718                                         11,769
12/31/86                          12,394                          10,358                                         11,525
1/31/87                           14,728                          11,691                                         13,046
2/28/87                           16,509                          12,823                                         14,198
3/31/87                           16,871                          13,175                                         14,357
4/30/87                           16,911                          12,767                                         14,131
5/31/87                           17,046                          12,677                                         14,249
6/30/87                           16,508                          12,991                                         14,454
7/31/87                           16,604                          13,302                                         14,958
8/31/87                           17,548                          13,687                                         15,571
9/30/87                           17,524                          13,413                                         15,285
10/31/87                          12,898                           8,994                                         11,346
11/30/87                          11,840                           8,399                                         10,576
12/31/87                          13,832                           9,273                                         11,898
1/31/88                           13,566                           9,454                                         11,959
2/29/88                           14,814                           10,334                                         12,803
3/31/88                           14,660                           10,888                                         12,947
4/30/88                           15,011                           11,151                                         13,171
5/31/88                           14,576                           10,783                                         12,942
6/30/88                           15,684                           11,579                                         13,844
7/31/88                           14,969                           11,363                                         13,433
8/31/88                           14,099                           10,950                                         12,920
9/30/88                           14,744                           11,260                                         13,418
10/31/88                          14,449                           11,073                                         13,270
11/30/88                          14,119                           10,642                                         12,942
12/31/88                          14,780                           11,162                                         13,510
1/31/89                           15,792                           11,638                                         14,287
2/28/89                           15,553                           11,667                                         14,242
3/31/89                           15,244                           11,991                                         14,564
4/30/89                           16,467                           12,588                                         15,463
5/31/89                           18,020                           13,191                                         16,258
6/30/89                           17,004                           12,767                                         15,832
7/31/89                           18,401                           13,365                                         16,907
8/31/89                           19,177                           13,749                                         17,419
9/30/89                           19,896                           13,907                                         17,555
10/31/89                          18,852                           13,146                                         16,856
11/30/89                          18,698                           13,263                                         17,045
12/31/89                          19,109                           13,413                                         17,239
1/31/90                           17,501                           12,029                                         15,796
2/28/90                           18,537                           12,485                                         16,237
3/31/90                           19,377                           13,057                                         16,919
4/30/90                           18,948                           12,669                                         16,527
5/31/90                           21,627                           13,799                                         18,267
6/30/90                           21,823                           13,881                                         18,398
7/31/90                           20,716                           13,250                                         17,830
8/31/90                           17,984                           11,332                                         15,731
9/30/90                           15,483                           10,259                                         14,504
10/31/90                          14,787                            9,683                                         14,047
11/30/90                          16,614                           10,574                                         15,264
12/31/90                          17,266                           11,078                                         16,027
1/31/91                           19,518                           12,118                                         17,367
2/28/91                           20,782                           13,510                                         18,754
3/31/91                           22,659                           14,462                                         19,756
4/30/91                           22,284                           14,290                                         19,558
5/31/91                           23,271                           14,980                                         20,603
6/30/91                           20,664                           13,961                                         19,389
7/31/91                           22,323                           14,593                                         20,652
8/31/91                           23,449                           15,238                                         21,531
9/30/91                           23,074                           15,467                                         21,505
10/31/91                          23,745                           16,126                                         22,215
11/30/91                          22,724                           15,285                                         21,393
12/31/91                          26,179                           16,748                                         24,174
1/31/92                           27,174                           18,064                                         24,721
2/29/92                           27,447                           18,257                                         25,109
3/31/92                           25,782                           17,207                                         23,934
4/30/92                           24,862                           16,208                                         23,041
5/31/92                           24,688                           16,171                                         23,131
6/30/92                           23,544                           15,140                                         22,148
7/31/92                           23,420                           15,615                                         22,980
8/31/92                           22,649                           15,014                                         22,445
9/30/92                           23,644                           15,433                                         22,912
10/31/92                          25,061                           16,068                                         23,773
11/30/92                          28,298                           17,568                                         25,466
12/31/92                          33,612                           18,050                                         26,184
1/31/93                           33,003                           18,274                                         26,661
2/28/93                           30,891                           17,281                                         25,568
3/31/93                           34,668                           17,726                                         26,473
4/30/93                           33,868                           17,164                                         25,570
5/31/93                           37,613                           18,193                                         27,120
6/30/93                           39,822                           18,236                                         27,388
7/31/93                           40,302                           18,418                                         27,506
8/31/93                           43,375                           19,300                                         29,005
9/30/93                           47,344                           19,938                                         30,017
10/31/93                          48,145                           20,514                                         30,278
11/30/93                          46,320                           19,684                                         29,306
12/31/93                          49,312                           20,461                                         30,505
1/31/94                           51,258                           21,006                                         31,356
2/28/94                           51,777                           20,913                                         31,140
3/31/94                           47,592                           19,629                                         29,377
4/30/94                           47,884                           19,659                                         29,348
5/31/94                           45,192                           19,218                                         28,878
6/30/94                           41,591                           18,397                                         27,512
7/31/94                           42,888                           18,659                                         28,189
8/31/94                           47,657                           20,028                                         30,052
9/30/94                           49,052                           20,112                                         29,980
10/31/94                          50,577                           20,326                                         30,601
11/30/94                          49,571                           19,504                                         29,392
12/31/94                          51,654                           19,964                                         29,915
1/31/95                           49,122                           19,557                                         29,712
2/28/95                           51,849                           20,461                                         30,978
3/31/95                           54,219                           21,058                                         32,074
4/30/95                           53,667                           21,375                                         32,286
5/31/95                           54,089                           21,655                                         32,851
6/30/95                           59,998                           23,147                                         35,072
7/31/95                           67,238                           24,951                                         37,772
8/31/95                           67,141                           25,259                                         38,256
9/30/95                           70,712                           25,779                                         39,369
10/31/95                          72,660                           24,511                                         38,609
11/30/95                          75,550                           25,593                                         39,987
12/31/95                          77,660                           26,160                                         40,227
1/31/96                           74,186                           25,944                                         40,412
2/29/96                           79,673                           27,127                                         42,009
3/31/96                           82,140                           27,663                                         42,748
4/30/96                           89,056                           29,787                                         45,668
5/31/96                           93,114                           31,314                                         47,367
6/30/96                           89,348                           29,279                                         45,571
7/31/96                           80,128                           25,705                                         41,242
8/31/96                           84,218                           27,608                                         43,725
9/30/96                           91,621                           29,030                                         46,742
10/31/96                          85,192                           27,777                                         45,555
11/30/96                          87,465                           28,550                                         47,135
12/31/96                          85,290                           29,107                                         46,787
1/31/97                           85,225                           29,834                                         48,611
2/28/97                           76,102                           28,032                                         46,045
3/31/97                           68,375                           26,054                                         43,033
4/30/97                           68,667                           25,752                                         43,309
5/31/97                           77,141                           29,623                                         48,099
6/30/97                           80,420                           30,627                                         50,061
7/31/97                           85,972                           32,197                                         54,056
8/31/97                           84,153                           33,163                                         53,818
9/30/97                           90,192                           35,809                                         57,672
10/31/97                          85,160                           33,659                                         54,707
11/30/97                          82,465                           32,856                                         54,122
12/31/97                          82,433                           32,875                                         54,609
1/31/98                           80,290                           32,436                                         53,861
2/28/98                           87,757                           35,300                                         58,671
3/31/98                           91,653                           36,781                                         61,510
4/30/98                           92,010                           37,006                                         62,119
5/31/98                           83,569                           34,318                                         58,759
6/30/98                           88,212                           34,668                                         61,262
7/31/98                           80,095                           31,774                                         57,954
8/31/98                           60,388                           24,439                                         45,905
9/30/98                           65,063                           26,917                                         49,265
10/31/98                          66,524                           28,321                                         51,650
11/30/98                          72,530                           30,518                                         55,611
12/31/98                          82,920                           33,279                                         62,407
1/31/99                           84,705                           34,776                                         64,647
2/28/99                           76,167                           31,595                                         60,044
3/31/99                           79,576                           32,720                                         64,031
4/30/99                           76,102                           35,610                                         66,791
5/31/99                           78,764                           35,666                                         66,664
6/30/99                           88,764                           37,545                                         71,851
7/31/99                           87,530                           36,384                                         70,852
8/31/99                           89,803                           35,023                                         70,618
9/30/99                           96,978                           35,699                                         71,557
10/31/99                         105,776                           36,613                                         77,726
11/30/99                         122,561                           40,485                                         86,711
12/31/99                         159,576                           47,620                                        102,483
1/31/2000                        159,543                           47,177                                        100,864
2/29/2000                        216,428                           58,153                                        124,698
3/31/2000                        197,803                           52,040                                        120,222
4/30/2000                        166,851                           46,785                                        108,825
5/31/2000                        151,392                           42,689                                        100,086
6/30/2000                        180,997                           48,203                                        113,888
7/31/2000                        168,367                           44,072                                        110,187
8/31/2000                        198,511                           48,708                                        124,720
9/30/2000                        182,277                           46,288                                        120,268
10/31/2000                       166,582                           42,531                                        111,693
11/30/2000                       120,137                           34,809                                         91,230
12/31/2000                       122,895                           36,939                                         97,626
1/31/2001                        129,968                           39,929                                         99,481
2/28/2001                        101,003                           34,455                                         85,165
3/31/2001                         85,908                           31,322                                         75,371
4/30/2001                        101,833                           35,157                                         85,539
5/31/2001                        100,212                           35,972                                         85,573
6/30/2001                        101,319                           36,952                                         85,154
7/31/2001                         92,033                           33,800                                         80,240
8/31/2001                         81,600                           31,689                                         74,407
9/30/2001                         69,588                           26,576                                         63,469
10/31/2001                        73,342                           29,133                                         67,633
11/30/2001                        78,479                           31,565                                         73,415
12/31/2001                        80,454                           33,530                                         76,352
1/31/2002                         76,266                           32,337                                         74,000
2/28/2002                         70,101                           30,244                                         69,930
3/31/2002                         74,843                           32,873                                         74,532
4/30/2002                         74,883                           32,161                                         72,057
5/31/2002                         71,800                           30,281                                         69,651
6/30/2002                         65,952                           27,713                                         63,570
7/31/2002                         60,025                           23,454                                         56,851
8/31/2002                         59,037                           23,443                                         56,237
9/30/2002                         56,271                           21,750                                         52,604

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund's investment in technology companies involves the risk of volatility. Products of technology companies may be subject to severe competition and rapid obsolescence. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month returns have not been annualized.
3 The PBHG Growth Fund-PBHG Class commenced operations on December 19, 1985.
4 The performance shown for the Advisor Class (formerly known as the Trust
  Class) prior to its inception on August 16, 1996, is based on the performance and expenses of the PBHG Class. Subsequent to August 16, 1996, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception date to September 30, 2002 was (6.28)%.
5 The Russell 2000(R) Growth Index is an unmanaged index comprised of those securities in the Russell 2000(R) Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible. The chart assumes $10,000 invested in the Russell 2000(R) Growth Index at that month's end, December 31, 1985.
6 The Lipper Mid-Cap Growth Funds Average represents the average performance of
  516 mutual funds classified by Lipper, Inc. in the Mid-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible. The chart assumes $10,000 invested in the Lipper Mid-Cap Growth Funds Average at that month's end, December 31, 1985.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2002

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Consumer Cyclical                            15%
Consumer Non-Cyclical                         3%
Energy                                        5%
Financial                                     8%
Health Care                                  26%
Industrial                                    9%
Services                                     20%
Technology                                   14%

% of Total Portfolio Investments in Common Stock


TOP TEN HOLDINGS AT SEPTEMBER 30, 2002*

Apollo Group, Cl A                                4.0%
Corinthian Colleges                               4.0%
Alliant Techsystems                               3.9%
Varian Medical Systems                            3.8%
Career Education                                  3.7%
Electronic Arts                                   3.1%
L-3 Communications Holdings                       3.0%
Express Scripts, Cl A                             2.6%
Community Health Systems                          2.6%
ChoicePoint                                       2.4%
-------------------------------------------------------------------------------
Total Top Ten Holdings                           33.1%

*As a % of Common Stock

PBHG FUNDS

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)
 PBHG GROWTH FUND PBHGX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 90.2%
CONSUMER CYCLICAL -- 13.0%
APPAREL MANUFACTURERS -- 0.6%
Coach*                                311,400    $      7,972
                                                 ------------
                                                        7,972
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 4.8%
Activision*                           872,700          20,884
Electronic Arts*                      562,500          37,102
Take-Two Interactive Software*        192,900           5,594
                                                 ------------
                                                       63,580
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.7%
Ross Stores                           252,700           9,006
                                                 ------------
                                                        9,006
--------------------------------------------------------------------------------
RETAIL-ARTS & CRAFTS -- 1.5%
Michaels Stores*                      433,000          19,788
                                                 ------------
                                                       19,788
--------------------------------------------------------------------------------
RETAIL-AUTO PARTS -- 0.8%
O'Reilly Automotive*                  352,100          10,077
                                                 ------------
                                                       10,077
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 0.6%
CDW Computer Centers*                 194,300           8,231
                                                 ------------
                                                        8,231
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.5%
Family Dollar Stores                  213,000           5,725
                                                 ------------
                                                        5,725
--------------------------------------------------------------------------------
RETAIL-MAIL ORDER -- 1.0%
Williams-Sonoma*                      560,900          13,254
                                                 ------------
                                                       13,254
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 2.2%
Brinker International*                246,800           6,392
Cheesecake Factory*                   392,200          11,699
Darden Restaurants                    445,850          10,808
                                                 ------------
                                                       28,899
--------------------------------------------------------------------------------
RETAIL-VARIETY STORE -- 0.3%
99 Cents Only Stores*                 206,800           4,281
                                                 ------------
                                                        4,281
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $171,933)               170,813
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 2.9%
FOOD-RETAIL -- 2.4%
American Italian Pasta*               251,400           8,973
Whole Foods Market*                   504,700          21,621
                                                 ------------
                                                       30,594
--------------------------------------------------------------------------------

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.5%
Performance Food Group*               200,000    $      6,792
                                                 ------------
                                                        6,792
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $37,951)             37,386
                                                 ------------
--------------------------------------------------------------------------------
ENERGY -- 4.3%
OIL & GAS DRILLING -- 2.6%
ENSCO International                   434,700          10,885
GlobalSantaFe                         380,000           8,493
Nabors Industries Limited*            252,800           8,279
Transocean                            305,000           6,344
                                                 ------------
                                                       34,001
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.2%
National-Oilwell*                     387,800           7,516
Smith International*                  280,000           8,207
                                                 ------------
                                                       15,723
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 0.5%
Weatherford International Limited*    186,600           6,930
                                                 ------------
                                                        6,930
                                                 ------------
TOTAL ENERGY (COST $58,777)                            56,654
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 7.0%
COMMERCIAL BANKS-CENTRAL US -- 2.1%
Associated Banc-Corp                  394,590          12,520
TCF Financial                         345,500          14,625
                                                 ------------
                                                       27,145
--------------------------------------------------------------------------------
COMMERCIAL BANKS-EASTERN US -- 2.3%
Commerce Bancorp                      347,800          14,437
North Fork Bancorporation             407,700          15,428
                                                 ------------
                                                       29,865
--------------------------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN US -- 0.4%
Southwest Bancorp of Texas*           162,700           5,924
                                                 ------------
                                                        5,924
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 2.2%
Independence Community Bank           536,400          13,458
New York Community Bancorp            565,800          15,939
                                                 ------------
                                                       29,397
--------------------------------------------------------------------------------
TOTAL FINANCIAL (COST $100,401)                        92,331
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 23.7%
DENTAL SUPPLIES & EQUIPMENT -- 2.2%
Dentsply International                295,800          11,882
Patterson Dental*                     329,200          16,849
                                                 ------------
                                                       28,731
--------------------------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 2.2%
Caremark Rx*                          932,300          15,849
First Health Group*                   475,200          12,888
                                                 ------------
                                                       28,737
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS
                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)
                                                          PBHG GROWTH FUND PBHGX

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 3.9%
Cooper Companies                      126,300   $       6,631
Varian Medical Systems*             1,045,900          44,963
                                                 ------------
                                                       51,594
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.3%
Charles River Laboratories International*178,900        7,022
Idec Pharmaceuticals*                 226,600           9,408
                                                 ------------
                                                       16,430
--------------------------------------------------------------------------------
MEDICAL-HMO -- 3.5%
Coventry Health Care*                 612,000          19,890
Mid Atlantic Medical Services*        735,000          26,607
                                                 ------------
                                                       46,497
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 6.1%
Community Health Systems*           1,149,300          30,606
LifePoint Hospitals*                  845,300          26,363
Triad Hospitals*                      622,500          23,624
                                                 ------------
                                                       80,593
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 3.8%
Accredo Health*                       401,250          19,132
Express Scripts, Cl A*                570,000          31,076
                                                 ------------
                                                       50,208
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.7%
Gilead Sciences*                      265,500           8,902
                                                 ------------
                                                        8,902
                                                 ------------
TOTAL HEALTH CARE (COST $282,685)                     311,692
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 8.5%
AEROSPACE/DEFENSE-EQUIPMENT -- 3.5%
Alliant Techsystems*                  661,050          45,778
                                                 ------------
                                                       45,778
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.6%
Gentex*                               307,001           8,347
                                                 ------------
                                                        8,347
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 2.7%
L-3 Communications Holdings*          674,300          35,536
                                                 ------------
                                                       35,536
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.6%
Stericycle*                           250,900           8,510
                                                 ------------
                                                        8,510
--------------------------------------------------------------------------------
LASERS-SYSTEMS/COMPONENTS -- 0.3%
Cymer*                                181,600           3,385
                                                 ------------
                                                        3,385
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.8%
Waste Connections*                    295,600          10,284
                                                 ------------
                                                       10,284
                                                 ------------
TOTAL INDUSTRIAL (COST $94,877)                       111,840
                                                 ------------
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
SERVICES -- 18.0%
COMMERCIAL SERVICES -- 2.2%
ChoicePoint*                          808,900    $     28,829
                                                 ------------
                                                       28,829
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 3.5%
Affiliated Computer Services*         488,400          20,781
CACI International*                   723,700          25,655
                                                 ------------
                                                       46,436
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 1.7%
Corporate Executive Board*            805,600          23,000
                                                 ------------
                                                       23,000
--------------------------------------------------------------------------------
SCHOOLS -- 10.6%
Apollo Group, Cl A*                 1,097,350          47,658
Career Education*                     922,800          44,302
Corinthian Colleges*                1,243,700          46,937
                                                 ------------
                                                      138,897
                                                 ------------
TOTAL SERVICES (COST $188,761)                        237,162
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 12.8%
APPLICATIONS SOFTWARE -- 0.7%
JD Edwards*                           547,800           5,067
Mercury Interactive*                  201,000           3,449
                                                 ------------
                                                        8,516
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.2%
Brocade Communications Systems*       306,900           2,311
                                                 ------------
                                                        2,311
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.5%
Documentum*                           568,900           6,571
                                                 ------------
                                                        6,571
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.8%
Cognos*^                              625,400          10,513
                                                 ------------
                                                       10,513
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 4.8%
Broadcom, Cl A*                       523,400           5,590
Cree*                                 760,100           9,501
Intersil*                             526,300           6,821
Microchip Technology*               1,339,950          27,402
QLogic*                               344,200           8,963
Silicon Laboratories*                 269,500           4,940
                                                 ------------
                                                       63,217
--------------------------------------------------------------------------------
INTERNET SECURITY -- 1.9%
Symantec*                             755,100          25,394
                                                 ------------
                                                       25,394
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.3%
Foundry Networks*                     756,500           4,145
                                                 ------------
                                                        4,145
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS
                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)
                                                          PBHG GROWTH FUND PBHGX

                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.6%
Integrated Circuit Systems*           431,300    $      6,771
Marvell Technology Group*             934,300          14,809
                                                 ------------
                                                       21,580
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.5%
Lam Research*                         318,000           2,830
Novellus Systems*                     189,600           3,946
                                                 ------------
                                                        6,776
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 1.1%
Advanced Fibre Communication*         863,800          11,463
Utstarcom*                            150,000           2,290
                                                 ------------
                                                       13,753
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.4%
RF Micro Devices*                     965,000           5,790
                                                 ------------
                                                        5,790
                                                 ------------
TOTAL TECHNOLOGY (COST $216,846)                      168,566
                                                 ------------
TOTAL COMMON STOCK (COST $1,152,231)                1,186,444
                                                 ------------
--------------------------------------------------------------------------------
INVESTMENT COMPANY -- 1.2%
INDEX FUND-LARGE CAP -- 1.2%
Nasdaq-100 Index Tracking Stock*      750,000          15,563
                                                 ------------
                                                       15,563
                                                 ------------
TOTAL INVESTMENT COMPANY (COST $16,882)                15,563
                                                 ------------
--------------------------------------------------------------------------------
CONVERTIBLE BOND -- 0.0%
MicroStrategy, Series A
   7.500%, 06/24/07                  $    685             141
                                                 -------------
                                                          141
                                                 ------------
TOTAL CONVERTIBLE BOND (COST $0)                          141
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 9.8%
Barclays
   1.89%, dated 09/30/02, matures
   10/01/02, repurchase price $14,378,241
   (collateralized by U.S. Government
   Obligations: total market
   value $14,669,524) (A)              14,377          14,377
Deutsche Bank
   1.89%, dated 09/30/02, matures
   10/01/02, repurchase price $15,869,639
   (collateralized by U.S. Government
   Obligations: total market
   value $16,186,599) (A)              15,869          15,869
Greenwich
   1.89%, dated 09/30/02, matures
   10/01/02, repurchase price
   $20,460,863 (collateralized by
   U.S. Government Obligations:
   total market value $20,873,479) (A) 20,460          20,460

                                      Face             Market
Description                       Amount (000)       Value (000)
--------------------------------------------------------------------------------
JP Morgan Chase
     1.89%, dated 09/30/02, matures
     10/01/02, repurchase price
     $61,940,451 (collateralized by
     U.S. Government Obligations:
     total market value
     $63,180,596)(A)                  $61,937         $61,937
UBS Warburg LLC
   1.89%, dated 09/30/02, matures
   10/01/02, repurchase price $16,317,855
   (collateralized by U.S. Government
   Obligations: total market
   value $16,647,835) (A)              16,317          16,317
                                                 ------------
TOTAL REPURCHASE AGREEMENTS (COST $128,960)           128,960
                                                 ------------
TOTAL INVESTMENTS-- 101.2% (COST $1,298,073)        1,331,108
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- (1.2%)
Receivable for Investment Securities Sold              14,926
Payable for Adminstrative Fees                           (168)
Payable for Distribution Fees                              (8)
Payable for Investment Advisory Fees                     (950)
Payable for Investment Securities Purchased           (27,081)
Other Assets and Liabilities, Net                      (2,624)
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET               (15,905)
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 89,854,068 outstanding shares
   of common stock                                  2,877,280
Fund Shares of Advisor Class ($0.001 par value)
   based on 2,578,586 outstanding shares
   of common stock                                     86,838
Accumulated net investment loss                        (9,072)
Accumulated net realized loss on investments       (1,672,878)
Unrealized appreciation on investments                 33,035
                                                 ------------
TOTAL NET ASSETS-- 100.0%                        $  1,315,203
                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                        $14.24
                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- ADVISOR CLASS                     $14.01
                                                       ======

* Non-income producing security.
^ The fund held a Canadian domiciled security traded on the Nasdaq stock market as of September 30, 2002.
(A) -- Tri-party repurchase agreement
Cl -- Class
LLC -- Limited Liability Company


The accompanying notes are an integral part of the financial statements.

PBHG FUNDS
                                              PBHG LARGE CAP 20 FUND (UNAUDITED)
                                                 PBHG LARGE CAP 20 FUND PLCPX


INVESTMENT FOCUS
STYLE

MARKET CAPITALIZATION

          VALUE     BLEND    GROWTH
------------------------------------------
Large                          X
------------------------------------------
Medium
------------------------------------------
Small
------------------------------------------
Source: Pilgrim Baxter & Associates, Ltd.


                                                    AVERAGE ANNUAL TOTAL RETURN1
                                                      AS OF SEPTEMBER 30, 2002

                                                      One     Annualized      Annualized      Annualized
                                         6           Year       3 Year          5 Year         Inception
                                      Months2       Return      Return          Return          to Date
---------------------------------------------------------------------------------------------------------------------------
  PBHG Large Cap 20 Fund -
     PBHG Class3                     (26.01)%      (22.80)%    (15.25)%          3.65%           7.74%
---------------------------------------------------------------------------------------------------------------------------
  PBHG Large Cap 20 Fund -
     Advisor Class4                  (26.03)%      (22.97)%    (15.35)%          3.57%           7.67%
---------------------------------------------------------------------------------------------------------------------------


           COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG LARGE CAP 20 FUND - PBHG CLASS1
            VERSUS THE S&P 500 INDEX, RUSSELL 1000(R) GROWTH INDEX AND THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE

                                      [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                           PBHG                         S&P                       Lipper Large-Cap                  Russell 1000
                       Large Cap 20                  500 Index                      Growth Funds                    Growth Index
11/30/96                   $10,000                    $10,000                            $10,000                         $10,000
12/31/96                     9,841                      9,802                              9,804                           9,767
1/31/97                     10,462                     10,414                             10,492                          10,362
2/28/97                     10,001                     10,496                             10,421                          10,199
3/31/97                      9,260                     10,065                              9,857                           9,659
4/30/97                      9,881                     10,666                             10,511                          10,171
5/31/97                     10,912                     11,315                             11,270                          10,875
6/30/97                     11,523                     11,821                             11,721                          11,326
7/31/97                     12,854                     12,761                             12,758                          12,379
8/31/97                     12,234                     12,047                             12,011                          11,811
9/30/97                     12,914                     12,706                             12,602                          12,438
10/31/97                    12,424                     12,283                             12,136                          11,996
11/30/97                    12,494                     12,851                             12,652                          12,263
12/31/97                    13,084                     13,071                             12,793                          12,424
1/31/98                     13,355                     13,216                             13,176                          12,607
2/28/98                     15,097                     14,168                             14,167                          13,602
3/31/98                     15,998                     14,893                             14,732                          14,221
4/30/98                     16,278                     15,043                             14,935                          14,428
5/31/98                     15,848                     14,785                             14,512                          14,056
6/30/98                     17,589                     15,385                             15,400                          14,883
7/31/98                     17,609                     15,221                             15,298                          14,740
8/31/98                     14,516                     13,023                             13,002                          12,341
9/30/98                     16,708                     13,858                             14,001                          13,177
10/31/98                    17,069                     14,985                             15,127                          14,060
11/30/98                    18,320                     15,893                             16,277                          15,036
12/31/98                    21,960                     16,809                             17,745                          16,565
1/31/99                     23,995                     17,512                             18,787                          17,597
2/28/99                     22,294                     16,968                             17,929                          16,884
3/31/99                     24,400                     17,647                             18,873                          17,833
4/30/99                     23,337                     18,330                             18,897                          17,911
5/31/99                     22,527                     17,897                             18,317                          17,372
6/30/99                     24,178                     18,891                             19,599                          18,606
7/31/99                     23,540                     18,301                             18,977                          18,064
8/31/99                     24,512                     18,210                             19,287                          18,073
9/30/99                     25,372                     17,711                             18,881                          17,900
10/31/99                    28,136                     18,831                             20,307                          19,131
11/30/99                    33,614                     19,214                             21,403                          20,174
12/31/99                    44,567                     20,346                             23,629                          22,534
1/31/2000                   43,320                     19,324                             22,521                          21,662
2/29/2000                   51,964                     18,958                             23,622                          23,057
3/31/2000                   53,163                     20,813                             25,313                          24,404
4/30/2000                   47,264                     20,186                             24,109                          23,096
5/31/2000                   41,293                     19,772                             22,895                          21,846
6/30/2000                   49,926                     20,259                             24,630                          23,338
7/31/2000                   49,542                     19,943                             23,603                          22,874
8/31/2000                   56,665                     21,181                             25,740                          24,823
9/30/2000                   51,916                     20,063                             23,305                          23,140
10/31/2000                  46,677                     19,978                             22,202                          22,094
11/30/2000                  35,502                     18,403                             18,930                          19,288
12/31/2000                  34,725                     18,493                             18,331                          19,261
1/31/2001                   35,483                     19,149                             19,597                          19,823
2/28/2001                   29,172                     17,403                             16,270                          16,963
3/31/2001                   24,542                     16,301                             14,500                          15,289
4/30/2001                   27,008                     17,568                             16,333                          16,877
5/31/2001                   26,719                     17,685                             16,093                          16,729
6/30/2001                   25,741                     17,255                             15,720                          16,218
7/31/2001                   24,652                     17,085                             15,327                          15,686
8/31/2001                   22,089                     16,016                             14,074                          14,422
9/30/2001                   20,008                     14,722                             12,669                          13,007
10/31/2001                  21,111                     15,003                             13,333                          13,525
11/30/2001                  22,819                     16,154                             14,614                          14,786
12/31/2001                  22,447                     16,295                             14,587                          14,824
1/31/2002                   20,918                     16,058                             14,329                          14,493
2/28/2002                   20,325                     15,748                             13,735                          13,834
3/31/2002                   20,876                     16,340                             14,210                          14,404
4/30/2002                   20,284                     15,350                             13,050                          13,393
5/31/2002                   19,443                     15,237                             12,734                          13,099
6/30/2002                   18,368                     14,151                             11,556                          12,016
7/31/2002                   16,357                     13,048                             10,921                          11,126
8/31/2002                   16,246                     13,134                             10,954                          11,145
9/30/2002                   15,447                     11,706                              9,817                          10,119

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund's investment in technology companies involves the risk of volatility. Products of technology companies may be subject to severe competition and rapid obsolescence. Funds that invest in a limited number of securities may involve greater risk than more diversified funds, including a greater potential for volatility. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month returns have not been annualized.
3 The PBHG Large Cap 20 Fund - PBHG Class commenced operations on November 29,
  1996.
4 The performance shown for the Advisor Class prior to its inception on December
  29, 2000, is based on the performance and expenses of the PBHG Class. Subsequent to December 29, 2000, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception to September 30, 2002 was (37.09)%.
5 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
6 The Russell 1000(R) Growth Index is an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
7 The Lipper Large-Cap Growth Funds Average represents the average performance of 729 mutual funds classified by Lipper, Inc. in the Large-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible. The chart assumes $10,000 invested in the Lipper Large-Cap Growth Funds Average at that month's end, November 30, 1996.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2002

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Consumer Cyclical                           17%
Consumer Non-Cyclical                        7%
Financial                                   15%
Health Care                                 38%
Industrial                                  13%
Technology                                  10%

% of Total Portfolio Investments in Common Stock


TOP TEN HOLDINGS AT SEPTEMBER 30, 2002*

UnitedHealth Group                                8.6%
Lockheed Martin                                   8.4%
Procter & Gamble                                  7.3%
Bed Bath & Beyond                                 6.8%
HCA                                               5.8%
Freddie Mac                                       5.8%
Wal-Mart Stores                                   5.6%
Bank of America                                   5.5%
Microsoft                                         5.4%
Quest Diagnostics                                 5.1%
--------------------------------------------------------------------------------
Total Top Ten Holdings                           64.3%

*As a % of Common Stock

PBHG FUNDS
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)

 PBHG LARGE CAP 20 FUND PLCPX

                                                       Market
Description                            Shares        Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 88.1%
CONSUMER CYCLICAL -- 15.2%
ENTERTAINMENT SOFTWARE -- 1.5%
Electronic Arts*                        49,100   $      3,239
                                                 ------------
                                                        3,239
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 5.9%
Bed Bath & Beyond*                     395,500         12,882
                                                 ------------
                                                       12,882
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 5.0%
Wal-Mart Stores                        218,300         10,749
                                                 ------------
                                                       10,749
--------------------------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 2.8%
Kohl's*                                 99,300          6,038
                                                 ------------
                                                        6,038
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $36,502)                 32,908
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 6.4%
COSMETICS & TOILETRIES -- 6.4%
Procter & Gamble                       155,600         13,907
                                                 ------------
                                                       13,907
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $14,245)             13,907
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 13.1%
FINANCE-MORTGAGE LOAN/BANKER -- 5.1%
Freddie Mac                            196,400         10,979
                                                 ------------
                                                       10,979
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 3.1%
American International Group           123,600          6,761
                                                 ------------
                                                        6,761
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 4.9%
Bank of America                        164,800         10,514
                                                 ------------
                                                       10,514
                                                 ------------
TOTAL FINANCIAL (COST $32,574)                         28,254
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 33.6%
MEDICAL LABS & TESTING SERVICES -- 4.5%
Quest Diagnostics*                     156,900          9,654
                                                 ------------
                                                        9,654
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 4.0%
Johnson & Johnson                      161,500          8,734
                                                 ------------
                                                        8,734
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 3.9%
Amgen*                                 203,120          8,470
                                                 ------------
                                                        8,470
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 8.5%
Forest Laboratories*                   115,800          9,497
Pfizer                                 306,400          8,892
                                                 ------------
                                                       18,389
--------------------------------------------------------------------------------

                                      Shares/Face      Market
Description                          Amount (000)    Value (000)
--------------------------------------------------------------------------------
MEDICAL-HMO -- 7.6%
UnitedHealth Group                      188,800  $     16,467
                                                 ------------
                                                       16,467
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 5.1%
HCA                                     231,300        11,012
                                                 ------------
                                                       11,012
                                                 ------------
TOTAL HEALTH CARE (COST $75,498)                       72,726
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 11.4%
AEROSPACE/DEFENSE -- 11.4%
Lockheed Martin                         247,600        16,012
Northrop Grumman                         69,800         8,658
                                                 ------------
                                                       24,670
                                                 ------------
TOTAL INDUSTRIAL (COST $23,385)                        24,670
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 8.4%
APPLICATIONS SOFTWARE -- 4.8%
Microsoft*                              235,400        10,296
                                                 ------------
                                                       10,296
--------------------------------------------------------------------------------
COMPUTERS -- 3.6%
Dell Computer*                          332,200         7,810
                                                 ------------
                                                        7,810
                                                 ------------
TOTAL TECHNOLOGY (COST $19,754)                        18,106
                                                 ------------
TOTAL COMMON STOCK (COST $201,958)                    190,571
                                                 ------------
--------------------------------------------------------------------------------
INVESTMENT COMPANY -- 2.5%
INDEX FUND-LARGE CAP -- 2.5%
SPDR Trust Series 1                      65,900         5,390
                                                 ------------
                                                        5,390
                                                 ------------
TOTAL INVESTMENT COMPANY (COST $5,918)                  5,390
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 4.3%
Barclays
   1.89%, dated 09/30/02, matures 10/01/02,
   repurchase price $3,433,823 (collateralized
   by U.S. Government Obligations: total
   market value $3,506,130) (A)          $3,434         3,434
Deutsche Bank
   1.89%, dated 09/30/02, matures 10/01/02,
   repurchase price $2,938,687 (collateralized
   by U.S. Government Obligations: total
   market value $2,997,389) (A)           2,939         2,939
UBS Warburg LLC
   1.89%, dated 09/30/02, matures 10/01/02,
   repurchase price $2,793,207 (collateralized
   by U.S. Government Obligations: total
   market value $2,853,656) (A)           2,793         2,793
                                                 ------------
TOTAL REPURCHASE AGREEMENTS (COST $9,166)               9,166
                                                 ------------
TOTAL INVESTMENTS-- 94.9% (COST $217,042)        $    205,127
                                                 ============

Percentages are based on Net Assets of $216,178,338
* Non-income producing security.
(A) -- Tri-party repurchase agreement
LLC -- Limited Liability Company
SPDR -- Standard & Poor's 500 Composite Index Depositary Receipt

The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS

                                          PBHG LARGE CAP GROWTH FUND (UNAUDITED)

                                                PBHG LARGE CAP GROWTH FUND PBHLX


INVESTMENT FOCUS
STYLE

MARKET CAPITALIZATION

          VALUE     BLEND    GROWTH
------------------------------------------
Large                           X
------------------------------------------
Medium
------------------------------------------
Small
------------------------------------------
Source: Pilgrim Baxter & Associates, Ltd.


                                                    AVERAGE ANNUAL TOTAL RETURN1
                                                      AS OF SEPTEMBER 30, 2002

                                         One     Annualized  Annualized   Annualized
                             6          Year       3 Year      5 Year      Inception
                          Months2      Return      Return      Return       to Date
-------------------------------------------------------------------------------------------------
  PBHG Large Cap
    Growth Fund -
    PBHG Class3             (24.15)%    (21.39)%      (6.53)%      2.27%       11.46%
-------------------------------------------------------------------------------------------------
  PBHG Large Cap
    Growth Fund -
    Advisor Class4          (24.26)%    (21.58)%      (6.66)%      2.19%       11.40%
-------------------------------------------------------------------------------------------------

     COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG LARGE CAP GROWTH FUND - PBHG CLASS1
        VERSUS THE S&P 500 INDEX, RUSSELL 1000(R) GROWTH INDEX AND THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE

                                      [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                      PBHG Large Cap                                           Growth Funds                    Russell 1000
                        Growth Fund                   S&P 500 Index            Classification                      Growth
4/5/95                    10,000                         10,000                   10,000                          10,000
4/30/95                   10,000                         10,189                   10,000                          10,000
5/31/95                   10,070                         10,595                   10,349                          10,310
6/30/95                   10,920                         10,841                   10,748                          10,817
7/31/95                   11,740                         11,200                   11,195                          11,360
8/31/95                   12,310                         11,229                   11,207                          11,418
9/30/95                   13,160                         11,702                   11,724                          11,809
10/31/95                  13,510                         11,660                   11,732                          11,734
11/30/95                  13,720                         12,172                   12,188                          12,124
12/31/95                  13,383                         12,406                   12,258                          12,068
1/31/96                   14,146                         12,828                   12,668                          12,389
2/29/96                   14,827                         12,947                   12,899                          12,711
3/31/96                   14,992                         13,072                   12,916                          12,752
4/30/96                   15,880                         13,264                   13,256                          13,124
5/31/96                   16,509                         13,606                   13,719                          13,515
6/30/96                   16,158                         13,658                   13,738                          13,392
7/31/96                   15,023                         13,055                   12,933                          12,604
8/31/96                   15,601                         13,330                   13,267                          13,020
9/30/96                   16,870                         14,080                   14,233                          13,896
10/31/96                  16,365                         14,468                   14,318                          13,990
11/30/96                  16,994                         15,561                   15,393                          14,844
12/31/96                  16,514                         15,253                   15,092                          14,498
1/31/97                   17,247                         16,205                   16,151                          15,381
2/28/97                   16,504                         16,332                   16,041                          15,139
3/31/97                   14,727                         15,662                   15,173                          14,337
4/30/97                   15,626                         16,597                   16,181                          15,098
5/31/97                   17,330                         17,606                   17,348                          16,143
6/30/97                   18,197                         18,395                   18,043                          16,811
7/31/97                   19,860                         19,858                   19,638                          18,375
8/31/97                   18,941                         18,746                   18,489                          17,531
9/30/97                   20,139                         19,772                   19,399                          18,462
10/31/97                  19,282                         19,113                   18,682                          17,807
11/30/97                  19,365                         19,997                   19,475                          18,202
12/31/97                  20,206                         20,340                   19,693                          18,442
1/31/98                   19,893                         20,565                   20,282                          18,713
2/28/98                   22,450                         22,047                   21,808                          20,190
3/31/98                   23,681                         23,175                   22,677                          21,109
4/30/98                   23,817                         23,408                   22,991                          21,417
5/31/98                   23,160                         23,006                   22,338                          20,864
6/30/98                   24,861                         23,940                   23,707                          22,091
7/31/98                   24,621                         23,686                   23,550                          21,879
8/31/98                   19,945                         20,266                   20,015                          18,319
9/30/98                   21,458                         21,564                   21,553                          19,559
10/31/98                  21,573                         23,318                   23,285                          20,870
11/30/98                  22,993                         24,731                   25,056                          22,318
12/31/98                  26,353                         26,156                   27,316                          24,588
1/31/99                   27,213                         27,250                   28,920                          26,120
2/28/99                   25,671                         26,403                   27,599                          25,062
3/31/99                   27,447                         27,460                   29,052                          26,471
4/30/99                   27,157                         28,523                   29,089                          26,587
5/31/99                   26,029                         27,850                   28,196                          25,787
6/30/99                   27,950                         29,395                   30,170                          27,618
7/31/99                   26,933                         28,478                   29,212                          26,814
8/31/99                   27,135                         28,336                   29,689                          26,827
9/30/99                   27,593                         27,559                   29,065                          26,570
10/31/99                  30,363                         29,303                   31,260                          28,398
11/30/99                  34,284                         29,899                   32,947                          29,945
12/31/99                  44,025                         31,660                   36,373                          33,449
1/31/00                   44,792                         30,069                   34,668                          32,155
2/29/00                   56,129                         29,500                   36,363                          34,225
3/31/00                   54,509                         32,386                   38,966                          36,224
4/30/00                   48,628                         31,412                   37,112                          34,283
5/31/00                   44,409                         30,767                   35,243                          32,428
6/30/00                   52,833                         31,525                   37,914                          34,643
7/31/00                   52,876                         31,033                   36,333                          33,953
8/31/00                   59,709                         32,960                   39,623                          36,846
9/30/00                   56,882                         31,220                   35,875                          34,348
10/31/00                  51,355                         31,088                   34,177                          32,795
11/30/00                  42,661                         28,637                   29,139                          28,630
12/31/00                  43,945                         28,777                   28,217                          28,590
1/31/01                   44,051                         29,798                   30,167                          29,425
2/28/01                   39,143                         27,081                   25,045                          25,179
3/31/01                   34,584                         25,366                   22,320                          22,694
4/30/01                   37,499                         27,337                   25,143                          25,052
5/31/01                   37,438                         27,520                   24,773                          24,831
6/30/01                   36,638                         26,850                   24,199                          24,074
7/31/01                   35,264                         26,586                   23,594                          23,284
8/31/01                   32,364                         24,922                   21,665                          21,408
9/30/01                   28,664                         22,909                   19,502                          19,308
10/31/01                  29,872                         23,346                   20,525                          20,076
11/30/01                  31,835                         25,137                   22,497                          21,947
12/31/01                  31,413                         25,357                   22,454                          22,004
1/31/02                   30,129                         24,987                   22,058                          21,513
2/28/02                   28,589                         24,505                   21,142                          20,535
3/31/02                   29,706                         25,427                   21,874                          21,381
4/30/02                   28,724                         23,885                   20,088                          19,880
5/31/02                   27,939                         23,709                   19,602                          19,444
6/30/02                   26,233                         22,020                   17,789                          17,836
7/31/02                   23,741                         20,304                   16,811                          16,515
8/31/02                   23,741                         20,437                   16,861                          16,543
9/30/02                   22,533                         18,216                   15,112                          15,021


1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund's investment in technology companies involves the risk of volatility. Products of technology companies may be subject to severe competition and rapid obsolescence. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month returns have not been annualized.
3 The PBHG Large Cap Growth Fund - PBHG Class commenced operations on April 5,
  1995.
4 The performance shown for the Advisor Class prior to its inception on December
  29, 2000, is based on the performance and expenses of the PBHG Class. Subsequent to December 29, 2000, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception to September 30, 2002 was (31.81)%.
5 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
6 The Russell 1000(R) Growth Index is an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
7 The Lipper Large-Cap Growth Funds Average represents the average performance of 729 mutual funds classified by Lipper, Inc. in the Large-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible. The chart assumes $10,000 invested in the Lipper Large-Cap Growth Funds Average at that month's end, April 30, 1995.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2002

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Consumer Cyclical                        23%
Consumer Non-Cyclical                     9%
Financial                                12%
Health Care                              34%
Industrial                                5%
Services                                  6%
Technology                                9%
Transportation                            2%

% of Total Portfolio Investments in Common Stock


TOP TEN HOLDINGS AT SEPTEMBER 30, 2002*

Procter & Gamble                                  3.7%
Forest Laboratories                               3.6%
Quest Diagnostics                                 3.5%
UnitedHealth Group                                3.5%
Bed Bath & Beyond                                 3.4%
WellPoint Health Networks                         3.0%
Microsoft                                         3.0%
HCA                                               2.9%
Wal-Mart Stores                                   2.9%
Johnson & Johnson                                 2.9%
-----------------------------------------------------------------------------
Total Top Ten Holdings                           32.4%

*As a % of Common Stock

PBHG FUNDS


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)

 PBHG LARGE CAP GROWTH FUND PBHLX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 89.2%
CONSUMER CYCLICAL -- 20.2%
CASINO SERVICES -- 1.0%
International Game Technology*         27,000    $      1,867
                                                 ------------
                                                        1,867
--------------------------------------------------------------------------------
CRUISE LINES -- 1.4%
Carnival                               96,200           2,415
                                                 ------------
                                                        2,415
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 2.2%
Electronic Arts*                       59,569           3,929
                                                 ------------
                                                        3,929
--------------------------------------------------------------------------------
MOTORCYCLE/MOTOR SCOOTER -- 1.5%
Harley-Davidson                        57,900           2,690
                                                 ------------
                                                        2,690
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 3.0%
Bed Bath & Beyond*                    166,700           5,430
                                                 ------------
                                                        5,430
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 1.2%
Lowe's                                 51,500           2,132
                                                 ------------
                                                        2,132
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 3.8%
Costco Wholesale*                      65,300           2,114
Wal-Mart Stores                        95,200           4,687
                                                 ------------
                                                        6,801
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 2.0%
Walgreen                              118,400           3,642
                                                 ------------
                                                        3,642
--------------------------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 2.1%
Kohl's*                                61,000           3,709
                                                 ------------
                                                        3,709
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.9%
Starbucks*                             81,500           1,682
                                                 ------------
                                                        1,682
--------------------------------------------------------------------------------
TOYS -- 1.1%
Mattel                                108,000           1,945
                                                 ------------
                                                        1,945
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $37,564)                 36,242
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 7.8%
BEVERAGES-NON-ALCOHOLIC -- 1.1%
Coca-Cola                              40,100           1,923
                                                 ------------
                                                        1,923
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
BREWERY -- 2.1%
Anheuser-Busch                         74,500    $      3,770
                                                 ------------
                                                        3,770
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 3.3%
Procter & Gamble                       65,500           5,855
                                                 ------------
                                                        5,855
--------------------------------------------------------------------------------
FOOD-RETAIL -- 1.3%
Kroger*                               173,500           2,446
                                                 ------------
                                                        2,446
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $15,219)             13,994
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 11.1%
FINANCE-CONSUMER LOANS -- 1.6%
SLM                                    30,900           2,878
                                                 ------------
                                                        2,878
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 3.9%
Fannie Mae                             48,200           2,870
Freddie Mac                            72,500           4,053
                                                 ------------
                                                        6,923
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 1.0%
American International Group           31,707           1,734
                                                 ------------
                                                        1,734
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 4.6%
Bank of America                        55,200           3,522
Fifth Third Bancorp                    49,500           3,031
Wells Fargo                            36,600           1,762
                                                 ------------
                                                        8,315
                                                 ------------
TOTAL FINANCIAL (COST $22,072)                         19,850
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 30.1%
MEDICAL INSTRUMENTS -- 2.1%
Boston Scientific*                     76,400           2,411
Guidant*                               44,000           1,422
                                                 ------------
                                                        3,833
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 4.9%
Laboratory Corporation of
   America Holdings*                   96,700           3,266
Quest Diagnostics*                     90,000           5,538
                                                 ------------
                                                        8,804
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.6%
Johnson & Johnson                      84,200           4,553
                                                 ------------
                                                        4,553
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 3.3%
Amgen*                                 88,700           3,699
Idec Pharmaceuticals*                  54,000           2,242
                                                 ------------
                                                        5,941
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)
                                                PBHG LARGE CAP GROWTH FUND PBHLX

                                                       Market
Description                           Shares         Value (000
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 5.0%
Forest Laboratories*                   70,800    $      5,806
Pfizer                                107,600           3,123
                                                 ------------
                                                        8,929
--------------------------------------------------------------------------------
MEDICAL-HMO -- 6.6%
Anthem*                                22,100           1,437
UnitedHealth Group                     63,200           5,512
WellPoint Health Networks*             65,500           4,801
                                                 ------------
                                                       11,750
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 3.9%
HCA                                    98,700           4,699
Tenet Healthcare*                      45,750           2,265
                                                 ------------
                                                        6,964
--------------------------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS-- 1.7%
AmerisourceBergen                      42,600           3,042
                                                 ------------
                                                        3,042
                                                 ------------
TOTAL HEALTH CARE (COST $49,320)                       53,816
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 4.6%
AEROSPACE/DEFENSE -- 4.6%
Lockheed Martin                        69,900           4,520
Northrop Grumman                       29,600           3,672
                                                 ------------
                                                        8,192
                                                 ------------
TOTAL INDUSTRIAL (COST $7,828)                          8,192
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 5.2%
COMMERCIAL SERVICES-FINANCE -- 2.0%
Concord EFS*                           55,100             875
Moody's                                56,900           2,760
                                                 ------------
                                                        3,635
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.4%
DST Systems*                           82,600           2,434
                                                 ------------
                                                        2,434
--------------------------------------------------------------------------------
SCHOOLS -- 1.8%
Apollo Group, Cl A*                    74,300           3,227
                                                 ------------
                                                        3,227
                                                 ------------
TOTAL SERVICES (COST $9,527)                            9,296
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 8.4%
APPLICATIONS SOFTWARE -- 2.7%
Microsoft*                            108,400           4,742
                                                 ------------
                                                        4,742
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 1.1%
Nextel Communications*                262,131           1,979
                                                 ------------
                                                        1,979
--------------------------------------------------------------------------------

                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
COMPUTERS -- 1.4%
Dell Computer*                        110,000    $      2,586
                                                 ------------
                                                        2,586
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.7%
First Data                             47,800           1,336
                                                 ------------
                                                        1,336
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 1.8%
Intel                                 157,000           2,181
Texas Instruments                      70,100           1,035
                                                 ------------
                                                        3,216
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.7%
Applied Materials*                    107,100           1,237
                                                 ------------
                                                        1,237
--------------------------------------------------------------------------------
TOTAL TECHNOLOGY (COST $19,349)                        15,096
                                                 ------------
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.8%
TRANSPORT-SERVICES -- 1.8%
United Parcel Service                  51,200           3,201
                                                 ------------
                                                        3,201
                                                 ------------
TOTAL TRANSPORTATION (COST $3,255)                      3,201
                                                 ------------
TOTAL COMMON STOCK (COST $164,134)                    159,687
                                                 ------------
--------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 6.6%
INDEX FUND-LARGE CAP -- 6.6%
Nasdaq-100 Index Tracking Stock*      250,400           5,196
SPDR Trust Series 1                    52,400           4,286
Technology Select Sector SPDR Fund*   197,100           2,331
                                                 ------------
                                                       11,813
                                                 ------------
TOTAL INVESTMENT COMPANIES (COST $15,418)              11,813
                                                 ------------
--------------------------------------------------------------------------------
CONVERTIBLE BOND -- 0.0%
MicroStrategy, Series A
   7.500%, 06/24/07                      $103              21
                                                 ------------
                                                           21
                                                 ------------
TOTAL CONVERTIBLE BOND (COST $0)                           21
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.2%
UBS Warburg LLC
   1.88%, dated 09/30/02, matures
   10/01/02, repurchase price
   $11,152,226 (collateralized by
   U.S. Government Obligations:
   total market value $11,378,295) (A) 11,152          11,152
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $11,152)              11,152
                                                 ------------
TOTAL INVESTMENTS-- 102.0% (COST $190,704)            182,673
                                                 ------------
--------------------------------------------------------------------------------

PBHG FUNDS
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)
 PBHG LARGE CAP GROWTH FUND PBHLX

                                                       Market
Description                                          Value (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- (2.0)%
Payable for Administrative Fees                  $        (23)
Payable for Investment Advisory Fees                     (115)
Payable for Investment Securities Purchased            (4,056)
Other Assets and Liabilities, Net                         663
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                (3,531)
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 11,999,863 outstanding shares
   of common stock                                    382,513
Fund Shares of Advisor Class ($0.001 par value)
   based on 7,213 outstanding shares
   of common stock                                        195
Accumulated net investment loss                          (669)
Accumulated net realized loss on investments         (194,866)
Unrealized depreciation on investments                 (8,031)
                                                 ------------
TOTAL NET ASSETS-- 100.0%                        $    179,142
                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                        $14.92
                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- ADVISOR CLASS                     $14.86
                                                       ======

* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
LLC -- Limited Liability Company
SPDR -- Standard & Poor's 500 Composite Index Depositary Receipt

The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS

                                                   PBHG LIMITED FUND (UNAUDITED)

                                                         PBHG LIMITED FUND PBLDX


INVESTMENT FOCUS
STYLE

MARKET CAPITALIZATION

          VALUE     BLEND    GROWTH
------------------------------------------
Large
------------------------------------------
Medium
------------------------------------------
Small                          X
------------------------------------------
Source: Pilgrim Baxter & Associates, Ltd.


                                                    AVERAGE ANNUAL TOTAL RETURN1
                                                      AS OF SEPTEMBER 30, 2002

                                           One     Annualized  Annualized  Annualized
                                6         Year       3 Year      5 Year     Inception
                             Months2     Return      Return      Return     to Date3
---------------------------------------------------------------------------------------------------------------------------
  PBHG Limited Fund          (43.94)%    (34.20)%   (15.73)%     (6.05)%    (0.05)%
---------------------------------------------------------------------------------------------------------------------------

                    COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG LIMITED FUND1
                   VERSUS THE RUSSELL 2000(R) GROWTH INDEX AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

                                      [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                             PBHG Limited                        Russell 2000                         Lipper Small Cap Growth
                                 Fund                            Growth Index                          Funds Classification
6/30/96                         $10,000                              $10,000                                   $10,000
7/31/96                           9,950                                8,779                                     8,994
8/31/96                          10,320                                9,429                                     9,596
9/30/96                          11,010                                9,915                                    10,210
10/31/96                         10,570                                9,487                                     9,871
11/30/96                         10,560                                9,751                                    10,076
12/31/96                         11,082                                9,941                                    10,195
1/31/97                          11,273                               10,189                                    10,454
2/28/97                          10,048                                9,574                                     9,808
3/31/97                           9,085                                8,898                                     9,151
4/30/97                           8,984                                8,795                                     9,031
5/31/97                          10,741                               10,117                                    10,283
6/30/97                          11,454                               10,460                                    10,884
7/31/97                          12,016                               10,996                                    11,618
8/31/97                          12,257                               11,326                                    11,827
9/30/97                          13,622                               12,230                                    12,793
10/31/97                         13,070                               11,496                                    12,156
11/30/97                         12,809                               11,222                                    11,924
12/31/97                         12,864                               11,228                                    11,989
1/31/98                          12,708                               11,078                                    11,818
2/28/98                          13,756                               12,056                                    12,799
3/31/98                          14,606                               12,562                                    13,450
4/30/98                          14,720                               12,639                                    13,573
5/31/98                          13,621                               11,721                                    12,677
6/30/98                          14,057                               11,841                                    12,981
7/31/98                          13,154                               10,852                                    12,089
8/31/98                          10,509                                8,347                                     9,517
9/30/98                          11,691                                9,193                                    10,227
10/31/98                         11,681                                9,673                                    10,641
11/30/98                         12,770                               10,423                                    11,553
12/31/98                         14,542                               11,366                                    12,797
1/31/99                          15,053                               11,877                                    13,126
2/28/99                          13,422                               10,791                                    11,964
3/31/99                          12,998                               11,175                                    12,531
4/30/99                          12,965                               12,162                                    13,094
5/31/99                          13,966                               12,181                                    13,221
6/30/99                          15,989                               12,823                                    14,452
7/31/99                          15,380                               12,426                                    14,433
8/31/99                          15,358                               11,962                                    14,257
9/30/99                          16,663                               12,192                                    14,616
10/31/99                         18,077                               12,505                                    15,454
11/30/99                         20,524                               13,827                                    17,387
12/31/99                         24,968                               16,264                                    20,527
1/31/2000                        24,821                               16,113                                    20,332
2/29/2000                        32,988                               19,861                                    25,371
3/31/2000                        30,840                               17,774                                    24,074
4/30/2000                        26,583                               15,979                                    21,438
5/31/2000                        23,407                               14,580                                    19,674
6/30/2000                        29,946                               16,463                                    22,936
7/31/2000                        27,677                               15,052                                    21,436
8/31/2000                        30,787                               16,636                                    23,920
9/30/2000                        31,093                               15,809                                    23,037
10/31/2000                       27,704                               14,526                                    21,485
11/30/2000                       21,645                               11,888                                    17,772
12/31/2000                       23,255                               12,616                                    19,288
1/31/2001                        23,758                               13,637                                    19,784
2/28/2001                        19,914                               11,768                                    17,137
3/31/2001                        17,581                               10,698                                    15,507
4/30/2001                        20,474                               12,008                                    17,376
5/31/2001                        21,015                               12,286                                    17,754
6/30/2001                        21,537                               12,621                                    18,266
7/31/2001                        19,932                               11,544                                    17,204
8/31/2001                        18,383                               10,823                                    16,169
9/30/2001                        15,155                                9,077                                    13,677
10/31/2001                       16,666                                9,950                                    14,796
11/30/2001                       18,141                               10,780                                    15,944
12/31/2001                       19,035                               11,452                                    16,925
1/31/2002                        18,108                               11,044                                    16,392
2/28/2002                        15,667                               10,329                                    15,293
3/31/2002                        17,786                               11,227                                    16,480
4/30/2002                        16,102                               10,984                                    16,009
5/31/2002                        14,494                               10,342                                    15,212
6/30/2002                        13,188                                9,465                                    14,103
7/31/2002                        11,448                                8,010                                    12,099
8/31/2002                        11,145                                8,007                                    12,100
9/30/2002                         9,972                                7,428                                    11,316

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund's investment in technology companies involves the risk of volatility. Products of technology companies may be subject to severe competition and rapid obsolescence. Securities of smaller companies involve greater risk and price volatility than larger, more established companies. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month return has not been annualized.
3 The PBHG Limited Fund commenced operations on June 28, 1996.
4 The Russell 2000(R) Growth Index is an unmanaged index comprised of those securities in the Russell 2000(R) Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
5 The Lipper Small-Cap Growth Funds Average represents the average performance of 459 mutual funds classified by Lipper, Inc. in the Small-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible. The chart assumes $10,000 invested in the Lipper Small-Cap Growth Funds Average at that month's end, June 30, 1996.


SECTOR WEIGHTINGS AT SEPTEMBER 30, 2002

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Consumer Cyclical                         17%
Consumer Non-Cyclical                      2%
Health Care                               16%
Industrial                                 2%
Services                                  27%
Technology                                35%

% of Total Portfolio Investments in Common Stock


TOP TEN HOLDINGS AT SEPTEMBER 30, 2002*

Corinthian Colleges                               4.0%
Corporate Executive Board                         3.9%
Career Education                                  3.6%
NetScreen Technologies                            3.4%
Medicis Pharmaceutical, Cl A                      3.3%
Silicon Laboratories                              3.2%
Integrated Circuit Systems                        3.2%
Quest Software                                    2.8%
Accredo Health                                    2.8%
Precise Software Solutions                        2.6%
------------------------------------------------------------------------------
Total Top Ten Holdings                           32.8%

*As a % of Common Stock

PBHG FUNDS

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)

 PBHG LIMITED FUND PBLDX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 87.0%
CONSUMER CYCLICAL -- 14.7%
ENTERTAINMENT SOFTWARE -- 2.8%
Activision*                            25,350    $        607
Take-Two Interactive Software*         10,500             304
THQ*                                    8,900             185
                                                 ------------
                                                        1,096
--------------------------------------------------------------------------------
RADIO -- 2.8%
Emmis Communications*                  27,700             526
Radio One*                             35,700             589
                                                 ------------
                                                        1,115
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 2.0%
AnnTaylor Stores*                      16,750             386
HOT Topic*                             21,200             382
                                                 ------------
                                                          768
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 1.2%
Electronics Boutique Holdings*         17,400             478
                                                 ------------
                                                          478
--------------------------------------------------------------------------------
RETAIL-MAIL ORDER -- 1.9%
J Jill Group*                          30,050             523
Sharper Image*                         11,500             220
                                                 ------------
                                                          743
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 3.6%
Krispy Kreme Doughnuts*                19,100             597
PF Chang's China Bistro*               14,400             418
Rare Hospitality International*        16,600             389
                                                 ------------
                                                        1,404
--------------------------------------------------------------------------------
TOYS -- 0.4%
Leapfrog Enterprises*                   7,300             138
                                                 ------------
                                                          138
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $5,750)                   5,742
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.9%
FOOD-RETAIL -- 1.9%
Whole Foods Market*                    17,900             767
                                                 ------------
                                                          767
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $439)                   767
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 14.0%
MEDICAL INSTRUMENTS -- 2.6%
Advanced Neuromodulation Systems*      10,100             336
SurModics*                             21,300             677
                                                 ------------
                                                        1,013
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 2.7%
Integra LifeSciences Holdings*         25,000             397
Martek Biosciences*                    39,700             650
                                                 ------------
                                                        1,047
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 4.9%
Array Biopharma*                      102,200    $        796
Medicis Pharmaceutical, Cl A*          27,725           1,133
                                                 ------------
                                                        1,929
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 1.3%
Eon Labs*                              23,800             514
                                                 ------------
                                                          514
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 2.5%
Accredo Health*                        20,175             962
                                                 ------------
                                                          962
                                                 ------------
TOTAL HEALTH CARE (COST $4,202)                         5,465
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 2.0%
CIRCUIT BOARDS -- 0.5%
Merix*                                 26,400             215
                                                 ------------
                                                          215
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.5%
Benchmark Electronics*                  8,800             185
                                                 ------------
                                                          185
--------------------------------------------------------------------------------
LASERS-SYSTEMS/COMPONENTS -- 1.0%
Cymer*                                 20,200             377
                                                 ------------
                                                          377
                                                 ------------
TOTAL INDUSTRIAL (COST $1,384)                            777
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 23.4%
ADVERTISING SERVICES -- 1.8%
Getty Images*                          35,600             714
                                                 ------------
                                                          714
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 6.4%
Anteon International*                  23,100             628
Cognizant Technology Solutions*        10,500             603
Factset Research Systems               28,700             762
Manhattan Associates*                  39,100             529
                                                 ------------
                                                        2,522
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 5.6%
Advisory Board*                        19,600             580
Corporate Executive Board*             46,100           1,316
DiamondCluster International*          91,300             298
                                                 ------------
                                                        2,194
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 1.4%
Pharmaceutical Product Development*    27,500             532
                                                 ------------
                                                          532
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS
                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)

                                                         PBHG LIMITED FUND PBLDX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
SCHOOLS -- 8.2%
Career Education*                      25,400    $      1,219
Corinthian Colleges*                   36,100           1,363
Strayer Education                      10,400             619
                                                 ------------
                                                        3,201
                                                 ------------
TOTAL SERVICES (COST $8,196)                            9,163
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 31.0%
APPLICATIONS SOFTWARE -- 2.5%
Quest Software*                       102,500             963
                                                 ------------
                                                          963
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 2.9%
NetScreen Technologies*               105,500           1,145
                                                 ------------
                                                        1,145
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 2.4%
M-Systems Flash Disk Pioneers*         35,400             221
Sandisk*                               54,500             715
                                                 ------------
                                                          936
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 2.0%
Documentum*                            66,100             763
                                                 ------------
                                                          763
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 4.0%
Cognos*^                               15,300             257
NETIQ*                                 27,700             402
Precise Software Solutions*            97,800             896
                                                 ------------
                                                        1,555
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 4.5%
ChipPAC*                               77,100             165
Silicon Laboratories*                  60,200           1,103
Skyworks Solutions*                   104,600             474
                                                 ------------
                                                        1,742
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 1.4%
Magma Design Automation*               29,900             267
Nassda*                                55,200             288
                                                 ------------
                                                          555
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 2.3%
Foundry Networks*                     107,700             590
Ixia*                                  79,900             328
                                                 ------------
                                                          918
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 5.4%
Exar*                                  25,900             299
Integrated Circuit Systems*            68,600           1,077
Integrated Device Technology*          33,500             350
Power Integrations*                    32,100             391
                                                 ------------
                                                        2,117
--------------------------------------------------------------------------------

                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 2.8%
ATMI*                                  29,500    $        416
Entegris*                              53,200             413
Mykrolis*                              45,800             282
                                                 ------------
                                                        1,111
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.8%
Altiris*                               31,900             317
                                                 ------------
                                                          317
--------------------------------------------------------------------------------
TOTAL TECHNOLOGY (COST $16,226)                        12,122
                                                 ------------
TOTAL COMMON STOCK (COST $36,197)                      34,036
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 16.4%
Morgan Stanley
   1.83%, dated 09/30/02, matures
   10/01/02, repurchase price
   $6,421,147 (collateralized by
   U.S. Government Obligations:
   total market value $6,549,242) (A)  $6,421           6,421
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $6,421)                6,421
                                                 ------------
TOTAL INVESTMENTS-- 103.4% (COST $42,618)              40,457
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- (3.4)%
Receivable for Investment Securities Sold               1,058
Payable for Administrative Fees                            (5)
Payable for Investment Advisory Fees                      (34)
Payable for Investment Securities Purchased            (2,313)
Other Assets and Liabilities, Net                         (28)
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                (1,322)
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 7,429,602 outstanding shares
   of common stock                                     63,670
Accumulated net investment loss                          (344)
Accumulated net realized loss on investments          (22,030)
Unrealized depreciation on investments                 (2,161)
                                                 ------------
TOTAL NET ASSETS-- 100.0%                        $     39,135
                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                         $5.27
                                                        =====

* Non-income producing security.
^ The fund held a Canadian domiciled security traded on the Nasdaq stock market as of September 30, 2002.
(A) -- Tri-party repurchase agreement
Cl -- Class

The accompanying notes are an integral part of the financial statements.

PBHG FUNDS

 PBHG NEW OPPORTUNITIES FUND PBNOX
PBHG NEW OPPORTUNITIES FUND (UNAUDITED)


INVESTMENT FOCUS
STYLE

MARKET CAPITALIZATION

          VALUE     BLEND    GROWTH
------------------------------------------
Large
------------------------------------------
Medium
------------------------------------------
Small                           X
------------------------------------------
Source: Pilgrim Baxter & Associates, Ltd.

                                                    AVERAGE ANNUAL TOTAL RETURN1
                                                      AS OF SEPTEMBER 30, 2002

                                                     One       Annualized    Annualized
                                        6           Year         3 Year       Inception
                                     Months2       Return        Return       to Date3
---------------------------------------------------------------------------------------------------------------------------
  PBHG New Opportunities Fund       (31.48)%      (15.53)%        3.48%        25.11%
---------------------------------------------------------------------------------------------------------------------------



        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG NEW OPPORTUNITIES FUND1
            VERSUS THE RUSSELL 2000(R) GROWTH INDEX AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

                                [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                             PBHG                                   Russell 2000                            Lipper Mid-Cap
                     New Opportunities 731                           Growth Index                        Growth Funds Average
2/12/99                      $10,000                                     $10,000                                 $10,000
2/28/99                       10,399                                      14,461                                  10,000
3/31/99                       12,182                                      14,976                                  10,474
4/30/99                       12,618                                      16,299                                  10,944
5/31/99                       13,306                                      16,324                                  11,050
6/30/99                       17,944                                      17,184                                  12,079
7/31/99                       19,519                                      16,653                                  12,064
8/31/99                       19,808                                      16,030                                  11,916
9/30/99                       20,355                                      16,339                                  12,217
10/31/99                      25,769                                      16,758                                  12,917
11/30/99                      34,645                                      18,530                                  14,533
12/31/99                      53,900                                      21,796                                  17,157
1/31/2000                     56,972                                      21,593                                  16,994
2/29/2000                     85,782                                      26,617                                  21,205
3/31/2000                     76,739                                      23,819                                  20,122
4/30/2000                     55,596                                      21,414                                  17,918
5/31/2000                     52,462                                      19,539                                  16,444
6/30/2000                     69,860                                      22,063                                  19,170
7/31/2000                     55,838                                      20,172                                  17,916
8/31/2000                     62,904                                      22,294                                  19,993
9/30/2000                     61,935                                      21,186                                  19,255
10/31/2000                    59,668                                      19,467                                  17,957
11/30/2000                    44,575                                      15,932                                  14,854
12/31/2000                    51,376                                      16,907                                  16,121
1/31/2001                     50,406                                      18,275                                  16,536
2/28/2001                     41,341                                      15,770                                  14,323
3/31/2001                     35,012                                      14,336                                  12,961
4/30/2001                     37,281                                      16,092                                  14,523
5/31/2001                     38,101                                      16,464                                  14,839
6/30/2001                     39,929                                      16,913                                  15,267
7/31/2001                     35,251                                      15,470                                  14,380
8/31/2001                     32,667                                      14,504                                  13,514
9/30/2001                     26,703                                      12,164                                  11,432
10/31/2001                    30,107                                      13,334                                  12,367
11/30/2001                    31,570                                      14,447                                  13,326
12/31/2001                    35,604                                      15,347                                  14,146
1/31/2002                     34,230                                      14,801                                  13,700
2/28/2002                     30,170                                      13,843                                  12,782
3/31/2002                     32,919                                      15,046                                  13,774
4/30/2002                     31,557                                      14,720                                  13,380
5/31/2002                     30,498                                      13,860                                  12,714
6/30/2002                     28,683                                      12,684                                  11,787
7/31/2002                     24,333                                      10,735                                  10,112
8/31/2002                     24,005                                      10,730                                  10,113
9/30/2002                     22,555                                       9,955                                   9,458

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund's investment in technology companies involves the risk of volatility. Products of technology companies may be subject to severe competition and rapid obsolescence. Securities of smaller companies involve greater risk and price volatility than larger, more established companies. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month return has not been annualized.
3 The PBHG New Opportunities Fund commenced operations on February 12, 1999.
4 The Russell 2000(R) Growth Index is an unmanaged index comprised of those securities in the Russell 2000(R) Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
5 The Lipper Small-Cap Growth Funds Average represents the average performance of 459 mutual funds classified by Lipper, Inc. in the Small-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible. The chart assumes $10,000 invested in the Lipper Small-Cap Growth Funds Average at that month's end, February 28, 1999.


SECTOR WEIGHTINGS AT SEPTEMBER 30, 2002

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Consumer Cyclical                   13%
Energy                               4%
Health Care                         31%
Industrial                           8%
Services                            23%
Technology                          21%

% of Total Portfolio Investments in Common Stock


TOP TEN HOLDINGS AT SEPTEMBER 30, 2002*

Veridian                                          4.2%
Corinthian Colleges                               3.9%
AC Moore Arts & Crafts                            3.9%
Odyssey HealthCare                                3.8%
SRA International                                 3.6%
Wright Medical Group                              3.5%
CACI International                                3.4%
Career Education                                  3.3%
Taro Pharmaceuticals Industries                   3.2%
FTI Consulting                                    3.2%
--------------------------------------------------------------------------------
Total Top Ten Holdings                           36.0%

*As a % of Common Stock

                                                                      PBHG FUNDS

                                               PBHG NEW OPPORTUNITIES FUND PBNOX

                                                         STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)

                                                        Market
Description                           Shares          Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 88.8%
CONSUMER CYCLICAL -- 11.6%
RETAIL-APPAREL/SHOE -- 2.7%
Aeropostale*                           12,000    $        185
Pacific Sunwear of California*         29,800             606
                                                 ------------
                                                          791
--------------------------------------------------------------------------------
RETAIL-ARTS & CRAFTS -- 3.4%
AC Moore Arts & Crafts*                48,000           1,014
                                                 ------------
                                                        1,014
--------------------------------------------------------------------------------
RETAIL-MAIL ORDER -- 1.8%
J Jill Group*                          29,800             519
                                                 ------------
                                                          519
--------------------------------------------------------------------------------
RETAIL-MISCELLANEOUS/DIVERSIFIED -- 1.0%
Blue Rhino*                            19,600             300
                                                 ------------
                                                          300
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 2.7%
PF Chang's China Bistro*               28,000             813
                                                 ------------
                                                          813
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $3,491)                   3,437
                                                 ------------
--------------------------------------------------------------------------------
ENERGY -- 3.4%
OIL & GAS DRILLING -- 1.3%
Atwood Oceanics*                       13,000             380
                                                 ------------
                                                          380
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 2.1%
Oceaneering International*             23,900             609
                                                 ------------
                                                          609
                                                 ------------
TOTAL ENERGY (COST $1,259)                                989
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 27.5%
DIAGNOSTIC EQUIPMENT -- 2.2%
Immucor*                               40,000             650
                                                 ------------
                                                          650
--------------------------------------------------------------------------------
DISPOSABLE MEDICAL PRODUCTS -- 5.0%
ICU Medical*                           20,000             730
Merit Medical Systems*                 39,000             753
                                                 ------------
                                                        1,483
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 2.3%
Endocare*                              47,000             673
                                                 ------------
                                                          673
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 2.8%
Inveresk Research Group*               43,800             828
                                                 ------------
                                                          828
--------------------------------------------------------------------------------

                                                       Market
Description                             Shares       Value (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 6.5%
American Medical Systems Holdings*     27,600   $         573
Possis Medical*                        40,900             417
Wright Medical Group*                  48,500             923
                                                 ------------
                                                        1,913
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.5%
Martek Biosciences*                     9,800             161
                                                 ------------
                                                          161
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 2.8%
Taro Pharmaceuticals Industries*       25,000             844
                                                 ------------
                                                          844
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 2.1%
United Surgical Partners International*28,000             619
                                                 ------------
                                                          619
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 3.3%
Odyssey HealthCare*                    33,000             988
                                                 ------------
                                                          988
                                                 ------------
TOTAL HEALTH CARE (COST $7,493)                         8,159
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 7.2%
AEROSPACE/DEFENSE-EQUIPMENT -- 3.7%
Veridian*                              44,000           1,099
                                                 ------------
                                                        1,099
--------------------------------------------------------------------------------
BATTERIES/BATTERY SYSTEMS -- 2.3%
Wilson Greatbatch Technologies*        24,200             673
                                                 ------------
                                                          673
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 1.2%
Itron*                                 19,500             359
                                                 ------------
                                                          359
                                                 ------------
TOTAL INDUSTRIAL (COST $1,861)                          2,131
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 20.1%
COMPUTER SERVICES -- 6.9%
CACI International*                    25,100             890
Manhattan Associates*                  15,000             203
SRA International*                     33,200             950
                                                 ------------
                                                        2,043
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 6.8%
Advisory Board*                        27,900             826
Corporate Executive Board*             12,700             363
FTI Consulting*                        20,900             831
                                                 ------------
                                                        2,020
--------------------------------------------------------------------------------

PBHG FUNDS

 PBHG NEW OPPORTUNITIES FUND PBNOX
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)
                                                       Market
Description                            Shares        Value (000)
--------------------------------------------------------------------------------
SCHOOLS -- 6.4%
Career Education*                      18,200    $        874
Corinthian Colleges*                   27,200           1,026
                                                 ------------
                                                        1,900
                                                 ------------
TOTAL SERVICES (COST $4,706)                            5,963
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 19.0%
APPLICATIONS SOFTWARE -- 1.3%
Quest Software*                        39,600             372
                                                 ------------
                                                          372
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 2.4%
NetScreen Technologies*                64,600             701
                                                 ------------
                                                          701
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 1.5%
Precise Software Solutions*            47,600             436
                                                 ------------
                                                          436
--------------------------------------------------------------------------------
E-SERVICES/CONSULTING -- 1.2%
Websense*                              30,000             348
                                                 ------------
                                                          348
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 5.5%
Cree*                                  53,500             669
Omnivision Technologies*               61,100             402
Silicon Laboratories*                  30,000             550
                                                 ------------
                                                        1,621
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 2.2%
Verisity*                              55,000             657
                                                 ------------
                                                          657
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.5%
Foundry Networks*                      30,000             165
                                                 ------------
                                                          165
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 3.4%
O2Micro International*                 87,300             688
Power Integrations*                    27,100             330
                                                 ------------
                                                        1,018
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.0%
Intrado*                               32,100             310
                                                 ------------
                                                          310
                                                 ------------
TOTAL TECHNOLOGY (COST $7,244)                          5,628
                                                 ------------
TOTAL COMMON STOCK (COST $26,054)                      26,307
--------------------------------------------------------------------------------

                                       Face            Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
CONVERTIBLE BOND -- 0.5%
MicroStrategy, Series A
   7.500%, 06/24/07                  $    720    $        148
                                                 ------------
                                                          148
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE BOND (COST $0)                          148
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.7%
Barclays
   1.89%, dated 09/30/02, matures
   10/01/02, repurchase price
   $2,575,616 (collateralized by
   U.S. Government Obligations:
   total market value $2,627,957) (A)   2,575           2,575
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $2,575)                2,575
                                                 ------------
TOTAL INVESTMENTS-- 98.0% (COST $28,629)               29,030
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 2.0%
Receivable for Investment Securities Sold               1,009
Payable for Administrative Fees                            (4)
Payable for Investment Advisory Fees                      (26)
Payable for Investment Securities Purchased              (378)
Other Assets and Liabilities, Net                           4
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                   605
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 1,656,251 outstanding shares
   of common stock                                     60,657
Accumulated net investment loss                          (208)
Accumulated net realized loss on investments          (31,215)
Unrealized appreciation on investments                    401
                                                 ------------
TOTAL NET ASSETS-- 100.0%                        $     29,635
                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                        $17.89
                                                       ======
* Non-income producing security
(A)-- Tri-party repurchase agreement

The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS

                                             PBHG SELECT EQUITY FUND (UNAUDITED)

                                                   PBHG SELECT EQUITY FUND PBHEX


INVESTMENT FOCUS
STYLE

MARKET CAPITALIZATION

          VALUE     BLEND    GROWTH
------------------------------------------
Large                           X
------------------------------------------
Medium
------------------------------------------
Small
------------------------------------------
Source: Pilgrim Baxter & Associates, Ltd.

                                                    AVERAGE ANNUAL TOTAL RETURN1
                                                      AS OF SEPTEMBER 30, 2002

                                                 One       Annualized    Annualized    Annualized
                                      6         Year         3 Year        5 Year       Inception
                                   Months2     Return        Return        Return       to Date3
---------------------------------------------------------------------------------------------------------------------------
  PBHG Select Equity Fund         (31.40)%    (25.64)%      (13.01)%       (3.39)%        9.10%
---------------------------------------------------------------------------------------------------------------------------

                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG SELECT EQUITY FUND1
                        VERSUS THE S&P 500 INDEX AND THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE

                                      [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                              PBHG Select                      S&P 500                         Lipper Multi-Cap Growth
                              Equity Fund                  Composite Index                      Funds Classification
4/5/95                           $10,000                       $10,000                                 $10,000
4/30/95                           10,210                        10,189                                  10,000
5/31/95                           10,620                        10,595                                  10,259
6/30/95                           11,930                        10,841                                  10,976
7/31/95                           13,680                        11,201                                  11,755
8/31/95                           14,240                        11,229                                  11,875
9/30/95                           14,850                        11,702                                  12,241
10/31/95                          15,300                        11,661                                  11,988
11/30/95                          15,690                        12,172                                  12,416
12/31/95                          15,836                        12,406                                  12,445
1/31/96                           16,184                        12,828                                  12,541
2/29/96                           17,382                        12,947                                  13,000
3/31/96                           17,690                        13,072                                  13,133
4/30/96                           19,206                        13,265                                  13,906
5/31/96                           20,804                        13,606                                  14,388
6/30/96                           20,015                        13,658                                  13,926
7/31/96                           18,059                        13,055                                  12,707
8/31/96                           19,257                        13,331                                  13,360
9/30/96                           21,562                        14,080                                  14,328
10/31/96                          20,322                        14,468                                  14,157
11/30/96                          20,793                        15,561                                  14,817
12/31/96                          20,269                        15,253                                  14,572
1/31/97                           20,765                        16,205                                  15,327
2/28/97                           18,324                        16,332                                  14,596
3/31/97                           16,461                        15,663                                  13,716
4/30/97                           16,927                        16,597                                  14,014
5/31/97                           19,203                        17,607                                  15,414
6/30/97                           19,979                        18,395                                  15,992
7/31/97                           21,852                        19,858                                  17,504
8/31/97                           20,765                        18,747                                  17,163
9/30/97                           22,804                        19,773                                  18,315
10/31/97                          21,231                        19,113                                  17,491
11/30/97                          20,600                        19,997                                  17,438
12/31/97                          21,655                        20,340                                  17,531
1/31/98                           21,221                        20,565                                  17,545
2/28/98                           23,383                        22,047                                  19,045
3/31/98                           24,987                        23,176                                  20,039
4/30/98                           24,935                        23,409                                  20,305
5/31/98                           23,476                        23,007                                  19,389
6/30/98                           26,466                        23,941                                  20,557
7/31/98                           24,325                        23,686                                  19,973
8/31/98                           19,596                        20,266                                  16,436
9/30/98                           21,490                        21,564                                  17,902
10/31/98                          20,196                        23,318                                  18,793
11/30/98                          21,707                        24,732                                  20,372
12/31/98                          25,773                        26,157                                  23,057
1/31/99                           26,115                        27,251                                  24,722
2/28/99                           23,745                        26,404                                  23,325
3/31/99                           26,829                        27,460                                  25,037
4/30/99                           25,897                        28,524                                  25,640
5/31/99                           24,790                        27,850                                  25,122
6/30/99                           26,942                        29,396                                  27,014
7/31/99                           26,363                        28,479                                  26,571
8/31/99                           28,318                        28,336                                  26,858
9/30/99                           29,157                        27,560                                  27,076
10/31/99                          35,023                        29,304                                  29,144
11/30/99                          44,490                        29,899                                  32,096
12/31/99                          67,241                        31,660                                  38,057
1/31/2000                         70,543                        30,070                                  37,166
2/29/2000                        101,120                        29,501                                  43,841
3/31/2000                         91,437                        32,387                                  43,267
4/30/2000                         71,213                        31,412                                  39,152
5/31/2000                         63,034                        30,768                                  36,357
6/30/2000                         86,290                        31,526                                  40,494
7/31/2000                         83,575                        31,033                                  39,328
8/31/2000                         97,524                        32,961                                  43,874
9/30/2000                         89,239                        31,221                                  41,654
10/31/2000                        77,124                        31,089                                  38,443
11/30/2000                        51,729                        28,638                                  31,796
12/31/2000                        50,732                        28,778                                  32,381
1/31/2001                         52,922                        29,799                                  33,395
2/28/2001                         40,987                        27,082                                  27,951
3/31/2001                         32,706                        25,366                                  24,659
4/30/2001                         37,677                        27,337                                  27,692
5/31/2001                         37,369                        27,520                                  27,381
6/30/2001                         37,246                        26,851                                  26,935
7/31/2001                         33,887                        26,586                                  25,516
8/31/2001                         30,072                        24,922                                  23,291
9/30/2001                         25,815                        22,910                                  20,109
10/31/2001                        27,341                        23,346                                  21,404
11/30/2001                        30,220                        25,137                                  23,568
12/31/2001                        30,011                        25,358                                  23,941
1/31/2002                         28,510                        24,988                                  23,237
2/28/2002                         26,639                        24,506                                  21,836
3/31/2002                         27,981                        25,428                                  23,032
4/30/2002                         26,492                        23,886                                  21,666
5/31/2002                         25,286                        23,710                                  20,999
6/30/2002                         23,243                        22,021                                  19,107
7/31/2002                         21,078                        20,304                                  17,445
8/31/2002                         20,401                        20,438                                  17,345
9/30/2002                         19,195                        18,216                                  15,998

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund's investment in technology companies involves the risk of volatility. Products of technology companies may be subject to severe competition and rapid obsolescence. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month return has not been annualized.
3 The PBHG Select Equity Fund commenced operations on April 5, 1995.
4 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
5 The Lipper Multi-Cap Growth Funds Average represents the average performance of 430 mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible. The chart assumes $10,000 invested in the Lipper Multi-Cap Growth Funds Average at that month's end, April 30, 1995.

SECTOR WEIGHTINGS AT SEPTEMBER 30,
2002 [PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Consumer Cyclical            19%
Financial                     9%
Health Care                  38%
Industrial                    3%
Services                     11%
Technology                   20%

% of Total Portfolio Investments in Common Stock


TOP TEN HOLDINGS AT SEPTEMBER 30, 2002*

Forest Laboratories                               6.2%
Microsoft                                         5.6%
Weight Watchers International                     5.5%
Apollo Group, Cl A                                5.2%
Dell Computer                                     5.1%
SLM                                               5.1%
Anthem                                            5.1%
Boston Scientific                                 5.1%
Kohl's                                            4.6%
Wal-Mart Stores                                   4.6%
--------------------------------------------------------------------------------
Total Top Ten Holdings                           52.1%

*As a % of Common Stock

PBHG FUNDS

 PBHG SELECT EQUITY FUND PBHEX
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 86.6%
CONSUMER CYCLICAL -- 16.3%
ENTERTAINMENT SOFTWARE -- 4.8%
Activision*                           165,300    $      3,956
Electronic Arts*                      116,500           7,684
                                                 ------------
                                                       11,640
--------------------------------------------------------------------------------
MOTORCYCLE/MOTOR SCOOTER -- 3.3%
Harley-Davidson                       172,000           7,989
                                                 ------------
                                                        7,989
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 3.9%
Wal-Mart Stores                       196,300           9,666
                                                 ------------
                                                        9,666
--------------------------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 4.0%
Kohl's*                               159,500           9,699
                                                 ------------
                                                        9,699
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.3%
Cheesecake Factory*                    25,000             746
                                                 ------------
                                                          746
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $42,782)                 39,740
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 7.4%
FINANCE-CONSUMER LOANS -- 4.4%
SLM                                   115,800          10,785
                                                 ------------
                                                       10,785
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 3.0%
Countrywide Credit Industry           125,000           5,894
Fannie Mae                             23,800           1,417
                                                 ------------
                                                        7,311
                                                 ------------
TOTAL FINANCIAL (COST $18,692)                         18,096
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 33.3%
DENTAL SUPPLIES & EQUIPMENT -- 3.1%
Patterson Dental*                     146,700           7,508
                                                 ------------
                                                        7,508
--------------------------------------------------------------------------------
DIALYSIS CENTERS -- 1.0%
DaVita*                               106,700           2,518
                                                 ------------
                                                        2,518
--------------------------------------------------------------------------------
MEDICAL IMAGING SYSTEMS -- 2.7%
CTI Molecular Imaging*                262,600           6,644
                                                 ------------
                                                        6,644
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 4.4%
Boston Scientific*                    340,400          10,743
                                                 ------------
                                                       10,743
--------------------------------------------------------------------------------

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 5.0%
Baxter International                   90,000    $      2,749
Varian Medical Systems*               148,800           6,397
Zimmer Holdings*                       77,400           2,968
                                                 ------------
                                                       12,114
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 3.7%
Idec Pharmaceuticals*                 218,100           9,056
                                                 ------------
                                                        9,056
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 9.0%
Forest Laboratories*                  160,800          13,187
Pfizer                                300,000           8,706
                                                 ------------
                                                       21,893
--------------------------------------------------------------------------------
MEDICAL-HMO -- 4.4%
Anthem*                               165,300          10,744
                                                 ------------
                                                       10,744
                                                 ------------
TOTAL HEALTH CARE (COST $76,097)                       81,220
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 2.9%
ELECTRONICS-MILITARY -- 2.9%
L-3 Communications Holdings*          136,600           7,199
                                                 ------------
                                                        7,199
                                                 ------------
TOTAL INDUSTRIAL (COST $7,465)                          7,199
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 9.2%
COMMERCIAL SERVICES -- 4.7%
Weight Watchers International*        268,400          11,638
                                                 ------------
                                                       11,638
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.0%
MicroStrategy*                              1              --
                                                 ------------
                                                           --
--------------------------------------------------------------------------------
SCHOOLS -- 4.5%
Apollo Group, Cl A*                   251,450          10,920
                                                 ------------
                                                       10,920
                                                 ------------
TOTAL SERVICES (COST $18,429)                          22,558
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 17.5%
APPLICATIONS SOFTWARE -- 4.8%
Microsoft*                            270,000          11,810
                                                 ------------
                                                       11,810
--------------------------------------------------------------------------------
COMPUTERS -- 4.4%
Dell Computer*                        462,800          10,880
                                                 ------------
                                                       10,880
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
Brocade Communications Systems*        20,000             151
                                                 ------------
                                                          151
-------------------------------------------------------------

                                                                      PBHG FUNDS

                                                   PBHG SELECT EQUITY FUND PBHEX

                                                         STATEMENT OF NET ASSETS
                                            As of September 30, 2002 (UNAUDITED)

                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 8.2%
Intel                                 633,300    $      8,797
Microchip Technology*                 320,000           6,544
Texas Instruments                     311,800           4,605
                                                 ------------
                                                       19,946
                                                 ------------
TOTAL TECHNOLOGY (COST $50,071)                        42,787
                                                 ------------
TOTAL COMMON STOCK (COST $213,536)                    211,600
                                                 ------------
--------------------------------------------------------------------------------
INVESTMENT COMPANY -- 3.6%
INDEX FUND-LARGE CAP -- 3.6%
Technology Select Sector SPDR Fund*   733,000           8,671
                                                 ------------
                                                        8,671
TOTAL INVESTMENT COMPANY (COST $11,073)                 8,671
                                                 ------------
--------------------------------------------------------------------------------
CONVERTIBLE BOND -- 0.3%
MicroStrategy, Series A
   7.500%, 06/24/07                    $3,223             661
                                                 ------------
                                                          661
                                                 ------------
TOTAL CONVERTIBLE BOND (COST $0)                          661
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 10.1%
Greenwich Capital
   1.90%, dated 09/30/02, matures
   10/01/02, repurchase price
   $24,728,913 (collateralized by
   U.S. Government Obligations:
   total market value $25,225,874) (A) 24,728          24,728
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $24,728)              24,728
                                                 ------------
TOTAL INVESTMENTS-- 100.6% (COST $249,337)            245,660
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.6%)
Receivable for Investment Securities Sold
 6,520
Payable for Adminstrative Fees                            (32)
Payable for Investment Advisory Fees                     (179)
Payable for Investment Securities Purchased            (7,317)
Other Assets and Liabilities, Net                        (432)
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                (1,440)
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 15,655,255 outstanding shares
   of common stock                                  1,481,776
Accumulated net investment loss                        (1,577)
Accumulated net realized loss on investments       (1,232,302)
Unrealized depreciation on investments                 (3,677)
                                                 ------------
TOTAL NET ASSETS-- 100.0%                        $    244,220
                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                        $15.60
                                                       ======

* Non-income producing security.
(A)-- Tri-party repurchase agreement
Cl-- Class
SPDR-- Standard & Poor's 500 Composite Index Depositary Receipt

The accompanying notes are an integral part of the financial statements.

PBHG FUNDS

 PBHG CLIPPER FOCUS FUND PBFOX
PBHG CLIPPER FOCUS FUND (UNAUDITED)


INVESTMENT FOCUS
STYLE

MARKET CAPITALIZATION

          VALUE     BLEND    GROWTH
------------------------------------------
Large       X
------------------------------------------
Medium
------------------------------------------
Small
------------------------------------------
Source: Pilgrim Baxter & Associates, Ltd.


                                                    AVERAGE ANNUAL TOTAL RETURN1
                                                      AS OF SEPTEMBER 30, 2002

                                                     One       Annualized    Annualized
                                        6           Year         3 Year       Inception
                                     Months2       Return        Return       to Date3
---------------------------------------------------------------------------------------------------------------------------
  PBHG Clipper Focus Fund           (23.84)%       (7.47)%        9.66%        11.17%
---------------------------------------------------------------------------------------------------------------------------

          COMPARISONOF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG CLIPPER FOCUS FUND1
                  VERSUS THE S&P 500 INDEX AND THE LIPPER MULTI-CAP VALUE FUNDS AVERAGE

                               [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                      PBHG Clipper Focus                    S&P 500 Index                        Lipper Multi-Cap Value Funds
9/10/98                    $10,000                            $10,000                                         $10,000
9/30/98                     10,260                             10,387                                          10,000
10/31/98                    11,700                             11,232                                          10,799
11/30/98                    12,040                             11,913                                          11,299
12/31/98                    11,791                             12,599                                          11,648
1/31/99                     11,501                             13,126                                          11,727
2/28/99                     11,290                             12,718                                          11,400
3/31/99                     11,230                             13,227                                          11,731
4/30/99                     12,233                             13,739                                          12,654
5/31/99                     12,203                             13,415                                          12,626
6/30/99                     12,354                             14,159                                          13,057
7/31/99                     12,122                             13,718                                          12,694
8/31/99                     11,971                             13,649                                          12,321
9/30/99                     11,649                             13,275                                          11,819
10/31/99                    11,528                             14,115                                          12,204
11/30/99                    11,447                             14,402                                          12,281
12/31/99                    11,569                             15,250                                          12,674
1/31/2000                   11,046                             14,484                                          12,122
2/29/2000                    9,856                             14,210                                          11,637
3/31/2000                   10,846                             15,600                                          12,873
4/30/2000                   11,207                             15,130                                          12,848
5/31/2000                   11,805                             14,820                                          12,969
6/30/2000                   11,542                             15,185                                          12,680
7/31/2000                   12,039                             14,948                                          12,774
8/31/2000                   12,920                             15,876                                          13,597
9/30/2000                   13,915                             15,038                                          13,493
10/31/2000                  14,758                             14,975                                          13,834
11/30/2000                  15,195                             13,794                                          13,337
12/31/2000                  16,692                             13,862                                          14,148
1/31/2001                   16,445                             14,353                                          14,537
2/28/2001                   16,972                             13,045                                          14,141
3/31/2001                   16,697                             12,218                                          13,663
4/30/2001                   17,171                             13,168                                          14,439
5/31/2001                   17,527                             13,256                                          14,732
6/30/2001                   17,492                             12,933                                          14,487
7/31/2001                   17,341                             12,806                                          14,454
8/31/2001                   17,438                             12,004                                          13,955
9/30/2001                   16,603                             11,035                                          12,772
10/31/2001                  16,776                             11,245                                          12,942
11/30/2001                  18,209                             12,108                                          13,751
12/31/2001                  18,684                             12,214                                          14,112
1/31/2002                   18,955                             12,036                                          13,972
2/28/2002                   19,238                             11,804                                          13,883
3/31/2002                   20,172                             12,248                                          14,524
4/30/2002                   19,730                             11,505                                          14,116
5/31/2002                   20,431                             11,420                                          14,068
6/30/2002                   18,278                             10,607                                          13,029
7/31/2002                   17,528                              9,780                                          11,880
8/31/2002                   18,143                              9,844                                          12,002
9/30/2002                   15,363                              8,774                                          10,699

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Funds that concentrate investments to a limited number of securities may involve greater risk than more diversified funds, including a greater potential for volatility. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month return has not been annualized.
3 On December 14, 2001, the PBHG Clipper Focus Fund acquired the assets of the
  Clipper Focus Portfolio. Prior to the acquisition, the PBHG class shares of the fund were known as the Institutional Class shares of the Clipper Focus Portfolio. The Clipper Focus Portfolio was a series of the UAM Funds Trust. The Clipper Focus Portfolio was managed by Pacific Financial Research, Inc., the PBHG Clipper Focus Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the Clipper Focus Portfolio. Data includes performance of the Fund's predecessor, whose inception date was September 10, 1998.
4 The S&P 500 Index is a capitalization weighted index of 500 stocks. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
5 The Lipper Multi-Cap Value Funds Average represents the average performance of
  508 mutual funds classified by Lipper, Inc. in the Multi-Cap Value Funds category. The performance figures are based on changes in net asset value of the funds in the category with all capital gain distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible. The chart assumes $10,000 invested in the Lipper Multi-Cap Value Funds Average at that month's end, September 30, 1998.


SECTOR WEIGHTINGS AT SEPTEMBER 30, 2002

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Consumer Cyclical                    8%
Consumer Non-Cyclical               25%
Energy                               4%
Financial                           35%
Health Care                          5%
Industrial                           9%
Services                            10%
Technology                           4%

% of Total Portfolio Investments in Common Stock


TOP TEN HOLDINGS AT SEPTEMBER 30, 2002*

Tyco International                                9.4%
Freddie Mac                                       8.7%
Philip Morris                                     6.5%
Fannie Mae                                        6.4%
American Express                                  5.6%
Safeway                                           5.1%
Electronic Data Systems                           5.0%
Kroger                                            4.5%
Interpublic Group                                 4.4%
El Paso                                           4.1%
-----------------------------------------------------------------------------
Total Top Ten Holdings                           59.7%

*As a % of Common Stock

                                                                      PBHG FUNDS

                                                   PBHG CLIPPER FOCUS FUND PBFOX

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.8%
CONSUMER CYCLICAL -- 7.7%
ATHLETIC FOOTWEAR -- 0.4%
Nike, Cl B                             56,800    $      2,453
                                                 ------------
                                                        2,453
--------------------------------------------------------------------------------
MULTIMEDIA -- 2.6%
AOL Time Warner*                    1,268,200          14,838
                                                 ------------
                                                       14,838
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 0.6%
CVS                                   137,000           3,473
                                                 ------------
                                                        3,473
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 1.1%
Staples*                              497,100           6,358
                                                 ------------
                                                        6,358
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 3.0%
McDonald's                            989,500          17,474
                                                 ------------
                                                       17,474
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $52,133)                 44,596
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 24.8%
FOOD-MEAT PRODUCTS -- 2.7%
Tyson Foods, Cl A                   1,364,000          15,863
                                                 ------------
                                                       15,863
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 4.0%
Kraft Foods, Cl A                     157,600           5,746
Sara Lee                              940,100          17,195
                                                 ------------
                                                       22,941
--------------------------------------------------------------------------------
FOOD-RETAIL -- 9.4%
Kroger*                             1,800,600          25,388
Safeway*                            1,303,800          29,075
                                                 ------------
                                                       54,463
--------------------------------------------------------------------------------
TOBACCO -- 8.7%
Philip Morris                         954,100          37,019
UST                                   480,500          13,555
                                                 ------------
                                                       50,574
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $191,026)           143,841
                                                 ------------
--------------------------------------------------------------------------------
ENERGY -- 4.0%
PIPELINES -- 4.0%
El Paso                             2,828,900          23,395
                                                 ------------
                                                       23,395
                                                 ------------
TOTAL ENERGY (COST $32,110)                            23,395
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 33.9%
FINANCE-CREDIT CARD -- 5.5%
American Express                    1,028,300          32,062
                                                 ------------
                                                       32,062
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.8%
Merrill Lynch                         321,400    $     10,590
                                                 ------------
                                                       10,590
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 14.8%
Fannie Mae                            612,400          36,462
Freddie Mac                           885,100          49,477
                                                 ------------
                                                       85,939
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 3.1%
Old Republic International            627,500          17,809
                                                 ------------
                                                       17,809
--------------------------------------------------------------------------------
REITS-APARTMENTS-- 6.9%
Apartment Investment &
   Management, Cl A                   281,300          10,929
Archstone-Smith Trust                 478,100          11,417
Equity Residential                    737,100          17,646
                                                 ------------
                                                       39,992
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 1.8%
Equity Office Properties Trust        222,900           5,755
Mack-Cali Realty                      146,000           4,691
                                                 ------------
                                                       10,446
                                                 ------------
TOTAL FINANCIAL (COST $231,789)                       196,838
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 5.0%
MEDICAL INFORMATION SYSTEMS -- 0.8%
IMS Health                            312,400           4,677
                                                 ------------
                                                        4,677
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 4.2%
Merck                                 240,200          10,980
Pfizer                                 98,800           2,867
Wyeth                                 326,900          10,395
                                                 ------------
                                                       24,242
                                                 ------------
TOTAL HEALTH CARE (COST $29,274)                       28,919
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 12.6%
DIVERSIFIED MANUFACTURING OPERATIONS-- 9.2%
Tyco International                  3,788,000          53,411
                                                 ------------
                                                       53,411
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 3.4%
Pitney Bowes                          655,700          19,992
                                                 ------------
                                                       19,992
                                                 ------------
TOTAL INDUSTRIAL (COST $93,783)                        73,403
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 9.8%
ADVERTISING AGENCIES -- 4.3%
Interpublic Group                   1,572,700          24,927
                                                 ------------
                                                       24,927
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 4.9%
Electronic Data Systems             2,037,000          28,477
                                                 ------------
                                                       28,477
--------------------------------------------------------------------------------

PBHG FUNDS

PBHG CLIPPER FOCUS FUND PBFOX

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)


                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 0.6%
Manpower                              123,500    $      3,624
                                                 ------------
                                                        3,624
                                                 ------------
TOTAL SERVICES (COST $80,159)                          57,028
                                                 ------------
TOTAL COMMON STOCK (COST $710,274)                    568,020
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.8%
Barclays
   1.89%, dated 09/30/02, matures
   10/01/02, repurchase price
   $10,506,571 (collateralized by
   U.S. Government Obligations:
   total market value $10,717,151) (A)$10,506          10,506
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $10,506)              10,506
--------------------------------------------------------------------------------
TOTAL INVESTMENTS-- 99.6% (COST $720,780)             578,526
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.4%
Receivable for Investment Securities Sold              11,014
Payable for Administrative Fees                           (80)
Payable for Investment Advisory Fees                     (474)
Payable for Investment Securities Purchased            (9,797)
Other Assets and Liabilities, Net                       1,775
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                 2,438
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 46,500,479 outstanding shares
   of common stock                                    702,720
Undistributed net investment income                     3,994
Accumulated net realized gain on investments           16,504
Unrealized depreciation on investments               (142,254)
                                                 ------------
TOTAL NET ASSETS-- 100.0%                        $    580,964
                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                        $12.49
                                                       ======


* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
REIT -- Real Estate Investment Trust


The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS
                                                   PBHG FOCUSED VALUE FUND PBFVX
                                             PBHG FOCUSED VALUE FUND (UNAUDITED)


INVESTMENT FOCUS
STYLE

MARKET CAPITALIZATION

          VALUE     BLEND    GROWTH
------------------------------------------
Large
------------------------------------------
Medium     X
------------------------------------------
Small
------------------------------------------
Source: Pilgrim Baxter & Associates, Ltd.

                                                    AVERAGE ANNUAL TOTAL RETURN1
                                                      AS OF SEPTEMBER 30, 2002

                                                     One       Annualized    Annualized
                                        6           Year         3 Year       Inception
                                     Months2       Return        Return       to Date3
---------------------------------------------------------------------------------------------------------------------------
  PBHG Focused Value Fund           (26.91)%      (25.20)%        2.89%         6.75%
---------------------------------------------------------------------------------------------------------------------------

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG FOCUSED VALUE FUND1
                  VERSUS THE S&P 500 INDEX AND THE LIPPER MULTI-CAP CORE FUNDS AVERAGE

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                     PBHG Focused Value Fund                 S&P 500 Index                   Multi-Cap Core Funds Average
2/28/99                    $10,000                               $10,000                                   $10,000
2/28/99                      9,932                                10,072                                    10,000
3/31/99                     10,136                                10,475                                    10,351
4/30/99                     10,058                                10,881                                    10,764
5/31/99                     10,446                                10,624                                    10,638
6/30/99                     11,318                                11,213                                    11,215
7/31/99                     11,541                                10,864                                    10,991
8/31/99                     11,560                                10,809                                    10,826
9/30/99                     11,638                                10,513                                    10,637
10/31/99                    11,986                                11,178                                    11,153
11/30/99                    12,888                                11,405                                    11,637
12/31/99                    14,802                                12,077                                    12,643
1/31/2000                   16,066                                11,470                                    12,199
2/29/2000                   16,739                                11,253                                    12,806
3/31/2000                   19,173                                12,354                                    13,562
4/30/2000                   17,381                                11,983                                    13,063
5/31/2000                   17,516                                11,737                                    12,672
6/30/2000                   17,827                                12,026                                    13,202
7/31/2000                   17,464                                11,838                                    12,991
8/31/2000                   18,656                                12,573                                    13,960
9/30/2000                   18,676                                11,909                                    13,410
10/31/2000                  18,780                                11,859                                    13,171
11/30/2000                  17,029                                10,924                                    12,007
12/31/2000                  18,475                                10,978                                    12,393
1/31/2001                   19,558                                11,367                                    12,766
2/28/2001                   19,314                                10,331                                    11,694
3/31/2001                   18,486                                 9,676                                    10,926
4/30/2001                   19,834                                10,428                                    11,784
5/31/2001                   20,248                                10,498                                    11,845
6/30/2001                   19,930                                10,242                                    11,646
7/31/2001                   19,696                                10,142                                    11,392
8/31/2001                   19,027                                 9,507                                    10,778
9/30/2001                   16,946                                 8,739                                     9,738
10/31/2001                  17,392                                 8,906                                    10,013
11/30/2001                  18,645                                 9,589                                    10,743
12/31/2001                  19,111                                 9,673                                    10,946
1/31/2002                   17,676                                 9,532                                    10,765
2/28/2002                   17,237                                 9,348                                    10,498
3/31/2002                   17,344                                 9,700                                    10,971
4/30/2002                   16,894                                 9,112                                    10,527
5/31/2002                   16,937                                 9,044                                    10,388
6/30/2002                   15,599                                 8,400                                     9,632
7/31/2002                   14,143                                 7,745                                     8,815
8/31/2002                   14,271                                 7,796                                     8,846
9/30/2002                   12,676                                 6,949                                     8,037

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Funds that concentrate investments to a limited number of securities may involve greater risk than more diversified funds, including a greater potential for volatility. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month return has not been annualized.
3 The PBHG Focused Value Fund commenced operations on February 12, 1999.
4 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
5 The Lipper Multi-Cap Core Funds Average represents the average performance of
  490 mutual funds classified by Lipper, Inc. in the Multi-Cap Core category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible. The chart assumes $10,000 invested in the Lipper Multi-Cap Core Funds Average at that month's end, February 28, 1999.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2002

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Consumer Cyclical                               24%
Consumer Non-Cyclical                            4%
Energy                                           9%
Financial                                       22%
Health Care                                     19%
Services                                         10%
Technology                                       8%
Utilities                                        4%

% of Total Portfolio Investments in Common Stock


TOP TEN HOLDINGS AT SEPTEMBER 30, 2002*

Aetna                                             7.9%
Freddie Mac                                       6.8%
Pfizer                                            6.3%
DST Systems                                       6.0%
Walt Disney                                       6.0%
Wyeth                                             5.1%
JC Penney                                         4.7%
Devon Energy                                      4.7%
Microsoft                                         4.5%
Consolidated Edison                               4.3%
--------------------------------------------------------------------------------
Total Top Ten Holdings                           56.3%

*As a % of Common Stock

PBHG FUNDS
PBHG FOCUSED VALUE FUND PBFVX

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 93.3%
CONSUMER CYCLICAL -- 22.5%
MULTIMEDIA -- 5.6%
Walt Disney                            95,000    $      1,439
                                                 ------------
                                                        1,439
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 9.6%
Costco Wholesale*                      25,000             809
Target                                 22,400             661
Wal-Mart Stores                        20,100             990
                                                 ------------
                                                        2,460
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 2.9%
CVS                                    29,200             740
                                                 ------------
                                                          740
--------------------------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 4.4%
JC Penney                              70,800           1,127
                                                 ------------
                                                        1,127
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $7,314)                   5,766
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 3.7%
FOOD-RETAIL -- 3.7%
Safeway*                               41,800             932
                                                 ------------
                                                          932
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $1,666)                 932
                                                 ------------
--------------------------------------------------------------------------------
ENERGY -- 8.2%
OIL COMPANIES-EXPLORATION & PRODUCTION-- 4.4%
Devon Energy                           23,200           1,119
                                                 ------------
                                                        1,119
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 3.8%
Exxon Mobil                            31,000             989
                                                 ------------
                                                          989
                                                 ------------
TOTAL ENERGY (COST $2,350)                              2,108
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 20.4%
FINANCE-CREDIT CARD -- 2.1%
American Express                       17,300             539
                                                 ------------
                                                          539
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 6.3%
Freddie Mac                            28,900           1,616
                                                 ------------
                                                        1,616
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 5.4%
American International Group           11,700             640
Prudential Financial*                  26,400             754
                                                 ------------
                                                        1,394
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 3.4%
Travelers Property Casualty*           65,000    $        858
                                                 ------------
                                                          858
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 3.2%
Bank of America                        12,900             823
                                                 ------------
                                                          823
--------------------------------------------------------------------------------
TOTAL FINANCIAL (COST $5,417)                           5,230
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 18.0%
MEDICAL-DRUGS -- 10.6%
Pfizer                                 52,000           1,509
Wyeth                                  38,400           1,221
                                                 ------------
                                                        2,730
--------------------------------------------------------------------------------
MEDICAL-HMO -- 7.4%
Aetna                                  52,700           1,887
                                                 ------------
                                                        1,887
                                                 ------------
TOTAL HEALTH CARE (COST $4,908)                         4,617
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 9.1%
COMPUTER SERVICES -- 5.6%
DST Systems*                           48,900           1,441
                                                 ------------
                                                        1,441
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 3.5%
SBC Communications                     44,400             893
                                                 ------------
                                                          893
                                                 ------------
TOTAL SERVICES (COST $3,655)                            2,334
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 7.4%
APPLICATIONS SOFTWARE -- 4.2%
Microsoft*                             24,800           1,085
                                                 ------------
                                                        1,085
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 2.2%
First Data                             20,000             559
                                                 ------------
                                                          559
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 1.0%
Mykrolis*                              40,000             246
                                                 ------------
                                                          246
                                                 ------------
TOTAL TECHNOLOGY (COST $2,615)                          1,890
                                                 ------------
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS
                                                   PBHG FOCUSED VALUE FUND PBFVX

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)


                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
UTILITIES -- 4.0%
ELECTRIC-INTEGRATED -- 4.0%
Consolidated Edison                    25,500    $      1,026
                                                 ------------
                                                        1,026
                                                 ------------
TOTAL UTILITIES (COST $988)                             1,026
                                                 ------------
TOTAL COMMON STOCK (COST $28,913)                      23,903
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.6%
JP Morgan Chase
   1.85%, dated 09/30/02, matures
   10/01/02, repurchase price
   $1,166,398 (collateralized by
   U.S. Government Obligations:
   total market value $1,189,894) (A)  $1,166           1,166
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $1,166)                1,166
                                                 ------------
TOTAL INVESTMENTS-- 97.9% (COST $30,079)               25,069
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 2.1%
Receivable for Investment Securities Sold                 603
Payable for Administrative Fees                            (3)
Payable for Investment Advisory Fees                      (19)
Other Assets and Liabilities, Net                         (43)
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                   538
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 2,163,124 outstanding shares
   of common stock                                     38,817
Accumulated net investment loss                           (87)
Accumulated net realized loss on investments           (8,113)
Unrealized depreciation on investments                 (5,010)
                                                 ------------
TOTAL NET ASSETS-- 100.0%                        $     25,607
                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                        $11.84
                                                       ======

* Non-income producing security.
(A) -- Tri-party repurchase agreement.


The accompanying notes are an integral part of the financial statements.

PBHG FUNDS
PBHG LARGE CAP VALUE FUND PLCVX

PBHG LARGE CAP VALUE FUND (UNAUDITED)


INVESTMENT FOCUS
STYLE

MARKET CAPITALIZATION

          VALUE     BLEND    GROWTH
------------------------------------------
Large       X
------------------------------------------
Medium
------------------------------------------
Small
------------------------------------------
Source: Pilgrim Baxter & Associates, Ltd.


                                                    AVERAGE ANNUAL TOTAL RETURN1
                                                      AS OF SEPTEMBER 30, 2002

                                               One    Annualized  Annualized Annualized
                                     6        Year      3 Year      5 Year    Inception
                                  Months2    Return     Return      Return     to Date
---------------------------------------------------------------------------------------------------------------------------
  PBHG Large Cap Value Fund -
    PBHG Class3                  (29.24)%   (24.04)%    (3.82)%      4.98%      8.37%
---------------------------------------------------------------------------------------------------------------------------
  PBHG Large Cap Value Fund -
    Advisor Class4               (29.32)%   (24.23)%    (4.00)%      4.86%      8.26%
---------------------------------------------------------------------------------------------------------------------------


               COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG LARGE CAP VALUE FUND - PBHG CLASS1
                              VERSUS THE S&P 500 INDEX AND THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE

                                      [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                                PBHG Large Cap                     S&P 500                      Lipper Multi-Cap Value
                                  Value Fund                        Index                        Funds Classification
12/31/96                           $10,000                          $10,000                             $10,000
1/31/97                             10,240                           10,624                              10,398
2/28/97                             10,430                           10,708                              10,498
3/31/97                             10,110                           10,269                              10,156
4/30/97                             10,380                           10,881                              10,447
5/31/97                             11,080                           11,543                              11,124
6/30/97                             11,560                           12,060                              11,526
7/31/97                             12,400                           13,019                              12,366
8/31/97                             12,000                           12,291                              12,073
9/30/97                             12,450                           12,963                              12,728
10/31/97                            12,110                           12,531                              12,245
11/30/97                            12,390                           13,110                              12,477
12/31/97                            12,562                           13,335                              12,674
1/31/98                             12,540                           13,483                              12,633
2/28/98                             13,407                           14,455                              13,499
3/31/98                             14,101                           15,194                              14,101
4/30/98                             14,198                           15,347                              14,180
5/31/98                             14,101                           15,084                              13,851
6/30/98                             14,339                           15,696                              13,912
7/31/98                             14,318                           15,529                              13,464
8/31/98                             12,312                           13,287                              11,419
9/30/98                             13,201                           14,138                              11,936
10/31/98                            14,578                           15,288                              12,890
11/30/98                            15,553                           16,214                              13,487
12/31/98                            16,925                           17,149                              13,904
1/31/99                             17,244                           17,866                              13,998
2/28/99                             16,509                           17,311                              13,608
3/31/99                             16,962                           18,003                              14,002
4/30/99                             17,415                           18,701                              15,104
5/31/99                             17,550                           18,259                              15,071
6/30/99                             18,701                           19,272                              15,585
7/31/99                             18,297                           18,671                              15,152
8/31/99                             17,991                           18,578                              14,706
9/30/99                             17,844                           18,069                              14,108
10/31/99                            18,787                           19,212                              14,567
11/30/99                            19,142                           19,602                              14,659
12/31/99                            18,796                           20,757                              15,128
1/31/2000                           18,634                           19,714                              14,469
2/29/2000                           17,372                           19,341                              13,890
3/31/2000                           19,379                           21,233                              15,365
4/30/2000                           19,962                           20,594                              15,336
5/31/2000                           20,723                           20,172                              15,480
6/30/2000                           20,270                           20,669                              15,135
7/31/2000                           19,460                           20,346                              15,247
8/31/2000                           20,771                           21,610                              16,230
9/30/2000                           21,516                           20,469                              16,105
10/31/2000                          21,743                           20,382                              16,513
11/30/2000                          22,034                           18,775                              15,920
12/31/2000                          23,303                           18,867                              16,888
1/31/2001                           24,881                           19,536                              17,352
2/28/2001                           24,679                           17,755                              16,879
3/31/2001                           23,336                           16,630                              16,308
4/30/2001                           24,528                           17,923                              17,234
5/31/2001                           24,780                           18,043                              17,584
6/30/2001                           24,310                           17,604                              17,292
7/31/2001                           24,427                           17,430                              17,253
8/31/2001                           23,403                           16,339                              16,657
9/30/2001                           20,902                           15,020                              15,245
10/31/2001                          21,103                           15,306                              15,448
11/30/2001                          22,849                           16,480                              16,413
12/31/2001                          22,974                           16,625                              16,845
1/31/2002                           22,116                           16,382                              16,678
2/28/2002                           22,099                           16,066                              16,571
3/31/2002                           22,436                           16,671                              17,337
4/30/2002                           21,460                           15,660                              16,850
5/31/2002                           22,032                           15,544                              16,792
6/30/2002                           20,165                           14,437                              15,551
7/31/2002                           18,500                           13,312                              14,180
8/31/2002                           18,500                           13,399                              14,326
9/30/2002                           15,877                           11,943                              12,770

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month returns have not been annualized.
3 The PBHG Large Cap Value Fund - PBHG Class commenced operations on December
  31, 1996.
4 The performance shown for the Advisor Class prior to its inception on December
  29, 2000, is based on the performance and expenses of the PBHG Class. Subsequent to December 29, 2000, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception to September 30, 2002 was (19.90)%.
5 The S&P 500 Index is a capitalization weighted index of 500 stocks. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
6 The Lipper Large-Cap Value Funds Average represents the average performance of
  379 mutual funds classified by Lipper, Inc. in the Large-Cap Value category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2002

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Consumer Cyclical                           7%
Consumer Non-Cyclical                      17%
Energy                                     11%
Financial                                  17%
Health Care                                15%
Industrial                                  4%
Services                                   15%
Technology                                  6%
Utilities                                   8%

% of Total Portfolio Investments in Common Stock


TOP TEN HOLDINGS AT SEPTEMBER 30, 2002*
Verizon Communications                            5.5%
SBC Communications                                5.1%
PNC Financial Services Group                      4.5%
Aetna                                             4.2%
BellSouth                                         4.1%
Walt Disney                                       3.9%
Wyeth                                             3.8%
Philip Morris                                     3.8%
Merck                                             3.7%
Sara Lee                                          3.7%
--------------------------------------------------------------------------------
Total Top Ten Holdings                           42.3%

*As a % of Common Stock

                                                                      PBHG FUNDS
                                                 PBHG LARGE CAP VALUE FUND PLCVX

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)

                                                       Market
Description                           Shares         Value (000
--------------------------------------------------------------------------------
COMMON STOCK -- 96.1%
CONSUMER CYCLICAL -- 6.5%
DISTRUBUTION/WHOLESALE -- 0.8%
Genuine Parts                          87,500    $      2,681
                                                 ------------
                                                        2,681
--------------------------------------------------------------------------------
MULTIMEDIA -- 3.8%
Walt Disney                           787,100          11,917
                                                 ------------
                                                       11,917
--------------------------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 1.9%
JC Penney                             379,100           6,035
                                                 ------------
                                                        6,035
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $27,030)                 20,633
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 16.4%
FOOD-FLOUR & GRAIN -- 0.5%
Archer-Daniels-Midland                136,800           1,711
                                                 ------------
                                                        1,711
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 8.0%
Campbell Soup                         160,000           3,533
Conagra Foods                         423,400          10,521
Sara Lee                              610,600          11,168
                                                 ------------
                                                       25,222
--------------------------------------------------------------------------------
TOBACCO -- 7.9%
Loews-Carolina Group                  210,200           3,954
Philip Morris                         299,400          11,617
RJ Reynolds Tobacco Holdings          129,100           5,205
UST                                   147,000           4,147
                                                 ------------
                                                       24,923
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $57,768)             51,856
                                                 ------------
--------------------------------------------------------------------------------
ENERGY -- 10.9%
OIL COMPANIES-INTEGRATED -- 10.9%
BP^                                   178,700           7,130
ChevronTexaco                         147,800          10,235
ConocoPhillips                         69,100           3,195
Exxon Mobil                           216,300           6,900
Royal Dutch Petroleum                 178,600           7,175
                                                 ------------
                                                       34,635
                                                 ------------
TOTAL ENERGY (COST $40,461)                            34,635
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 16.6%
MULTI-LINE INSURANCE -- 3.7%
Metlife                               142,500           3,243
Prudential Financial*                 295,300           8,434
                                                 ------------
                                                       11,677
--------------------------------------------------------------------------------
REITS-DIVERSIFIED -- 0.6%
Vornado Realty Trust                   47,100           1,858
                                                 ------------
                                                        1,858
--------------------------------------------------------------------------------

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.6%
Equity Office Properties Trust         68,100    $      1,758
                                                 ------------
                                                        1,758
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.6%
Simon Property Group                   54,000           1,930
                                                 ------------
                                                        1,930
--------------------------------------------------------------------------------
REITS-WAREHOUSE/INDUSTRIAL -- 0.6%
Prologis                               76,400           1,903
                                                 ------------
                                                        1,903
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 10.5%
Keycorp                               262,600           6,557
National City                         246,400           7,030
PNC Financial Services Group          321,800          13,570
US Bancorp                            335,500           6,234
                                                 ------------
                                                       33,391
                                                 ------------
TOTAL FINANCIAL (COST $59,223)                         52,517
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 14.2%
MEDICAL-DRUGS -- 10.1%
Bristol-Myers Squibb                  198,900           4,734
Merck                                 249,400          11,400
Schering-Plough                       190,500           4,062
Wyeth                                 368,000          11,702
                                                 ------------
                                                       31,898
--------------------------------------------------------------------------------
MEDICAL-HMO -- 4.1%
Aetna                                 359,900          12,888
                                                 ------------
                                                       12,888
                                                 ------------
TOTAL HEALTH CARE (COST $47,403)                       44,786
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 3.6%
AEROSPACE/DEFENSE -- 3.6%
General Dynamics                       44,700           3,636
Raytheon                              264,200           7,741
                                                 ------------
                                                       11,377
                                                 ------------
TOTAL INDUSTRIAL (COST $14,016)                        11,377
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 14.1%
TELEPHONE-INTEGRATED -- 14.1%
BellSouth                             671,100          12,321
SBC Communications                    774,100          15,559
Verizon Communications                609,100          16,714
                                                 ------------
                                                       44,594
                                                 ------------
TOTAL SERVICES (COST $62,291)                          44,594
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 5.8%
COMPUTERS -- 2.7%
Hewlett-Packard                       727,000           8,484
                                                 ------------
                                                        8,484
--------------------------------------------------------------------------------

PBHG FUNDS
PBHG LARGE CAP VALUE FUND PLCVX

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)


                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 3.1%
Pitney Bowes                          326,600    $      9,958
                                                 ------------
                                                        9,958
                                                 ------------
TOTAL TECHNOLOGY (COST $21,258)                        18,442
                                                 ------------
--------------------------------------------------------------------------------
UTILITIES -- 8.0%
ELECTRIC-INTEGRATED -- 8.0%
Cinergy                               157,000           4,935
Consolidated Edison                    84,100           3,382
FPL Group                             133,000           7,155
Progress Energy                       119,100           4,868
TXU                                   118,200           4,930
                                                 ------------
                                                       25,270
                                                 ------------
TOTAL UTILITIES (COST $26,499)                         25,270
                                                 ------------
TOTAL COMMON STOCK (COST $355,949)                    304,110
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.6%
Barclays
   1.89%, dated 09/30/02, matures
   10/01/02, repurchase price
   $24,134,361 (collateralized by
   U.S. Government Obligations:
   total market value $24,616,270) (A)$24,133          24,133
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $24,133)              24,133
                                                 ------------
TOTAL INVESTMENTS-- 103.7% (COST $380,082)       $    328,243
                                                 ============

Percentages are based on Net Assets of $316,617,943
* Non-income producing security.
^ The fund held a United Kingdom domiciled security traded on the New York Stock
  Exchange as of September 30, 2002.
(A) -- Tri-party repurchase agreement
REIT -- Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS

                                                   PBHG MID-CAP VALUE FUND PBMCX
                                             PBHG MID-CAP VALUE FUND (UNAUDITED)


INVESTMENT FOCUS
STYLE

MARKET CAPITALIZATION

          VALUE     BLEND    GROWTH
------------------------------------------
Large
------------------------------------------
Medium      X
------------------------------------------
Small
------------------------------------------
Source: Pilgrim Baxter & Associates, Ltd.


                                                    AVERAGE ANNUAL TOTAL RETURN1
                                                      AS OF SEPTEMBER 30, 2002

                                                   One     Annualized    Annualized      Annualized
                                       6          Year       3 Year        5 Year         Inception
                                    Months2      Return      Return        Return          to Date
---------------------------------------------------------------------------------------------------------------------------
  PBHG Mid-Cap Value Fund -
    PBHG Class3                    (24.84)%     (10.92)%      5.08%         9.24%          15.91%
---------------------------------------------------------------------------------------------------------------------------

  PBHG Mid-Cap Value Fund -
    Advisor Class4                 (24.94)%     (11.14)%      4.99%         9.19%          15.86%
---------------------------------------------------------------------------------------------------------------------------


                     COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN  THE PBHG MID-CAP VALUE FUND-PBHG CLASS1
                 VERSUS THE S&P MIDCAP 400 INDEX, S&P MIDCAP 400/BARRA VALUE INDEX AND THE LIPPER MID-CAP CORE FUNDS AVERAGE

                                      [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                        PBHG Mid-Cap                   S&P 400                 Lipper Mid-Cap Value                S & P BARRA
                         Value Fund                 Mid-Cap Index               Funds Classification               MidCap Value
4/30/97                     $10,000                      $10,000                      $10,000                          $10,000
5/31/97                      10,740                       10,874                       10,638                           10,898
6/30/97                      11,410                       11,180                       10,926                           11,349
7/31/97                      12,890                       12,285                       11,733                           12,271
8/31/97                      13,240                       12,271                       11,811                           12,288
9/30/97                      14,300                       12,976                       12,472                           13,125
10/31/97                     13,760                       12,411                       12,100                           12,617
11/30/97                     13,870                       12,595                       12,402                           12,665
12/31/97                     14,148                       13,083                       13,147                           12,904
1/31/98                      14,138                       12,834                       12,845                           12,720
2/28/98                      15,443                       13,896                       13,795                           13,754
3/31/98                      16,106                       14,523                       14,440                           14,406
4/30/98                      16,422                       14,787                       14,533                           14,547
5/31/98                      15,717                       14,123                       13,946                           13,882
6/30/98                      15,896                       14,211                       13,842                           14,047
7/31/98                      15,580                       13,660                       13,240                           13,360
8/31/98                      12,769                       11,119                       11,072                           10,886
9/30/98                      13,906                       12,157                       11,933                           11,602
10/31/98                     15,358                       13,243                       12,874                           12,333
11/30/98                     16,538                       13,904                       13,174                           13,042
12/31/98                     18,087                       15,584                       13,761                           14,151
1/31/99                      18,122                       14,977                       13,042                           14,039
2/28/99                      17,023                       14,193                       12,419                           13,282
3/31/99                      17,451                       14,589                       12,653                           13,714
4/30/99                      17,764                       15,740                       13,878                           14,592
5/31/99                      18,666                       15,808                       14,104                           14,671
6/30/99                      20,042                       16,656                       14,542                           15,498
7/31/99                      20,215                       16,301                       14,349                           15,194
8/31/99                      19,487                       15,742                       13,805                           14,752
9/30/99                      19,174                       15,256                       13,125                           14,537
10/31/99                     19,313                       16,033                       13,388                           15,149
11/30/99                     20,007                       16,875                       13,658                           16,011
12/31/99                     22,017                       17,878                       14,080                           17,625
1/31/2000                    20,903                       17,374                       13,472                           17,064
2/29/2000                    21,622                       18,590                       12,978                           19,044
3/31/2000                    24,818                       20,146                       14,964                           19,853
4/30/2000                    24,639                       19,443                       14,827                           18,850
5/31/2000                    25,788                       19,200                       15,255                           18,285
6/30/2000                    25,698                       19,482                       14,566                           19,161
7/31/2000                    25,321                       19,790                       15,143                           18,938
8/31/2000                    27,943                       21,999                       16,226                           20,906
9/30/2000                    27,153                       21,849                       16,466                           20,555
10/31/2000                   26,883                       21,108                       16,309                           19,907
11/30/2000                   25,321                       19,515                       16,331                           18,056
12/31/2000                   27,779                       21,007                       18,001                           19,435
1/31/2001                    28,494                       21,475                       18,803                           19,888
2/28/2001                    27,911                       20,250                       18,181                           18,604
3/31/2001                    27,159                       18,744                       17,380                           17,368
4/30/2001                    29,510                       20,812                       18,953                           19,001
5/31/2001                    30,525                       21,297                       19,328                           19,427
6/30/2001                    30,657                       21,211                       19,358                           19,401
7/31/2001                    30,130                       20,895                       19,360                           18,918
8/31/2001                    29,058                       20,211                       18,968                           18,141
9/30/2001                    24,977                       17,697                       16,839                           15,795
10/31/2001                   26,143                       18,480                       17,104                           16,507
11/30/2001                   28,607                       19,855                       18,143                           17,772
12/31/2001                   29,942                       20,880                       19,286                           18,620
1/31/2002                    28,851                       20,772                       19,282                           18,320
2/28/2002                    28,212                       20,797                       19,739                           18,058
3/31/2002                    29,604                       22,284                       21,200                           19,192
4/30/2002                    29,547                       22,180                       21,518                           18,906
5/31/2002                    29,133                       21,806                       21,145                           18,549
6/30/2002                    26,989                       20,210                       19,956                           17,172
7/31/2002                    24,131                       18,252                       17,886                           15,476
8/31/2002                    24,375                       18,344                       18,043                           15,555
9/30/2002                    22,250                       16,866                       16,269                           14,329

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies. Products of technology companies may be subject to severe competition and rapid obsolescence. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month returns have not been annualized.
3 The PBHG Mid-Cap Value Fund-PBHG Class commenced operations on April 30, 1997. 4 The performance shown for the Advisor Class prior to its inception on October
  31, 2001 is based on the performance and expenses of the PBHG Class. Subsequent to October 31, 2001, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The cumulative total return of the Advisor Class from its inception to September 30, 2002 was (15.11)%.
5 The S&P MidCap 400 Index is an unmanaged capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
6 The S&P MidCap 400/Barra Value Index is an unmanaged capitalization weighted index that consists of those securities in the S&P MidCap 400 Index with lower price to book ratios. The Index reflects the reinvestments of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
7 The Lipper Mid-Cap Core Funds Average represents the average performance of
  266 mutual funds classified by Lipper, Inc. in the Mid-Cap Core category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.


SECTOR WEIGHTINGS AT SEPTEMBER 30, 2002

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Basic Materials                              2%
Consumer Cyclical                           23%
Consumer Non-Cyclical                        6%
Energy                                      11%
Financial                                   22%
Health Care                                 14%
Industrial                                   6%
Services                                     7%
Technology                                   6%
Utilities                                    3%

% of Total Portfolio Investments in Common Stock

TOP TEN HOLDINGS AT SEPTEMBER 30, 2002*

Lincare Holdings                                  3.4%
Aetna                                             2.9%
DST Systems                                       2.5%
Devon Energy                                      2.4%
JC Penney                                         2.2%
Metro-Goldwyn-Mayer                               2.1%
Sara Lee                                          2.0%
Abercrombie & Fitch                               1.9%
Pier 1 Imports                                    1.8%
Park Place Entertainment                          1.8%
----------------------------------------------------------------------------
Total Top Ten Holdings                           23.0%

*As a % of Common Stock

PBHG FUNDS
PBHG MID-CAP VALUE FUND PBMCX
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.6%
BASIC MATERIALS -- 1.7%
CHEMICALS-SPECIALTY -- 1.7%
International Flavors & Fragrances    157,200    $      5,007
                                                 ------------
                                                        5,007
                                                 ------------
TOTAL BASIC MATERIALS (COST $5,182)                     5,007
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 22.5%
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.6%
Lennar                                 33,800           1,885
                                                 ------------
                                                        1,885
--------------------------------------------------------------------------------
CASINO HOTELS -- 2.3%
Harrah's Entertainment*                32,300           1,557
Park Place Entertainment*             643,600           5,117
                                                 ------------
                                                        6,674
--------------------------------------------------------------------------------
CRUISE LINES -- 1.4%
Royal Caribbean Cruises               255,000           4,060
                                                 ------------
                                                        4,060
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 2.0%
Metro-Goldwyn-Mayer*                  492,700           5,888
                                                 ------------
                                                        5,888
--------------------------------------------------------------------------------
MULTIMEDIA -- 0.6%
E. W. Scripps, Cl A                    24,600           1,705
                                                 ------------
                                                        1,705
--------------------------------------------------------------------------------
PUBLISHING-BOOKS -- 1.1%
Scholastic*                            73,200           3,270
                                                 ------------
                                                        3,270
--------------------------------------------------------------------------------
PUBLISHING-PERIODICALS -- 1.7%
Reader's Digest Association           321,250           5,027
                                                 ------------
                                                        5,027
--------------------------------------------------------------------------------
RADIO -- 1.0%
Hispanic Broadcasting*                155,100           2,893
                                                 ------------
                                                        2,893
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 2.5%
Abercrombie & Fitch*                  272,200           5,354
Gap                                   193,400           2,098
                                                 ------------
                                                        7,452
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 1.0%
RadioShack                            145,400           2,917
                                                 ------------
                                                        2,917
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.5%
BJ's Wholesale Club*                   73,300           1,393
                                                 ------------
--------------------------------------------------------------------------------


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 1.2%
CVS                                   142,800    $      3,620
                                                 ------------
                                                        3,620
--------------------------------------------------------------------------------
RETAIL-HOME FURNISHINGS -- 1.8%
Pier 1 Imports                        274,300           5,231
                                                 ------------
                                                        5,231
--------------------------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 2.1%
JC Penney                             384,100           6,115
                                                 ------------
                                                        6,115
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.5%
Brinker International*                 61,200           1,585
                                                 ------------
                                                        1,585
--------------------------------------------------------------------------------
RETAIL-TOY STORE -- 1.4%
Toys R' Us*                           390,200           3,972
                                                 ------------
                                                        3,972
--------------------------------------------------------------------------------
TOYS -- 0.8%
Mattel                                123,200           2,219
                                                 ------------
                                                        2,219
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $80,319)                 65,906
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 5.5%
BEVERAGES-NON-ALCOHOLIC -- 0.9%
PepsiAmericas                         196,700           2,793
                                                 ------------
                                                        2,793
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 1.9%
Aurora Foods*                          11,821               7
Sara Lee                              303,100           5,544
                                                 ------------
                                                        5,551
--------------------------------------------------------------------------------
FOOD-WHOLESALE/DISTRIBUTION -- 1.4%
Supervalu                             252,300           4,075
                                                 ------------
                                                        4,075
--------------------------------------------------------------------------------
TOBACCO -- 1.3%
Loews-Carolina Group                  203,500           3,828
                                                 ------------
                                                        3,828
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $18,922)             16,247
                                                 ------------
--------------------------------------------------------------------------------
ENERGY -- 10.1%
OIL & GAS DRILLING -- 2.4%
ENSCO International                   124,900           3,127
Nabors Industries Limited*             58,300           1,909
Pride International*                  146,200           1,901
                                                 ------------
                                                        6,937
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS
                                                   PBHG MID-CAP VALUE FUND PBMCX
                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION-- 5.8%
Anadarko Petroleum                    104,200    $      4,641
Burlington Resources                   96,900           3,717
Devon Energy                          144,000           6,948
Spinnaker Exploration*                 56,100           1,610
                                                 ------------
                                                       16,916
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.5%
FMC Technologies*                      95,244           1,596
                                                 ------------
                                                        1,596
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 1.0%
Valero Energy                         112,500           2,978
                                                 ------------
                                                        2,978
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 0.4%
Tidewater                              48,900           1,320
                                                 ------------
                                                        1,320
                                                 ------------
TOTAL ENERGY (COST $33,034)                            29,747
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 21.0%
COMMERCIAL BANKS-CENTRAL US -- 0.8%
Associated Banc-Corp                   78,640           2,495
                                                 ------------
                                                        2,495
--------------------------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 1.0%
Zions Bancorporation                   66,600           2,899
                                                 ------------
                                                        2,899
--------------------------------------------------------------------------------
FIDUCIARY BANKS -- 1.6%
Wilmington Trust                      160,400           4,639
                                                 ------------
                                                        4,639
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 1.3%
Countrywide Credit Industry            82,800           3,904
                                                 ------------
                                                        3,904
--------------------------------------------------------------------------------
INSURANCE BROKERS -- 0.9%
Willis Group Holdings*                 80,100           2,683
                                                 ------------
                                                        2,683
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 2.0%
Federated Investors                   120,700           3,258
Franklin Resources                     80,000           2,488
                                                 ------------
                                                        5,746
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 2.1%
Principal Financial Group*             61,200           1,602
Protective Life                       146,300           4,502
                                                 ------------
                                                        6,104
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 4.2%
Allmerica Financial                   145,500    $      1,746
HCC Insurance Holdings                122,000           2,929
Prudential Financial*                 160,900           4,596
Safeco                                 97,200           3,089
                                                 ------------
                                                       12,360
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.6%
Fidelity National Financial            63,700           1,831
                                                 ------------
                                                        1,831
--------------------------------------------------------------------------------
REINSURANCE -- 1.4%
Odyssey Re Holdings                   243,500           4,044
                                                 ------------
                                                        4,044
--------------------------------------------------------------------------------
REITS-APARTMENTS -- 1.3%
Archstone-Smith Trust                  69,882           1,669
AvalonBay Communities                  48,600           2,031
                                                 ------------
                                                        3,700
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 1.6%
Boston Properties                      64,600           2,403
Equity Office Properties Trust         93,952           2,426
                                                 ------------
                                                        4,829
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.6%
Simon Property Group                   46,400           1,658
                                                 ------------
                                                        1,658
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 1.0%
Astoria Financial                      98,500           2,403
Hudson City Bancorp                    35,600             578
                                                 ------------
                                                        2,981
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 0.6%
Golden State Bancorp                   55,800           1,803
                                                 ------------
                                                        1,803
                                                 ------------
TOTAL FINANCIAL (COST $63,493)                         61,676
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 13.9%
DISPOSABLE MEDICAL PRODUCTS -- 0.7%
C.R. Bard                              39,800           2,174
                                                 ------------
                                                        2,174
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.7%
Beckman Coulter                        48,800           1,889
                                                 ------------
                                                        1,889
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 0.6%
Varian Medical Systems*                39,300           1,689
                                                 ------------
                                                        1,689
--------------------------------------------------------------------------------

PBHG FUNDS
PBHG MID-CAP VALUE FUND PBMCX
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.8%
Enzon*                                233,900    $      4,500
Millennium Pharmaceuticals*            88,600             826
                                                 ------------
                                                        5,326
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.2%
Shire Pharmaceuticals ADR*            194,800           4,825
Teva Pharmaceutical Industries ADR     25,100           1,682
                                                 ------------
                                                        6,507
--------------------------------------------------------------------------------
MEDICAL-HMO -- 4.6%
Aetna                                 231,100           8,276
Anthem*                                56,600           3,679
WellPoint Health Networks*             22,700           1,664
                                                 ------------
                                                       13,619
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 3.3%
Lincare Holdings*                     309,500           9,607
                                                 ------------
                                                        9,607
                                                 ------------
TOTAL HEALTH CARE (COST $42,184)                       40,811
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 6.2%
AEROSPACE/DEFENSE -- 0.6%
Raytheon                               56,600           1,658
                                                 ------------
                                                        1,658
--------------------------------------------------------------------------------
CAPACITORS -- 0.2%
Kemet*                                 49,100             420
                                                 ------------
                                                          420
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 0.5%
Textron                                45,200           1,541
                                                 ------------
                                                        1,541
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.3%
Vishay Intertechnology*                84,500             744
                                                 ------------
                                                          744
--------------------------------------------------------------------------------
FILTRATION/SEPARATION PRODUCTS -- 1.1%
Pall                                  201,600           3,183
                                                 ------------
                                                        3,183
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.6%
PerkinElmer                           128,700             702
Waters*                                48,800           1,183
                                                 ------------
                                                        1,885
--------------------------------------------------------------------------------
MACHINERY-FARM -- 1.6%
AGCO*                                 203,900           4,730
                                                 ------------
                                                        4,730
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 1.3%
Republic Services*                    207,700    $      3,905
                                                 ------------
                                                        3,905
                                                 ------------
TOTAL INDUSTRIAL (COST $22,716)                        18,066
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 6.8%
COMPUTER SERVICES -- 4.4%
Ceridian*                             205,700           2,931
DST Systems*                          244,300           7,200
Factset Research Systems               36,300             964
Sungard Data Systems*                  96,000           1,867
                                                 ------------
                                                       12,962
--------------------------------------------------------------------------------
DIRECT MARKETING -- 2.4%
Catalina Marketing*                   111,300           3,125
Harte-Hanks                           210,850           3,924
                                                 ------------
                                                        7,049
                                                 ------------
TOTAL SERVICES (COST $25,216)                          20,011
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 6.2%
APPLICATIONS SOFTWARE -- 1.5%
Citrix Systems*                       404,500           2,439
Parametric Technology*                393,400             708
Rational Software*                    282,400           1,220
                                                 ------------
                                                        4,367
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.6%
Dun & Bradstreet*                      48,700           1,637
                                                 ------------
                                                        1,637
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 0.8%
Broadcom*                             146,700           1,567
LSI Logic*                            147,200             935
                                                 ------------
                                                        2,502
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.9%
Avocent*                              187,300           2,506
                                                 ------------
                                                        2,506
--------------------------------------------------------------------------------
SATELLITE TELECOMMUNICATIONS -- 0.6%
Hughes Electronics*                   206,600           1,891
                                                 ------------
                                                        1,891
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 0.2%
Atmel*                                446,300             473
                                                 ------------
                                                          473
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.7%
Lam Research*                         236,200           2,102
                                                 ------------
                                                        2,102
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 0.6%
Comverse Technology*                  251,700           1,759
                                                 ------------
                                                        1,759
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS
                                                   PBHG MID-CAP VALUE FUND PBMCX
                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)

                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.3%
Amdocs*                               152,700    $        977
                                                 ------------
                                                          977
                                                 ------------
TOTAL TECHNOLOGY (COST $41,082)                        18,214
                                                 ------------
--------------------------------------------------------------------------------
UTILITIES -- 2.7%
ELECTRIC-INTEGRATED -- 2.7%
Allete                                 86,400           1,866
Consolidated Edison                    75,000           3,017
Public Service Enterprise Group       103,900           3,169
                                                 ------------
                                                        8,052
                                                 ------------
TOTAL UTILITIES (COST $9,110)                           8,052
                                                 ------------
TOTAL COMMON STOCK (COST $341,258)                    283,737
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.7%
Morgan Stanley
   1.85%, dated 09/30/02, matures
   10/01/02, repurchase price
   $10,751,082 (collateralized by
   U.S. Government Obligations:
   total market value $11,027,460) (A)$10,751          10,751
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $10,751)              10,751
                                                 ------------
TOTAL INVESTMENTS-- 100.3% (COST $352,009)            294,488
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- (0.3)%
Payable for Administrative Fees                           (40)
Payable for Investment Advisory Fees                     (225)
Other Assets and Liabilities, Net                        (645)
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                  (910)
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 24,803,830 outstanding shares
   of common stock                                    378,341
Fund Shares of Advisor Class ($0.001 par value)
   based on 22,440 outstanding shares
   of common stock                                        322
Accumulated net investment loss                          (643)
Accumulated net realized loss on investments          (26,921)
Unrealized depreciation on investments                (57,521)
                                                 ------------
TOTAL NET ASSETS-- 100.0%                        $    293,578
                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                        $11.83
                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- ADVISOR CLASS                     $11.80
                                                       ======

* Non-income producing security.
(A)-- Tri-party repurchase agreement
ADR-- American Depositary Receipt
Cl-- Class
REIT-- Real Estate Investment Trust


The accompanying notes are an integral part of the financial statements.

PBHG FUNDS

PBHG SMALL CAP VALUE FUND PBSVX
PBHG SMALL CAP VALUE FUND (UNAUDITED)



INVESTMENT FOCUS
STYLE

MARKET CAPITALIZATION

          VALUE     BLEND    GROWTH
------------------------------------------
Large
------------------------------------------
Medium
------------------------------------------
Small      X
------------------------------------------
Source: Pilgrim Baxter & Associates, Ltd.


                                                    AVERAGE ANNUAL TOTAL RETURN1
                                                      AS OF SEPTEMBER 30, 2002

                                                 One   Annualized Annualized Annualized
                                       6        Year     3 Year     5 Year    Inception
                                    Months2    Return    Return     Return     to Date
---------------------------------------------------------------------------------------------------------------------------
  PBHG Small Cap Value Fund -
    PBHG Class3                     (33.03)%   (15.77)%   2.50%      2.29%      9.43%
---------------------------------------------------------------------------------------------------------------------------
  PBHG Small Cap Value Fund -
    Advisor Class4                  (33.11)%   (15.92)%   2.38%      2.22%      9.36%
---------------------------------------------------------------------------------------------------------------------------

  COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG SMALL CAP VALUE FUND - PBHG CLASS1
 VERSUS THE RUSSELL 2000(R) INDEX, RUSSELL 2000(R) VALUE INDEX AND THE LIPPER SMALL-CAP CORE FUNDS AVERAGE

                                      [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                          PBHG Small Cap                  Russell               Russell 2000                     Lipper
                          Value Fund 724                2000 Index               Value Index                 Small Cap Value
4/30/97                       $10,000                     $10,000                  $10,000                       $10,000
5/31/97                        10,880                      11,113                   10,796                        11,009
6/30/97                        11,800                      11,589                   11,342                        11,603
7/31/97                        13,070                      12,128                   11,819                        12,315
8/31/97                        13,370                      12,405                   12,006                        12,623
9/30/97                        14,550                      13,313                   12,805                        13,528
10/31/97                       14,210                      12,729                   12,456                        13,065
11/30/97                       14,200                      12,646                   12,593                        12,967
12/31/97                       14,539                      12,868                   13,020                        13,108
1/31/98                        14,518                      12,665                   12,784                        12,901
2/28/98                        15,615                      13,601                   13,557                        13,839
3/31/98                        16,227                      14,162                   14,107                        14,486
4/30/98                        16,438                      14,240                   14,177                        14,597
5/31/98                        15,520                      13,473                   13,675                        13,892
6/30/98                        15,098                      13,501                   13,598                        13,785
7/31/98                        14,402                      12,409                   12,533                        12,832
8/31/98                        11,490                       9,999                   10,570                        10,379
9/30/98                        11,838                      10,782                   11,167                        10,852
10/31/98                       12,872                      11,221                   11,498                        11,323
11/30/98                       13,811                      11,809                   11,809                        11,957
12/31/98                       14,703                      12,540                   12,180                        12,635
1/31/99                        14,410                      12,706                   11,903                        12,527
2/28/99                        13,237                      11,677                   11,091                        11,588
3/31/99                        12,831                      11,860                   10,999                        11,592
4/30/99                        13,429                      12,922                   12,003                        12,516
5/31/99                        14,004                      13,111                   12,372                        12,876
6/30/99                        14,962                      13,704                   12,820                        13,583
7/31/99                        15,255                      13,328                   12,516                        13,507
8/31/99                        15,131                      12,835                   12,059                        13,056
9/30/99                        15,131                      12,838                   11,818                        13,010
10/31/99                       14,771                      12,890                   11,581                        13,009
11/30/99                       15,605                      13,659                   11,641                        13,809
12/31/99                       17,443                      15,205                   11,999                        15,070
1/31/2000                      17,217                      14,961                   11,685                        14,755
2/29/2000                      19,845                      17,432                   12,399                        16,540
3/31/2000                      21,141                      16,283                   12,457                        16,581
4/30/2000                      20,149                      15,303                   12,531                        15,930
5/31/2000                      20,431                      14,411                   12,340                        15,351
6/30/2000                      22,348                      15,667                   12,700                        16,520
7/31/2000                      21,649                      15,163                   13,124                        16,174
8/31/2000                      23,734                      16,320                   13,710                        17,544
9/30/2000                      23,362                      15,840                   13,633                        17,150
10/31/2000                     22,325                      15,133                   13,584                        16,699
11/30/2000                     20,532                      13,580                   13,308                        15,234
12/31/2000                     23,176                      14,746                   14,737                        16,689
1/31/2001                      24,165                      15,514                   15,144                        17,522
2/28/2001                      22,916                      14,496                   15,123                        16,530
3/31/2001                      21,774                      13,787                   14,881                        15,728
4/30/2001                      23,317                      14,865                   15,570                        17,051
5/31/2001                      24,024                      15,231                   15,970                        17,641
6/30/2001                      24,071                      15,757                   16,612                        18,096
7/31/2001                      23,729                      14,904                   16,240                        17,633
8/31/2001                      23,140                      14,422                   16,184                        17,132
9/30/2001                      19,346                      12,481                   14,397                        14,987
10/31/2001                     20,831                      13,211                   14,773                        15,797
11/30/2001                     22,834                      14,234                   15,835                        16,875
12/31/2001                     24,319                      15,113                   16,804                        17,944
1/31/2002                      23,364                      14,956                   17,027                        17,822
2/28/2002                      22,575                      14,546                   17,131                        17,483
3/31/2002                      24,330                      15,715                   18,414                        18,833
4/30/2002                      23,706                      15,858                   19,062                        18,995
5/31/2002                      22,598                      15,154                   18,432                        18,313
6/30/2002                      20,902                      14,402                   18,024                        17,342
7/31/2002                      17,049                      12,227                   15,346                        14,992
8/31/2002                      17,520                      12,196                   15,278                        15,037
9/30/2002                      16,295                      11,320                   14,186                        13,970


1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Securities of smaller companies involve greater risk and price volatility than larger, more established companies. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month returns have not been annualized.
3 The PBHG Small Cap Value Fund - PBHG Class commenced operations on April 30,
  1997.
4 The performance shown for the Advisor Class prior to its inception on December
  29, 2000, is based on the performance and expenses of the PBHG Class. Subsequent to December 29, 2000, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception to September 30, 2002 was (18.35)%.
5 The Russell 2000(R) Index is an unmanaged index comprised of the 2,000 smallest securities in the Russell 3000(R) Index. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
6 The Russell 2000(R) Value Index is an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with lower price to book ratios and lower fore- casted growth values. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
7 The Lipper Small-Cap Core Funds Average represents the average performance of
  414 mutual funds classified by Lipper, Inc. in the Small-Cap Core category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.


SECTOR WEIGHTINGS AT SEPTEMBER 30, 2002

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Basic Materials                             4%
Consumer Cyclical                          21%
Consumer Non-Cyclical                       3%
Energy                                      5%
Financial                                  21%
Health Care                                12%
Industrial                                 10%
Services                                   11%
Technology                                  6%
Utilities                                   7%

% of Total Portfolio Investments in Common Stock


TOP TEN HOLDINGS AT SEPTEMBER 30, 2002*

Haemonetics                                       3.0%
Fisher Scientific International                   2.6%
Affiliated Managers Group                         2.6%
Station Casinos                                   2.5%
Cima Labs                                         2.2%
First American                                    2.1%
Hooper Holmes                                     2.0%
PRG-Schultz International                         1.9%
Advo                                              1.8%
Electronics Boutique Holdings                     1.8%
--------------------------------------------------------------------------------
Total Top Ten Holdings                           22.5%

*As a % of Common Stock

                                                                      PBHG FUNDS
                                                 PBHG SMALL CAP VALUE FUND PBSVX
                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)


                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.2%
BASIC MATERIALS -- 4.0%
AGRICULTURAL CHEMICALS -- 1.5%
Agrium^                               146,900    $      1,344
IMC Global                             57,700             695
                                                 ------------
                                                        2,039
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 0.5%
Cabot Microelectronics*                18,300             681
                                                 ------------
                                                          681
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 1.0%
Glatfelter                            115,200           1,331
                                                 ------------
                                                        1,331
--------------------------------------------------------------------------------
PLATINUM -- 0.5%
Stillwater Mining*                    105,500             633
                                                 ------------
                                                          633
--------------------------------------------------------------------------------
STEEL-PRODUCERS -- 0.5%
Carpenter Technology                   48,200             627
                                                 ------------
                                                          627
                                                 ------------
TOTAL BASIC MATERIALS (COST $7,904)                     5,311
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 21.3%
AUDIO/VIDEO PRODUCTS -- 1.6%
Harman International Industries        40,000           2,070
                                                 ------------
                                                        2,070
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.4%
Beazer Homes USA*                       8,400             513
                                                 ------------
                                                          513
--------------------------------------------------------------------------------
CABLE TV -- 0.4%
Lodgenet Entertainment*                72,800             558
                                                 ------------
                                                          558
--------------------------------------------------------------------------------
CASINO HOTELS -- 2.5%
Station Casinos*                      196,500           3,342
                                                 ------------
                                                        3,342
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.7%
Bell Microproducts*                   230,900             965
                                                 ------------
                                                          965
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 0.4%
Zomax*                                142,400             555
                                                 ------------
                                                          555
--------------------------------------------------------------------------------
PUBLISHING-BOOKS -- 1.1%
Scholastic*                            32,300           1,443
                                                 ------------
                                                        1,443
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.3%
Journal Register*                      22,200    $        418
                                                 ------------
                                                          418
--------------------------------------------------------------------------------
RADIO -- 1.5%
Cumulus Media*                        112,300           1,982
                                                 ------------
                                                        1,982
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 4.3%
Kenneth Cole Productions, Cl A*        98,000           1,989
Men's Wearhouse*                      134,800           1,982
Urban Outfitters*                      74,300           1,805
                                                 ------------
                                                        5,776
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 1.8%
Electronics Boutique Holdings*         88,800           2,438
                                                 ------------
                                                        2,438
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.7%
Tweeter Home Entertainment Group*     141,400             976
                                                 ------------
                                                          976
--------------------------------------------------------------------------------
RETAIL-CONVENIENCE STORE -- 0.7%
Casey's General Stores                 82,200             949
                                                 ------------
                                                          949
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 1.1%
Duane Reade*                           95,700           1,531
                                                 ------------
                                                        1,531
--------------------------------------------------------------------------------
RETAIL-HOME FURNISHINGS -- 1.8%
Pier 1 Imports                        122,900           2,344
                                                 ------------
                                                        2,344
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.5%
Buca*                                 176,700           1,414
CEC Entertainment*                     18,000             614
                                                 -------------
                                                        2,028
--------------------------------------------------------------------------------
TELEVISION -- 0.5%
Lin TV*                                27,600             683
                                                 ------------
                                                          683
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $33,168)                 28,571
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 2.6%
CONSUMER PRODUCTS-MISCELLANEOUS -- 1.5%
Playtex Products*                     230,300           1,960
                                                 ------------
                                                        1,960
--------------------------------------------------------------------------------

PBHG FUNDS
PBHG SMALL CAP VALUE FUND PBSVX
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 1.1%
Aurora Foods*                          29,791    $         19
Dole Food                              34,300             996
Monterey Pasta*                       112,100             521
                                                 ------------
                                                        1,536
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $4,125)               3,496
                                                 ------------
--------------------------------------------------------------------------------
ENERGY -- 5.4%
OIL & GAS DRILLING -- 1.0%
Atwood Oceanics*                       47,000           1,375
                                                 ------------
                                                        1,375
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION-- 2.0%
Spinnaker Exploration*                 28,100             807
Tom Brown*                             80,400           1,841
                                                 ------------
                                                        2,648
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.0%
Universal Compression Holdings*        80,500           1,304
                                                 ------------
                                                        1,304
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 0.3%
Premcor*                               31,000             486
                                                 ------------
                                                          486
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 1.1%
CAL Dive International*                71,500           1,442
                                                 ------------
                                                        1,442
                                                 ------------
TOTAL ENERGY (COST $8,505)                              7,255
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 20.8%
COMMERCIAL BANKS-WESTERN US -- 0.7%
City National                          19,800             926
                                                 ------------
                                                          926
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 3.6%
Affiliated Managers Group*             76,800           3,426
Federated Investors                    54,100           1,460
                                                 ------------
                                                        4,886
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 2.7%
Scottish Annuity & Life Holdings       84,300           1,437
Stancorp Financial Group               42,200           2,233
                                                 ------------
                                                        3,670
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 1.4%
HCC Insurance Holdings                 77,200           1,853
                                                 ------------
                                                        1,853
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 2.1%
First American                        135,100    $      2,760
                                                 ------------
                                                        2,760
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.8%
Trammell Crow*                        102,800           1,014
                                                 ------------
                                                        1,014
--------------------------------------------------------------------------------
REINSURANCE -- 1.7%
Odyssey Re Holdings                   135,200           2,246
                                                 ------------
                                                        2,246
--------------------------------------------------------------------------------
REITS-APARTMENTS -- 1.1%
Camden Property Trust                  21,000             696
Essex Property Trust                   17,000             841
                                                 ------------
                                                        1,537
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 1.6%
Brandywine Realty Trust                28,900             652
Mack-Cali Realty                       45,100           1,449
-                                                ------------
                                                        2,101
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.8%
Rouse                                  35,100           1,121
                                                 ------------
                                                        1,121
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 3.8%
Berkshire Hills Bancorp                51,400           1,208
Brookline Bancorp                     181,518           2,133
Willow Grove Bancorp                  154,200           1,819
                                                 ------------
                                                        5,160
--------------------------------------------------------------------------------
S&L/THRIFTS-SOUTHERN US -- 0.5%
Ocwen Financial*                      222,100             644
                                                 ------------
                                                          644
                                                 ------------
TOTAL FINANCIAL (COST $26,766)                         27,918
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 12.3%
HEALTH CARE COST CONTAINMENT -- 2.0%
Hooper Holmes                         438,700           2,720
                                                 ------------
                                                        2,720
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.9%
Haemonetics*                          165,900           3,937
                                                 ------------
                                                        3,937
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 2.3%
Enzon*                                103,000           1,982
Serologicals*                          83,800           1,122
                                                 ------------
                                                        3,104
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS
                                                 PBHG SMALL CAP VALUE FUND PBSVX
                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 3.2%
Adolor*                                97,400    $      1,366
Cima Labs*                            115,800           2,912
                                                 ------------
                                                        4,278
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.9%
Coventry Health Care*                  45,600           1,482
Humana*                                87,100           1,080
                                                 ------------
                                                        2,562
                                                 ------------
TOTAL HEALTH CARE (COST $17,654)                       16,601
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 10.2%
AEROSPACE/DEFENSE -- 1.2%
Teledyne Technologies*                 89,000           1,616
                                                 ------------
                                                        1,616
--------------------------------------------------------------------------------
BATTERIES/BATTERY SYSTEMS -- 1.3%
Wilson Greatbatch Technologies*        62,200           1,729
                                                 ------------
                                                        1,729
--------------------------------------------------------------------------------
BUILDING PRODUCTS-LIGHT FIXTURES -- 0.8%
Genlyte Group*                         30,500           1,081
                                                 ------------
                                                        1,081
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.1%
DSP Group*                             92,800           1,490
                                                 ------------
                                                        1,490
--------------------------------------------------------------------------------
ELECTRONIC PARTS DISTRIBUTION -- 0.5%
Avnet                                  58,900             636
                                                 ------------
                                                          636
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.8%
Stericycle*                            33,600           1,140
                                                 ------------
                                                        1,140
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.8%
Brooks-PRI Automation*                 92,900           1,064
                                                 ------------
                                                        1,064
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 2.6%
Fisher Scientific International*      114,400           3,472
                                                 ------------
                                                        3,472
--------------------------------------------------------------------------------
MACHINERY-THERMAL PROCESSING -- 0.1%
Global Power Equipment Group*          40,500             190
                                                 ------------
                                                          190
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 0.9%
Aptargroup                             45,000           1,209
                                                 ------------
                                                        1,209
--------------------------------------------------------------------------------

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
Artesyn Technologies*                  94,100    $        142
                                                 ------------
                                                          142
                                                 ------------
TOTAL INDUSTRIAL (COST $14,880)                        13,769
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 10.7%
ADVERTISING SERVICES -- 0.4%
RH Donnelley*                          23,200             603
                                                 ------------
                                                          603
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 4.1%
Alliance Data Systems*                151,800           2,300
Arbitron*                              66,900           2,281
ChoicePoint*                           26,733             953
                                                 ------------
                                                        5,534
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 1.9%
PRG-Schultz International*            206,400           2,556
                                                 ------------
                                                        2,556
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 1.5%
Forrester Research*                    97,200           1,455
Watson Wyatt & Co Holdings*            25,800             516
                                                 ------------
                                                        1,971
--------------------------------------------------------------------------------
DIRECT MARKETING -- 2.4%
Advo*                                  77,200           2,451
Valuevision Media, Cl A*               67,600             795
                                                 ------------
                                                        3,246
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 0.4%
CDI*                                   19,200             502
                                                 ------------
                                                          502
                                                 ------------
TOTAL SERVICES (COST $15,173)                          14,412
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 5.5%
COMPUTER GRAPHICS -- 0.5%
Pixar*                                 14,400             693
                                                 ------------
                                                          693
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.8%
Silicon Storage Technology*           269,000           1,052
                                                 ------------
                                                        1,052
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.5%
Fair Isaac                             20,725             678
                                                 ------------
                                                          678
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.3%
JDA Software Group*                    50,500             353
                                                 ------------
                                                          353
--------------------------------------------------------------------------------

PBHG FUNDS
PBHG SMALL CAP VALUE FUND PBSVX
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)


                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.8%
Avocent*                               84,000    $      1,124
                                                 ------------
                                                        1,124
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.7%
Adaptec*                              225,400             994
                                                 ------------
                                                          994
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 0.6%
GlobespanVirata*                      319,100             753
                                                 ------------
                                                          753
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.7%
Lam Research*                         104,500             930
                                                 ------------
                                                          930
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 0.6%
Advanced Fibre Communication*          60,700             805
                                                 ------------
                                                          805
                                                 ------------
TOTAL TECHNOLOGY (COST $12,314)                         7,382
                                                 ------------
--------------------------------------------------------------------------------
UTILITIES -- 6.4%
ELECTRIC-INTEGRATED -- 3.0%
DQE                                   100,600           1,509
Hawaiian Electric Industries           25,800           1,112
Idacorp                                21,800             530
MGE Energy                             32,200             826
                                                 ------------
                                                        3,977
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 2.2%
UGI                                    66,100           2,403
WGL Holdings                           25,000             598
                                                 ------------
                                                        3,001
--------------------------------------------------------------------------------
WATER -- 1.2%
Philadelphia Suburban                  80,200           1,628
                                                 ------------
                                                        1,628
                                                 ------------
TOTAL UTILITIES (COST $7,807)                           8,606
                                                 ------------
TOTAL COMMON STOCK (COST $148,296)                    133,321
--------------------------------------------------------------------------------

                                       Face            Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.5%
Morgan Stanley
   1.50%, dated 09/30/02, matures
   10/01/02, repurchase price
   $2,075,509 (collateralized by
   U.S. Government Obligations:
   total market value $2,116,994) (A)  $2,075    $      2,075
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $2,075)                2,075
                                                 ------------
TOTAL INVESTMENTS-- 100.7% (COST $150,371)            135,396
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- (0.7)%
Payable for Administrative Fees                           (18)
Payable for Investment Advisory Fees                     (105)
Payable for Capital Shares Redeemed                    (1,423)
Other Assets and Liabilities, Net                         576
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                  (970)
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 9,704,504 outstanding shares
   of common stock                                    196,357
Fund Shares of Advisor Class ($0.001 par value)
   based on 12,567 outstanding shares
   of common stock                                        235
Accumulated net investment loss                        (1,010)
Accumulated net realized loss on investments          (46,181)
Unrealized depreciation on investments                (14,975)
                                                 ------------
TOTAL NET ASSETS-- 100.0%                        $    134,426
                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                        $13.83
                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- ADVISOR CLASS                     $13.78
                                                       ======

* Non-income producing security.
^ The fund held a Canadian domiciled security traded on the New York Stock
  Exchange as of September 30, 2002.
(A) -- Tri-party repurchase agreement
Cl -- Class
REIT -- Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS
                                                  PBHG SPECIAL EQUITY FUND PBNPX
                                            PBHG SPECIAL EQUITY FUND (UNAUDITED)


INVESTMENT FOCUS
STYLE

MARKET CAPITALIZATION

          VALUE     BLEND    GROWTH
------------------------------------------
Large
------------------------------------------
Medium      X
------------------------------------------
Small
------------------------------------------
Source: Pilgrim Baxter & Associates, Ltd.


                                                    AVERAGE ANNUAL TOTAL RETURN1
                                                      AS OF SEPTEMBER 30, 2002

                                                   One      Annualized    Annualized
                                      6           Year        3 Year       Inception
                                   Months2       Return       Return       to Date3
---------------------------------------------------------------------------------------------------------------------------
  PBHG Special Equity Fund        (26.58)%      (12.60)%       1.84%         3.84%
---------------------------------------------------------------------------------------------------------------------------


                COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG SPECIAL EQUITY FUND1
                        VERSUS THE S&P 500 INDEX AND THE LIPPER MULTI-CAP VALUE FUNDS AVERAGE

                                      [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                      PBHG Special Equity              S&P 500 Index                  Fund/Index Multi-Cap Value Funds
11/4/97                   $10,000                         $10,000                                  $10,000
11/30/97                    9,630                          10,172                                   10,000
12/31/97                    9,910                          10,347                                   10,158
1/31/98                     9,820                          10,461                                   10,124
2/28/98                    10,540                          11,215                                   10,819
3/31/98                    11,330                          11,789                                   11,302
4/30/98                    11,530                          11,907                                   11,365
5/31/98                    10,970                          11,703                                   11,101
6/30/98                    11,220                          12,178                                   11,150
7/31/98                    10,710                          12,049                                   10,791
8/31/98                     8,780                          10,309                                    9,152
9/30/98                     9,220                          10,969                                    9,566
10/31/98                   10,000                          11,861                                   10,331
11/30/98                   10,300                          12,580                                   10,809
12/31/98                   10,645                          13,305                                   11,143
1/31/99                    11,108                          13,862                                   11,219
2/28/99                    10,614                          13,431                                   10,906
3/31/99                    11,168                          13,968                                   11,222
4/30/99                    12,397                          14,509                                   12,105
5/31/99                    12,578                          14,167                                   12,079
6/30/99                    12,961                          14,953                                   12,491
7/31/99                    12,437                          14,486                                   12,143
8/31/99                    11,842                          14,414                                   11,786
9/30/99                    11,388                          14,019                                   11,307
10/31/99                   11,933                          14,906                                   11,675
11/30/99                   12,134                          15,209                                   11,749
12/31/99                   12,865                          16,105                                   12,125
1/31/2000                  11,969                          15,296                                   11,596
2/29/2000                  11,094                          15,006                                   11,132
3/31/2000                  12,887                          16,474                                   12,314
4/30/2000                  12,551                          15,979                                   12,291
5/31/2000                  12,815                          15,651                                   12,407
6/30/2000                  12,353                          16,036                                   12,130
7/31/2000                  12,486                          15,786                                   12,220
8/31/2000                  13,374                          16,766                                   13,008
9/30/2000                  13,252                          15,881                                   12,908
10/31/2000                 13,580                          15,814                                   13,234
11/30/2000                 13,038                          14,567                                   12,759
12/31/2000                 14,358                          14,638                                   13,535
1/31/2001                  14,719                          15,158                                   13,907
2/28/2001                  14,423                          13,776                                   13,527
3/31/2001                  14,332                          12,903                                   13,070
4/30/2001                  14,825                          13,906                                   13,813
5/31/2001                  15,164                          13,999                                   14,093
6/30/2001                  15,184                          13,658                                   13,859
7/31/2001                  15,458                          13,524                                   13,827
8/31/2001                  15,041                          12,677                                   13,350
9/30/2001                  13,765                          11,653                                   12,218
10/31/2001                 13,746                          11,876                                   12,381
11/30/2001                 14,754                          12,787                                   13,154
12/31/2001                 15,232                          12,899                                   13,500
1/31/2002                  15,444                          12,711                                   13,367
2/28/2002                  15,550                          12,465                                   13,281
3/31/2002                  16,385                          12,934                                   13,895
4/30/2002                  16,668                          12,150                                   13,504
5/31/2002                  16,680                          12,061                                   13,458
6/30/2002                  15,385                          11,201                                   12,464
7/31/2002                  13,878                          10,328                                   11,364
8/31/2002                  14,266                          10,396                                   11,482
9/30/2002                  12,030                           9,266                                   10,235

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month return has not been annualized.
3 On December 14, 2001, the PBHG Special Equity Fund (formerly the PBHG New
  Perspective Fund) acquired the assets of the NWQ Special Equity Portfolio. Prior to the acquisition, the PBHG Class shares of the fund were known as the Institutional Class shares of the NWQ Special Equity Portfolio. The Institutional Service Class shares of the NWQ Special Equity Portfolio were exchanged for PBHG Class shares of the PBHG Special Equity Fund upon the business combination on December 14, 2001. The NWQ Special Equity Portfolio was a series of the UAM Funds, Inc. The NWQ Special Equity Portfolio was managed by NWQ Investment Management Company, the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the NWQ Special Equity Portfolio. Data includes performance of the Fund's predecessor, whose inception date was November 4, 1997.
4 The S&P 500 Index is a capitalization weighted index of 500 stocks. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
5 The Lipper Multi-Cap Value Funds Average represents the average performance of
  508 mutual funds classified by Lipper, Inc. in the Multi-Cap Value Funds category. The performance figures are based on changes in net asset value of the funds in the category with all capital gain distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible. The chart assumes $10,000 invested in the Lipper Multi-Cap Value Funds Average at that month's end, November 30, 1997.


SECTOR WEIGHTINGS AT SEPTEMBER 30, 2002

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Basic Materials                               5%
Consumer Cyclical                             7%
Consumer Non-Cyclical                         5%
Energy                                        6%
Financial                                    38%
Health Care                                   4%
Industrial                                   10%
Services                                      7%
Technology                                   16%
Utilities                                     2%

% of Total Portfolio Investments in Common Stock


TOP TEN HOLDINGS AT SEPTEMBER 30, 2002*

IndyMac Bancorp                                   5.1%
Liberty Media, Cl A                               4.0%
ConocoPhillips                                    3.9%
Computer Associates International                 3.6%
Countrywide Credit Industry                       3.5%
Agere Systems**                                   3.5%
Philip Morris                                     3.2%
CIT Group                                         3.1%
Noble Energy                                      3.1%
Alltel                                            3.0%
-----------------------------------------------------------------------------
Total Top Ten Holdings                           36.0%

 *As a % of Common Stock
**Percentage is a combination of Class A and Class B shares.

PBHG FUNDS
PBHG SPECIAL EQUITY FUND PBNPX
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.0%
BASIC MATERIALS -- 5.1%
DIVERSIFIED MINERALS -- 1.2%
Cia Vale do Rio Doce ADR*               9,700    $        221
                                                 ------------
                                                          221
--------------------------------------------------------------------------------
GOLD MINING -- 2.3%
Barrick Gold                           28,000             435
                                                 ------------
                                                          435
--------------------------------------------------------------------------------
INDUSTRIAL GASES -- 1.6%
Praxair                                 6,000             307
                                                 ------------
                                                          307
                                                 ------------
TOTAL BASIC MATERIALS (COST $919)                         963
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 7.1%
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 1.3%
Delphi                                 28,700             246
                                                 ------------
                                                          246
--------------------------------------------------------------------------------
BROADCAST SERVICES/PROGRAMMING -- 3.9%
Liberty Media, Cl A*                  103,876             746
                                                 ------------
                                                          746
--------------------------------------------------------------------------------
RETAIL-TOY STORE -- 1.9%
Toys R' Us*                            35,000             356
                                                 ------------
                                                          356
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $2,352)                   1,348
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 4.7%
FOOD-RETAIL -- 1.5%
Albertson's                            12,000             290
                                                 ------------
                                                          290
--------------------------------------------------------------------------------
TOBACCO -- 3.2%
Philip Morris                          15,600             605
                                                 ------------
                                                          605
--------------------------------------------------------------------------------
TOTAL CONSUMER NON-CYCLICAL (COST $986)                   895
                                                 ------------
--------------------------------------------------------------------------------
ENERGY -- 9.0%
OIL & GAS DRILLING -- 5.2%
Noble Energy                           16,900             574
Transocean                             20,000             416
                                                 ------------
                                                          990
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 3.8%
ConocoPhillips                         15,840             732
                                                 ------------
                                                          732
                                                 ------------
TOTAL ENERGY (COST $1,961)                              1,722
                                                 ------------
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
FINANCIAL -- 37.3%
DIVERSIFIED HOLDING COMPANY -- 1.7%
Loews                                   7,600    $        326
                                                 ------------
                                                          326
--------------------------------------------------------------------------------
FINANCE-AUTO LOANS -- 1.4%
AmeriCredit*                           34,200             276
                                                 ------------
                                                          276
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 3.1%
CIT Group*                             32,300             581
                                                 ------------
                                                          581
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.9%
JP Morgan Chase                         8,850             168
                                                 ------------
                                                          168
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 10.8%
Countrywide Credit Industry            14,000             660
Fannie Mae                              7,500             446
IndyMac Bancorp*                       49,000             944
                                                 ------------
                                                        2,050
--------------------------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 4.4%
MGIC Investment                        11,000             449
Radian Group                           12,000             392
                                                 ------------
                                                          841
                                                 ------------
--------------------------------------------------------------------------------
INSURANCE BROKERS -- 1.8%
AON                                    16,300             334
                                                 ------------
                                                          334
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 2.6%
Hartford Financial Services Group      11,800             484
                                                 ------------
                                                          484
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 1.4%
PMA Capital                            18,100             271
                                                 ------------
                                                          271
--------------------------------------------------------------------------------
REITS-HOTELS -- 1.3%
FelCor Lodging Trust                   19,700             253
                                                 ------------
                                                          253
--------------------------------------------------------------------------------
REITS-MORTGAGE -- 3.5%
FBR Asset Investment                    7,800             244
MFA Mortgage Investments               51,500             417
                                                 ------------
                                                          661
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 4.4%
Bank of America                         7,267    $        464
FleetBoston Financial                  18,600             378
                                                 ------------
                                                          842
                                                 ------------
TOTAL FINANCIAL (COST $8,492)                           7,087
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 3.7%
MEDICAL-HMO -- 1.9%
Aetna                                  10,000             358
                                                 ------------
                                                          358
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 1.8%
HCA                                     7,100             338
                                                 ------------
                                                          338
                                                 ------------
TOTAL HEALTH CARE (COST $577)                             696
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 7.2%
AEROSPACE/DEFENSE -- 1.7%
Raytheon                               11,000             322
                                                 ------------
                                                          322
--------------------------------------------------------------------------------
CONTAINERS-PAPER/PLASTIC -- 1.8%
Packaging Corporation of America*      19,400             340
                                                 ------------
                                                          340
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 1.1%
Agilent Technologies*                  16,600             217
                                                 ------------
                                                          217
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 1.7%
Parker Hannifin                         8,200             313
                                                 ------------
                                                          313
--------------------------------------------------------------------------------
MACHINERY-GENERAL INDUSTRY -- 0.9%
Ingersoll-Rand, Cl A                    5,100             176
                                                 ------------
                                                          176
                                                 ------------
TOTAL INDUSTRIAL (COST $1,716)                          1,368
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 6.8%
TELEPHONE-INTEGRATED -- 6.8%
Alltel                                 13,900             558
Sprint (FON Group)                     40,200             367
Telephone & Data Systems                7,500             378
                                                 ------------
                                                        1,303
                                                 ------------
TOTAL SERVICES (COST $2,119)                            1,303
                                                 ------------
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- 15.5%
COMPUTERS-MEMORY DEVICES -- 0.9%
Maxtor*                                62,600    $        163
                                                 ------------
                                                          163
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 3.4%
Agere Systems, Cl A                       327             360
Agere Systems, Cl B                       300             297
                                                 ------------
                                                          657
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 2.7%
Numerical Technologies*               178,700             518
                                                 ------------
                                                          518
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 3.6%
Computer Associates International      70,800             680
                                                 ------------
                                                          680
--------------------------------------------------------------------------------
INTERNET SECURITY -- 1.1%
SonicWALL*                             75,400             207
                                                 ------------
                                                          207
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 0.8%
GlobespanVirata*                       61,000             144
                                                 ------------
                                                          144
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 1.7%
Comverse Technology*                   46,700             327
                                                 ------------
                                                          327
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.3%
Amdocs*                                40,000             256
                                                 ------------
                                                          256
                                                 ------------
TOTAL TECHNOLOGY (COST $4,808)                          2,952
                                                 ------------
--------------------------------------------------------------------------------
UTILITIES -- 1.6%
ELECTRIC-INTEGRATED -- 1.6%
DTE Energy                              7,500             305
                                                 ------------
                                                          305
                                                 ------------
TOTAL UTILITIES (COST $307)                               305
                                                 ------------
TOTAL COMMON STOCK (COST $24,237)                      18,639
                                                 ------------
--------------------------------------------------------------------------------

PBHG FUNDS
PBHG SPECIAL EQUITY FUND PBNPX
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
CONVERTIBLE BOND -- 0.8%
Agere Systems
   6.500%, 12/15/09                      $280    $        153
                                                 ------------
                                                          153
                                                 ------------
TOTAL CONVERTIBLE BOND (COST $280)                        153
                                                 ------------
TOTAL INVESTMENTS-- 98.8% (COST $24,517)               18,792
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 1.2%
Receivable for Investment Securities Sold                 446
Payable for Administrative Fees                            (3)
Payable for Investment Advisory Fees                      (13)
Payable for Investment Securities Purchased              (356)
Other Assets and Liabilities, Net                         147
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                   221
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 1,860,109 outstanding shares
   of common stock                                     23,966
Undistributed net investment income                       186
Accumulated net realized gain on investments              586
Unrealized depreciation on investments                 (5,725)
                                                 ------------
TOTAL NET ASSETS-- 100.0%                        $     19,013
                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                        $10.22
                                                       ======

* Non-income producing security.
ADR -- American Depositary Receipt
Cl -- Class
REIT -- Real Estate Investment Trust


The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS

                                              PBHG DISCIPLINED EQUITY FUND PBDEX
                                        PBHG DISCIPLINED EQUITY FUND (UNAUDITED)



INVESTMENT FOCUS
STYLE

MARKET CAPITALIZATION

          VALUE     BLEND    GROWTH
------------------------------------------
Large                 X
------------------------------------------
Medium
------------------------------------------
Small
------------------------------------------
Source: Pilgrim Baxter & Associates, Ltd.


                                                    AVERAGE ANNUAL TOTAL RETURN1
                                                      AS OF SEPTEMBER 30, 2002

                                                One    Annualized  Annualized  Annualized
                                     6         Year      3 Year      5 Year     Inception
                                  Months2     Return     Return      Return     to Date3
---------------------------------------------------------------------------------------------------------------------------
  PBHG Disciplined Equity Fund   (30.71)%    (24.26)%   (13.23)%     (0.45)%      8.93%
---------------------------------------------------------------------------------------------------------------------------


                    COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN PBHG DISCIPLINED EQUITY FUND1
                             VERSUS THE S&P 500 INDEX AND THE LIPPER LARGE-CAP CORE FUNDS AVERAGE

                                      [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                          PBHG  Disciplined Equity               S&P 500 Index                  Lipper Large-Cap Core Funds
7/1/93                             $10,000                            $10,000                              $10,000
7/31/93                              9,845                             10,189                               10,000
8/31/93                             10,217                             10,575                               10,383
9/30/93                             10,109                             10,491                               10,406
10/31/93                            10,343                             10,708                               10,575
11/30/93                            10,156                             10,606                               10,415
12/31/93                            10,401                             10,735                               10,674
1/31/94                             10,734                             11,099                               11,017
2/28/94                             10,501                             10,798                               10,800
3/31/94                             10,078                             10,328                               10,329
4/30/94                             10,196                             10,461                               10,425
5/31/94                             10,397                             10,632                               10,510
6/30/94                             10,167                             10,372                               10,219
7/31/94                             10,438                             10,712                               10,517
8/31/94                             10,810                             11,150                               10,936
9/30/94                             10,500                             10,878                               10,694
10/31/94                            10,704                             11,122                               10,858
11/30/94                            10,262                             10,717                               10,459
12/31/94                            10,375                             10,876                               10,584
1/31/95                             10,632                             11,158                               10,736
2/28/95                             11,010                             11,592                               11,144
3/31/95                             11,303                             11,934                               11,445
4/30/95                             11,666                             12,285                               11,707
5/31/95                             12,132                             12,775                               12,081
6/30/95                             12,437                             13,071                               12,420
7/31/95                             12,888                             13,504                               12,880
8/31/95                             12,888                             13,538                               12,922
9/30/95                             13,448                             14,109                               13,368
10/31/95                            13,378                             14,059                               13,260
11/30/95                            13,849                             14,675                               13,789
12/31/95                            14,041                             14,958                               13,966
1/31/96                             14,483                             15,467                               14,375
2/29/96                             14,748                             15,610                               14,619
3/31/96                             14,802                             15,761                               14,764
4/30/96                             14,908                             15,993                               15,035
5/31/96                             15,334                             16,405                               15,384
6/30/96                             15,367                             16,467                               15,358
7/31/96                             14,638                             15,740                               14,650
8/31/96                             14,922                             16,073                               15,038
9/30/96                             15,499                             16,976                               15,843
10/31/96                            15,927                             17,444                               16,130
11/30/96                            17,120                             18,762                               17,206
12/31/96                            17,268                             18,390                               16,901
1/31/97                             18,081                             19,538                               17,773
2/28/97                             17,965                             19,692                               17,768
3/31/97                             17,505                             18,884                               17,032
4/30/97                             18,273                             20,011                               17,836
5/31/97                             19,111                             21,228                               18,951
6/30/97                             20,123                             22,179                               19,720
7/31/97                             21,897                             23,943                               21,272
8/31/97                             21,127                             22,603                               20,332
9/30/97                             22,553                             23,840                               21,363
10/31/97                            21,171                             23,044                               20,626
11/30/97                            22,178                             24,110                               21,290
12/31/97                            22,418                             24,524                               21,650
1/31/98                             22,684                             24,795                               21,797
2/28/98                             24,625                             26,582                               23,382
3/31/98                             26,147                             27,942                               24,445
4/30/98                             26,786                             28,223                               24,700
5/31/98                             26,786                             27,739                               24,161
6/30/98                             27,873                             28,865                               25,007
7/31/98                             27,761                             28,558                               24,632
8/31/98                             23,549                             24,434                               20,915
9/30/98                             25,641                             26,000                               22,168
10/31/98                            27,846                             28,115                               23,837
11/30/98                            29,203                             29,819                               25,241
12/31/98                            30,897                             31,537                               26,902
1/31/99                             31,832                             32,856                               27,838
2/28/99                             30,925                             31,835                               26,922
3/31/99                             31,946                             33,108                               27,999
4/30/99                             34,043                             34,391                               29,021
5/31/99                             33,561                             33,579                               28,368
6/30/99                             35,801                             35,442                               29,940
7/31/99                             34,793                             34,336                               29,092
8/31/99                             34,850                             34,165                               28,763
9/30/99                             33,752                             33,228                               28,050
10/31/99                            35,177                             35,331                               29,694
11/30/99                            35,519                             36,049                               30,457
12/31/99                            37,096                             38,172                               32,510
1/31/2000                           34,926                             36,255                               31,089
2/29/2000                           34,233                             35,568                               31,139
3/31/2000                           37,429                             39,048                               33,702
4/30/2000                           36,071                             37,873                               32,630
5/31/2000                           35,528                             37,096                               31,814
6/30/2000                           36,328                             38,010                               32,759
7/31/2000                           35,663                             37,416                               32,297
8/31/2000                           38,022                             39,740                               34,490
9/30/2000                           36,396                             37,642                               32,724
10/31/2000                          36,063                             37,483                               32,423
11/30/2000                          33,575                             34,528                               29,807
12/31/2000                          33,636                             34,697                               30,236
1/31/2001                           34,819                             35,928                               30,952
2/28/2001                           32,726                             32,652                               28,210
3/31/2001                           31,043                             30,583                               26,348
4/30/2001                           33,230                             32,960                               28,356
5/31/2001                           33,503                             33,181                               28,478
6/30/2001                           32,971                             32,373                               27,661
7/31/2001                           32,910                             32,055                               27,237
8/31/2001                           31,481                             30,048                               25,532
9/30/2001                           29,113                             27,622                               23,388
10/31/2001                          29,235                             28,148                               23,942
11/30/2001                          31,460                             30,308                               25,728
12/31/2001                          31,545                             30,573                               25,949
1/31/2002                           31,000                             30,127                               25,464
2/28/2002                           30,603                             29,546                               24,919
3/31/2002                           31,825                             30,658                               25,836
4/30/2002                           30,084                             28,799                               24,366
5/31/2002                           29,596                             28,586                               24,134
6/30/2002                           27,091                             26,550                               22,363
7/31/2002                           24,648                             24,480                               20,632
8/31/2002                           24,800                             24,641                               20,727
9/30/2002                           22,052                             21,963                               18,605

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month return has not been annualized.
3 On January 11, 2002, the PBHG Disciplined Equity Fund acquired the assets of the Analytic Enhanced Equity Fund. Prior to the acquisition, the PBHG Class shares of the fund were known as the Institutional Class shares of the Analytic Enhanced Equity Fund. The Analytic Enhanced Equity Fund was a series of the UAM Funds, Inc II. The Analytic Enhanced Equity Fund was managed by Analytic Investors, Inc., the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the Analytic Enhanced Equity Fund. Data includes performance of the Fund's predecessor, whose inception date was July 1, 1993.
4 The S&P 500 Index is a capitalization weighted index of 500 stocks. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
5 The Lipper Large-Cap Core Funds Average represents the average performance of
  962 mutual funds classified by Lipper, Inc. in the Large-Cap Core Funds category. The performance figures are based on changes in net asset value of the funds in the category with all capital gain distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible. The chart assumes $10,000 invested in the Lipper Large-Cap Core Funds Average at that month's end, July 31, 1993.


SECTOR WEIGHTINGS AT SEPTEMBER 30, 2002

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Basic Materials                                  2%
Consumer Cyclical                               11%
Consumer Non-Cyclical                            9%
Energy                                           5%
Financial                                       20%
Health Care                                     17%
Industrial                                      10%
Services                                         7%
Technology                                      15%
Transportation                                   2%
Utilities                                        2%

% of Total Portfolio Investments in Common Stock


TOP TEN HOLDINGS AT SEPTEMBER 30, 2002*

General Electric                                  5.0%
Johnson & Johnson                                 4.2%
Microsoft                                         3.8%
Citigroup                                         3.5%
Bank of America                                   3.5%
ChevronTexaco                                     3.0%
Medtronic                                         2.6%
Pfizer                                            2.4%
US Bancorp                                        2.4%
Union Pacific                                     2.3%
--------------------------------------------------------------------------
Total Top Ten Holdings                           32.7%

*As a % of Common Stock

PBHG FUNDS
PBHG DISCIPLINED EQUITY FUND PBDEX
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.3%
BASIC MATERIALS -- 2.1%
CHEMICALS-SPECIALTY -- 1.1%
Ashland                                13,359    $        358
Engelhard                               9,238             220
                                                 ------------
                                                          578
--------------------------------------------------------------------------------
METAL-DIVERSIFIED -- 1.0%
Freeport-McMoRan Copper & Gold, Cl B*  42,697             575
                                                 ------------
                                                          575
                                                 ------------
TOTAL BASIC MATERIALS (COST $1,490)                     1,153
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 11.1%
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.7%
Centex                                  3,669             163
KB Home                                 3,819             186
Pulte Homes                               531              23
                                                 ------------
                                                          372
--------------------------------------------------------------------------------
CABLE TV -- 1.3%
Comcast*                               34,649             723
                                                 ------------
                                                          723
--------------------------------------------------------------------------------
CRUISE LINES -- 0.2%
Carnival                                4,848             122
                                                 ------------
                                                          122
--------------------------------------------------------------------------------
MULTIMEDIA -- 1.1%
Meredith                               15,091             649
                                                 ------------
                                                          649
--------------------------------------------------------------------------------
RETAIL-AUTO PARTS -- 1.8%
Autozone*                              12,671             999
                                                 ------------
                                                         999
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 2.1%
Home Depot                             46,004           1,201
                                                 ------------
                                                        1,201
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.9%
Wal-Mart Stores                        10,102             497
                                                 ------------
                                                          497
--------------------------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 1.3%
Sears Roebuck                          18,766             732
                                                 ------------
                                                          732
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 1.3%
Office Depot*                          57,276             707
                                                 ------------
                                                          707
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.2%
McDonald's                              5,459              96
                                                 ------------
                                                           96
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
TRAVEL SERVICES -- 0.2%
Sabre Holdings*                         7,335    $        142
                                                 ------------
                                                          142
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $7,901)                   6,240
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 8.4%
BEVERAGES-NON-ALCOHOLIC -- 2.2%
PepsiCo                                32,393           1,197
                                                 ------------
                                                        1,197
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 0.8%
Procter & Gamble                        4,946             442
                                                 ------------
                                                          442
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 1.3%
General Mills                          10,439             464
Sara Lee                               14,679             268
                                                 ------------
                                                          732
--------------------------------------------------------------------------------
FOOD-RETAIL -- 0.6%
Kroger*                                22,456             317
                                                 ------------
                                                          317
--------------------------------------------------------------------------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.9%
Supervalu                              32,081             518
                                                 ------------
                                                          518
--------------------------------------------------------------------------------
TOBACCO -- 2.6%
Philip Morris                          26,359           1,023
RJ Reynolds Tobacco Holdings              320              13
UST                                    15,537             438
                                                 ------------
                                                        1,474
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $4,723)               4,680
                                                 ------------
--------------------------------------------------------------------------------
ENERGY -- 5.4%
OIL COMPANIES-EXPLORATION & PRODUCTION-- 0.9%
Apache                                  8,844             526
                                                 ------------
                                                          526
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 4.1%
ChevronTexaco                          24,153           1,673
ConocoPhillips                          2,903             134
Exxon Mobil                            14,840             473
                                                 ------------
                                                        2,280
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 0.4%
Schlumberger                            5,563             214
                                                 ------------
                                                          214
                                                 ------------
TOTAL ENERGY (COST $3,562)                              3,020
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 20.0%
COMMERCIAL BANKS-SOUTHERN US -- 1.3%
BB&T                                   21,430             751
                                                 ------------
                                                          751
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS
                                              PBHG DISCIPLINED EQUITY FUND PBDEX
                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.5%
Citigroup                              65,313    $      1,937
                                                 ------------
                                                        1,937
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 0.9%
Household International                18,801             532
                                                 ------------
                                                          532
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 3.1%
Fannie Mae                             15,142             902
Freddie Mac                            14,748             824
                                                 ------------
                                                        1,726
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 1.9%
John Hancock Financial Services        38,868           1,081
                                                 ------------
                                                        1,081
--------------------------------------------------------------------------------
MONEY CENTER BANKS -- 3.4%
Bank of America                        30,086           1,919
                                                 ------------
                                                        1,919
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 2.3%
American International Group            3,477             190
Loews                                  12,804             549
Metlife                                23,318             531
                                                 ------------
                                                        1,270
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.1%
Travelers Property Casualty, Cl B*      4,603              62
                                                 ------------
                                                           62
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 1.1%
Washington Mutual                      19,396             610
                                                 ------------
                                                          610
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 2.4%
US Bancorp                             70,868           1,317
                                                 ------------
                                                        1,317
                                                 ------------
TOTAL FINANCIAL (COST $13,467)                         11,205
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 16.6%
MEDICAL INSTRUMENTS -- 2.6%
Medtronic                              34,360           1,447
                                                 ------------
                                                        1,447
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 5.0%
Amgen*                                  8,119             338
Biogen*                                 5,487             161
Johnson & Johnson                      42,838           2,317
                                                 ------------
                                                        2,816
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 9.0%
Abbott Laboratories                    26,368           1,065
Merck                                  23,572           1,078
Pfizer                                 45,616           1,324
Pharmacia                               9,806             381
Schering-Plough                        42,715             911
Wyeth                                   7,837             249
                                                 ------------
                                                        5,008
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
PHYSICAL THERAPY/REHABILITATION CENTERS-- 0.0%
Healthsouth*                            5,368    $         22
                                                 ------------
                                                           22
                                                 ------------
TOTAL HEALTH CARE (COST $10,293)                        9,293
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 9.5%
AEROSPACE/DEFENSE -- 1.9%
General Dynamics                       13,283           1,080
                                                 ------------
                                                        1,080
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 2.2%
Goodrich                                9,829             186
United Technologies                    18,638           1,053
                                                 ------------
                                                        1,239
--------------------------------------------------------------------------------
CONTAINERS-PAPER/PLASTIC -- 0.3%
Sealed Air*                            11,163             189
                                                 ------------
                                                          189
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 4.9%
General Electric                      110,601           2,726
                                                 ------------
                                                        2,726
--------------------------------------------------------------------------------
TRUCKING & LEASING -- 0.2%
Ryder System                            3,905              97
                                                 ------------
                                                           97
                                                 ------------
TOTAL INDUSTRIAL (COST $6,481)                          5,331
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 6.4%
COMMERCIAL SERVICES-FINANCE -- 2.0%
Deluxe                                 21,715             979
H&R Block                               2,862             120
                                                 ------------
                                                        1,099
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 4.4%
BellSouth                              43,920             806
CenturyTel                             17,669             396
SBC Communications                     55,094           1,107
Verizon Communications                  5,630             155
                                                 ------------
                                                        2,464
--------------------------------------------------------------------------------
TOTAL SERVICES (COST $4,574)                            3,563
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 14.5%
APPLICATIONS SOFTWARE -- 3.8%
Microsoft*                             48,391           2,117
                                                 ------------
                                                        2,117
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.3%
Autodesk                               13,515             171
                                                 ------------
                                                          171
--------------------------------------------------------------------------------
COMPUTERS -- 1.5%
Hewlett-Packard                        65,123             760
International Business Machines           975              57
                                                 ------------
                                                          817
--------------------------------------------------------------------------------

PBHG FUNDS
PBHG DISCIPLINED EQUITY FUND PBDEX
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 3.4%
Automatic Data Processing              29,211    $      1,016
First Data                             32,129             898
                                                 ------------
                                                        1,914
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 0.7%
Nvidia*                                46,102             395
                                                 ------------
                                                          395
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 1.4%
Novell*                                17,324              36
Oracle*                                93,897             738
                                                 ------------
                                                          774
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.8%
Cisco Systems*                         45,729             479
                                                 ------------
                                                          479
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 0.5%
Pitney Bowes                            9,361             285
                                                 ------------
                                                          285
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.9%
Kla-Tencor*                            19,128             534
                                                 ------------
                                                          534
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.2%
Motorola                               64,999             662
                                                 ------------
                                                          662
                                                 ------------
TOTAL TECHNOLOGY (COST $10,559)                         8,148
                                                 ------------
--------------------------------------------------------------------------------
TRANSPORTATION -- 2.4%
TRANSPORTATION-RAIL -- 2.4%
CSX                                     3,986             105
Union Pacific                          21,669           1,254
                                                 ------------
                                                        1,359
                                                 ------------
TOTAL TRANSPORTATION (COST $1,345)                      1,359
                                                 ------------
--------------------------------------------------------------------------------
UTILITIES -- 1.9%
ELECTRIC-INTEGRATED -- 1.9%
Edison International*                  26,212             262
Entergy                                 4,123             172
NiSource                               19,072             329
Public Service Enterprise Group           422              13
Reliant Energy                          3,326              33
TECO Energy                             2,821              45
Xcel Energy                            22,148             206
                                                 ------------
                                                        1,060
                                                 ------------
TOTAL UTILITIES (COST $1,658)                           1,060
                                                 ------------
TOTAL COMMON STOCK (COST $66,053)                      55,052
                                                 ------------
--------------------------------------------------------------------------------

                                 Shares/Face           Market
Description                      Amount (000)        Value (000)
--------------------------------------------------------------------------------
RIGHTS -- 0.0%
Seagate Escrow Security+                6,002    $         --
                                                 ------------
                                                           --
                                                 ------------
TOTAL RIGHTS (COST $0)                                     --
                                                 ------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS-- 0.4%
U.S. Treasury Bill (A) (B)
   1.64%, 3/13/2003                      $200             199
                                                 ------------
                                                          199
                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $199)               199
                                                 ------------
TOTAL INVESTMENTS-- 98.7% (COST $66,252)               55,251
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 1.3%
Receivable for Investment Securities Sold                 711
Payable for Administrative Fees                            (7)
Payable for Investment Advisory Fees                      (22)
Other Assets and Liabilities, Net                          59
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                   741
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 7,759,239 outstanding shares
   of common stock                                     97,064
Undistributed net investment income                       502
Accumulated net realized loss on investments          (30,426)
Unrealized depreciation on investments and
   futures contracts                                  (11,148)
                                                 ------------
TOTAL NET ASSETS-- 100.0%                        $     55,992
                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                         $7.22
                                                        =====

* Non-income producing security.
+ These rights represent a potential distribution settlement in a legal claim and do not have a strike price or expiration date.
(A) -- Security has been pledged as collateral for open futures contracts.
(B) -- The rate reflected on the Statement of Net Assets represents the security's effective yield at time of purchase.
Cl -- Class


The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS
                              PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND PBGTX
                        PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND (UNAUDITED)


INVESTMENT FOCUS
STYLE

MARKET CAPITALIZATION

          VALUE     BLEND    GROWTH
------------------------------------------
Large
------------------------------------------
Medium                         X
------------------------------------------
Small
------------------------------------------
Source: Pilgrim Baxter & Associates, Ltd.


                                                    AVERAGE ANNUAL TOTAL RETURN1
                                                      AS OF SEPTEMBER 30, 2002

                                                         One           Annualized
                                        6               Year            Inception
                                     Months2           Return           to Date3
---------------------------------------------------------------------------------------------------------------------------
  PBHG Global Technology &
     Communications Fund               (51.05)%          (38.82)%           (51.37)%
---------------------------------------------------------------------------------------------------------------------------


      COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND1
     VERSUS THE MSCI WORLD FREE INDEX, THE PSE TECHNOLOGY INDEX(R) AND THE LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE

                                  [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                         Global Tech &               MSCI World                     PSE                     Lipper Science
                             Comm                    Free Index                 Tech Index                   & Technology
5/31/2000                   $10,000                     $10,000                  $10,000                         $10,000
6/30/2000                    11,820                      10,335                   11,075                          11,726
7/31/2000                    11,570                      10,043                   10,331                          11,173
8/31/2000                    12,750                      10,369                   11,770                          12,927
9/30/2000                    11,310                       9,816                   10,447                          11,644
10/31/2000                   10,100                       9,651                    9,772                          10,338
11/30/2000                    7,180                       9,063                    8,169                           7,657
12/31/2000                    7,390                       9,209                    8,194                           7,496
1/31/2001                     7,860                       9,386                    9,235                           8,236
2/28/2001                     6,180                       8,592                    7,551                           5,957
3/31/2001                     4,950                       8,026                    6,666                           4,967
4/30/2001                     5,940                       8,618                    7,751                           5,959
5/31/2001                     5,410                       8,505                    7,472                           5,710
6/30/2001                     4,860                       8,238                    7,310                           5,644
7/31/2001                     4,600                       8,128                    6,929                           5,128
8/31/2001                     3,860                       7,736                    6,372                           4,456
9/30/2001                     3,040                       7,054                    5,212                           3,477
10/31/2001                    3,490                       7,188                    6,035                           4,036
11/30/2001                    4,120                       7,612                    6,851                           4,664
12/31/2001                    4,100                       7,660                    6,931                           4,716
1/31/2002                     3,970                       7,427                    6,896                           4,634
2/28/2002                     3,420                       7,361                    6,333                           3,987
3/31/2002                     3,800                       7,686                    6,911                           4,366
4/30/2002                     3,390                       7,424                    6,108                           3,827
5/31/2002                     3,030                       7,437                    5,863                           3,593
6/30/2002                     2,550                       6,984                    5,183                           3,118
7/31/2002                     2,290                       6,395                    4,579                           2,773
8/31/2002                     2,200                       6,406                    4,521                           2,691
9/30/2002                     1,860                       5,701                    3,897                           2,296

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies. The Fund's investment in technology companies involves the risk of volatility. Products of technology companies may be subject to severe competition and rapid obsolescence. International investing involves special risks including currency exchange fluctuation, government regulation and the potential for economic and political instability. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month return has not been annualized.
3 The PBHG Global Technology & Communications Fund commenced operations on May
  31, 2000.
4 The MSCI World Free Index is the Morgan Stanley Capital International Index that reflects the performance of both the developed and the emerging equity markets of the world. The Index excludes the performance impact of companies that are restricted with respect to foreign investors. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
5 The PSE Technology Index(R) is a price-weighted index of the top 100 U.S.
  technology stocks. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
6 The Lipper Science & Technology Funds Average represents the average performance of 400 mutual funds classified by Lipper, Inc. in the Science & Technology category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.


COUNTRY WEIGHTINGS AT SEPTEMBER 30, 2002

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Bermuda                                  6%
France                                   1%
India                                    1%
Israel                                   1%
Japan                                   18%
South Korea                              1%
United Kingdom                           2%
United States                           70%

% of Total Portfolio Investments in Common Stock


TOP TEN HOLDINGS AT SEPTEMBER 30, 2002*

Marvell Technology Group                          6.0%
Cisco Systems                                     5.0%
Microsoft                                         5.0%
Take-Two Interactive Software                     4.5%
Sega                                              3.9%
Dell Computer                                     3.2%
Hirose Electric                                   3.1%
Broadcom                                          3.0%
Microchip Technology                              2.7%
Rohm                                              2.6%
---------------------------------------------------------------------
Total Top Ten Holdings                           39.0%

*As a % of Common Stock

PBHG FUNDS
PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND PBGTX
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 82.0%
BERMUDA -- 5.0%
Marvell Technology Group*              50,700    $        803
                                                 ------------
                                                          803
                                                 ------------
TOTAL BERMUDA (COST $1,863)                               803
                                                 ------------
--------------------------------------------------------------------------------
FRANCE -- 1.1%
STMicroelectronics                     13,200             179
                                                 ------------
                                                          179
                                                 ------------
TOTAL FRANCE (COST $430)                                  179
                                                 ------------
--------------------------------------------------------------------------------
INDIA -- 0.7%
Infosys Technologies ADR                2,000             108
                                                 ------------
                                                          108
                                                 ------------
TOTAL INDIA (COST $115)                                   108
                                                 ------------
--------------------------------------------------------------------------------
ISRAEL -- 0.5%
Precise Software Solutions*             9,500              87
                                                 ------------
                                                           87
                                                 ------------
TOTAL ISRAEL (COST $98)                                    87
                                                 ------------
--------------------------------------------------------------------------------
JAPAN -- 14.7%
Canon                                   8,000             262
Fanuc                                     400              18
Fuji Machine Manufacturing              3,000              28
Fujitsu                                47,000             203
Hirose Electric                         5,800             416
Matsushita Electric Industrial          2,884              30
Mitsumi Electric                       26,400             311
Rohm                                    3,000             352
Sega*                                  28,000             523
Sony                                    6,000             252
                                                 ------------
TOTAL JAPAN (COST $3,757)                               2,395
                                                 ------------
--------------------------------------------------------------------------------
SOUTH KOREA -- 0.9%
KT ADR                                  6,900             153
                                                 ------------
                                                          153
                                                 ------------
TOTAL SOUTH KOREA (COST $138)                             153
                                                 ------------
--------------------------------------------------------------------------------
UNITED KINGDOM -- 1.5%
Vodafone Group Plc ADR                 19,000             244
                                                 ------------
                                                          244
                                                 ------------
TOTAL UNITED KINGDOM (COST $412)                          244
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
UNITED STATES -- 57.6%
Activision*                            10,500       $     251
Advanced Fibre Communication*          13,400             178
Agilent Technologies*                   8,000             105
Applied Materials*                     15,000             173
BellSouth                               8,000             147
Broadcom, Cl A*                        37,400             399
Brocade Communications Systems*        31,600             238
Brooks-PRI Automation*                  2,200              25
CDW Computer Centers*                   4,300             182
Cisco Systems*                         63,200             662
Cognizant Technology Solutions*         3,600             207
Comcast*                                9,900             207
Concord EFS*                            8,000             127
Cymer*                                  7,400             138
Dell Computer*                         18,100             426
DSP Group*                              1,800              29
DST Systems*                            4,300             127
Electronic Arts*                        4,700             310
EMC*                                   24,500             112
General Dynamics                        2,100             171
Hewlett-Packard                        15,000             175
Integrated Circuit Systems*            14,600             229
Intel                                  17,900             249
Intersil*                              16,900             219
Lam Research*                           7,200              64
Lexmark International*                  3,800             179
Linear Technology                       7,400             153
Lockheed Martin                         3,000             194
Maxim Integrated Products*              4,300             106
Mercury Interactive*                    8,200             141
Microchip Technology*                  17,700             362
Microsoft*                             15,100             660
NetScreen Technologies*                28,200             306
Paychex                                 6,000             146
QLogic*                                 4,500             117
Qualcomm*                               7,300             202
SBC Communications                      8,000             161
Silicon Laboratories*                   4,500              83
Sungard Data Systems*                   6,000             117
Synopsys*                                 900              34
Take-Two Interactive Software*         20,600             597
Texas Instruments                      10,100             149
Verizon Communications                  6,500             178
Vishay Intertechnology*                 1,200              11
Western Digital*                       33,500             157
Xilinx*                                 9,500             150
                                                 ------------
TOTAL UNITED STATES (COST $13,248)                      9,353
                                                 ------------
TOTAL COMMON STOCK (COST $20,061)                      13,322
                                                 ------------
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS
                              PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND PBGTX

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)

                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANY -- 2.5%
Technology Select Sector SPDR Fund*    33,700    $        399
                                                 ------------
                                                          399
                                                 ------------
TOTAL INVESTMENT COMPANY (COST $453)                      399
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.2%
JP Morgan Chase
   1.85%, dated 09/30/02, matures
   10/01/02, repurchase price
   $1,337,527 (collateralized by
   U.S. Government Obligations:
   total market value $1,364,931) (A)  $1,337           1,337
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $1,337)                1,337
                                                 ------------
TOTAL INVESTMENTS-- 92.7% (COST $21,851)         $     15,058
                                                 ============


Percentages are based on Net Assets of $16,250,430
* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Plc -- Public Limited Company
SPDR -- Standard & Poor's 500 Composite Index Depositary Receipt

PBHG FUNDS
PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND PBGTX
SECTOR/INDUSTRY DIVERSIFICATION
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)


                                            Market       % of
                                          Value (000)  Net Assets
--------------------------------------------------------------------------------
CONSUMER CYCLICAL
Audio/Video Products                        $  282         1.7%
Cable TV                                       206         1.3
Entertainment Software                       1,159         7.1
Retail-Computer Equipment                      182         1.1
Toys                                           523         3.2
                                            ------        ----
TOTAL CONSUMER CYCLICAL                      2,352        14.4
                                            ------        ----
INDUSTRIAL
Aerospace/Defense                              365         2.2
Capacitors                                     312         1.9
Electronic Components-Miscellaneous             57         0.4
Electronic Connectors                          416         2.6
Electronic Measuring Instruments               104         0.6
Industrial Automation/Robotics                  25         0.2
Lasers-Systems/Components                      138         0.8
Machinery-Material Handling                     28         0.2
                                            ------        ----
TOTAL INDUSTRIAL                             1,445         8.9
                                            ------        ----
SERVICES
Commercial Services-Finances                   273         1.7
Computer Services                              450         2.8
Telephone-Integrated                           639         3.9
                                            ------        ----
TOTAL SERVICES                               1,362         8.4
                                            ------        ----

                                            Market       % of
                                          Value (000)  Net Assets
--------------------------------------------------------------------------------
TECHNOLOGY
Applications Software                      $   909         5.6%
Cellular Telecommunications                    244         1.5
Computer Data Security                         306         1.9
Computers                                      601         3.7
Computers-Integrated Systems                   441         2.7
Computers-Memory Devices                       269         1.7
Computers-Peripheral Equipment                 179         1.1
Decision Support Software                       87         0.5
Electronic Components-Semiconductors         2,259        13.9
Electronic Design Automation                    34         0.2
Networking Products                            662         4.1
Office Automation & Equipment                  262         1.6
Semiconductor Components-Integrated
  Circuits                                   1,293         8.0
Semiconductor Equipment                        237         1.5
Telecommunication Equipment                    178         1.1
Wireless Equipment                             202         1.2
                                           -------       -----
TOTAL TECHNOLOGY                             8,163        50.3
                                           =======       =====
TOTAL COMMON STOCK                          13,322        82.0
TOTAL INVESTMENT COMPANY                       399         2.5
TOTAL REPURCHASE AGREEMENT                   1,337         8.2
TOTAL OTHER ASSETS AND LIABILITIES, NET      1,192         7.3
                                           -------       -----
TOTAL NET ASSETS                           $16,250       100.0%
                                           =======       =====



The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS
                                                            PBHG REIT FUND PBRTX
                                                      PBHG REIT FUND (UNAUDITED)


INVESTMENT FOCUS
STYLE

MARKET CAPITALIZATION

          VALUE     BLEND    GROWTH
------------------------------------------
Large
------------------------------------------
Medium     X
------------------------------------------
Small
------------------------------------------
Source: Pilgrim Baxter & Associates, Ltd.



                                                    AVERAGE ANNUAL TOTAL RETURN1
                                                      AS OF SEPTEMBER 30, 2002

                                     One    Annualized Annualized  Annualized  Annualized
                            6       Year      3 Year     5 Year      10 Year    Inception
                         Months2   Return     Return     Return      Return      to Date
---------------------------------------------------------------------------------------------------------------------------
  PBHG REIT Fund -
     PBHG Class3          (8.91)%    7.41%     10.93%     3.46%      10.97%       8.45%
---------------------------------------------------------------------------------------------------------------------------
  PBHG REIT Fund -
     Advisor Class3,4     (8.96)%    7.23%     10.50%     3.01%      10.64%       8.21%
---------------------------------------------------------------------------------------------------------------------------


               COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG REIT FUND - PBHG CLASS1
          VERSUS THE S&P 500 INDEX, WILSHIRE REAL ESTATE SECURITIES INDEX AND THE LIPPER REAL ESTATE FUNDS AVERAGE

                                      [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                                  PBHG                S&P 500                  Wilshire Real                   Lipper Real
                                  REIT                 Index                 Estate Securities                 Estate Funds
3/13/89                          $10,000              $10,000                       $10,000                        $10,000
3/31/89                            9,960               10,000                        10,000                         10,000
4/30/89                           10,140               10,519                        10,218                         10,182
5/31/89                           10,170               10,893                        10,293                         10,357
6/30/89                           10,281               10,881                        10,419                         10,473
7/31/89                           10,747               11,863                        10,908                         10,804
8/31/89                           10,706               12,094                        10,943                         10,690
9/30/89                           10,481               12,045                        10,957                         10,666
10/31/89                          10,308               11,765                        10,657                         10,133
11/30/89                          10,121               12,004                        10,658                          9,982
12/31/89                           9,944               12,292                        10,744                          9,978
1/31/90                            9,833               11,467                        10,415                          9,508
2/28/90                            9,769               11,616                        10,385                          9,504
3/31/90                            9,598               11,924                        10,423                          9,482
4/30/90                            9,718               11,627                        10,234                          9,298
5/31/90                            9,392               12,758                        10,305                          9,257
6/30/90                            9,413               12,672                        10,467                          9,275
7/31/90                            9,489               12,632                        10,551                          8,920
8/31/90                            8,714               11,491                         9,688                          7,878
9/30/90                            7,740               10,933                         8,962                          6,965
10/31/90                           7,313               10,886                         8,845                          6,463
11/30/90                           7,789               11,589                         9,177                          6,726
12/31/90                          7,741               11,911                         9,222                          6,640
1/31/91                            8,715               12,429                         9,962                          7,286
2/28/91                            8,968               13,317                        10,498                          7,714
3/31/91                            9,523               13,639                        11,063                          8,401
4/30/91                            9,534               13,671                        11,208                          8,333
5/31/91                            9,698               14,259                        11,338                          8,462
6/30/91                            9,534               13,606                        10,995                          8,045
7/31/91                            9,499               14,240                        11,159                          8,011
8/31/91                            9,226               14,576                        11,108                          7,915
9/30/91                            9,253               14,332                        11,342                          7,824
10/31/91                           9,012               14,531                        11,205                          7,648
11/30/91                           8,879               13,948                        11,064                          7,394
12/31/91                           9,564               15,540                        12,001                          7,970
1/31/92                           10,116               15,250                        12,444                          8,345
2/29/92                            9,920               15,448                        12,250                          8,324
3/31/92                            9,910               15,148                        12,088                          8,144
4/30/92                            9,749               15,592                        12,001                          8,009
5/31/92                           10,097               15,668                        12,449                          8,041
6/30/92                            9,924               15,435                        12,237                          7,799
7/31/92                           10,314               16,066                        12,583                          7,828
8/31/92                           10,365               15,737                        12,722                          7,710
9/30/92                           10,594               15,922                        12,968                          8,003
10/31/92                          10,799               15,977                        13,147                          8,088
11/30/92                          10,722               16,519                        13,291                          8,158
12/31/92                          11,273               16,722                        13,923                          8,559
1/31/93                           11,959               16,862                        14,561                          9,154
2/28/93                           12,658               17,092                        15,114                          9,597
3/31/93                           13,861               17,452                        16,104                         10,241
4/30/93                           12,986               17,030                        15,615                          9,661
5/31/93                           12,751               17,485                        15,541                          9,509
6/30/93                           13,104               17,536                        15,837                          9,758
7/31/93                           13,460               17,465                        16,187                          9,956
8/31/93                           13,724               18,126                        16,646                         10,163
9/30/93                           14,594               17,983                        17,369                         10,624
10/31/93                          14,274               18,355                        17,270                         10,325
11/30/93                          13,101               18,181                        16,374                          9,875
12/31/93                          13,538               18,401                        16,878                          9,863
1/31/94                           13,697               19,026                        17,070                         10,159
2/28/94                           14,536               18,510                        17,668                         10,574
3/31/94                           14,031               17,704                        17,083                         10,085
4/30/94                           14,192               17,931                        17,218                         10,198
5/31/94                           14,529               18,225                        17,282                         10,410
6/30/94                           13,983               17,778                        16,881                         10,205
7/31/94                           13,820               18,362                        16,817                         10,228
8/31/94                           13,894               19,113                        16,976                         10,221
9/30/94                           13,855               18,647                        16,684                         10,050
10/31/94                          13,164               19,064                        16,102                          9,683
11/30/94                          12,624               18,371                        15,511                          9,304
12/31/94                          13,945               18,643                        16,806                         10,025
1/31/95                           13,189               19,126                        16,257                          9,701
2/28/95                           13,256               19,870                        16,444                         10,005
3/31/95                           13,312               20,456                        16,496                         10,063
4/30/95                           13,107               21,058                        16,338                          9,990
5/31/95                           13,654               21,898                        17,053                         10,321
6/30/95                           13,830               22,406                        17,400                         10,501
7/31/95                           14,143               23,149                        17,760                         10,670
8/31/95                           14,317               23,206                        18,000                         10,800
9/30/95                           14,759               24,185                        18,423                         10,999
10/31/95                          14,266               24,099                        17,918                         10,658
11/30/95                          14,459               25,156                        18,050                         10,769
12/31/95                          15,461               25,640                        19,307                         11,393
1/31/96                           15,479               26,512                        19,554                         11,550
2/29/96                           15,747               26,758                        19,757                         11,779
3/31/96                           15,933               27,016                        19,781                         11,875
4/30/96                           15,951               27,414                        19,755                         11,928
5/31/96                           16,350               28,120                        20,259                         12,194
6/30/96                           16,707               28,227                        20,591                         12,438
7/31/96                           16,634               26,981                        20,505                         12,327
8/31/96                           17,405               27,551                        21,399                         12,851
9/30/96                           17,878               29,100                        21,957                         13,172
10/31/96                          18,324               29,902                        22,442                         13,529
11/30/96                          19,272               32,160                        23,452                         14,091
12/31/96                          21,345               31,523                        25,784                         15,594
1/31/97                           21,540               33,492                        26,152                         15,817
2/28/97                           21,638               33,754                        26,207                         15,827
3/31/97                           21,879               32,370                        26,283                         15,881
4/30/97                           20,975               34,301                        25,350                         15,368
5/31/97                           21,564               36,388                        26,138                         15,826
6/30/97                           22,716               38,017                        27,592                         16,610
7/31/97                           23,570               41,041                        28,759                         17,157
8/31/97                           23,471               38,744                        28,615                         17,030
9/30/97                           25,309               40,865                        31,362                         18,709
10/31/97                          24,788               39,501                        30,415                         17,914
11/30/97                          25,008               41,328                        30,789                         18,274
12/31/97                          25,854               42,038                        31,553                         18,682
1/31/98                           25,534               42,502                        31,070                         18,418
2/28/98                           25,361               45,566                        30,974                         18,182
3/31/98                           26,131               47,897                        31,705                         18,541
4/30/98                           25,236               48,379                        30,712                         17,957
5/31/98                           24,589               47,548                        30,261                         17,784
6/30/98                           24,291               49,478                        29,913                         17,690
7/31/98                           23,162               48,953                        28,025                         16,459
8/31/98                           21,079               41,884                        25,108                         14,749
9/30/98                           22,108               44,567                        26,376                         15,575
10/31/98                          21,259               48,192                        26,138                         15,361
11/30/98                          21,794               51,113                        26,693                         15,650
12/31/98                          21,946               54,058                        26,530                         15,426
1/31/99                           21,361               56,319                        25,943                         15,091
2/28/99                           20,826               54,569                        25,593                         14,972
3/31/99                           20,750               56,752                        25,371                         14,891
4/30/99                           22,647               58,950                        28,067                         16,479
5/31/99                           23,577               57,558                        28,660                         16,757
6/30/99                           23,293               60,753                        28,367                         16,472
7/31/99                           22,392               58,857                        27,318                         15,842
8/31/99                           22,313               58,563                        26,862                         15,604
9/30/99                           21,978               56,958                        25,798                         14,900
10/31/99                          21,287               60,562                        25,220                         14,623
11/30/99                          20,729               61,793                        24,963                         14,393
12/31/99                          21,692               65,433                        25,971                         14,935
1/31/2000                         21,530               62,146                        25,805                         14,996
2/29/2000                         21,018               60,969                        25,340                         14,709
3/31/2000                         21,910               66,934                        26,493                         15,354
4/30/2000                         23,221               64,920                        27,898                         16,448
5/31/2000                         23,331               63,588                        28,196                         16,646
6/30/2000                         24,254               65,155                        29,344                         17,207
7/31/2000                         25,888               64,137                        31,580                         18,752
8/31/2000                         25,085               68,120                        30,765                         18,077
9/30/2000                         26,005               64,524                        31,823                         18,664
10/31/2000                        24,800               64,251                        30,398                         17,854
11/30/2000                        25,444               59,186                        30,838                         18,256
12/31/2000                        27,094               59,475                        32,858                         19,525
1/31/2001                         26,980               61,585                        33,013                         19,720
2/28/2001                         26,414               55,970                        32,521                         19,310
3/31/2001                         26,299               52,424                        32,326                         19,325
4/30/2001                         26,701               56,498                        33,079                         19,785
5/31/2001                         27,303               56,877                        33,721                         20,339
6/30/2001                         28,907               55,492                        35,481                         21,439
7/31/2001                         28,502               54,946                        34,917                         21,011
8/31/2001                         29,545               51,507                        35,957                         21,744
9/30/2001                         27,933               47,347                        34,368                         20,424
10/31/2001                        27,198               48,250                        33,340                         19,660
11/30/2001                        28,933               51,952                        35,047                         20,934
12/31/2001                        29,913               52,407                        36,004                         21,541
1/31/2002                         30,118               51,642                        36,051                         21,634
2/28/2002                         30,936               50,646                        36,743                         22,129
3/31/2002                         32,939               52,551                        38,834                         23,490
4/30/2002                         33,042               49,365                        39,393                         23,633
5/31/2002                         33,180               49,001                        39,937                         23,872
6/30/2002                         33,712               45,510                        40,771                         24,361
7/31/2002                         31,596               41,963                        38,561                         22,854
8/31/2002                         31,388               42,239                        38,596                         22,863
9/30/2002                         30,002               37,648                        37,106                         21,852

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Funds that concentrate investments in one or more groups or industries may involve greater risks than more diversified funds, including greater potential for volatility. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month returns have not been annualized.
3 On December 14, 2001, the PBHG REIT Fund acquired the assets of the Heitman
  Real Estate Portfolio. Prior to the acquisition, the PBHG Class shares of the Fund were known as the Institutional Class shares of the Heitman Real Estate Portfolio and Advisor Class shares were known as Advisor Class shares of the Heitman Real Estate Portfolio. The Heitman Real Estate Portfolio was a series of UAM Funds Trust. The Heitman Real Estate Portfolio was managed by Heitman Real Estate Securities LLC, the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the Heitman Real Estate Portfolio. Data includes performance of the Fund's predecessor class, whose inception date was March 13, 1989.
4 The performance shown for the Advisor Class prior to its inception date of May
  15, 1995 is based on the performance and expenses of the PBHG Class. Subsequent to May 15, 1995, the performance is that of the Advisor Class, which will cause returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception date to September 30, 2002 was 10.79%. The Advisor Class of the Fund's predecessor carried a maximum front-end sales charge of 4.75% and a 12b-1 fee of 0.50% of average daily net assets. The PBHG REIT Fund Advisor Class does not carry a sales charge and carries a 12b-1 fee of 0.25% of average daily net assets. Returns shown in the chart have been adjusted to reflect the elimination of the front-end sales charge. No adjustment has been made to reflect the lower 12b-1 fee. The Advisor Class shares returns going forward will reflect the 0.25% 12b-1 fee.
5 The S&P 500 Index is a capitalization weighted index of 500 stocks. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
6 The Wilshire Real Estate Securities Index is a market capitalization weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The Index is used by the institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
7 The Lipper Real Estate Funds Average represents the average performance of 159 mutual funds classified by Lipper, Inc. in the Real Estate category. The performance figures are based on changes in net asset value of the funds in the category with all capital gain distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible. The chart assumes $10,000 invested in the Lipper Real Estate Funds Average at that month's end March 31, 1989.


SECTOR WEIGHTINGS AT SEPTEMBER 30, 2002

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Consumer Cyclical                 17%
Financial (REITS)                 83%

% of Total Portfolio Investments in Common Stock


TOP TEN HOLDINGS AT SEPTEMBER 30, 2002*

Apartment Investment & Management, Cl A                7.1%
Starwood Hotels & Resorts Worldwide                    6.9%
Equity Office Properties Trust                         6.3%
Rouse                                                  4.9%
Prologis                                               4.8%
AvalonBay Communities                                  4.4%
General Growth Properties                              4.2%
CarrAmerica Realty                                     4.1%
Vornado Realty Trust                                   4.1%
PS Business Parks                                      4.0%
----------------------------------------------------------------------------
Total Top Ten Holdings                               50.8%

*As a % of Common Stock

PBHG FUNDS
PBHG REIT FUND PBRTX
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.2%
CONSUMER CYCLICAL -- 9.0%
HOTELS & MOTELS -- 9.0%
Extended Stay America*                124,200    $      1,577
Prime Hospitality*                     63,500             521
Starwood Hotels & Resorts Worldwide   299,700           6,683
                                                 ------------
                                                        8,781
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $11,678)                  8,781
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 90.2%
REAL ESTATE OPERATION/DEVELOPMENT -- 7.5%
Catellus Development*                 210,300           3,880
Highwoods Properties                  148,400           3,473
                                                 ------------
                                                        7,353
--------------------------------------------------------------------------------
REITS -- 82.7%
APARTMENTS -- 17.3%
AMLI Residential Properties            56,900           1,256
Apartment Investment & Management, Cl A178,000          6,915
AvalonBay Communities                 102,700           4,293
Summit Properties                     102,300           1,985
United Dominion Realty Trust          155,800           2,479
                                                 ------------
                                                       16,928
--------------------------------------------------------------------------------
DIVERSIFIED -- 6.5%
Duke Realty                            78,300           1,928
Entertainment Properties Trust         21,400             473
Vornado Realty Trust                  100,600           3,968
                                                 ------------
                                                        6,369
--------------------------------------------------------------------------------
HOTELS -- 3.0%
Innkeepers USA Trust                   58,300             466
LaSalle Hotel Properties              152,000           1,900
Meristar Hospitality                   19,300             166
Winston Hotels                         50,500             365
                                                 ------------
                                                        2,897
--------------------------------------------------------------------------------
MANUFACTURED HOMES -- 2.6%
Sun Communities                        69,500           2,551
                                                 ------------
                                                        2,551
--------------------------------------------------------------------------------
OFFICE PROPERTY -- 21.2%
Boston Properties                     102,300           3,806
Brandywine Realty Trust                40,300             909
CarrAmerica Realty                    158,900           3,999
Cousins Properties                     64,800           1,490
Equity Office Properties Trust        234,810           6,063
Kilroy Realty                          85,000           2,015
Koger Equity                           63,700           1,076
SL Green Realty                        44,900           1,380
Trizec Properties                          63               1
                                                 ------------
                                                       20,739
--------------------------------------------------------------------------------
REGIONAL MALLS -- 12.6%
General Growth Properties              78,500           4,043
Rouse                                 149,700           4,783
Taubman Centers                       245,756           3,497
                                                 ------------
                                                       12,323
--------------------------------------------------------------------------------

                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
SHOPPING CENTERS -- 8.2%
Center Trust                           61,700   $         358
Developers Diversified Realty         147,800           3,253
Federal Realty Investment Trust        11,000             297
IRT Property                           97,200           1,142
Pan Pacific Retail Properties          68,200           2,352
Philips International Realty           28,300              53
Ramco-Gershenson Properties            25,600             503
                                                 ------------
                                                        7,958
--------------------------------------------------------------------------------
STORAGE -- 2.6%
Public Storage                         78,300           2,498
                                                 ------------
                                                        2,498
--------------------------------------------------------------------------------
WAREHOUSE/INDUSTRIAL -- 8.7%
Prologis                              185,270           4,615
PS Business Parks                     114,416           3,890
                                                 ------------
                                                        8,505
                                                 ------------
TOTAL FINANCIAL (COST $91,857)                         88,121
                                                 ------------
TOTAL COMMON STOCK (COST $103,535)                     96,902
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.2%
Barclays
   1.89%, dated 09/30/02, matures
   10/01/02, repurchase price
   $1,173,945 (collateralized by
   U.S. Government Obligations:
   total market value $1,199,074) (A)  $1,174           1,174
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $1,174)                1,174
                                                 ------------
TOTAL INVESTMENTS-- 100.4% (COST $104,709)             98,076
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- (0.4)%
Payable for Administrative Fees                           (12)
Payable for Distribution Fees                              (4)
Payable for Investment Advisory Fees                      (63)
Other Assets and Liabilities, Net                        (311)
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                  (390)
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 9,547,374 outstanding shares
   of common stock                                     83,517
Fund Shares of Advisor Class ($0.001 par value)
   based on 1,972,601 outstanding shares
   of common stock                                     14,660
Undistributed net investment income                       155
Accumulated net realized gain on investments            5,987
Unrealized depreciation on investments                 (6,633)
                                                 ------------
TOTAL NET ASSETS-- 100.0%                        $    97,686
                                                 ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                         $8.48
                                                        =====
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- ADVISOR CLASS                      $8.46
                                                        =====


* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
REIT -- Real Estate Investment Trust


The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS
                                         PBHG STRATEGIC SMALL COMPANY FUND PSSCX
                                   PBHG STRATEGIC SMALL COMPANY FUND (UNAUDITED)



INVESTMENT FOCUS
STYLE

MARKET CAPITALIZATION

          VALUE     BLEND    GROWTH
------------------------------------------
Large
------------------------------------------
Medium
------------------------------------------
Small                 X
------------------------------------------
Source: Pilgrim Baxter & Associates, Ltd.


                                                    AVERAGE ANNUAL TOTAL RETURN1
                                                      AS OF SEPTEMBER 30, 2002

                                          One     Annualized  Annualized  Annualized
                               6         Year       3 Year      5 Year     Inception
                            Months2     Return      Return      Return      to Date
---------------------------------------------------------------------------------------------------------------------------
  PBHG Strategic Small
       Company Fund -
        PBHG Class3        (33.73)%    (19.23)%     (3.97)%     (1.17)%      4.21%
---------------------------------------------------------------------------------------------------------------------------
  PBHG Strategic Small
       Company Fund -
        Advisor Class4     (33.73)%    (19.23)%     (3.97)%     (1.17)%      4.21%
--------------------------------------------------------------------------------------------------------------------------


           COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG STRATEGIC SMALL COMPANY FUND - PBHG CLASS1
                              VERSUS THE RUSSELL 2000(R) INDEX AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

                                      [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                             PBHG Strategic Small                   Russell                        Lipper Small-Cap Growth
                                 Company Fund                     2000 Index                     Growth Funds Classification
12/31/96                          $10,000                           $10,000                                $10,000
1/31/97                            10,120                            10,200                                 10,254
2/28/97                             9,350                             9,952                                  9,620
3/31/97                             8,860                             9,483                                  8,976
4/30/97                             8,750                             9,509                                  8,858
5/31/97                            10,270                            10,567                                 10,086
6/30/97                            11,130                            11,020                                 10,676
7/31/97                            12,170                            11,533                                 11,395
8/31/97                            12,410                            11,797                                 11,601
9/30/97                            13,440                            12,660                                 12,548
10/31/97                           12,820                            12,104                                 11,923
11/30/97                           12,520                            12,026                                 11,696
12/31/97                           12,567                            12,236                                 11,760
1/31/98                            12,502                            12,043                                 11,592
2/28/98                            13,439                            12,933                                 12,554
3/31/98                            13,870                            13,467                                 13,193
4/30/98                            13,999                            13,541                                 13,313
5/31/98                            12,922                            12,812                                 12,434
6/30/98                            13,073                            12,839                                 12,733
7/31/98                            12,244                            11,800                                 11,858
8/31/98                             9,466                             9,508                                  9,335
9/30/98                            10,004                            10,252                                 10,031
10/31/98                           10,381                            10,671                                 10,437
11/30/98                           11,501                            11,230                                 11,332
12/31/98                           12,835                            11,924                                 12,552
1/31/99                            13,105                            12,083                                 12,875
2/28/99                            11,957                            11,104                                 11,735
3/31/99                            11,856                            11,278                                 12,292
4/30/99                            12,092                            12,288                                 12,844
5/31/99                            12,576                            12,468                                 12,968
6/30/99                            13,937                            13,032                                 14,175
7/31/99                            13,960                            12,674                                 14,157
8/31/99                            14,083                            12,205                                 13,984
9/30/99                            14,308                            12,208                                 14,337
10/31/99                           14,815                            12,257                                 15,158
11/30/99                           16,209                            12,989                                 17,055
12/31/99                           19,482                            14,459                                 20,135
1/31/2000                          19,188                            14,227                                 19,943
2/29/2000                          24,796                            16,577                                 24,885
3/31/2000                          23,682                            15,484                                 23,614
4/30/2000                          21,514                            14,552                                 21,028
5/31/2000                          20,559                            13,704                                 19,297
6/30/2000                          24,625                            14,898                                 22,497
7/31/2000                          22,898                            14,419                                 21,025
8/31/2000                          26,265                            15,519                                 23,462
9/30/2000                          26,008                            15,063                                 22,597
10/31/2000                         24,331                            14,391                                 21,074
11/30/2000                         19,727                            12,913                                 17,432
12/31/2000                         21,799                            14,022                                 18,919
1/31/2001                          22,342                            14,752                                 19,405
2/28/2001                          19,024                            13,785                                 16,809
3/31/2001                          17,279                            13,110                                 15,210
4/30/2001                          19,353                            14,136                                 17,043
5/31/2001                          20,039                            14,483                                 17,415
6/30/2001                          20,425                            14,983                                 17,916
7/31/2001                          19,496                            14,172                                 16,875
8/31/2001                          18,509                            13,715                                 15,859
9/30/2001                          15,691                            11,868                                 13,415
10/31/2001                         17,093                            12,563                                 14,513
11/30/2001                         18,466                            13,536                                 15,639
12/31/2001                         19,624                            14,371                                 16,601
1/31/2002                          18,938                            14,222                                 16,078
2/28/2002                          17,579                            13,832                                 15,001
3/31/2002                          19,124                            14,943                                 16,165
4/30/2002                          18,537                            15,080                                 15,702
5/31/2002                          17,450                            14,410                                 14,920
6/30/2002                          16,177                            13,695                                 13,833
7/31/2002                          13,603                            11,627                                 11,867
8/31/2002                          13,688                            11,597                                 11,868
9/30/2002                          12,673                            10,764                                 11,099

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund's investment in technology companies involves the risk of volatility. Products of technology companies may be subject to severe competition and rapid obsolescence. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month returns have not been annualized.
3 The PBHG Strategic Small Company Fund - PBHG Class commenced operations on
  December 31, 1996.
4 The performance shown for the Advisor Class prior to its inception on August
  31, 2002, is based on the performance and expenses of the PBHG Class. Subsequent to August 31, 2002, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The cumulative total return of the Advisor Class from its inception date to September 30, 2002 was (7.42%).
5 The Russell 2000(R) Index is an unmanaged index comprised of the 2,000 smallest securities in the Russell 3000(R) Index. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
6 The Lipper Small-Cap Growth Funds Average represents the average performance of 459 mutual funds classified by Lipper, Inc. in the Small-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.


SECTOR WEIGHTINGS AT SEPTEMBER 30, 2002

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Strategic Small Company
Basic Materials                                  2%
Consumer Cyclical                               25%
Consumer Non-Cyclical                            2%
Energy                                           3%
Financial                                       11%
Health Care                                     20%
Industrial                                       8%
Services                                        16%
Technology                                      11%
Utilities                                        2%

% of Total Portfolio Investments in Common Stock


TOP TEN HOLDINGS AT SEPTEMBER 30, 2002*

Career Education                                  1.8%
Cognizant Technology Solutions                    1.7%
PF Chang's China Bistro                           1.7%
Krispy Kreme Doughnuts                            1.6%
Electronics Boutique Holdings                     1.6%
Coventry Health Care                              1.5%
Cima Labs                                         1.5%
Haemonetics                                       1.4%
Kenneth Cole Productions, Cl A                    1.4%
Affiliated Managers Group                         1.3%
--------------------------------------------------------------------------
Total Top Ten Holdings                           15.5%

*As a % of Common Stock

PBHG FUNDS
PBHG STRATEGIC SMALL COMPANY FUND PSSCX

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 90.9%
BASIC MATERIALS -- 1.8%
AGRICULTURAL CHEMICALS -- 0.7%
Agrium^                                28,400    $        260
IMC Global                             11,600             139
                                                 ------------
                                                          399
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 0.2%
Cabot Microelectronics*                 3,700             138
                                                 ------------
                                                          138
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 0.5%
Glatfelter                             23,000             266
                                                 ------------
                                                          266
--------------------------------------------------------------------------------
PRECIOUS METALS -- 0.2%
Stillwater Mining*                     21,500             129
                                                 ------------
                                                          129
--------------------------------------------------------------------------------
STEEL-PRODUCERS -- 0.2%
Carpenter Technology                    8,900             116
                                                 ------------
                                                          116
                                                 ------------
TOTAL BASIC MATERIALS (COST $1,564)                     1,048
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 22.5%
ATHLETIC EQUIPMENT -- 0.7%
Nautilus Group*                        20,225             395
                                                 ------------
                                                          395
--------------------------------------------------------------------------------
ATHLETIC FOOTWEAR -- 0.4%
K-Swiss                                12,500             267
                                                 ------------
                                                          267
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 0.7%
Harman International Industries         7,900             409
                                                 ------------
                                                          409
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.5%
Beazer Homes USA*                       1,500              92
Hovnanian Enterprises*                  8,100             274
                                                 ------------
                                                          366
--------------------------------------------------------------------------------
CABLE TV -- 0.2%
Lodgenet Entertainment*                15,000             115
                                                 ------------
                                                          115
--------------------------------------------------------------------------------
CASINO HOTELS -- 1.1%
Station Casinos*                       37,700             641
                                                 ------------
                                                          641
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 1.2%
Bell Microproducts*                    43,300             181
Scansource*                             8,700             505
                                                 ------------
                                                          686
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 0.2%
Zomax*                                 27,000    $        105
                                                 ------------
                                                          105
--------------------------------------------------------------------------------
PUBLISHING-BOOKS -- 0.5%
Scholastic*                             6,600             295
                                                 ------------
                                                          295
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.1%
Journal Register*                       4,200              79
                                                 ------------
                                                           79
--------------------------------------------------------------------------------
RADIO -- 0.6%
Cumulus Media*                         20,700             365
                                                 ------------
                                                          365
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 4.5%
Christopher & Banks*                   24,113             606
Joseph A Bank Clothiers*               14,400             258
Kenneth Cole Productions, Cl A*        36,000             731
Men's Wearhouse*                       25,500             375
Urban Outfitters*                      27,900             677
                                                 ------------
                                                        2,647
--------------------------------------------------------------------------------
RETAIL-ARTS & CRAFTS -- 0.7%
AC Moore Arts & Crafts*                18,600             393
                                                 ------------
                                                          393
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 1.9%
Electronics Boutique Holdings*         30,800             845
Insight Enterprises*                   25,600             260
                                                 ------------
                                                        1,105
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.3%
Tweeter Home Entertainment Group*      28,000             193
                                                 ------------
                                                          193
--------------------------------------------------------------------------------
RETAIL-CONVENIENCE STORE -- 0.3%
Casey's General Stores                 15,200             176
                                                 ------------
                                                          176
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 0.5%
Duane Reade*                           19,800             317
                                                 ------------
                                                          317
--------------------------------------------------------------------------------
RETAIL-GARDENING PRODUCTS -- 0.8%
Tractor Supply*                        15,800             502
                                                 ------------
                                                          502
--------------------------------------------------------------------------------
RETAIL-HOME FURNISHINGS -- 0.8%
Pier 1 Imports                         25,000             477
                                                 ------------
                                                          477
--------------------------------------------------------------------------------
RETAIL-MISCELLANEOUS/DIVERSIFIED -- 0.4%
Blue Rhino*                            15,700             240
                                                 ------------
                                                          240
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS
                                         PBHG STRATEGIC SMALL COMPANY FUND PSSCX
                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 5.4%
Buca*                                  31,800    $        255
CEC Entertainment*                     11,000             375
Krispy Kreme Doughnuts*                27,600             863
Landry's Restaurants                   17,000             384
Panera Bread, Cl A*                    16,300             440
PF Chang's China Bistro*               30,800             894
                                                 ------------
                                                        3,211
--------------------------------------------------------------------------------
TELEVISION -- 0.4%
Lin TV*                                 9,100             225
                                                 ------------
                                                          225
--------------------------------------------------------------------------------
TRAVEL SERVICES -- 0.3%
Hotels.com*                             3,800             192
                                                 ------------
                                                          192
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $12,784)                 13,401
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.5%
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.7%
Playtex Products*                      46,400             395
                                                 ------------
                                                          395
--------------------------------------------------------------------------------
FOOD-DAIRY PRODUCTS -- 0.3%
Horizon Organic Holding*               10,000             156
                                                 ------------
                                                          156
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.5%
Aurora Foods*                          11,352               8
Dole Food                               7,200             209
Monterey Pasta*                        21,800             101
                                                 ------------
                                                          318
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $967)                   869
                                                 ------------
--------------------------------------------------------------------------------
ENERGY -- 2.4%
OIL & GAS DRILLING -- 0.4%
Atwood Oceanics*                        8,700             255
                                                 ------------
                                                          255
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION-- 0.9%
Spinnaker Exploration*                  6,900             198
Tom Brown*                             15,200             348
                                                 ------------
                                                          546
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.4%
Universal Compression Holdings*        15,000             243
                                                 ------------
                                                          243
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 0.2%
Premcor*                                7,600    $        119
                                                 ------------
                                                          119
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 0.5%
CAL Dive International*                14,600             294
                                                 ------------
                                                          294
                                                 ------------
TOTAL ENERGY (COST $1,689)                              1,457
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 9.8%
COMMERCIAL BANKS-WESTERN US -- 0.4%
City National                           4,574             214
                                                 ------------
                                                          214
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 1.7%
Affiliated Managers Group*             15,900             709
Federated Investors                    11,000             297
                                                 ------------
                                                        1,006
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 1.2%
Scottish Annuity & Life Holdings       15,400             263
Stancorp Financial Group                8,700             460
                                                 ------------
                                                          723
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 0.7%
HCC Insurance Holdings                 16,600             398
                                                 ------------
                                                          398
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 1.0%
First American                         29,800             609
                                                 ------------
                                                          609
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.4%
Trammell Crow*                         20,900             206
                                                 ------------
                                                          206
--------------------------------------------------------------------------------
REINSURANCE -- 0.7%
Odyssey Re Holdings                    25,700             427
                                                 ------------
                                                          427
--------------------------------------------------------------------------------
REITS-APARTMENTS -- 0.5%
Camden Property Trust                   4,300             143
Essex Property Trust                    3,500             173
                                                 ------------
                                                          316
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.7%
Brandywine Realty Trust                 5,900             133
Mack-Cali Realty                        8,300             267
                                                 ------------
                                                          400
--------------------------------------------------------------------------------

PBHG FUNDS
PBHG STRATEGIC SMALL COMPANY FUND PSSCX

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.3%
CBL & Associates Properties             5,100    $        198
                                                 ------------
                                                          198
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 2.0%
Berkshire Hills Bancorp                10,300             242
Brookline Bancorp                      33,660             396
Willow Grove Bancorp                   30,800             363
Woronoco Bancorp                        9,500             199
                                                 ------------
                                                        1,200
--------------------------------------------------------------------------------
S&L/THRIFTS-SOUTHERN US -- 0.2%
Ocwen Financial*                       46,000             133
                                                 ------------
                                                          133
                                                 ------------
TOTAL FINANCIAL (COST $5,437)                           5,830
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 18.2%
DIAGNOSTIC EQUIPMENT -- 1.2%
Cholestech*                            23,600             245
Immucor*                               28,650             465
                                                 ------------
                                                          710
--------------------------------------------------------------------------------
DISPOSABLE MEDICAL PRODUCTS -- 0.7%
ICU Medical*                           11,000             402
                                                 ------------
                                                          402
--------------------------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 0.8%
Hooper Holmes                          79,400             492
                                                 ------------
                                                          492
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 1.1%
Kensey Nash*                           14,000             211
SurModics*                             14,300             454
                                                 ------------
                                                          665
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 1.1%
Dianon Systems*                         9,400             445
LabOne*                                12,400             200
                                                 ------------
                                                          645
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.9%
American Medical Systems Holdings*     13,100             272
Haemonetics*                           32,300             766
Possis Medical*                        30,900             316
Zoll Medical*                          12,800             389
                                                 ------------
                                                        1,743
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 2.0%
Enzon*                                 21,300             410
Integra LifeSciences Holdings*         18,500             294
Myriad Genetics*                       15,700             248
Serologicals*                          15,000             201
                                                 ------------
                                                        1,153
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.0%
Adolor*                                19,700    $        276
Cima Labs*                             32,600             820
Dr Reddy's Laboratories ADR             6,300             106
                                                 ------------
                                                        1,202
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 1.0%
Eon Labs*                              11,000             237
Taro Pharmaceuticals Industries*       10,300             348
                                                 ------------
                                                          585
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.7%
Coventry Health Care*                  25,400             826
Humana*                                15,900             197
                                                 ------------
                                                        1,023
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.7%
Curative Health Services*              14,200             154
United Surgical Partners International*12,700             281
                                                 ------------
                                                          435
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.8%
Odyssey HealthCare*                    15,600             467
                                                 ------------
                                                          467
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.9%
Accredo Health*                        10,800             515
                                                 ------------
                                                          515
--------------------------------------------------------------------------------
PHYSICAL PRACTICE MANAGEMENT -- 0.5%
American Healthways*                   19,850             321
                                                 ------------
                                                          321
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.5%
Sangstat Medical*                      14,500             303
                                                 ------------
                                                          303
--------------------------------------------------------------------------------
X-RAY EQUIPMENT -- 0.3%
Bruker AXS*                            83,400             175
                                                 ------------
                                                          175
                                                 ------------
TOTAL HEALTH CARE (COST $11,639)                       10,836
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 7.4%
AEROSPACE/DEFENSE -- 0.5%
Teledyne Technologies*                 17,800             323
                                                 ------------
                                                          323
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.8%
DRS Technologies*                      12,700             473
                                                 ------------
                                                          473
--------------------------------------------------------------------------------
BATTERIES/BATTERY SYSTEMS -- 0.6%
Wilson Greatbatch Technologies*        12,200             339
                                                 ------------
                                                          339
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS
                                         PBHG STRATEGIC SMALL COMPANY FUND PSSCX

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)


                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
BUILDING PRODUCTS-LIGHT FIXTURES -- 0.3%
Genlyte Group*                          5,600    $        199
                                                 ------------
                                                          199
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.9%
DSP Group*                             19,200             308
OSI Systems*                           14,100             244
                                                 ------------
                                                          552
--------------------------------------------------------------------------------
ELECTRONIC PARTS DISTRIBUTION -- 0.2%
Avnet                                  12,200             132
                                                 ------------
                                                          132
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.2%
Integrated Defense Technologies*        4,700              93
                                                 ------------
                                                           93
--------------------------------------------------------------------------------
ENVIRONMENTAL CONSULTING & ENGINEERING-- 0.2%
TRC*                                    5,850             100
                                                 ------------
                                                          100
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.4%
Stericycle*                             6,400             217
                                                 ------------
                                                          217
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.3%
Brooks-PRI Automation*                 17,800             204
                                                 ------------
                                                          204
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 1.2%
Fisher Scientific International*       22,900             695
                                                 ------------
                                                          695
--------------------------------------------------------------------------------
MACHINERY-THERMAL PROCESSING -- 0.1%
Global Power Equipment Group*           7,700              36
                                                 ------------
                                                           36
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 0.4%
Aptargroup                              9,300             250
                                                 ------------
                                                          250
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.9%
Waste Connections*                     15,900             553
                                                 ------------
                                                          553
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
Artesyn Technologies*                  19,400              29
                                                 ------------
                                                           29
--------------------------------------------------------------------------------
REMEDIATION SERVICES -- 0.3%
Clean Harbors*                         18,800             174
                                                 ------------
                                                          174
                                                 ------------
TOTAL INDUSTRIAL (COST $4,709)                          4,369
                                                 ------------
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
SERVICES -- 14.8%
ADVERTISING SERVICES -- 0.2%
RH Donnelley*                           4,100    $        107
                                                 ------------
                                                          107
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 2.7%
Alliance Data Systems*                 27,700             419
Arbitron*                              13,800             470
ChoicePoint*                            5,633             201
Gaiam*                                 15,500             178
Icon ADR*                              11,200             240
Plexus*                                13,700             127
                                                 ------------
                                                        1,635
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 1.7%
Coinstar*                              18,100             467
PRG-Schultz International*             42,500             526
                                                 ------------
                                                          993
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 3.0%
Anteon International*                   7,900             215
Cognizant Technology Solutions*        15,700             902
Manhattan Associates*                  19,600             265
Pec Solutions*                         17,200             383
                                                 ------------
                                                        1,765
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 2.5%
Advisory Board*                        12,900             382
Forrester Research*                    20,000             299
FTI Consulting*                        17,050             678
Watson Wyatt & Company Holdings*        7,300             146
                                                 ------------
                                                        1,505
--------------------------------------------------------------------------------
DIRECT MARKETING -- 1.1%
Advo*                                  15,500             492
Valuevision Media, Cl A*               12,900             152
                                                 ------------
                                                          644
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 0.2%
CDI*                                    3,700              97
                                                 ------------
                                                           97
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 0.4%
Albany Molecular Research*             12,800             218
Kendle International*                   3,800              25
                                                 ------------
                                                          243
--------------------------------------------------------------------------------
SCHOOLS -- 2.5%
Career Education*                      20,300             974
University of Phoenix Online*          15,833             509
                                                 ------------
                                                        1,483
--------------------------------------------------------------------------------

PBHG FUNDS
PBHG STRATEGIC SMALL COMPANY FUND PSSCX

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
SECURITY SERVICES -- 0.5%
Kroll*                                 16,000    $        317
                                                 ------------
                                                          317
                                                 ------------
TOTAL SERVICES (COST $8,754)                            8,789
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 10.4%
COMMUNICATIONS SOFTWARE -- 0.3%
Inter-Tel                               9,300             189
                                                 ------------
                                                          189
--------------------------------------------------------------------------------
COMPUTER GRAPHICS -- 0.2%
Pixar*                                  2,800             135
                                                 ------------
                                                          135
--------------------------------------------------------------------------------
COMPUTERS -- 0.5%
Neoware Systems*                       20,000             278
                                                 ------------
                                                          278
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.4%
Catapult Communications*               10,600             103
McData*                                19,800             109
                                                 ------------
                                                          212
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.0%
Sandisk*                               30,300             397
Silicon Storage Technology*            57,400             225
                                                 ------------
                                                          622
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.2%
Fair Isaac                              4,400             144
                                                 ------------
                                                          144
--------------------------------------------------------------------------------
E-SERVICES/CONSULTING -- 0.4%
Websense*                              17,800             207
                                                 ------------
                                                          207
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 1.3%
Actel*                                 11,700             122
Intersil*                              27,192             352
Silicon Laboratories*                  17,600             323
                                                 ------------
                                                          797
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.1%
JDA Software Group*                     9,400              66
                                                 ------------
                                                           66
--------------------------------------------------------------------------------
INTERNET CONTENT-ENTERTAINMENT -- 0.2%
Alloy*                                 13,400             111
                                                 ------------
                                                          111
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.4%
Avocent*                               16,400             219
                                                 ------------
                                                          219
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
INTERNET TELEPHONY -- 0.5%
j2 Global Communications*              15,000    $        298
                                                 ------------
                                                          298
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.8%
Adaptec*                               42,600             188
Extreme Networks*                      33,900             142
SafeNet*                                9,600             156
                                                 ------------
                                                          486
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.5%
Emulex*                                20,500             231
Exar*                                  30,300             350
GlobespanVirata*                       65,900             155
Power Integrations*                    14,900             182
                                                 ------------
                                                          918
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.9%
Lam Research*                          21,800             194
LTX*                                   26,600             121
MKS Instruments*                       20,300             222
                                                 ------------
                                                          537
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 0.3%
Advanced Fibre Communication*          11,200             149
                                                 ------------
                                                          149
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.3%
Intrado*                               16,700             161
                                                 ------------
                                                          161
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 1.1%
Overture Services*                     20,300             479
United Online*                         18,500             177
                                                 ------------
                                                          656
                                                 ------------
TOTAL TECHNOLOGY (COST $10,074)                         6,185
                                                 ------------
--------------------------------------------------------------------------------
UTILITIES -- 2.1%
ELECTRIC-INTEGRATED -- 0.7%
Hawaiian Electric Industries            5,200             224
Idacorp                                 4,100             100
MGE Energy                              3,700              95
                                                 ------------
                                                          419
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.8%
UGI                                    10,900             396
WGL Holdings                            4,800             115
                                                 ------------
                                                          511
--------------------------------------------------------------------------------
WATER -- 0.6%
Philadelphia Suburban                  16,700             339
                                                 ------------
                                                          339
                                                 ------------
TOTAL UTILITIES (COST $1,131)                           1,269
                                                 ------------
TOTAL COMMON STOCK (COST $58,748)                      54,053
                                                 ------------
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS
                                         PBHG STRATEGIC SMALL COMPANY FUND PSSCX

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)


                                       Face            Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.9%
Barclays
   1.89%, dated 09/30/02, matures
   10/01/02, repurchase price
   $5,277,419 (collateralized by
   U.S. Government Obligations:
   total market value $5,383,337) (A)  $5,277    $      5,277
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $5,277)                5,277
                                                 ------------
TOTAL INVESTMENTS-- 99.8% (COST $64,025)               59,330
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.2%
Receivable for Investment Securities Sold                 634
Payable for Administrative Fees                            (8)
Payable for Investment Advisory Fees                      (46)
Other Assets and Liabilities, Net                        (487)
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                    93
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 6,697,579 outstanding shares
   of common stock                                     90,763
Fund Shares of Advisor Class ($0.001 par value)
   based on 10,463 outstanding shares
   of common stock                                        100
Accumulated net investment loss                          (430)
Accumulated net realized loss on investments          (26,315)
Unrealized depreciation on investments                 (4,695)
                                                 ------------
TOTAL NET ASSETS-- 100.0%                        $     59,423
                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                         $8.86
                                                        =====
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- ADVISOR CLASS                      $8.86
                                                        =====

* Non-income producing security.
^ The fund held a Canadian domiciled security traded on the New York Stock
  Exchange as of September 30, 2002.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
REIT -- Real Estate Investment Trust


The accompanying notes are an integral part of the financial statements.

PBHG FUNDS
PBHG TECHNOLOGY & COMMUNICATIONS FUND PBTCX

PBHG TECHNOLOGY & COMMUNICATIONS FUND (UNAUDITED)


INVESTMENT FOCUS
STYLE

MARKET CAPITALIZATION

          VALUE     BLEND    GROWTH
------------------------------------------
Large
------------------------------------------
Medium                         X
------------------------------------------
Small
------------------------------------------
Source: Pilgrim Baxter & Associates, Ltd.

                                                    AVERAGE ANNUAL TOTAL RETURN1
                                                      AS OF SEPTEMBER 30, 2002

                                                  One      Annualized      Annualized     Annualized
                                     6           Year        3 Year          5 Year        Inception
                                  Months2       Return       Return          Return         to Date
---------------------------------------------------------------------------------------------------------------------------
  PBHG Technology &
     Communications Fund -
     PBHG Class3                 (54.63)%      (44.22)%     (38.53)%        (17.05)%        (1.80)%
---------------------------------------------------------------------------------------------------------------------------
  PBHG Technology &
     Communications Fund -
     Advisor Class4              (54.64)%      (44.25)%     (38.59)%        (17.09)%        (1.84)%
---------------------------------------------------------------------------------------------------------------------------

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG TECHNOLOGY & COMMUNICATIONS FUND - PBHG CLASS1
                  VERSUS THE PSE TECHNOLOGY INDEX(R) AND THE LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE

                                      [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                           PBHG Technology &                        PSE                      Lipper Science & Technology
                          Communication Fund                    Tech Index                         Funds Objective
9/30/95                         $10,000                           $10,000                               $10,000
10/31/95                         10,800                            10,057                                 9,835
11/30/95                         11,720                            10,210                                 9,965
12/31/95                         11,602                             9,919                                 9,605
1/31/96                          11,462                            10,154                                 9,595
2/29/96                          12,562                            10,451                                10,058
3/31/96                          12,482                             9,899                                 9,791
4/30/96                          14,132                            10,901                                10,848
5/31/96                          15,303                            11,005                                11,261
6/30/96                          14,973                            10,244                                10,533
7/31/96                          13,712                             9,456                                 9,540
8/31/96                          14,963                            10,038                                10,159
9/30/96                          16,643                            10,945                                11,299
10/31/96                         16,793                            10,780                                11,162
11/30/96                         17,663                            12,243                                12,104
12/31/96                         17,916                            11,954                                11,839
1/31/97                          18,539                            13,217                                12,570
2/28/97                          16,580                            12,659                                11,524
3/31/97                          14,927                            11,955                                10,691
4/30/97                          15,437                            12,365                                10,992
5/31/97                          18,100                            13,861                                12,471
6/30/97                          18,641                            13,958                                12,646
7/31/97                          20,865                            16,113                                14,236
8/31/97                          20,773                            16,092                                14,246
9/30/97                          22,416                            16,638                                14,960
10/31/97                         19,732                            14,929                                13,724
11/30/97                         19,151                            14,971                                13,591
12/31/97                         18,511                            14,392                                13,275
1/31/98                          17,697                            14,981                                13,591
2/28/98                          19,850                            16,819                                15,132
3/31/98                          20,643                            17,151                                15,598
4/30/98                          21,061                            17,820                                16,192
5/31/98                          19,047                            16,410                                15,049
6/30/98                          20,332                            17,164                                16,173
7/31/98                          19,186                            17,121                                15,890
8/31/98                          16,004                            13,912                                12,710
9/30/98                          17,997                            15,881                                14,384
10/31/98                         18,072                            17,683                                15,404
11/30/98                         20,322                            19,647                                17,435
12/31/98                         23,324                            22,319                                20,262
1/31/99                          28,435                            25,591                                23,417
2/28/99                          25,325                            22,967                                21,392
3/31/99                          30,000                            24,724                                23,822
4/30/99                          31,653                            25,599                                24,570
5/31/99                          30,120                            26,347                                24,255
6/30/99                          34,622                            29,839                                27,134
7/31/99                          34,067                            29,662                                26,863
8/31/99                          36,916                            31,189                                28,222
9/30/99                          37,916                            31,233                                29,125
10/31/99                         45,517                            33,074                                32,300
11/30/99                         54,107                            37,846                                37,824
12/31/99                         80,210                            48,396                                47,310
1/31/2000                        82,496                            47,350                                46,491
2/29/2000                       117,027                            58,153                                59,211
3/31/2000                       100,197                            57,869                                56,707
4/30/2000                        81,848                            54,187                                49,953
5/31/2000                        68,637                            49,542                                43,978
6/30/2000                        93,468                            54,868                                51,569
7/31/2000                        85,195                            51,182                                49,135
8/31/2000                        99,596                            58,310                                56,849
9/30/2000                        92,089                            51,759                                51,210
10/31/2000                       74,246                            48,413                                45,464
11/30/2000                       45,137                            40,471                                33,675
12/31/2000                       45,165                            40,596                                32,968
1/31/2001                        48,379                            45,754                                36,222
2/28/2001                        34,067                            37,410                                26,199
3/31/2001                        25,853                            33,024                                21,845
4/30/2001                        31,719                            38,400                                26,205
5/31/2001                        30,000                            37,019                                25,110
6/30/2001                        28,399                            36,213                                24,821
7/31/2001                        26,102                            34,328                                22,550
8/31/2001                        21,509                            31,568                                19,598
9/30/2001                        15,787                            25,819                                15,291
10/31/2001                       18,517                            29,899                                17,751
11/30/2001                       21,942                            33,944                                20,513
12/31/2001                       21,509                            34,336                                20,738
1/31/2002                        21,378                            34,165                                20,380
2/28/2002                        17,664                            31,375                                17,535
3/31/2002                        19,409                            34,237                                19,202
4/30/2002                        16,535                            30,258                                16,833
5/31/2002                        15,039                            29,046                                15,803
6/30/2002                        12,257                            25,676                                13,712
7/31/2002                        11,181                            22,686                                12,197
8/31/2002                        10,538                            22,400                                11,834
9/30/2002                         8,806                            19,306                                10,096


1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund's investment in technology companies involves the risk of volatility. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies. Products of technology companies may be subject to severe competition and rapid obsolescence. Funds that concentrate investments in one or a group of industries may involve greater risks than more diversified funds, including greater potential for volatility. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month returns have not been annualized.
3 The PBHG Technology & Communications Fund - PBHG Class commenced operations on
  September 29, 1995.
4 The performance shown for the Advisor Class prior to its inception on December
  29, 2000, is based on the performance and expenses of the PBHG Class. Subsequent to December 29, 2000, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception to September 30, 2002 was (60.67)%.
5 The PSE Technology Index(R) is a price-weighted index of the top 100 U.S.
  technology stocks. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
6 The Lipper Science & Technology Funds Average represents the average performance of 400 mutual funds classified by Lipper, Inc. in the Science & Technology category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible. The chart assumes $10,000 invested in the Lipper Science & Technology Funds Average at that month's end, September 30, 1995.

SUB-SECTOR WEIGHTINGS AT SEPTEMBER 30, 2002+

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Other                     1%
Aerospace/Defense         4%
Biotech                   1%
Computer Hardware        17%
Internet                  6%
Networking/ Telecom Eq    7%
Semiconducter            24%
Semiconducter Eq          4%
Services                 11%
Software                 16%
Telecom/Media             9%

+ As a % of Equity


TOP TEN HOLDINGS AT SEPTEMBER 30, 2002*

Microsoft                                         5.6%
Dell Computer                                     4.1%
Microchip Technology                              3.5%
Cisco Systems                                     3.1%
Symantec                                          3.1%
Sungard Data Systems                              2.7%
Electronic Arts                                   2.5%
Verizon Communications                            2.4%
Silicon Laboratories                              2.4%
Comcast                                           2.2%
--------------------------------------------------------------------
Total Top Ten Holdings                           31.6%

*As a % of Common Stock

                                                                      PBHG FUNDS
                                     PBHG TECHNOLOGY & COMMUNICATIONS FUND PBTCX

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)


                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 89.3%
CONSUMER CYCLICAL -- 7.8%
CABLE TV -- 1.9%
Comcast*                              225,300    $      4,700
                                                 ------------
                                                        4,700
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 4.4%
Activision*                           131,800           3,154
Electronic Arts*                       83,300           5,494
Take-Two Interactive Software*         65,400           1,897
                                                 ------------
                                                       10,545
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 1.5%
Electronics Boutique Holdings*        134,900           3,703
                                                 ------------
                                                        3,703
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $18,316)                 18,948
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 1.3%
MEDICAL-BIOMEDICAL/GENETIC -- 0.7%
Amgen*                                  7,800             325
Idec Pharmaceuticals*                  31,300           1,300
                                                 ------------
                                                        1,625
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.6%
Gilead Sciences*                       42,900           1,438
                                                 ------------
                                                        1,438
                                                 ------------
TOTAL HEALTH CARE (COST $3,150)                         3,063
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 9.4%
AEROSPACE/DEFENSE -- 2.5%
General Dynamics                       27,600           2,245
Lockheed Martin                        16,000           1,035
Raytheon                               75,400           2,209
Veridian*                              26,500             662
                                                 ------------
                                                        6,151
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.4%
Alliant Techsystems*                   14,100             976
                                                 ------------
                                                          976
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.8%
DSP Group*                            206,700           3,319
Vishay Intertechnology*               136,000           1,197
                                                 ------------
                                                        4,516
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 1.5%
Agilent Technologies*                 272,800           3,563
                                                 ------------
                                                        3,563
--------------------------------------------------------------------------------
ELECTRONIC PARTS DISTRIBUTION -- 1.2%
Avnet                                 262,300           2,830
                                                 ------------
                                                        2,830
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.4%
L-3 Communications Holdings*           17,400             917
                                                 ------------
                                                          917
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.8%
Brooks-PRI Automation*                172,800    $      1,979
                                                 ------------
                                                        1,979
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.8%
Applera-Applied Biosystems Group      106,600           1,951
                                                 ------------
                                                        1,951
                                                 ------------
TOTAL INDUSTRIAL (COST $27,863)                        22,883
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 16.8%
COMMERCIAL SERVICES-FINANCE -- 2.6%
Concord EFS*                          216,200           3,434
Paychex                               117,600           2,854
-                                                 ------------
                                                        6,288
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 5.5%
CACI International*                    19,000             673
DST Systems*                          134,200           3,955
SRA International*                     22,800             653
Sungard Data Systems*                 305,600           5,944
Unisys*                               329,300           2,305
                                                 ------------
                                                       13,530
--------------------------------------------------------------------------------
E-COMMERCE/SERVICES -- 2.3%
eBay*                                  50,700           2,677
Expedia*                               59,600           3,019
                                                 ------------
                                                        5,696
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 6.4%
AT&T                                  239,100           2,872
BellSouth                             161,100           2,958
SBC Communications                    221,900           4,460
Verizon Communications                190,100           5,216
                                                 ------------
                                                       15,506
                                                 ------------
TOTAL SERVICES (COST $48,649)                          41,020
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 54.0%
APPLICATIONS SOFTWARE -- 6.6%
Mercury Interactive*                   67,900           1,165
Microsoft*                            277,900          12,155
Quest Software*                       292,600           2,751
                                                 ------------
                                                       16,071
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 1.5%
NetScreen Technologies*               344,100           3,733
                                                 ------------
                                                        3,733
--------------------------------------------------------------------------------
COMPUTERS -- 7.2%
Apple Computer*                       116,400           1,688
Dell Computer*                        376,100           8,842
Hewlett-Packard                       260,400           3,039
Sun Microsystems*                   1,476,400           3,824
                                                 ------------
                                                       17,393
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.3%
Brocade Communications Systems*        99,800             752
                                                 ------------
                                                          752
--------------------------------------------------------------------------------

PBHG FUNDS
PBHG TECHNOLOGY & COMMUNICATIONS FUND PBTCX

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 2.0%
EMC*                                  732,600    $      3,348
Western Digital*                      296,200           1,392
                                                 ------------
                                                        4,740
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 1.4%
Lexmark International*                 73,400           3,450
                                                 ------------
                                                        3,450
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 1.9%
Documentum*                           390,900           4,515
                                                 ------------
                                                        4,515
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 13.3%
Broadcom, Cl A*                       287,600           3,071
Intel                                 332,300           4,616
International Rectifier*              207,300           3,238
Intersil*                             130,000           1,685
Microchip Technology*                 369,000           7,546
National Semiconductor*               169,700           2,026
QLogic*                               114,900           2,992
Silicon Laboratories*                 282,100           5,171
Texas Instruments                     136,200           2,012
                                                 ------------
                                                       32,357
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 0.8%
Synopsys*                              53,400           2,037
                                                 ------------
                                                        2,037
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 1.3%
Oracle*                               403,000           3,168
                                                 ------------
                                                        3,168
--------------------------------------------------------------------------------
INTERNET SECURITY -- 2.7%
Symantec*                             197,900           6,655
                                                 ------------
                                                        6,655
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 3.2%
Adaptec*                              112,700             497
Cisco Systems*                        648,300           6,794
Foundry Networks*                      80,500             441
                                                 ------------
                                                        7,732
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 1.2%
Pitney Bowes                           94,200           2,872
                                                 ------------
                                                        2,872
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 5.3%
Integrated Circuit Systems*           180,900           2,840
Linear Technology                     110,800           2,296
Marvell Technology Group*             200,800           3,183
Maxim Integrated Products*             84,700           2,097
Triquint Semiconductor*               700,900           2,474
                                                 ------------
                                                       12,890
--------------------------------------------------------------------------------

                                   Shares/Face         Market
Description                       Amount (000)       Value (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 2.0%
Applied Materials*                    239,900    $      2,771
Lam Research*                         244,300           2,174
                                                 ------------
                                                        4,945
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 3.3%
Motorola                              300,000           3,054
Qualcomm*                             119,200           3,292
RF Micro Devices*                     281,000           1,686
                                                 ------------
                                                        8,032
--------------------------------------------------------------------------------
TOTAL TECHNOLOGY (COST $190,294)                      131,342
                                                 ------------
TOTAL COMMON STOCK (COST $288,272)                    217,256
                                                 ------------
--------------------------------------------------------------------------------
INVESTMENT COMPANY -- 1.1%
INDEX FUND-LARGE CAP -- 1.1%
Nasdaq-100 Index Tracking Stock*      129,100           2,679
                                                 ------------
                                                        2,679
                                                 ------------
TOTAL INVESTMENT COMPANY (COST $3,182)                  2,679
                                                 ------------
--------------------------------------------------------------------------------
CONVERTIBLE BOND -- 0.1%
MicroStrategy, Series A
   7.500%, 06/24/07                    $1,203             247
                                                 ------------
                                                          247
                                                 ------------
TOTAL CONVERTIBLE BOND (COST $0)                          246
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 12.1%
Deutsche Bank
   1.90%, dated 09/30/02, matures
   10/01/02, repurchase price
   $29,476,967 (collateralized by
   U.S. Government Obligations:
   total market value $30,065,343) (A) 29,475          29,475
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $29,475)              29,475
                                                 ------------
TOTAL INVESTMENTS-- 102.6% (COST $320,929)            249,656
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- (2.6)%
Receivable for Investment Securities Sold               8,276
Payable for Administrative Fees                           (34)
Payable for Distribution Fees                              (1)
Payable for Investment Advisory Fees                     (190)
Payable for Investment Securities Purchased           (14,557)
Other Assets and Liabilities, Net                         282
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                (6,224)
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value) based
   on 35,358,306 outstanding shares of common
   stock                                            2,789,622
Fund Shares of Advisor Class ($0.001 par value)
   based on 916,407 outstanding shares of
   common stock                                        12,700
Accumulated net investment loss                        (2,772)
Accumulated net realized loss on investments       (2,484,845)
Unrealized depreciation on investments                (71,273)
                                                 ------------
TOTAL NET ASSETS-- 100.0%                        $    243,432
                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                         $6.71
                                                        =====
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- ADVISOR CLASS                      $6.69
                                                        =====
* Non-income producing security.
(A)-- Tri-party repurchase agreement
Cl-- Class

The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS
                                        PBHG IRA CAPITAL PRESERVATION FUND PBCPX

                                  PBHG IRA CAPITAL PRESERVATION FUND (UNAUDITED)

                                   AVERAGE ANNUAL TOTAL RETURN1 AS OF SEPTEMBER 30, 2002

                                                       One    Annualized  Annualized
                                             6        Year      3 Year     Inception
                                          Months2    Return     Return      to Date
---------------------------------------------------------------------------------------------------------------------------
  PBHG IRA Capital Preservation Fund -
        PBHG Class3                        2.25%      4.77%     6.00%        6.02%
---------------------------------------------------------------------------------------------------------------------------
  PBHG IRA Capital Preservation Fund -
        Advisor Class4                     2.20%      4.72%     5.98%        6.00%
--------------------------------------------------------------------------------------------------------------------------

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG IRA CAPITAL PRESERVATION FUND1
                    VERSUS THE RYAN 5-YEAR GIC MASTER INDEX AND LIPPER MONEY MARKET FUNDS AVERAGE

                                      [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                         PBHG IRA Cap Preservation                  Ryan 5-Yr Index                  Lipper Money Mkt Average
8/31/99                        $10,000                                   $10,000                           $10,000
9/30/99                         10,055                                    10,053                            10,037
10/31/99                        10,112                                    10,106                            10,076
11/30/99                        10,166                                    10,159                            10,115
12/31/99                        10,224                                    10,212                            10,158
1/31/2000                       10,279                                    10,264                            10,201
2/29/2000                       10,331                                    10,317                            10,241
3/31/2000                       10,386                                    10,370                            10,286
4/30/2000                       10,441                                    10,422                            10,331
5/31/2000                       10,499                                    10,475                            10,378
6/30/2000                       10,555                                    10,528                            10,427
7/31/2000                       10,613                                    10,581                            10,478
8/31/2000                       10,674                                    10,634                            10,529
9/30/2000                       10,738                                    10,688                            10,579
10/31/2000                      10,799                                    10,741                            10,631
11/30/2000                      10,857                                    10,795                            10,681
12/31/2000                      10,917                                    10,848                            10,733
1/31/2001                       10,978                                    10,902                            10,783
2/28/2001                       11,032                                    10,956                            10,826
3/31/2001                       11,098                                    11,010                            10,868
4/30/2001                       11,154                                    11,064                            10,906
5/31/2001                       11,209                                    11,118                            10,941
6/30/2001                       11,263                                    11,171                            10,971
7/31/2001                       11,319                                    11,225                            11,001
8/31/2001                       11,377                                    11,279                            11,028
9/30/2001                       11,430                                    11,332                            11,053
10/31/2001                      11,484                                    11,385                            11,073
11/30/2001                      11,532                                    11,438                            11,088
12/31/2001                      11,577                                    11,490                            11,101
1/31/2002                       11,621                                    11,543                            11,114
2/28/2002                       11,665                                    11,595                            11,124
3/31/2002                       11,711                                    11,647                            11,134
4/30/2002                       11,753                                    11,699                            11,144
5/31/2002                       11,800                                    11,751                            11,154
6/30/2002                       11,844                                    11,802                            11,164
7/31/2002                       11,887                                    11,854                            11,174
8/31/2002                       11,930                                    11,905                            11,183
9/30/2002                       11,974                                    11,955                            11,192

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. While not fixed at $1.00 per share like a money market fund, the wrapper agreements are likely to cause the net asset value of the Fund to be considerably more stable than a typical high-quality fixed-income fund. A money market fund will generally have a shorter average maturity than the Fund and its yield will tend to more closely track the direction of current market rates than the yield of the Fund. Over the long-term, however, the Sub-Adviser believes the Fund's mix of investments and longer average duration will offset those differences by producing higher returns than a money market fund. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month returns have not been annualized.
3 On January 11, 2002, the PBHG IRA Capital Preservation Fund acquired the assets of the IRA Capital Preservation Portfolio. Prior to the acquisition, the PBHG Class shares of the fund were known as the Institutional Class shares of the IRA Capital Preservation Portfolio. The IRA Capital Preservation Portfolio was a series of the UAM Funds Trust. The IRA Capital Preservation Portfolio was managed by Dwight Asset Management Company, the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the IRA Capital Preservation Portfolio. Data includes performance of the Fund's predecessor, whose inception date was August 31, 1999.
4 The performance shown for the Advisor Class prior to its inception on July 31, 2002, is based on the performance and expenses of the PBHG Class. Subsequent to July 31, 2002, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The cumulative total return of the Advisor Class from its inception date to September 30, 2002 was 0.69%.
5 The Ryan 5-Year GIC Master Index is an unmanaged index with an arithmetic mean or market rates of $1 million GIC contracts held for five years. The market rates are representative of a diversified, investment grade portfolio of contracts issued by credit worthy insurance companies. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
6 The Lipper Money Market Funds Average represents the average performance of
  388 mutual funds classified by Lipper, Inc. in the Money Market Funds category. The performance figures are based on changes in net asset value of the funds in the category with all capital gain distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.


SECTOR WEIGHTINGS AT SEPTEMBER 30, 2002

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Residential Mortgages-Agency                14%
Commercial Mortgages                        16%
Residential Mortgages                        6%
Asset-Backed Securities                     57%
Corporate Bonds                              4%
Interest Only Strips                         3%

% of Total Portfolio Investments in Long-Term Obligations


TOP TEN HOLDINGS AT SEPTEMBER 30, 2002*

Federal National Mortgage Association
   30 year Fixed TBA, 7.50%                       4.2%
Federal Home Loan Mortgage Association
   30 year Fixed TBA, 6.50%                       3.0%
Federal National Mortgage Association
   30 year Fixed TBA, 6.50%                       3.0%
Providian Master Trust, Ser 2000-1, Cl A          2.6%
Merrill Lynch Mortgage Investors,
   Ser 1997-C1, Cl A3                             2.6%
Conseco Private Label Master Note Trust,
   Ser 2001-A, Cl A                               2.5%
Delta Air Lines, Ser 2002-1, Cl G-1               2.4%
EQCC Trust, Ser 2002-1, Cl 2A                     2.3%
CNH Equipment Trust, Ser 2000-A, Cl A4            2.3%
Arran Master Trust, Ser 2000-B, Cl A              2.2%
----------------------------------------------------------------------------
Total Top Ten Holdings                           27.1%

*As a % of Long-Term Obligations

PBHG FUNDS
PBHG IRA CAPITAL PRESERVATION FUND PBCPX

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
RESIDENTIAL MORTGAGES-AGENCY-- 14.4%
Federal Home Loan Mortgage Association,
   30 year Fixed TBA
   6.500%, 10/15/32                   $25,000     $    25,922
Federal Home Loan Mortgage Corporation
   2360 IP CMO
   5.750%, 07/15/26                     5,000           5,102
Federal National Mortgage Association
   15 year Fixed TBA
   6.500%, 10/21/17                    15,000          15,703
   6.500%, 10/21/17                    15,000          15,703
Federal National Mortgage Association
   30 year Fixed TBA
   7.500%, 10/15/32                    35,000          36,936
   6.500%, 10/15/32                    25,000          25,898
Federal National Mortgage Association
   Ser 1997-88, Cl B
   9.000%, 11/18/24                        37              37
                                                  -----------
TOTAL RESIDENTIAL MORTGAGES-AGENCY (COST $124,707)    125,301
                                                  -----------
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGES-- 9.7%
Asset Securitization Corporation,
   Ser 1997-D4, Cl PS1 IO
   1.320%, 04/14/29                    86,241           4,481
Banc of America Commercial
   Mortgage, Ser 2000-1, Cl A1A
   7.109%, 11/15/31                     5,951           6,642
Banc of America Commercial
   Mortgage, Ser 2001-1, Cl X IO
   1.340%, 04/15/36                    14,817             975
Bank of America-First Union
   National Bank Commercial
   Mortgage, Ser 2001-3, Cl XC IO
   0.880%, 04/11/37                    13,020             734
Citicorp Mortgage Securities,
   Ser 2002-3, Cl 1A1
   6.250%, 03/25/32                     4,000           4,246
Deutsche Mortgage & Asset Receiving,
   Ser 1998-C1 A1
   6.220%, 06/15/31                     8,110           8,691
DLJ Commercial Mortgage,
   Ser 1999-CG1, Cl A1A
   6.080%, 03/10/32                     3,876           4,178
First Union-Lehman Brothers-
   Bank of America 1998-C2 IO
   0.783%, 11/18/35                    76,365           2,237
GMAC Commercial Mortgage
   Securities, Ser 2002-C1, Cl X1 IO
   0.630%, 11/15/39                    78,528           2,879
Keycorp, Series 2000-C1, Cl A1
   7.617%, 06/15/09                     2,729           3,080
LB-UBS Commercial Mortgage Trust,
   Ser 2002-C1, Cl XCL IO
   0.360%, 03/15/34                   132,752           3,223
Merrill Lynch Mortgage Investors,
   Ser 1997-C1, Cl A3
   7.120%, 06/18/29                    20,000          22,247
Midland Realty Acceptance Corporate
   CMO, Ser 1996-C1, Cl A2
   7.475%, 08/25/28                       161             163
--------------------------------------------------------------------------------

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGES -- CONTINUED
Midland Realty Acceptance Corporate
   CMO, Ser 1996-C2, Cl A2
   7.233%, 01/25/29                   $ 1,450     $     1,624
Morgan Stanley Capital,
   Ser 1999-LIFE, Cl A1
   6.970%, 10/15/08                     2,064           2,283
Mortgage Capital Funding,
   Ser 1996-MC2, Cl A2
   6.909%, 02/20/06                     4,000           4,187
Mortgage Capital Funding,
   Ser 1997-MC1, Cl A2
   7.223%, 02/20/27                     6,171           6,581
Nationslink Funding Corporation,
   Ser 1999-2, Cl A3
   7.181%, 06/20/31                     5,000           5,634
                                                  -----------
TOTAL COMMERCIAL MORTGAGES (COST $79,680)              84,085
                                                  -----------
--------------------------------------------------------------------------------
RESIDENTIAL MORTGAGES-- 8.1%
Bank of America Mortgage Securities,
   Ser 2002-E, Cl A1
   7.019%, 06/20/31                    15,921          16,319
Crusade Global Trust,
   Ser 2002-1, Cl A
   2.070%, 02/20/33                     4,331           4,329
Granite Mortgages Plc,
   Ser 2002-1, Cl 1A1
   1.951%, 12/20/16                     8,066           8,065
Holmes Financing Plc,
   Ser 2, Cl 2A
   2.040%, 07/15/17                    10,000          10,005
Wells Fargo Mortgage Backed
   Securities Trust, Ser 2001-31, Cl A2
   6.500%, 01/25/32                    10,593          10,886
Wells Fargo Mortgage Backed
   Securities Trust, Ser 2001-26, Cl A2
   6.250%, 11/25/31                     9,783           9,919
Wells Fargo Mortgage Backed
   Securities Trust, Ser 2001-32, Cl A1
   6.500%, 01/25/32                    10,955          11,138
                                                  -----------
TOTAL RESIDENTIAL MORTGAGES (COST $70,582)             70,661
                                                  -----------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 50.3%
AUTO & TRANSPORTATION -- 5.5%
Associates Automobile Receivables
   Trust, Ser 2000-1, Cl A3
   7.300%, 01/15/04                     2,095           2,129
Capital One Auto Finance
   Trust, Ser 2002-A, Cl A4
   4.790%, 01/15/09                    10,000          10,602
Daimler Chrysler Auto Trust,
   Ser 2001-A, Cl A2
   4.980%, 01/06/04                     2,206           2,214
Harley-Davidson Motorcycle Trust,
   Ser 2001-2, Cl A1
   3.770%, 04/17/06                     3,959           3,999
Navistar Financial Corp Owner Trust,
   Ser 2001-B, Cl A4
   4.370%, 11/17/08                     4,597           4,801
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS
                                        PBHG IRA CAPITAL PRESERVATION FUND PBCPX

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
AUTO & TRANSPORTATION-- CONTINUED
Premier Auto Trust, Ser 1999-1, Cl A4
   5.820%, 10/08/03                   $ 1,422     $     1,432
Provident Auto Lease ABS Trust,
   Private Placement 144a,
   Ser 1999-1, Cl A3
   7.260%, 01/14/12                    10,000          10,360
Provident Auto Lease ABS Trust,
   Private Placement 144a,
   Ser 1999-1, Cl A2
   7.025%, 11/14/05                    11,827          12,563
                                                  -----------
                                                       48,100
--------------------------------------------------------------------------------
BOATS -- 0.1%
CIT Marine Trust, Ser 1999-A, Cl A2
   5.800%, 04/15/10                       494             502
                                                  -----------
                                                          502
--------------------------------------------------------------------------------
CORPORATES/YANKEES -- 1.4%
Chilquinta Energy Private Placement 144a
   6.470%, 04/01/08                     1,300           1,448
Pemex Finance, Private Placement 144a,
   Ser 1A1, Cl A2
   6.300%, 05/15/10                     2,750           2,859
Pemex Finance, Private Placement 144a,
   Ser 2A1, Cl A1
   6.125%, 11/15/03                     3,023           3,124
Pemex Finance, Ser 1A1, Cl A1
   5.720%, 11/15/03                     4,159           4,286
                                                  -----------
                                                       11,717
--------------------------------------------------------------------------------
CREDIT CARD-- 9.0%
Arran Master Trust, Ser 2000-B, Cl A
   2.016%, 03/15/07                    19,000          19,049
Conseco Private Label Master
   Note Trust, Ser 2001-A, Cl A
   2.091%, 12/15/08                    22,000          21,925
Keb Card International ABS Limited,
   Private Placement 144a,
   Ser 2002-1A, Cl 1
   2.301%, 02/28/09                     5,000           5,000
Providian Master Trust,
   Ser 1997-4, Cl A
   6.250%, 06/15/07                    10,000          10,050
Providian Master Trust,
   Ser 2000-1, Cl A
   7.490%, 08/17/09                    21,000          22,285
                                                  -----------
                                                       78,309
--------------------------------------------------------------------------------
EQUIPMENT LEASE-- 3.9%
CNH Equipment Trust,
   Ser 2000-A, Cl A4
   7.340%, 02/15/07                    19,182          19,959
CNH Equipment Trust,
   Ser 2000-B, Cl A3
   6.880%, 03/15/05                       596             602
CNH Equipment Trust,
   Ser 2002-A, Cl A4
   2.111%, 08/15/08                    10,000          10,062
--------------------------------------------------------------------------------

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
EQUIPMENT LEASE-- CONTINUED
Railcar Leasing, LLC,
   Private Placement 144a,
   Ser 1, Cl A1
   6.750%, 07/15/06                   $ 3,037     $     3,242
                                                  -----------
                                                       33,865
--------------------------------------------------------------------------------
HOME EQUITY LOANS-- 25.0%
Advanta Mortgage Loan Trust,
   Ser 1998-1, Cl A4
   6.420%, 09/25/21                        24              24
Ameriquest Mortgage Securities,
   Ser 2002-1, Cl AF5
   6.670%, 05/25/32                    10,000          10,604
Ameriquest Mortgage Securities,
   Series 2002-3, Cl AF5
   5.470%, 01/05/10                     3,891           3,877
Chase Funding Loan Aquisition
   Trust, Ser 2002-C1, Cl IA3
   5.353%, 09/25/26                    10,000          10,474
Chase Funding Mortgage Loan,
   Ser 2001-3 Cl 1A5
   6.425%, 10/25/31                    12,000          12,609
CIT Group Home Equity Loan Trust,
   Ser 2002-1, Cl AF5
   6.710%, 05/25/31                     6,000           6,421
Conseco Finance, Ser 2002-A, Cl A1B
   3.340%, 10/15/18                     3,176           3,182
Conseco Finance, Ser 2002-A, Cl A2
   4.690%, 08/15/21                     5,000           5,031
Contimortgage Home Equity
   Loan Trust, Ser 1997-5, Cl A4
   6.580%, 06/15/19                        22              22
EQCC Trust, Ser 2002-1, Cl 2A
   2.114%, 11/25/31                    20,155          20,137
Federal Home Loan Mortgage
   Corporation Structured
   Pass Through T-9 A3
   6.660%, 07/25/15                        30              30
Federal Home Loan Mortgage
   Corporation Structured
   Pass Through T-10 A2
   6.350%, 09/25/13                        13              13
Federal Home Loan Mortgage
   Corporation Structured
   Pass Through T-14 A3
   5.900%, 03/25/24                        17              17
Federal Home Loan Mortgage
   Corporation Structured
   Pass Through T-49 AF3 TBA
   3.410%, 09/25/32                    12,000          11,999
Federal Home Loan Mortgage
   Corporation Structured
   Pass Through T-49 AF4 TBA
   4.160%, 09/25/32                    10,000           9,999
Federal National Mortgage
   Association, Ser 2002-W2, Cl AF5
   6.000%, 06/25/32                    10,000          10,518
--------------------------------------------------------------------------------

PBHG FUNDS
PBHG IRA CAPITAL PRESERVATION FUND PBCPX

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
HOME EQUITY LOANS-- CONTINUED
Household Home Equity Loan Trust,
   Ser 2002-1, Cl A
   2.190%, 12/22/31                   $ 9,770        $  9,761
Independent National Mortgage
   Home Equity, Ser 1997-A AF3
   6.700%, 12/25/25                        16              16
Indymac Home Equity Loan
   Asset-Backed Trust,
   Ser 2001-B, Cl AF5
   7.005%, 04/25/31                     5,000           5,229
Long Beach Mortgage Loan Trust,
   Ser 2002-1, Cl 2A4
   6.460%, 06/25/32                    10,000          10,138
Mellon Residential Funding,
   Ser 2001-HEIL, Cl A2
   5.565%, 06/25/09                     5,000           5,071
Residential Asset Securities,
   Ser 1998-KS3, Cl AI4
   6.035%, 04/25/24                       758             762
Residential Asset Securities,
   Ser 2000-KS5, Cl AI3
   7.040%, 04/25/26                     5,542           5,634
Residential Asset Securities,
   Ser 2001-KS3, Cl AI5
   6.480%, 09/25/31                     1,500           1,618
Residential Asset Securities,
   Ser 2002-KS2, Cl AI5
   6.779%, 04/25/32                     8,000           8,508
Salomon Brothers Mortgage
   Securities VII, Ser 2002-UST1, Cl A1
   6.500%, 09/25/16                     6,646           6,700
Saxon Asset Securities Trust,
   Ser 1999-3, Cl AF4
   7.550%, 10/25/26                     1,290           1,330
Saxon Asset Securities Trust,
   Ser 2000-2, Cl AF5
   8.483%, 07/25/30                     6,270           6,806
Southern Pacific Secured Asset,
   Ser 1997-3, Cl A5
   7.190%, 09/25/27                     8,349           8,698
The Money Store Equity Trust,
   Ser 1998-B, Cl AF5
   6.225%, 09/15/23                        52              52
The Money Store Home Equity Trust,
   Ser 1996-B, Cl A8
   7.910%, 05/15/24                     3,408           3,514
The Money Store Home Equity Trust,
   Ser 1996-D, Cl A8
   7.370%, 04/15/28                    17,814          18,644
The Money Store Home Equity Trust,
   Ser 1996-D, Cl A9
   7.000%, 04/15/28                     2,455           2,549
The Money Store Home Equity Trust,
   Ser 1998-A, Cl AF5
   6.370%, 12/15/23                        79              80
The Money Store Home Equity Trust,
   Ser 1998-A, Cl AF9
   6.400%, 04/15/39                    10,000          10,629
--------------------------------------------------------------------------------

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
HOME EQUITY LOANS-- CONTINUED
UCFC Home Equity Loan,
   Ser 1996-A1, Cl A7
   7.125%, 08/15/21                   $ 5,641     $     5,772
                                                  -----------
                                                      216,468
--------------------------------------------------------------------------------
INFRASTRUCTURE-- 1.3%
California Infrastructure SCE-1,
   Ser 1997-1, Cl A7
   6.420%, 12/26/09                     4,025           4,515
Consumers Funding LLC,
   Ser 2001-1, Cl A1
   2.590%, 04/20/05                     6,791           6,805
                                                  -----------
                                                       11,320
--------------------------------------------------------------------------------
MANUFACTURED HOUSING -- 0.4%
Lehman ABS Manufactured
   Housing Contract,
   Ser 2001-B Cl A6
   6.467%, 08/15/28                     3,500           3,608
Vanderbilt Mortgage Finance,
   Ser 1999-C, Cl 1A2
   7.090%, 11/07/13                       297             306
                                                  -----------
                                                        3,914
--------------------------------------------------------------------------------
OTHER-- 1.9%
New York City Tax Lien,
   Private Placement 144a,
   Ser 2001-AA, Cl A
   5.590%, 09/10/14                     1,136           1,157
New York City Tax Lien,
   Private Placement 144a,
   Ser 2002-AA, Cl A
   4.230%, 10/10/15                    15,000          14,999
                                                  -----------
                                                       16,156
--------------------------------------------------------------------------------
RECREATIONAL VEHICLES-- 1.8%
Distribution Financial Services Trust,
   Ser 1999-1, Cl A4
   5.840%, 10/17/11                     9,196           9,402
Distribution Financial Services Trust,
   Ser 1999-1, Cl A6
   6.020%, 11/15/16                     2,500           2,655
Distribution Financial Services Trust,
   Ser 2001-1, Cl A5
   6.190%, 11/15/22                     3,000           3,284
                                                  -----------
                                                       15,341
                                                  -----------
TOTAL ASSET-BACKED SECURITIES (COST $429,730)         435,692
                                                  -----------
--------------------------------------------------------------------------------
PRINCIPAL ONLY CERTIFICATES (PO)-- 0.2%
Bank of America Mortgage Securities,
   Ser 2001-H, Cl A2
   0.000%, 12/25/31                       764             706
Bank of America Mortgage Securities,
   Ser 2002-A, Cl A5
   0.000%, 02/25/32                     1,223           1,065
                                                  -----------
TOTAL PRINCIPAL ONLY CERTIFICATES (PO)
   (COST $1,745)                                        1,771
                                                  -----------
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS
                                        PBHG IRA CAPITAL PRESERVATION FUND PBCPX

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)


                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
INTEREST ONLY STRIPS (IO) -- 2.7%
Fannie Mae, Ser 2002-18, Cl LI
   6.500%, 02/25/23                   $26,221     $     1,370
First Union National Bank
   Commerical Mortgage,
   Private Placement 144a,
   Ser 2001-C3, Cl X1
   0.660%, 08/15/33                   268,371           9,992
Freddie Mac, Ser 2319, Cl SD
   5.477%, 05/15/31                    15,456             399
Freddie Mac, Ser 2410, Cl MI
   6.500%, 08/15/21                    15,067             623
Freddie Mac, Ser 2444, Cl BI
   6.500%, 01/15/22                     8,742             495
GMAC Commercial Mortgage Securities,
   Private Placement 144a,
   Ser 2002-C2, Cl X1
   0.405%, 10/15/38                   259,625          10,471
                                                  -----------
TOTAL INTEREST ONLY STRIPS (IO) (COST $25,282)         23,350
                                                  -----------
--------------------------------------------------------------------------------
CORPORATE BONDS-- 16.7%
America West Airlines, Ser 1999-1
   7.930%, 01/02/19                     2,611           2,723
America West Airlines,
   Private Placement 144a
   7.100%, 04/02/21                     8,513           8,828
American Airlines, Floating Rate
   Quarterly Note
   2.420%, 09/23/07                    10,000          10,000
Continental Airlines,
   Ser 2002-1, Cl G1
   2.200%, 08/15/11                    15,000          14,967
Continental Airlines,
   Ser 2002-1, Cl G2
   6.563%, 02/15/12                    14,000          15,094
Credipia, Private Placement 144a,
   Ser 2001-1A, Cl A
   2.340%, 12/28/07                    15,000          15,000
Delta Air Lines, Ser 2002-1, Cl G-1
   6.718%, 01/02/23                    20,000          21,158
Mashantucket Western Pequot Tribe,
   Private Placement 144a
   6.570%, 09/01/13                     8,145           9,214
Northwest Airlines, Ser 2000-1, Cl G
   8.072%, 04/01/21                     7,005           7,723
Northwest Airlines, Ser 2002-1, Cl G2
   6.264%, 11/20/21                    10,000          10,233
PF Export Receivables Master Trust,
   Private Placement 144a
   6.600%, 12/01/11                     7,000           7,799
US Airways
   7.076%, 03/20/21                    11,118          11,429
US Airways, Ser 2000-3G
   7.890%, 03/01/19                    10,471          10,860
                                                  -----------
TOTAL CORPORATE BONDS (COST $140,390)                 145,028
                                                  -----------
--------------------------------------------------------------------------------

                                      Face             Market
Description                       Amount (000)       Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 15.2%
Barclays
   1.89%, dated 09/30/02, matures 10/01/02,
   repurchase price $83,744,798 (collateralized
   by U.S. Government Obligations:
   total market value
   $85,418,761) (A)(B)                  $83,740   $    83,740

UBS Warburg LLC
   1.89%, dated 09/30/02, matures
   10/01/02, repurchase price $47,493,551
   (collateralized by U.S. Government
   Obligations: total market value
   $48,441,946) (A)(B)                   47,491        47,491
                                                  -----------
TOTAL REPURCHASE AGREEMENTS (COST $131,231)           131,231
                                                  -----------
TOTAL INVESTMENTS-- 117.3% (COST $1,003,347)        1,017,119
                                                  -----------
--------------------------------------------------------------------------------
WRAPPER AGREEMENTS -- (1.7)%
American International Group*+                         (1,931)
Bank of America*+                                      (5,827)
CDC Financial Products*+                               (5,058)
Monumental Life*+                                      (1,878)
                                                  -----------
TOTAL WRAPPER AGREEMENTS                              (14,694)
                                                  -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- (15.6)%
Payable for Administrative Fees                          (105)
Payable for Investment Advisory Fees                     (162)
Payable for Investment Securities Purchased          (141,894)
Payable for Wrapper Fees                                 (474)
Other Assets and Liabilities, Net                       7,014
                                                  -----------
TOTAL OTHER ASSETS AND LIABILITIES, NET              (135,621)
                                                  -----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 86,670,286 outstanding shares of
   common stock                                       867,290
Fund Shares of Advisor Class ($0.001 par value)
   based on 10,081 outstanding shares of
   common stock                                           101
Undistributed net investment income                       127
Accumulated net realized gain on investments            2,211
Unrealized appreciation on investments                 13,772
Unrealized depreciation on wrapper agreements         (16,697)
                                                  -----------
TOTAL NET ASSETS-- 100.0%                         $   866,804
                                                  ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                        $10.00
                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- ADVISOR CLASS                     $10.00
                                                       ======

* The Wrapper Agreements are designed to maintain the book value of a portion of the Fund's covered assets up to a specified maximum dollar amount upon the occurrence of certain specific events ("termination events"). Upon the occurrence of a termination event, the wrap provider will pay to the Fund the difference between the market value and the book value of the wrap if the market value is less than the book value. If the market value is greater than the book value of the wrap than the Fund will pay the wrap provider the difference.
** Notional Amount
+ Fair-valued security.
144a -- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normaly to qualified institutional buyers. At September 30, 2002, these securities amounted to a value of $116,056,000 or 13.4% of net assets.
(A)-- Tri-party repurchase agreement
(B) -- A portion of the Repurchase Agreement is held in a segregated account maintained for liquidity purposes pursuant to the Wrapper Agreement as disclosed in Note 2.
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
IO -- Interest Only
LLC -- Limited Liability Company
PO -- Principal Only
Ser -- Series
STRIPS -- Separate Trading of Registered Interest and Principal of Securities. TBA -- Securities traded under delayed delivery commitments settling after September 30, 2002. Income on these securities will not be earned until settle date.

The accompanying notes are an integral part of the financial statements.

PBHG FUNDS
PBHG CASH RESERVES FUND PBCXX

PBHG CASH RESERVES FUND (UNAUDITED)

                                                    AVERAGE ANNUAL TOTAL RETURN1
                                                      AS OF SEPTEMBER 30, 2002

                                             One    Annualized Annualized  Annualized
                                  6         Year      3 Year     5 Year     Inception
                               Months2     Return     Return     Return     to Date3
---------------------------------------------------------------------------------------------------------------------------
  PBHG Cash Reserves Fund         0.56%       1.31%      3.87%      4.25%       4.53%
---------------------------------------------------------------------------------------------------------------------------


              COMPARISON OF TOTAL RETURN, AS OF SEPTEMBER 30, 2002
                        FOR THE PBHG CASH RESERVES FUND,
                  VERSUS THE LIPPER MONEY MARKET FUNDS AVERAGE1

                 [BAR CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

               PBHG CASH RESERVES FUND      LIPPER MONEY MARKET FUNDS AVERAGE4
 ONE YEAR               1.31%                             1.26%

1 Performance is historical, reflects the reinvestment of all distributions and not indicative of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An investment in the PBHG Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.
2 The six month return has not been annualized.
3 The PBHG Cash Reserves Fund commenced operations on April 5, 1995.
4 The Lipper Money Market Funds Average represents the average performance of
  388 mutual funds classified by Lipper, Inc. in the Money Market category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. The Average is not intended to imply the Funds past or future performance. A direct investment in the Average is not possible.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2002

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Certificates of Deposit         16%
Commercial Paper                53%
Government Bond                 15%
Cash                            16%

% of Total Portfolio Investments

                                                                      PBHG FUNDS
                                                   PBHG CASH RESERVES FUND PBCXX

                                                        STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2002 (UNAUDITED)

                                         Face          Market
Description                          Amount (000)    Value (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 16.4%
Abbey National Plc
   1.750%, 11/20/02                    $3,000    $      3,000
American Express Centurion
   1.760%, 10/15/02                     3,000           3,000
Barclays Bank
   1.790%, 12/31/02                     2,000           2,000
Canadian Imperial Bank NY
   2.070%, 12/23/02                     3,000           3,001
Standard Federal Bank
   1.760%, 10/15/02                     3,000           3,000
Svenska Handels
   1.770%, 10/23/02                     3,000           3,000
                                                  -----------
TOTAL CERTIFICATES OF DEPOSIT (COST $17,001)           17,001
                                                  -----------
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 53.5%
Alcoa
   1.793%, 10/02/02                     3,000           3,000
Apreco
   1.788%, 10/21/02                     2,000           1,998
Archer-Daniels
   1.759%, 03/05/03                     2,000           1,985
ChevronTexaco
   1.741%, 12/06/02                     1,000             997
Clipper Receivables
   1.818%, 10/10/02                     2,000           1,999
Coca-Cola
   1.789%, 01/21/03                     2,000           1,989
Corporate Receivable
   1.770%, 10/07/02                     2,200           2,199
Delaware Funding
   1.797%, 10/24/02                     2,000           1,998
Diageo Capital Plc
   1.826%, 10/02/02                     2,000           2,000
Edison Asset Securities
   1.790%, 11/22/02                     2,000           1,995
Eureka Securities
   1.780%, 11/22/02                     2,000           1,995
FCAR Owner Trust I
   1.800%, 11/13/02                     2,000           1,996
General Electric
   1.785%, 11/22/02                     2,000           1,995
General Electric Capital
   1.705%, 05/01/03                     2,000           1,980
Gillette
   1.708%, 02/07/03                     3,000           2,982
Glaxo Smith Kline
   1.760%, 10/18/02                     3,000           2,998
Goldman Sachs Group
   2.915%, 04/01/03                     2,000           1,971
Greyhawk Funding LLC
   1.789%, 10/29/02                     2,000           1,997
HBOS Treasury Services Plc
   1.782%, 11/27/02                     2,000           1,994
KFW International
   1.792%, 10/02/02                     2,500           2,500
--------------------------------------------------------------------------------

                                      Face             Market
Description                       Amount (000)       Value (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- CONTINUED
Kitty Hawk Funding
   1.787%, 10/21/02            $        2,000     $     1,998
Mass Mutual Funding
   1.776%, 10/09/02                     2,000           1,999
Park Ave Receivable
   1.807%, 10/18/02                     2,000           1,998
Preferred Receivable Funding
   1.760%, 10/02/02                     2,000           2,000
Societe Generale
   1.860%, 12/16/02                     3,000           2,988
Variable Funding
   1.750%, 10/09/02                     2,000           1,999
                                                  -----------
TOTAL COMMERCIAL PAPER (COST $55,550)                  55,550
                                                  -----------
--------------------------------------------------------------------------------
U.S. GOVERNMENT BONDS -- 15.3%
Federal Home Loan Bank
   2.010%, 10/10/03                     2,000           2,000
   2.000%, 09/08/03                     2,000           2,000
   0.000%, 12/26/02 (B)                 6,000           5,976
Federal Home Loan Bank,
   1.925%, 10/27/03                     1,000           1,000
Federal Home Loan Mortgage Corporation
   0.000%, 12/30/02 (B)                 5,000           4,978
                                                  -----------
TOTAL U.S. GOVERNMENT BONDS (COST $15,954)             15,954
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 15.5%
Deutsche Bank
   1.95%, dated 09/30/02, matures
   10/02/02, repurchase price
   $16,100,860 (collateralized by
   U.S. Government Obligations:
   total market value $16,422,000) (A) 16,100          16,100
                                                  -----------
TOTAL REPURCHASE AGREEMENT  (COST $16,100)             16,100
                                                  -----------
TOTAL INVESTMENTS-- 100.7% (COST $104,605)            104,605
                                                  -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- (0.7)%
Payable for Administrative Fees                           (13)
Payable for Investment Advisory Fees                      (26)
Other Assets and Liabilities, Net                        (674)
                                                  -----------
TOTAL OTHER ASSETS AND LIABILITIES, NET                  (713)
                                                  -----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 103,896,882 outstanding shares
   of common stock                                    103,899
Undistributed net investment income                         2
Accumulated net realized loss on investments               (9)
                                                  -----------
TOTAL NET ASSETS-- 100.0%                         $   103,892
                                                  ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                         $1.00
                                                        =====

(A)-- Tri-party repurchase agreement
(B) -- Discount Notes
LLC -- Limited Liability Company
Plc  -- Public Limited Company


The accompanying notes are an integral part of the financial statements.

PBHG FUNDS

                    [This page is intentionally left blank.]

                                                                                                                 PBHG FUNDS

                                                                                 STATEMENTS OF ASSETS AND LIABILITIES (000)
---------------------------------------------------------------------------------------------------------------------------
                                                                                             September 30, 2002 (UNAUDITED)

                                                          ----------------           ----------------       ----------------
                                                                                           PBHG                     PBHG
                                                                PBHG                     LARGE CAP           GLOBAL TECHNOLOGY &
                                                              LARGE CAP                    VALUE               COMMUNICATIONS
                                                               20 FUND                     FUND                     FUND
                                                          ----------------           ----------------        ----------------
ASSETS:
     Investment Securities, At Cost 1                        $   217,042              $   380,082              $     21,851
                                                             -----------              -----------              ------------
     Investment Securities, At Market Value 1                $   205,127              $   328,243              $     15,058
     Dividends and Interest Receivable                                99                      558                         6
     Foreign Tax Reclaim Receivable                                   --                       --                         8
     Receivable for Capital Shares Sold                               44                      218                         2
     Receivable for Investment Securities Sold                    21,972                   23,226                     1,234
                                                             -----------              -----------              ------------
     Total Assets                                                227,242                  352,245                    16,308
                                                             -----------              -----------              ------------
LIABILITIES:
     Payable for Administrative Fees                                  28                       44                         2
     Payable for Investment Advisory Fees                            157                      190                         9
     Payable for Investment Securities Purchased                  10,594                   34,356                         3
     Payable for Capital Shares Redeemed                             238                      980                        30
     Accrued Expenses                                                 47                       57                        14
                                                             -----------              -----------              ------------
     Total Liabilities                                            11,064                   35,627                        58
                                                             -----------              -----------              ------------
NET ASSETS:
     Fund Shares of PBHG Class                                   601,333                  493,423                   107,486
     Fund Shares of Advisor Class                                    102                      161                       --
     Undistributed net investment income/Accumulated
       net investment loss                                          (919)                   2,286                      (246)
     Accumulated net realized loss on investments               (372,423)                (127,413)                  (84,197)
     Net unrealized depreciation on investments                  (11,915)                 (51,839)                   (6,793)
                                                             -----------              -----------              ------------
     NET ASSETS                                              $   216,178              $   316,618              $     16,250
                                                             ===========              ===========              ============
     Outstanding shares of beneficial
       interest-- PBHG Class 2                                19,276,855               33,534,467                 8,725,495

     Outstanding shares of beneficial
       interest-- Advisor Class 2                                  4,103                   10,651                      N/A

     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- PBHG CLASS                               $11.21                    $9.44                     $1.86
                                                                  ======                    =====                     =====
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- ADVISOR CLASS                            $11.17                    $9.40                       N/A
                                                                  ======                    =====                     =====

1. Includes repurchase agreements amounting to (000's) $9,166 for the PBHG Large Cap 20 Fund, $24,133 for the
   PBHG Large Cap Value Fund, and $1,337 for the PBHG Global Technology & Communications Fund.
2. Par Value of $0.001. Shares have not been rounded.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

PBHG FUNDS

STATEMENTS OF OPERATIONS (000) (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


                                                      ----------------    ----------------     ----------------     ----------------
                                                                                PBHG                                     PBHG
                                                             PBHG             EMERGING                PBHG               LARGE
                                                          CORE GROWTH          GROWTH                GROWTH             CAP 20
                                                             FUND               FUND                  FUND               FUND
                                                      ----------------    ----------------     ----------------     ----------------
                                                            4/1/02             4/1/02                4/1/02             4/1/02
                                                              to                 to                    to                 to
                                                            9/30/02            9/30/02               9/30/02            9/30/02
                                                      ----------------    ----------------     ----------------     ----------------
INVESTMENT INCOME:
     Dividends                                            $     39           $      20             $   1,079           $    702
     Interest                                                   19                 157                 1,015                291
     Less: Foreign Taxes Withheld                               --                  --                    --                 --
                                                          --------           ---------             ---------           --------
       Total Investment Income                                  58                 177                 2,094                993
                                                          --------           ---------             ---------           --------
EXPENSES:
     Investment Advisory Fees                                  188               1,211                 6,941              1,150
     Administrative Fees                                        33                 214                 1,225                203
     Transfer Agent Fees                                       108                 621                 2,618                502
     Printing Fees                                               7                  44                   248                 41
     Professional Fees                                           3                  22                   126                 21
     Line of Credit Fees                                         2                  11                    56                  9
     Distribution Fees 1                                        --                  --                    54                 --
     Registration and Filing Fees                                8                  21                    33                 17
     Custodian Fees                                              5                   8                    32                  6
     Directors' Fees                                             1                   4                    23                  4
     Miscellaneous Fees                                          1                   7                    41                  7
                                                          --------           ---------             ---------           --------
         TOTAL EXPENSES                                        356               2,163                11,397              1,960
                                                          --------           ---------             ---------           --------
     Waiver of Investment Advisory Fees                        (22)                 --                    --                 --
     Expense Reduction 2                                        (2)                 (5)                  (19)                (6)
     Directed Brokerage 3                                       (6)                 (5)                 (212)               (42)
                                                          --------           ---------             ---------           --------
         Net Expenses                                          326               2,153                11,166              1,912
                                                          --------           ---------             ---------           --------
     NET INVESTMENT INCOME (LOSS)                             (268)             (1,976)               (9,072)              (919)
                                                          --------           ---------             ---------           --------
     Net Realized Gain (Loss) from Security Transactions    (7,283)            (96,232)             (209,287)           (54,809)
     Net Change in Unrealized Depreciation on Investments   (5,438)            (85,996)             (245,860)           (25,327)
                                                          --------           ---------             ---------           --------
     NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS       (12,721)           (182,228)             (455,147)           (80,136)
                                                          --------           ---------             ---------           --------
     DECREASE IN NET ASSETS RESULTING FROM OPERATIONS     ($12,989)          ($184,204)            ($464,219)          ($81,055)
                                                          ========           =========             =========           ========

1. All distribution fees are incurred in the Advisor Class.  Currently, the PBHG Growth, PBHG Large Cap 20, PBHG Large
   Cap Growth, and PBHG Large Cap Value Funds offer Advisor Class Shares.  Distribution Fees incurred for the six months ended September 30, 2002, were as follows: $53,703, $67, $219, and $216, respectively.
2. All expense reductions are for transfer agent expenses.
3. See Note 2 in the Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                                      ----------------    ----------------   ----------------    ----------------
                                                             PBHG                                   PBHG                PBHG
                                                           LARGE CAP            PBHG                 NEW               SELECT
                                                            GROWTH             LIMITED          OPPORTUNITIES          EQUITY
                                                             FUND               FUND                FUND                FUND
                                                      ----------------    ----------------   ----------------    ----------------
                                                            4/1/02             4/1/02              4/1/02              4/1/02
                                                              to                 to                  to                  to
                                                            9/30/02            9/30/02             9/30/02             9/30/02
                                                      ----------------    ----------------   ----------------    ----------------

INVESTMENT INCOME:
     Dividends                                            $    587            $      4           $      1           $     278
     Interest                                                  140                  54                 73                 434
     Less: Foreign Taxes Withheld                               --                  --                 --                  --
                                                          --------            --------           --------           ---------
       Total Investment Income                                 727                  58                 74                 712
                                                          --------            --------           --------           ---------
EXPENSES:
     Investment Advisory Fees                                  817                 269                189               1,354
     Administrative Fees                                       164                  41                 28                 239
     Transfer Agent Fees                                       352                  64                 43                 687
     Printing Fees                                              33                   8                  6                  49
     Professional Fees                                          17                   4                  3                  25
     Line of Credit Fees                                         7                   2                  1                  11
     Distribution Fees 1                                        --                  --                 --                  --
     Registration and Filing Fees                               16                   8                  8                  12
     Custodian Fees                                              6                   5                  4                   8
     Directors' Fees                                             3                   1                  1                   4
     Miscellaneous Fees                                          5                   2                  1                   8
                                                          --------            --------           --------           ---------
         TOTAL EXPENSES                                      1,420                 404                284               2,397
                                                          --------            --------           --------           ---------
     Waiver of Investment Advisory Fees                         --                  --                 --                  --
     Expense Reduction 2                                        (3)                 (1)                (1)                 (9)
     Directed Brokerage 3                                      (21)                 (1)                (1)                (99)
                                                          --------            --------           --------           ---------
         Net Expenses                                        1,396                 402                282               2,289
                                                          --------            --------           --------           ---------
     NET INVESTMENT INCOME (LOSS)                             (669)               (344)              (208)             (1,577)
                                                          --------            --------           --------           ---------
     Net Realized Gain (Loss) from Security Transactions   (37,060)            (14,417)            (7,699)            (85,312)
     Net Change in Unrealized Depreciation on Investments  (22,798)            (17,054)            (6,304)            (34,108)
                                                          --------            --------           --------           ---------
     NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS       (59,858)            (31,471)           (14,003)           (119,420)
                                                          --------            --------           --------           ---------
     DECREASE IN NET ASSETS RESULTING FROM OPERATIONS     ($60,527)           ($31,815)          ($14,211)          ($120,997)
                                                          ========            ========           ========           =========



                                                      ----------------   ----------------  ----------------
                                                                                PBHG              PBHG
                                                            PBHG               FOCUSED          LARGE CAP
                                                        CLIPPER FOCUS           VALUE             VALUE
                                                            FUND                FUND              FUND
                                                      ----------------   ----------------  ----------------
                                                           4/1/02              4/1/02            4/1/02
                                                             to                  to                to
                                                           9/30/02             9/30/02           9/30/02
                                                      ----------------   ----------------  ----------------

INVESTMENT INCOME:
     Dividends                                           $   7,045            $   129          $   4,020
     Interest                                                  251                 14                102
     Less: Foreign Taxes Withheld                               --                 --                (35)
                                                         ---------            -------          ---------
       Total Investment Income                               7,296                143              4,087
                                                         ---------            -------          ---------
EXPENSES:
     Investment Advisory Fees                                3,273                136              1,366
     Administrative Fees                                       491                 24                315
     Transfer Agent Fees                                       903                 54                642
     Printing Fees                                             107                  5                 64
     Professional Fees                                          66                  3                 32
     Line of Credit Fees                                        21                  1                 14
     Distribution Fees 1                                        --                 --                 --
     Registration and Filing Fees                               38                  9                 30
     Custodian Fees                                             11                  3                 11
     Directors' Fees                                             9              --                     6
     Miscellaneous Fees                                         10                  1                 11
                                                         ---------            -------          ---------
         TOTAL EXPENSES                                      4,929                236              2,491
                                                         ---------            -------          ---------
     Waiver of Investment Advisory Fees                       (338)                --                 --
     Expense Reduction 2                                        (1)                (1)                (2)
     Directed Brokerage 3                                      (99)                (5)              (392)
                                                         ---------            -------          ---------
         Net Expenses                                        4,491                230              2,097
                                                         ---------            -------          ---------
     NET INVESTMENT INCOME (LOSS)                            2,805                (87)             1,990
                                                         ---------            -------          ---------
     Net Realized Gain (Loss) from Security Transactions     9,793             (4,123)           (74,156)
     Net Change in Unrealized Depreciation on Investments (192,857)            (5,561)           (67,300)
                                                         ---------            -------          ---------
     NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS      (183,064)            (9,684)          (141,456)
                                                         ---------            -------          ---------
     DECREASE IN NET ASSETS RESULTING FROM OPERATIONS    ($180,259)           ($9,771)         ($139,466)
                                                         =========            =======          =========


PBHG FUNDS
STATEMENTS OF OPERATIONS (000)(UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                ----------------      ----------------      ----------------     ------------------

                                                      PBHG                  PBHG
                                                     MID-CAP              SMALL CAP               PBHG                  PBHG
                                                      VALUE                 VALUE            SPECIAL EQUITY      DISCIPLINED EQUITY
                                                      FUND                  FUND                  FUND                  FUND
                                                ----------------      ----------------      ----------------     ------------------
                                                     4/1/02                4/1/02                4/1/02                4/1/02
                                                       to                    to                    to                    to
                                                     9/30/02               9/30/02               9/30/02               9/30/02
                                                ----------------      ----------------      ----------------     ------------------
INVESTMENT INCOME
     Dividends                                  $      1,804            $      488           $      239            $      703
     Interest                                            144                    55                   12                    10
     Crediting Rate Interest                              --                    --                   --                    --
     Less: Foreign Taxes Withheld                         (3)                   --                   --                    --
                                                ------------            ----------           ----------            ----------
       Total Investment Income                         1,945                   543                  251                   713
                                                ------------            ----------           ----------            ----------
EXPENSES:
     Investment Advisory Fees                          1,672                 1,048                  126                   273
     Administrative Fees                                 295                   157                   19                    58
     Transfer Agent Fees                                 584                   339                   31                    89
     Printing Fees                                        60                    30                    3                    12
     Professional Fees                                    30                    16                    3                     6
     Line of Credit Fees                                  13                     8                    1                     2
     Distribution Fees 1                                  --                    --                   --                    --
     Registration and Filing Fees                         43                    15                    9                    12
     Custodian Fees                                       10                    11                    2                     9
     Directors' Fees                                       5                     3                   --                     1
     Wrapper Fees                                         --                    --                   --                    --
     Miscellaneous Fees                                   10                     6                    1                     4
                                                ------------            ----------           ----------            ----------
         TOTAL EXPENSES                                2,722                 1,633                  195                   466
                                                ------------            ----------           ----------            ----------
     Waiver of Investment Advisory Fees                   --                   (60)                 (37)                  (78)
     Expense Reduction 2                                  (3)                   (2)                 --                    --
     Directed Brokerage 3                               (131)                  (18)                 --                    --
                                                ------------            ----------           ----------            ----------
         Net Expenses                                  2,588                 1,553                  158                   388
                                                ------------            ----------           ----------            ----------
     NET INVESTMENT INCOME (LOSS)                       (643)               (1,010)                  93                   325
                                                ------------            ----------           ----------            ----------
     Net Realized Gain (Loss) from Security
       Transactions                                  (12,076)              (34,497)                 753               (12,924)
     Net Realized Loss on Futures                         --                    --                  --                 (1,136)
     Net Change in Unrealized Appreciation
       (Depreciation) on Investments                 (96,368)              (48,584)              (8,316)              (14,191)
     Net Change in Unrealized Depreciation on
       Futures                                            --                    --                   --                  (100)
     Net Change in Unrealized Depreciation
       on Wrapper Agreements                              --                    --                   --                    --
                                                ------------            ----------           ----------            ----------
     NET REALIZED AND UNREALIZED LOSS ON
       INVESTMENTS AND FOREIGN CURRENCY
       TRANSACTIONS                                 (108,444)              (83,081)              (7,563)              (28,351)
                                                ------------            ----------           ----------            ----------
     INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS                   ($109,087)             ($84,091)             ($7,470)             ($28,026)
                                                ============            ==========           ==========            ==========

1. All distribution fees are incurred in the Advisor Class. Currently, the PBHG Mid-Cap Value, PBHG Small Cap Value,
   PBHG REIT, PBHG Strategic Small Company, PBHG Technology & Communications, and PBHG IRA Capital Preservation Funds offer
   Advisor Class Shares. Distribution Fees incurred for the six months ended September 30, 2002, were as follows: $347,
   $363, $23,269, $20, $9,807, and $42, respectively.
2. All expense reductions are for transfer agent expenses.
3. See Note 2 in the Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                                ----------------      ----------------      ----------------       -----------------
                                                      PBHG                                        PBHG
                                                     GLOBAL                                     STRATEGIC                 PBHG
                                                  TECHNOLOGY &                                    SMALL               TECHNOLOGY &
                                                 COMMUNICATIONS             PBHG                 COMPANY             COMMUNICATIONS
                                                      FUND                REIT FUND               FUND                    FUND
                                                ----------------      ----------------      ----------------       -----------------
                                                     4/1/02                4/1/02                4/1/02                  4/1/02
                                                       to                    to                    to                      to
                                                     9/30/02               9/30/02               9/30/02                 9/30/02
                                                ----------------      ----------------      ----------------       -----------------
INVESTMENT INCOME
     Dividends                                    $       28           $    2,420            $       90             $         90
     Interest                                              8                   21                    38                      170
     Crediting Rate Interest                              --                   --                    --                       --
     Less: Foreign Taxes Withheld                         (9)                  --                    --                      (12)
                                                 -----------           ----------            ----------             ------------
       Total Investment Income                            27                2,441                   128                      248
                                                 -----------           ----------            ----------             ------------
EXPENSES:
     Investment Advisory Fees                            183                  428                   374                    1,638
     Administrative Fees                                  18                   76                    56                      289
     Transfer Agent Fees                                 109                   91                    96                    1,036
     Printing Fees                                         5                   21                    11                       75
     Professional Fees                                     2                    7                     6                       30
     Line of Credit Fees                                   1                    3                     2                       14
     Distribution Fees 1                                  --                   23                    --                       10
     Registration and Filing Fees                          9                   13                     9                       22
     Custodian Fees                                       11                    8                    15                        9
     Directors' Fees                                      --                    1                     1                        6
     Wrapper Fees                                         --                   --                    --                       --
     Miscellaneous Fees                                    4                    2                     3                       11
                                                 -----------           ----------            ----------             ------------
         TOTAL EXPENSES                                  342                  673                   573                    3,140
                                                 -----------           ----------            ----------             ------------
     Waiver of Investment Advisory Fees                  (78)                 (51)                  (11)                      --
     Expense Reduction 2                                  (2)                  --                    (1)                     (15)
     Directed Brokerage 3                                 (5)                  (5)                   (3)                    (105)
                                                 -----------           ----------            ----------             ------------
         Net Expenses                                    257                  617                   558                    3,020
                                                 -----------           ----------            ----------             ------------
     NET INVESTMENT INCOME (LOSS)                       (230)               1,824                  (430)                  (2,772)
                                                 -----------           ----------            ----------             ------------
     Net Realized Gain (Loss) from Security
       Transactions                                  (12,252)               4,982               (13,017)                (303,435)
     Net Realized Loss on Futures                         --                  --                     --                       --
     Net Change in Unrealized Appreciation
       (Depreciation) on Investments                  (5,096)             (16,821)              (17,422)                  (2,760)
     Net Change in Unrealized Depreciation on
       Futures                                            --                   --                    --                       --
     Net Change in Unrealized Depreciation
       on Wrapper Agreements                              --                   --                    --                       --
                                                 -----------           ----------            ----------             ------------
     NET REALIZED AND UNREALIZED LOSS ON
       INVESTMENTS AND FOREIGN CURRENCY
       TRANSACTIONS                                  (17,348)             (11,839)              (30,439)                (306,195)
                                                 -----------           ----------            ----------             ------------
     INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS                    ($17,578)            ($10,015)             ($30,869)               ($308,967)
                                                 ===========           ==========            ==========             ============



                                                ------------------     ----------------
                                                                             PBHG
                                                       PBHG                  CASH
                                                    IRA CAPITAL            RESERVES
                                                 PRESERVATION FUND           FUND
                                                ------------------     ----------------
                                                      4/1/02                4/1/02
                                                        to                    to
                                                      9/30/02               9/30/02
                                                ------------------     ----------------
INVESTMENT INCOME
     Dividends                                            --                    --
     Interest                                      $  19,875              $    956
     Crediting Rate Interest                             881                    --
     Less: Foreign Taxes Withheld                        --                     --
                                                   ---------              --------
       Total Investment Income                        20,756                   956
                                                   ---------              --------
EXPENSES:
     Investment Advisory Fees                          2,301                   158
     Administrative Fees                                 575                    79
     Transfer Agent Fees                               1,140                   120
     Printing Fees                                       133                    16
     Professional Fees                                    58                     8
     Line of Credit Fees                                  24                    --
     Distribution Fees 1                                  --                    --
     Registration and Filing Fees                         44                     9
     Custodian Fees                                       15                     5
     Directors' Fees                                      10                     1
     Wrapper Fees                                        836                    --
     Miscellaneous Fees                                   20                   (24)
                                                   ---------              --------
         TOTAL EXPENSES                                5,156                   372
                                                   ---------              --------
     Waiver of Investment Advisory Fees               (1,322)                   --
     Expense Reduction 2                                  --                    (2)
     Directed Brokerage 3                                 --                    --
                                                   ---------              --------
         Net Expenses                                  3,834                   370
                                                   ---------              --------
     NET INVESTMENT INCOME (LOSS)                     16,922                   586
                                                   ---------              --------
     Net Realized Gain (Loss) from Security
       Transactions                                    2,234                    --
     Net Realized Loss on Futures                         --                    --
     Net Change in Unrealized Appreciation
       (Depreciation) on Investments                  16,243                    --
     Net Change in Unrealized Depreciation on
       Futures                                            --                    --
     Net Change in Unrealized Depreciation
       on Wrapper Agreements                         (18,477)                   --
                                                   ---------              --------
     NET REALIZED AND UNREALIZED LOSS ON
       INVESTMENTS AND FOREIGN CURRENCY
       TRANSACTIONS                                       --                    --
                                                   ---------              --------
     INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS                   $  16,922              $    586
                                                   =========              ========

PBHG FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

------------------------------------------------------------------------------------------------------------------------------------

                                       ---------------------------    -------------------------   -----------------------------
                                                  PBHG                          PBHG                           PBHG
                                               CORE GROWTH                 EMERGING GROWTH                    GROWTH
                                                  FUND                          FUND                           FUND
                                       ---------------------------    -------------------------   -----------------------------
                                         4/1/02                         4/1/02                         4/1/02
                                           to            4/1/01           to           4/1/01            to           4/1/01
                                         9/30/02           to           9/30/02          to            9/30/02          to
                                       (Unaudited)       3/31/02      (Unaudited)      3/31/02       (Unaudited)      3/31/02
                                       -----------     ----------     -----------   -----------   --------------   ------------
INVESTMENT ACTIVITIES:
   Net Investment Loss                 $    (268)      $    (747)      $  (1,976)   $    (5,529)  $    (9,072)     $   (24,768)
   Net Realized Loss from
     Security Transactions                (7,283)        (28,193)        (96,232)      (178,897)     (209,287)        (633,241)
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments                       (5,438)         26,138         (85,996)       151,287      (245,860)         502,772
                                       ---------       ---------       ---------    -----------   -----------      -----------
   Net Increase (Decrease) in
     Net Assets Resulting from
     Operations                          (12,989)         (2,802)       (184,204)       (33,139)     (464,219)        (155,237)
                                       ---------       ---------       ---------    -----------   -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Gains from
     Security Transactions                    --              --              --             --            --               --
                                       ---------       ---------       ---------    -----------   -----------      -----------
   Total Distributions                        --              --              --             --            --               --
                                       ---------       ---------       ---------    -----------   -----------      -----------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                           5,014         105,308          97,652      2,503,165        99,952       16,862,245
   Shares Issued upon Reinvestment
     of Distributions                         --              --              --             --            --               --
   Shares Redeemed                        (8,979)       (112,351)       (126,884)    (2,600,159)     (294,250)     (17,674,625)
                                       ---------       ---------       ---------    -----------   -----------      -----------
   Total PBHG Class Transactions          (3,965)         (7,043)        (29,232)       (96,994)     (194,298)        (812,380)
                                       ---------       ---------       ---------    -----------   -----------      -----------
   Advisor Class
   Shares Issued                              --              --              --             --         2,402           28,200
   Shares Redeemed                            --              --              --             --        (4,363)         (37,407)
                                       ---------       ---------       ---------    -----------   -----------      -----------
   Total Advisor Class Transactions           --              --              --             --        (1,961)          (9,207)
                                       ---------       ---------       ---------    -----------   -----------      -----------
   Decrease in Net Assets Derived
     from Capital Share Transactions      (3,965)         (7,043)        (29,232)       (96,994)     (196,259)        (821,587)
                                       ---------       ---------       ---------    -----------   -----------      -----------
   Total Decrease in Net Assets          (16,954)         (9,845)       (213,436)      (130,133)     (660,478)        (976,824)
                                       ---------       ---------       ---------    -----------   -----------      -----------
NET ASSETS:
   Beginning of Period                    53,514          63,359         408,161        538,294     1,975,681        2,952,505
                                       ---------       ---------       ---------    -----------   -----------      -----------
   End of Period                       $  36,560       $  53,514       $ 194,725    $   408,161   $ 1,315,203      $ 1,975,681
                                       =========       =========       =========    ===========   ===========      ===========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                             559           9,143           9,490        144,194         6,029          760,668
   Shares Issued upon Reinvestment
     of Distributions                         --              --              --             --            --               --
   Shares Redeemed                        (1,006)         (9,791)        (12,240)      (149,231)      (17,840)        (791,641)
                                       ---------       ---------       ---------    -----------   -----------      -----------
   Total PBHG Class Share Transactions      (447)           (648)         (2,750)        (5,037)      (11,811)         (30,973)
                                       ---------       ---------       ---------    -----------   -----------      -----------
   Advisor Class
   Shares Issued                              --              --              --             --           150            1,258
   Shares Redeemed                            --              --              --             --          (264)          (1,802)
                                       ---------       ---------       ---------    -----------   -----------      -----------
   Total Advisor Class Share
     Transactions                             --              --              --             --          (114)            (544)
                                       ---------       ---------       ---------    -----------   -----------      -----------
   Net Decrease in Shares Outstanding       (447)           (648)         (2,750)        (5,037)      (11,925)         (31,517)
                                       =========       =========       =========    ===========   ===========      ===========

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

84


                                       ---------------------------     ----------------------------     ------------------------
                                                   PBHG                            PBHG                           PBHG
                                               LARGE CAP 20                  LARGE CAP GROWTH                    LIMITED
                                                   FUND                            FUND                           FUND
                                       ---------------------------     ------------     ----------      -----------     --------
                                           4/1/02                         4/1/02                          4/1/02
                                             to           4/1/01            to            4/1/01            to           4/1/01
                                           9/30/02          to            9/30/02           to            9/30/02          to
                                         (Unaudited)      3/31/02       (Unaudited)       3/31/02       (Unaudited)      3/31/02
                                       --------------  -----------     ------------     ----------      -----------     --------
INVESTMENT ACTIVITIES:
   Net Investment Loss                 $      (919)    $   (2,816)     $     (669)      $  (1,929)      $   (344)       $   (826)
   Net Realized Loss from
     Security Transactions                 (54,809)      (168,552)        (37,060)        (74,233)       (14,417)         (7,211)
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments                        (25,327)       103,904         (22,798)         29,478        (17,054)          8,780
                                       -----------     ----------      ----------       ---------       --------        --------
   Net Increase (Decrease) in
     Net Assets Resulting from
     Operations                            (81,055)       (67,464)        (60,527)        (46,684)       (31,815)            743
                                       -----------     ----------      ----------       ---------       --------        --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Gains from
     Security Transactions                      --             --              --              --             --          (1,125)
                                       -----------     ----------      ----------       ---------       --------        --------
   Total Distributions                          --             --              --              --             --          (1,125)
                                       -----------     ----------      ----------       ---------       --------        --------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                             5,501        185,342          23,609       1,023,132            247           6,350
   Shares Issued upon Reinvestment
     of Distributions                           --             --              --              --             --              1,083
   Shares Redeemed                         (41,445)      (286,695)        (42,397)     (1,045,855)        (3,373)        (10,480)
                                       -----------     ----------      ----------       ---------       --------        --------
   Total PBHG Class Transactions           (35,944)      (101,353)        (18,788)        (22,723)        (3,126)         (3,047)
                                       -----------     ----------      ----------       ---------       --------        --------
   Advisor Class
   Shares Issued                                 2             --              72              92             --              --
   Shares Redeemed                              --             --             (68)             --             --              --
                                       -----------     ----------      ----------       ---------       --------        --------
   Total Advisor Class Transactions              2             --               4              92             --              --
                                       -----------     ----------      ----------       ---------       --------        --------
   Decrease in Net Assets Derived
     from Capital Share Transactions       (35,942)      (101,353)        (18,784)        (22,631)        (3,126)         (3,047)
                                       -----------     ----------      ----------       ---------       --------        --------
   Total Decrease in Net Assets           (116,997)      (168,817)        (79,311)        (69,315)       (34,941)         (3,429)
                                       -----------     ----------      ----------       ---------       --------        --------
NET ASSETS:
   Beginning of Period                     333,175        501,992         258,453         327,768         74,076          77,505
                                       -----------     ----------      ----------       ---------       --------        --------
   End of Period                       $   216,178     $  333,175      $  179,142       $ 258,453       $ 39,135        $ 74,076
                                       ===========     ==========      ==========       =========       ========        ========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                               420         10,349           1,374          48,686             35             610
   Shares Issued upon Reinvestment
     of Distributions                           --             --              --              --             --             107
   Shares Redeemed                          (3,133)       (16,541)         (2,504)        (49,868)          (488)         (1,062)
                                       -----------     ----------      ----------       ---------       --------        --------
   Total PBHG Class Share Transactions      (2,713)        (6,192)         (1,130)         (1,182)          (453)           (345)
                                       -----------     ----------      ----------       ---------       --------        --------
   Advisor Class
   Shares Issued                                --             --               4               5             --              --
   Shares Redeemed                              --             --              (5)             --             --              --
                                       -----------     ----------      ----------       ---------       --------        --------
   Total Advisor Class Share
     Transactions                               --             --              (1)              5             --              --
                                       -----------     ----------      ----------       ---------       --------        --------
   Net Decrease in Shares Outstanding       (2,713)        (6,192)         (1,131)         (1,177)          (453)           (345)
                                       ===========     ==========      ==========       =========       ========        ========

                                       -------------------------
                                                  PBHG
                                            NEW OPPORTUNITIES
                                                  FUND
                                       ----------      ---------
                                         4/1/02
                                           to            4/1/01
                                         9/30/02           to
                                       (Unaudited)       3/31/02
                                       ----------      ---------
INVESTMENT ACTIVITIES:
   Net Investment Loss                 $    (208)      $    (624)
   Net Realized Loss from
     Security Transactions                (7,699)        (17,920)
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments                       (6,304)         14,804
                                       ---------       ---------
   Net Increase (Decrease) in
     Net Assets Resulting from
     Operations                          (14,211)         (3,740)
                                       ---------       ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Gains from
     Security Transactions                    --              --
                                       ---------       ---------
   Total Distributions                        --              --
                                       ---------       ---------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                           2,362           9,132
   Shares Issued upon Reinvestment
     of Distributions                         --              --
   Shares Redeemed                        (6,329)        (22,936)
                                       ---------       ---------
   Total PBHG Class Transactions          (3,967)        (13,804)
                                       ---------       ---------
   Advisor Class
   Shares Issued                              --              --
   Shares Redeemed                            --              --
                                       ---------       ---------
   Total Advisor Class Transactions           --              --
                                       ---------       ---------
   Decrease in Net Assets Derived
     from Capital Share Transactions      (3,967)        (13,804)
                                       ---------       ---------
   Total Decrease in Net Assets          (18,178)        (17,544)
                                       ---------       ---------
NET ASSETS:
   Beginning of Period                    47,813          65,357
                                       ---------       ---------
   End of Period                       $  29,635       $  47,813
                                       =========       =========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                             114             333
   Shares Issued upon Reinvestment
     of Distributions                         --              --
   Shares Redeemed                          (289)           (856)
                                       ---------       ---------
   Total PBHG Class Share Transactions      (175)           (523)
                                       ---------       ---------
   Advisor Class
   Shares Issued                              --              --
   Shares Redeemed                            --              --
                                       ---------       ---------
   Total Advisor Class Share
     Transactions                             --              --
                                       ---------       ---------
   Net Decrease in Shares Outstanding       (175)           (523)
                                       =========       =========

PBHG FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (000)-- Continued
------------------------------------------------------------------------------------------------------------------------------------

                                                    -------------------------          ----------------------------------------
                                                               PBHG                                      PBHG
                                                           SELECT EQUITY                             CLIPPER FOCUS
                                                               FUND                                      FUND1
                                                    -------------------------          ---------------------------------------
                                                      4/1/02                             4/1/02
                                                        to            4/1/01               to          5/1/01        5/1/00
                                                      9/30/02           to               9/30/02         to            to
                                                    (Unaudited)       3/31/02          (Unaudited)     3/31/02       4/30/01
                                                    ---------       ---------          -----------   ----------     ---------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                     $  (1,577)      $ (5,253)          $   2,805     $    3,642     $   2,308
   Net Realized Gain (Loss) from Security
     Transactions                                     (85,312)      (342,434)              9,793         22,409        28,312
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                    (34,108)        270,414           (192,857)        31,823        26,603
                                                    ---------       ---------          ---------     ----------     ---------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                       (120,997)        (77,273)          (180,259)        57,874        57,223
                                                    ---------       ---------          ---------     ----------     ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                                   --              --                 --         (2,442)       (2,434)
   Net Realized Gains from Security
     Transactions                                          --              --                 --        (37,316)       (6,491)
                                                    ---------       ---------          ---------     ----------     ---------
   Total Distributions                                     --              --                 --        (39,758)       (8,925)
                                                    ---------       ---------          ---------     ----------     ---------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                       10,853       1,790,443            472,083        506,039       401,377
   Shares Issued upon Reinvestment of  Distributions    --                 --                 --         39,220         8,341
   Shares Redeemed                                    (58,770)     (1,962,587)          (332,595)      (213,709)     (270,173)
                                                    ---------       ---------          ---------     ----------     ---------
   Total PBHG Class Transactions                      (47,917)       (172,144)           139,488        331,550       139,545
                                                    ---------       ---------          ---------     ----------     ---------
   Advisor Class
   Shares Issued                                           --              --                 --             --            --
   Shares Redeemed                                         --              --                 --             --            --
                                                    ---------       ---------          ---------     ----------     ---------
   Total Advisor Class Transactions                        --              --                 --             --            --
                                                    ---------       ---------          ---------     ----------     ---------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                       (47,917)       (172,144)           139,488        331,550       139,545
                                                    ---------       ---------          ---------     ----------     ---------
   Total Increase (Decrease) in Net Assets           (168,914)       (249,417)           (40,771)       349,666       187,843
                                                    ---------       ---------          ---------     ----------     ---------
NET ASSETS:
   Beginning of Period                                413,134         662,551            621,735        272,069        84,226
                                                    ---------       ---------          ---------     ----------     ---------
   End of Period                                    $ 244,220       $ 413,134          $ 580,964     $  621,735     $ 272,069
                                                    =========       =========          =========     ==========     =========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                          551          69,120             31,175         31,778        27,255
   Shares Issued upon Reinvestment of  Distributions       --              --                 --          2,660           573
   Shares Redeemed                                     (3,061)        (75,883)           (22,576)       (13,627)      (18,486)
                                                    ---------       ---------          ---------     ----------     ---------
   Total PBHG Class Share Transactions                 (2,510)         (6,763)             8,599         20,811         9,342
                                                    ---------       ---------          ---------     ----------     ---------
   Advisor Class
   Shares Issued                                           --              --                 --             --            --
   Shares Redeemed                                         --              --                 --             --            --
                                                    ---------       ---------          ---------     ----------     ---------
   Total Advisor Class Share Transactions                  --              --                 --             --            --
                                                    ---------       ---------          ---------     ----------     ---------
   Net Increase (Decrease) in Shares Outstanding       (2,510)         (6,763)             8,599         20,811         9,342
                                                    =========       =========          =========     ==========     =========

1. On December 14, 2001, the PBHG Clipper Focus Fund acquired the assets of the Clipper Focus Portfolio.
   The operations of the PBHG Clipper Focus Fund prior to the acquisition were those of the predecessor fund, the Clipper Focus Portfolio. The Clipper Focus Portfolio was a series of the UAM Funds Trust.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                                    ------------------------         -----------------------
                                                               PBHG                           PBHG
                                                           FOCUSED VALUE                 LARGE CAP VALUE
                                                               FUND                           FUND
                                                    ------------------------         -----------------------
                                                       4/1/02                          4/1/02
                                                         to          4/1/01              to          4/1/01
                                                       9/30/02         to              9/30/02         to
                                                     (Unaudited)     3/31/02         (Unaudited)     3/31/02
                                                    ------------   ---------         -----------   ---------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                     $     (87)     $    (141)        $   1,990     $   1,294
   Net Realized Gain (Loss) from Security
     Transactions                                      (4,123)        (3,129)          (74,156)      (43,701)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                     (5,561)          (746)          (67,300)       12,994
                                                    ---------      ---------         ---------     ---------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                         (9,771)        (4,016)         (139,466)      (29,413)
                                                    ---------      ---------         ---------     ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                                   --           (166)               --          (998)
   Net Realized Gains from Security
     Transactions                                          --           (225)               --            --
                                                    ---------      ---------         ---------     ---------
   Total Distributions                                     --           (391)               --          (998)
                                                    ---------      ---------         ---------     ---------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                        9,303         45,511            91,261       592,134
   Shares Issued upon Reinvestment of  Distributions    --               365             --              886
   Shares Redeemed                                     (8,600)       (65,518)         (159,566)     (463,795)
                                                    ---------      ---------         ---------     ---------
   Total PBHG Class Transactions                          703        (19,642)          (68,305)      129,225
                                                    ---------      ---------         ---------     ---------
   Advisor Class
   Shares Issued                                           --             --                21           116
   Shares Redeemed                                         --             --               (63)          (13)
                                                    ---------      ---------         ---------     ---------
   Total Advisor Class Transactions                        --             --               (42)          103
                                                    ---------      ---------         ---------     ---------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                           703        (19,642)          (68,347)      129,328
                                                    ---------      ---------         ---------     ---------
   Total Increase (Decrease) in Net Assets             (9,068)       (24,049)         (207,813)       98,917
                                                    ---------      ---------         ---------     ---------
NET ASSETS:
   Beginning of Period                                 34,675         58,724           524,431       425,514
                                                    ---------      ---------         ---------     ---------
   End of Period                                    $  25,607      $  34,675         $ 316,618     $ 524,431
                                                    =========      =========         =========     =========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                          616          2,549             7,741        42,144
   Shares Issued upon Reinvestment of  Distributions       --             21                --            65
   Shares Redeemed                                       (593)        (3,804)          (13,517)      (33,511)
                                                    ---------      ---------         ---------     ---------
   Total PBHG Class Share Transactions                     23         (1,234)           (5,776)        8,698
                                                    ---------      ---------         ---------     ---------
   Advisor Class
   Shares Issued                                           --             --                 2             9
   Shares Redeemed                                         --             --                (6)           (1)
                                                    ---------      ---------         ---------     ---------
   Total Advisor Class Share Transactions                  --             --                (4)            8
                                                    ---------      ---------         ---------     ---------
   Net Increase (Decrease) in Shares Outstanding           23         (1,234)           (5,780)        8,706
                                                    =========      =========         =========     =========


                                                    ------------------------      -------------------------
                                                               PBHG                           PBHG
                                                           MID-CAP VALUE                 SMALL CAP VALUE
                                                               FUND                           FUND
                                                    ------------------------      -------------------------
                                                       4/1/02                         4/1/02
                                                         to          4/1/01             to          4/1/01
                                                       9/30/02         to             9/30/02         to
                                                     (Unaudited)     3/31/02        (Unaudited)     3/31/02
                                                    ------------  ----------      -------------   ---------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                     $     (643)   $     (559)     $   (1,010)    $   (2,011)
   Net Realized Gain (Loss) from Security
     Transactions                                      (12,076)       (7,584)        (34,497)        (7,360)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                     (96,368)       26,652         (48,584)        32,628
                                                    ----------    ----------      ----------      ---------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                        (109,087)       18,509         (84,091)        23,257
                                                    ----------    ----------      ----------      ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                                    --            --              --             --
   Net Realized Gains from Security
     Transactions                                           --            --              --             --
                                                    ----------    ----------      ----------      ---------
   Total Distributions                                      --            --              --             --
                                                    ----------    ----------      ----------      ---------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                        61,594       565,684          28,271        444,666
   Shares Issued upon Reinvestment of  Distributions     --            --              --             --
   Shares Redeemed                                    (124,252)     (350,309)       (103,052)      (426,850)
                                                    ----------    ----------      ----------      ---------
   Total PBHG Class Transactions                       (62,658)      215,375         (74,781)        17,816
                                                    ----------    ----------      ----------      ---------
   Advisor Class
   Shares Issued                                           306           124               1            234
   Shares Redeemed                                         (97)          (11)            (74)           (24)
                                                    ----------    ----------      ----------      ---------
   Total Advisor Class Transactions                        209           113             (73)           210
                                                    ----------    ----------      ----------      ---------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                        (62,449)      215,488         (74,854)        18,026
                                                    ----------    ----------      ----------      ---------
   Total Increase (Decrease) in Net Assets            (171,536)      233,997        (158,945)        41,283
                                                    ----------    ----------      ----------      ---------
NET ASSETS:
   Beginning of Period                                 465,114       231,117         293,371        252,088
                                                    ----------    ----------      ----------      ---------
   End of Period                                    $  293,578    $  465,114      $  134,426     $  293,371
                                                    ==========    ==========      ==========     ==========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                         4,271        36,386           1,545         22,423
   Shares Issued upon Reinvestment of  Distributions        --            --              --             --
   Shares Redeemed                                      (9,011)      (22,850)         (6,027)       (21,869)
                                                    ----------    ----------      ----------      ---------
   Total PBHG Class Share Transactions                  (4,740)       13,536          (4,482)           554
                                                    ----------    ----------      ----------      ---------
   Advisor Class
   Shares Issued                                            22             9              --             14
   Shares Redeemed                                          (8)           (1)             (5)            (1)
                                                    ----------    ----------      ----------      ---------
   Total Advisor Class Share Transactions                   14             8              (5)            13
                                                    ----------    ----------      ----------      ---------
   Net Increase (Decrease) in Shares Outstanding        (4,726)       13,544          (4,487)           567
                                                    ==========    ==========      ==========     ==========


PBHG FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (000)-- Continued
------------------------------------------------------------------------------------------------------------------------------------

                                               ------------------------------------       --------------------------------------
                                                                PBHG                                       PBHG
                                                           SPECIAL EQUITY                           DISCIPLINED EQUITY
                                                                FUND1                                      FUND3
                                               ------------------------------------       --------------------------------------
                                                 4/1/02                                      4/1/02
                                                   to          11/1/01      11/1/00            to         1/1/02       1/1/01
                                                 9/30/02         to           to             9/30/02        to           to
                                               (Unaudited)     3/31/02     10/31/01        (Unaudited)    3/31/02     12/31/01
                                               -----------  ----------    ---------       ------------  ---------    ----------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                $      93    $      76     $     196       $     325     $     152    $     668
   Net Realized Gain (Loss) from
     Security Transactions and Futures               753         (162)        5,544         (14,060)         (194)      (9,461)
   Net Realized Loss on Foreign
     Currency Transactions                            --           --            --              --            --           --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Futures
     Contracts and Foreign Currency
       Transactions                               (8,316)       3,795        (5,124)        (14,291)        1,083        1,352
                                               ---------    ---------     ---------       ---------     ---------    ---------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                    (7,470)       3,709           616         (28,026)        1,041       (7,441)
                                               ---------    ---------     ---------       ---------     ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                              --          (88)         (175)             --           (16)        (665)
   Return of Capital                                  --           --            --              --            --           --
   Net Realized Gains from Security
     Transactions                                     --           --        (4,885)             --            --           --
                                               ---------    ---------     ---------       ---------     ---------    ---------
   Total Distributions                                --          (88)       (5,060)             --           (16)        (665)
                                               ---------    ---------     ---------       ---------     ---------    ---------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                   7,299        6,476        12,914           9,572        11,774       27,162
   Shares Issued upon Reinvestment of
      Distributions                                   --           83         4,635              --            16          651
   Shares Redeemed                                (6,321)      (1,602)      (25,714)        (27,169)       (6,231)     (43,221)
                                               ---------    ---------     ---------       ---------     ---------    ---------
   Total PBHG Class Transactions                     978        4,957        (8,165)        (17,597)        5,559      (15,408)
                                               ---------    ---------     ---------       ---------     ---------    ---------
   Advisor Class
   Shares Issued                                      --           --           408              --            --           --
   Shares Issued upon Reinvestment of
     Distributions                                    --            2           386              --            --           --
   Shares Redeemed                                    --      (1,015)       (4,528)              --            --           --
                                               ---------    ---------     ---------       ---------     ---------    ---------
   Total Advisor Class Transactions                   --       (1,013)       (3,734)             --            --           --
                                               ---------    ---------     ---------       ---------     ---------    ---------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                 978        3,944       (11,899)        (17,597)        5,559      (15,408)
                                               ---------    ---------     ---------       ---------     ---------    ---------
   Total Increase (Decrease) in Net Assets        (6,492)       7,565       (16,343)        (45,623)        6,584      (23,514)
                                               ---------    ---------     ---------       ---------     ---------    ---------
NET ASSETS:
   Beginning of Period                            25,505       17,940        34,283         101,615        95,031      118,545
                                               ---------    ---------     ---------       ---------     ---------    ---------
   End of Period                               $  19,013    $  25,505     $  17,940       $  55,992     $ 101,615    $  95,031
                                               =========    =========     =========       =========     =========    =========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                     536          496           975           1,046         1,156        2,555
   Shares Issued upon Reinvestment of
      Distributions                                   --            7           380              --             1           65
   Shares Redeemed                                  (508)        (120)       (2,131)         (3,036)         (612)      (4,107)
                                               ---------    ---------     ---------       ---------     ---------    ---------
   Total PBHG Class Share Transactions                28          383          (776)         (1,990)          545       (1,487)
                                               ---------    ---------     ---------       ---------     ---------    ---------
   Advisor Class 2
   Shares Issued                                      --           --            31              --            --           --
   Shares Issued upon Reinvestment of
      Distributions                                   --           --            31              --            --           --
   Shares Redeemed                                    --          (81)         (400)             --            --           --
                                               ---------    ---------     ---------       ---------     ---------    ---------
   Total Advisor Class Share Transactions             --          (81)         (338)             --            --           --
                                               ---------    ---------     ---------       ---------     ---------    ---------
   Net Increase (Decrease) in Shares
      Outstanding                                     28          302        (1,114)         (1,990)          545       (1,487)
                                               =========    =========     =========       =========     =========    =========

1. On December 14, 2001, the PBHG Special Equity Fund acquired the assets of the NWQ Special Equity Portfolio.
   The operations of the PBHG Special Equity Fund prior to the acquisition were those of the predecessor fund, the NWQ Special Equity Portfolio. The NWQ Special Equity Portfolio was a series of the UAM Funds, Inc.
2. Information presented for the PBHG Special Equity Fund represents the Institutional Service Class shares of the NWQ Special Equity Portfolio. Upon the business combination of the NWQ Special Equity Portfolio and the
   PBHG Special Equity Fund on December 14, 2001, the Institutional Service Class shares of the NWQ Special Equity
   Portfolio were fully liquidated and exchanged for PBHG Class shares of the PBHG Special Equity Fund.
   Reference Note 1 to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                               -------------------------      ------------------------------------
                                                           PBHG                               PBHG
                                                    GLOBAL TECHNOLOGY &                       REIT
                                                    COMMUNICATIONS FUND                       FUND4
                                               -------------------------      ------------------------------------
                                                   4/1/02                       4/1/02
                                                     to         4/1/01            to         1/1/02       1/1/01
                                                   9/30/02        to            9/30/02        to           to
                                                 (Unaudited)    3/31/02       (Unaudited)    3/31/02     12/31/01
                                               -------------  ----------      -----------  ---------   -----------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                $     (230)    $    (728)      $   1,824    $   1,071   $    4,262
   Net Realized Gain (Loss) from
     Security Transactions and Futures            (12,252)      (36,403)          4,982        1,608       11,237
   Net Realized Loss on Foreign
     Currency Transactions                             --            (2)             --           --           --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Futures
     Contracts and Foreign Currency
       Transactions                                (5,096)       26,319         (16,821)       5,837       (6,888)
                                               ----------     ---------       ---------    ---------   ----------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                    (17,578)      (10,814)        (10,015)       8,516        8,611
                                               ----------     ---------       ---------    ---------   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                               --            --          (1,873)        (867)      (4,401)
   Return of Capital                                   --            --              --           --         (358)
   Net Realized Gains from Security
     Transactions                                      --            --          (1,008)          --      (10,469)
                                               ----------     ---------       ---------    ---------   ----------
   Total Distributions                                 --            --          (2,881)        (867)     (15,228)
                                               ----------     ---------       ---------    ---------   ----------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                    2,725        22,092          47,602       12,341       30,959
   Shares Issued upon Reinvestment of
      Distributions                                    --            --           1,290          327        4,727
   Shares Redeemed                                 (4,543)      (25,541)        (33,851)      (3,356)     (44,237)
                                               ----------     ---------       ---------    ---------   ----------
   Total PBHG Class Transactions                   (1,818)       (3,449)         15,041        9,312       (8,551)
                                               ----------     ---------       ---------    ---------   ----------
   Advisor Class
   Shares Issued                                       --            --             563          272        1,361
   Shares Issued upon Reinvestment of
     Distributions                                     --            --             384          132        3,139
   Shares Redeemed                                     --            --          (1,823)      (1,184)      (7,525)
                                               ----------     ---------       ---------    ---------   ----------
   Total Advisor Class Transactions                    --            --            (876)        (780)      (3,025)
                                               ----------     ---------       ---------    ---------   ----------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions               (1,818)       (3,449)         14,165        8,532      (11,576)
                                               ----------     ---------       ---------    ---------   ----------
   Total Increase (Decrease) in Net Assets        (19,396)      (14,263)          1,269       16,181      (18,193)
                                               ----------     ---------       ---------    ---------   ----------
NET ASSETS:
   Beginning of Period                             35,646        49,909          96,417       80,236       98,429
                                               ----------     ---------       ---------    ---------   ----------
   End of Period                               $   16,250     $  35,646       $  97,686    $  96,417   $   80,236
                                               ==========     =========       =========    =========   ==========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                      943         4,813           5,008        1,346        3,166
   Shares Issued upon Reinvestment of
      Distributions                                    --            --             143           34          534
   Shares Redeemed                                 (1,590)       (5,523)         (3,609)        (363)      (4,555)
                                               ----------     ---------       ---------    ---------   ----------
   Total PBHG Class Share Transactions               (647)         (710)          1,542        1,017         (855)
                                               ----------     ---------       ---------    ---------   ----------
   Advisor Class 2
   Shares Issued                                       --            --              60           30          139
   Shares Issued upon Reinvestment of
      Distributions                                    --            --              43           14          358
   Shares Redeemed                                     --            --            (198)        (130)        (794)
                                               ----------     ---------       ---------    ---------   ----------
   Total Advisor Class Share Transactions              --            --             (95)         (86)        (297)
                                               ----------     ---------       ---------    ---------   ----------
   Net Increase (Decrease) in Shares
      Outstanding                                    (647)         (710)          1,447          931       (1,152)
                                               ==========     =========       =========    =========   ==========

                                               --------------------------   --------------------------
                                                           PBHG                   PBHG TECHNOLOGY &
                                                      STRATEGIC SMALL              COMMUNICATIONS
                                                       COMPANY FUND                     FUND
                                               --------------------------   --------------------------
                                                   4/1/02                       4/1/02
                                                     to          4/1/01           to          4/1/01
                                                   9/30/02         to           9/30/02         to
                                                 (Unaudited)     3/31/02     (Unaudited)     3/31/02
                                               ------------- -----------    ------------ -------------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                $     (430)   $     (875)    $   (2,772)  $     (9,139)
   Net Realized Gain (Loss) from
     Security Transactions and Futures            (13,017)       (5,950)      (303,435)      (855,133)
   Net Realized Loss on Foreign
     Currency Transactions                             --            --             --             --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Futures
     Contracts and Foreign Currency
       Transactions                               (17,422)       12,900         (2,760)       659,933
                                               ----------    ----------     ----------   ------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                    (30,869)        6,075       (308,967)      (204,339)
                                               ----------    ----------     ----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                               --            --             --             --
   Return of Capital                                   --            --             --             --
   Net Realized Gains from Security
     Transactions                                      --            --             --             --
                                               ----------    ----------     ----------   ------------
   Total Distributions                                 --            --             --             --
                                               ----------    ----------     ----------   ------------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                   23,378        89,908         49,330      2,064,008
   Shares Issued upon Reinvestment of
      Distributions                                    --            --             --             --
   Shares Redeemed                                (19,429)      (86,071)       (90,412)    (2,199,759)
                                               ----------    ----------     ----------   ------------
   Total PBHG Class Transactions                    3,949         3,837        (41,082)      (135,751)
                                               ----------    ----------     ----------   ------------
   Advisor Class
   Shares Issued                                      100            --          2,586         10,528
   Shares Issued upon Reinvestment of
     Distributions                                     --            --             --             --
   Shares Redeemed                                     --            --           (484)          (196)
                                               ----------    ----------     ----------   ------------
   Total Advisor Class Transactions                   100            --          2,102         10,332
                                               ----------    ----------     ----------   ------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                4,049         3,837        (38,980)      (125,419)
                                               ----------    ----------     ----------   ------------
   Total Increase (Decrease) in Net Assets        (26,820)        9,912       (347,947)      (329,758)
                                               ----------    ----------     ----------   ------------
NET ASSETS:
   Beginning of Period                             86,243        76,331        591,379        921,137
                                               ----------    ----------     ----------   ------------
   End of Period                               $   59,423    $   86,243     $  243,432   $    591,379
                                               ==========    ==========     ==========   ============
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                    2,075         6,741          4,782         99,302
   Shares Issued upon Reinvestment of
      Distributions                                    --            --             --             --
   Shares Redeemed                                 (1,828)       (6,610)        (8,703)      (106,770)
                                               ----------    ----------     ----------   ------------
   Total PBHG Class Share Transactions                247           131         (3,921)        (7,468)
                                               ----------    ----------     ----------   ------------
   Advisor Class 2
   Shares Issued                                       10            --            270            700
   Shares Issued upon Reinvestment of
      Distributions                                    --            --             --             --
   Shares Redeemed                                     --            --            (51)           (12)
                                               ----------    ----------     ----------   ------------
   Total Advisor Class Share Transactions              10            --            219            688
                                               ----------    ----------     ----------   ------------
   Net Increase (Decrease) in Shares
      Outstanding                                     257           131         (3,702)        (6,780)
                                               ==========    ==========     ==========   ============

3. On January 11, 2002, the PBHG Disciplined Equity Fund acquired the assets of the Analytic Enhanced
   Equity Fund. The operations of the PBHG Disciplined Equity Fund prior to the acquisition were those of the predecessor fund, the Analytic Enhanced Equity Fund. The Analytic Enhanced Equity Fund was a series of the UAM Funds, Inc. II.
4. On December 14, 2001, the PBHG REIT Fund acquired the assets of the Heitman Real Estate Portfolio.
   The operations of the PBHG REIT Fund prior to the acquisition were those of the predecessor fund, the
   Heitman Real Estate Portfolio. The Heitman Real Estate Portfolio was a series of UAM Funds Trust.



            PBHG FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (000)-- Concluded
------------------------------------------------------------------------------------------------------------------------------------

                                                        -----------------------------------------      ---------------------------
                                                                          PBHG                                   PBHG
                                                                 IRA CAPITAL PRESERVATION                    CASH RESERVES
                                                                          FUND1                                  FUND
                                                        -----------------------------------------      --------------------------
                                                          4/1/02                                         4/1/02
                                                            to           11/1/01        11/1/00            to           4/1/01
                                                          9/30/02          to             to             9/30/02          to
                                                        (Unaudited)      3/31/02       10/31/01        (Unaudited)      3/31/02
                                                        -----------    ----------     ----------       -----------  ------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                $ 16,922       $   4,553      $  1,954         $    586     $     12,850
   Net Realized Gain (Loss) from Security Transactions     2,234             495           352                --              (5)
   Net Change in Unrealized Depreciation on
     Investments and Wrapper Agreements                   (2,234)           (308)         (352)               --              --
                                                        --------       ---------      --------         ---------    ------------
   Net Increase in Net Assets Resulting from Operations   16,922           4,740         1,954               586          12,845
                                                        --------       ---------      --------         ---------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                                 (17,000)         (4,757)       (1,978)             (586)        (12,919)
   Net Realized Gains from Security Transactions             --             (685)          --                --              --
                                                        --------       ---------      --------         ---------    ------------
   Total Distributions                                   (17,000)         (5,442)       (1,978)             (586)        (12,919)
                                                        --------       ---------      --------         ---------    ------------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                         347,369         450,353        53,737            59,800      21,459,733
   Shares Issued upon Reinvestment of Distributions       16,935           5,324         1,718               473           9,841
   Redemption Fees                                            89              17            24               --              --
   Shares Redeemed                                       (15,616)         (8,286)       (8,222)          (63,894)    (21,887,450)
                                                        --------       ---------      --------         ---------    ------------
   Total PBHG Class Transactions                         348,777         447,408        47,257            (3,621)       (417,876)
                                                        --------       ---------      --------         ---------    ------------
   Advisor Class
   Shares Issued                                             100              --            --                --              --
   Shares Issued upon Reinvestment of Distributions            1              --            --                --              --
                                                        --------       ---------      --------         ---------    ------------
   Total Advisor Class Transactions                          101              --            --                --              --
                                                        --------       ---------      --------         ---------    ------------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                          348,878         447,408        47,257            (3,621)       (417,876)
                                                        --------       ---------      --------         ---------    ------------
   Total Increase (Decrease) in Net Assets               348,800         446,706        47,233            (3,621)       (417,950)
                                                        --------       ---------      --------         ---------    ------------
NET ASSETS:
   Beginning of Period                                   518,004          71,298        24,065           107,513         525,463
                                                        --------       ---------      --------         ---------    ------------
   End of Period                                        $866,804       $ 518,004      $ 71,298         $ 103,892    $    107,513
                                                        ========       =========      ========         =========    ============
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                          34,732          45,035         5,373            59,800      21,459,733
   Shares Issued upon Reinvestment of Distributions        1,694             464           172               473           9,841
   Shares Redeemed                                        (1,557)           (828)         (822)          (63,894)    (21,887,450)
                                                        --------       ---------      --------         ---------    ------------
   Total PBHG Class Share Transactions                    34,869          44,671         4,723            (3,621)       (417,876)
                                                        --------       ---------      --------         ---------    ------------
   Advisor Class
   Shares Issued                                              10             --            --                --              --
                                                        --------       ---------      --------         ---------    ------------
   Total Advisor Class Share Transactions                     10             --            --                --              --
                                                        --------       ---------      --------         ---------    ------------
   Net Increase (Decrease) in Shares Outstanding          34,879          44,671         4,723            (3,621)       (417,876)
                                                        ========       =========      ========         =========    ============

1. On January 11, 2002, the PBHG IRA Capital Preservation Fund acquired the assets of the IRA Capital Preservation Portfolio.
   The operations of the PBHG IRA Capital Preservation Fund prior to the acquisition were those of the predecessor fund, the IRA Capital Preservation Portfolio. The IRA Capital Preservation Portfolio was a series of the UAM Funds Trust.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                                                                   PBHG FUNDS

                                                                                                         FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
                                                                               For a Share Outstanding Throughout Each Period
                                                                      For the Six Months Ended September 30, 2002 (Unaudited)






                   Net                       Realized and                                    Net                     Net
                  Asset            Net        Unrealized    Distributions  Distributions    Asset                  Assets
                  Value        Investment      Gains or       from Net         from         Value                    End
                Beginning        Income        (Losses)      Investment       Capital        End         Total    of Period
                of Period        (Loss)      on Securities     Income          Gains      of Period     Return      (000)
-----------------------------------------------------------------------------------------------------------------------------


---------------------
PBHG CORE GROWTH FUND
---------------------
  PBHG CLASS
  2002 ** 1     $10.15            $(0.05)        $(2.52)          --           --          $  7.58      (25.32)%+ $   36,560
  2002 1         10.70             (0.13)         (0.42)          --           --            10.15       (5.14)%      53,514
  2001 1         30.25             (0.17)        (16.62)          --          $(2.76)        10.70      (59.85)%      63,359
  2000 1         14.06             (0.20)         16.39           --           --            30.25      115.15%      166,099
  1999 1         13.53             (0.14)          0.67           --           --            14.06        3.92%       86,485
  1998           10.34             (0.33)          3.52           --           --            13.53       30.85 %     165,510
-------------------------
PBHG EMERGING GROWTH FUND
-------------------------
  PBHG CLASS
  2002 ** 1     $14.23            $(0.07)        $(6.65)          --           --          $  7.51      (47.22)%+ $  194,725
  2002 1         15.96             (0.17)         (1.56)          --           --            14.23      (10.84)%     408,161
  2001 1         40.00             (0.10)        (21.81)          --          $(2.13)        15.96      (56.95)%     538,294
  2000 1         20.61             (0.21)         20.76           --           (1.16)        40.00      101.33%    1,336,938
  1999 1         25.83             (0.18)         (4.96)          --           (0.08)        20.61      (19.91)%     736,008
  1998           19.26             (0.24)          6.81           --           --            25.83       34.11 %   1,404,157
----------------
PBHG GROWTH FUND
----------------
  PBHG CLASS
  2002 ** 1     $18.94            $(0.09)        $(4.61)          --           --           $14.24      (24.82)%+ $1,279,079
  2002 1         21.74             (0.20)         (2.60)          --           --            18.94      (12.88)%   1,925,422
  2001 1         58.73             (0.20)        (30.53)          --          $(6.26)        21.74      (56.57)%   2,883,036
  2000 1         24.51             (0.33)         36.14           --           (1.59)        58.73      148.57%    6,465,234
  1999 1         28.23             (0.24)         (3.48)          --           --            24.51      (13.18)%   3,228,740
  1998           21.06             (0.26)          7.43           --           --            28.23       34.05 %   5,338,380

  ADVISOR CLASS
  2002 ** 1     $18.66            $(0.11)        $(4.54)          --           --           $14.01      (24.92)%+ $   36,124
  2002 1         21.46             (0.26)         (2.54)          --           --            18.66      (13.05)%      50,259
  2001 1         58.19             (0.30)        (30.17)          --          $(6.26)        21.46      (56.65)%      69,469
  2000 1         24.35             (0.42)         35.85           --           (1.59)        58.19      147.98%      143,937
  1999 1         28.12             (0.30)         (3.47)          --           --            24.35      (13.41)%      66,235
  1998           21.03             (0.15)          7.24           --           --            28.12       33.71 %      89,227
----------------------
PBHG LARGE CAP 20 FUND
----------------------
  PBHG CLASS
  2002 ** 1     $15.15            $(0.04)        $(3.90)          --           --           $11.21      (26.01)%+ $  216,132
  2002 1         17.81             (0.11)         (2.55)          --           --            15.15      (14.94)%     333,115
  2001 1         44.34             (0.12)        (22.04)          --          $(4.37)        17.81      (53.84)%     501,921
  2000 1         24.10             (0.25)         26.26           --           (5.77)        44.34      117.88%    1,083,460
  1999 1         15.98             (0.12)          8.46           --           (0.22)        24.10       52.52%      603,077
  1998            9.25             (0.07)          6.80           --           --            15.98       72.76%      192,631

  ADVISOR CLASS
  2002 ** 1     $15.10            $(0.06)        $(3.87)          --           --           $11.17      (26.03)%+ $       46
  2002 1         17.80             (0.16)         (2.54)          --           --            15.10      (15.17)%          60
  2001 1, 2      25.20             (0.02)         (7.38)          --           --            17.80      (29.37)%+         71
--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------
  PBHG CLASS
  2002 ** 1     $19.67            $(0.05)        $(4.70)          --           --           $14.92      (24.15)%+ $  179,035
  2002 1         22.90             (0.14)         (3.09)          --           --            19.67      (14.10)%     258,297
  2001 1         38.37             (0.05)        (13.48)          --          $(1.94)        22.90      (36.55)%     327,689
  2000 1         24.57             (0.23)         21.32           --           (7.29)        38.37       98.60%      256,965
  1999 1         22.69             (0.16)          3.53           --           (1.49)        24.57       15.90%      144,089
  1998           14.26             (0.19)          8.82           --           (0.20)        22.69       60.80 %     145,662

  ADVISOR CLASS
  2002 ** 1     $19.62            $(0.07)        $(4.69)          --           --           $14.86      (24.26)%+ $      107
  2002 1         22.89             (0.19)         (3.08)          --           --            19.62      (14.29)%         156
  2001 1, 2      29.10             (0.03)         (6.18)          --           --            22.89      (21.34)%+         79


                                             Ratio of Net
                                              Investment         Ratio         Ratio of Net
                   Ratio           Ratio        Income        of Expenses       Investment
                of Expenses     of Expenses      (Loss)       to Average       Income (Loss)
                to Average      to Average    to Average      Net Assets        to Average
                Net Assets      Net Assets    Net Assets      (Excluding        Net Assets
                (Excluding      (Including    (Including        Waivers         (Excluding    Portfolio
                  Expense         Expense       Expense       and Expense       Waivers and   Turnover
                Reduction)      Reduction)    Reduction)      Reduction)    Expense Reduction)  Rate
------------------------------------------------------------------------------------------------------------

---------------------
PBHG CORE GROWTH FUND
---------------------
  PBHG CLASS
  2002 ** 1        1.50%*         1.47%*       (1.21)%*         1.59%*         (1.33)%*       124.18%+
  2002 1           1.49%          1.47%        (1.17)%          1.49%          (1.19)%        226.55%
  2001 1           1.31%          1.31%        (0.73)%          1.31%          (0.73)%        133.31%
  2000 1           1.33%          1.33%        (1.02)%          1.33%          (1.02)%        312.32%
  1999 1           1.45%          1.45%        (1.16)%          1.45%          (1.16)%        120.93%
  1998             1.35%          1.35%        (1.07)%          1.35%          (1.07)%         72.78%
-------------------------
PBHG EMERGING GROWTH FUND
-------------------------
  PBHG CLASS
  2002 ** 1        1.51%*         1.51%*       (1.39)%*         1.51%*         (1.39)%*        83.80%+
  2002 1           1.39%          1.38%        (1.06)%          1.39%          (1.07)%        150.95%
  2001 1           1.26%          1.26%        (0.33)%          1.26%          (0.33)%         89.91%
  2000 1           1.24%          1.24%        (0.76)%          1.24%          (0.76)%        141.81%
  1999 1           1.34%          1.34%        (0.80)%          1.34%          (0.80)%        101.53%
  1998             1.27%          1.27%        (0.80)%          1.27%          (0.80)%         95.21%
----------------
PBHG GROWTH FUND
----------------
  PBHG CLASS
  2002 ** 1        1.37%*         1.36%*       (1.10)%*         1.37%*         (1.11)%*        85.07%+
  2002 1           1.33%          1.32%        (0.95)%          1.33%          (0.96)%        170.67%
  2001 1           1.25%          1.25%        (0.46)%          1.25%          (0.46)%        104.48%
  2000 1           1.23%          1.23%        (0.90)%          1.23%          (0.90)%        107.73%
  1999 1           1.32%          1.32%        (0.99)%          1.32%          (0.99)%         80.51%
  1998             1.26%          1.26%        (0.74)%          1.26%          (0.74)%         94.21%

  ADVISOR CLASS
  2002 ** 1        1.62%*         1.61%*       (1.35)%*         1.62%*         (1.36)%*        85.07%+
  2002 1           1.58%          1.57%        (1.20)%          1.58%          (1.22)%        170.67%
  2001 1           1.50%          1.50%        (0.71)%          1.50%          (0.71)%        104.48%
  2000 1           1.48%          1.48%        (1.15)%          1.48%          (1.15)%        107.73%
  1999 1           1.57%          1.57%        (1.24)%          1.57%          (1.24)%         80.51%
  1998             1.51%          1.51%        (1.02)%          1.51%          (1.02)%         94.21%
----------------------
PBHG LARGE CAP 20 FUND
----------------------
  PBHG CLASS
  2002 ** 1        1.43%*         1.41%*       (0.68)%*         1.43%*         (0.70)%*        93.02%+
  2002 1           1.36%          1.35%        (0.66)%          1.36%          (0.67)%        152.53%
  2001 1           1.23%          1.23%        (0.34)%          1.23%          (0.34)%        142.46%
  2000 1           1.23%          1.23%        (0.82)%          1.23%          (0.82)%        147.35%
  1999 1           1.27%          1.27%        (0.64)%          1.27%          (0.64)%         76.41%
  1998             1.41%          1.41%        (0.79)%          1.41%          (0.79)%         98.27%

  ADVISOR CLASS
  2002 ** 1        1.68%*         1.66%*       (0.92)%*         1.68%*         (0.94)%*        93.02%+
  2002 1           1.61%          1.60%        (0.91)%          1.61%          (0.92)%        152.53%
  2001 1, 2        1.54%*         1.54%*       (0.40)%*         1.54%*         (0.40)%*       142.46%+
--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------
  PBHG CLASS
  2002 ** 1        1.29%*         1.28%*       (0.61)%*         1.29%*         (0.62)%*        66.01%+
  2002 1           1.26%          1.25%        (0.62)%          1.26%          (0.63)%        148.93%
  2001 1           1.18%          1.18%        (0.14)%          1.18%          (0.14)%        146.18%
  2000 1           1.17%          1.17%        (0.79)%          1.17%          (0.79)%        184.36%
  1999 1           1.25%          1.25%        (0.71)%          1.25%          (0.71)%         46.16%
  1998             1.22%          1.22%        (0.79)%          1.22%          (0.79)%         46.56%

  ADVISOR CLASS
  2002 ** 1        1.54%*         1.53%*       (0.87)%*         1.54%*         (0.88)%*        66.01%+
  2002 1           1.51%          1.50%        (0.87)%          1.51%          (0.88)%        148.93%
  2001 1, 2        1.43%*         1.43%*       (0.42)%*         1.43%*         (0.42)%*       146.18%+


The accompanying notes are an integral part of the financial statements.

PBHG FUNDS

FINANCIAL HIGHLIGHTS -- Continued
------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
For the Six Months Ended September 30, 2002 (Unaudited)





                  Net                    Realized and                                        Net                      Net
                 Asset          Net       Unrealized      Distributions  Distributions      Asset                   Assets
                 Value      Investment     Gains or         from Net         from           Value                     End
               Beginning      Income       (Losses)        Investment       Capital          End          Total    of Period
               of Period      (Loss)     on Securities       Income          Gains        of Period      Return      (000)
------------------------------------------------------------------------------------------------------------------------------


-----------------
PBHG LIMITED FUND
-----------------
  PBHG CLASS
  2002 ** 1       $9.40      $(0.04)         $(4.09)        --              --            $  5.27      (43.94)%+  $   39,135
  2002 1           9.42       (0.10)           0.22         --            $ (0.14)           9.40        1.17%        74,076
  2001 1          23.11       (0.08)          (8.17)        --              (5.44)           9.42      (42.99)%       77,505
  2000 1          11.95       (0.12)          15.20         --              (3.92)          23.11      137.27%       155,130
  1999 1          14.08       (0.10)          (1.45)        --              (0.58)          11.95      (11.01)%      108,011
  1998             9.05       (0.10)           5.53         --              (0.40)          14.08       60.78 %      178,168
---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------
  PBHG CLASS
  2002 ** 1      $26.11      $(0.12)         $(8.10)        --              --             $17.89      (31.48)%+  $   29,635
  2002 1          27.77       (0.30)          (1.36)        --              --              26.11       (5.98)%       47,813
  2001 1          98.19       (0.48)         (43.78)        --            $(26.16)          27.77      (54.38)%       65,357
  2000 1          16.47       (0.71)          85.60         --              (3.17)          98.19      529.94%       355,600
  1999 3          13.52       (0.01)           2.96         --              --              16.47       21.82%+       16,742
-----------------------
PBHG SELECT EQUITY FUND
-----------------------
  PBHG CLASS
  2002 ** 1      $22.74      $(0.09)         $(7.05)        --              --             $15.60      (31.40)%+  $  244,220
  2002 1          26.58       (0.25)          (3.59)        --              --              22.74      (14.45)%      413,134
  2001 1          77.81       (0.24)         (48.55)        --           $  (2.44)          26.58      (64.23)%      662,551
  2000 1          25.93       (0.34)          58.71         --              (6.49)          77.81      240.82%     1,691,298
  1999 1          24.15       (0.21)           1.99         --              --              25.93        7.37%       235,904
  1998            15.91       (0.44)           8.68         --              --              24.15       51.79 %      336,076
-----------------------
PBHG CLIPPER FOCUS FUND
-----------------------
  PBHG CLASS
  2002 **        $16.40       $0.06          $(3.97)        --              --             $12.49      (23.84)%+  $  580,964
  2002 4          15.92        0.20            2.34        $(0.14)        $ (1.92)          16.40       17.48%+      621,735
  2001 5          10.87        0.21            5.49         (0.21)          (0.44)          15.92       53.22%       272,069
  2000 5          12.19        0.16           (1.18)        (0.16)          (0.14)          10.87       (8.39)%       84,226
  1999 5,6        10.00        0.05            2.18         (0.04)          --***           12.19       22.33%+       64,135
-----------------------
PBHG FOCUSED VALUE FUND
-----------------------
  PBHG CLASS
  2002 ** 1      $16.20      $(0.04)         $(4.32)        --              --             $11.84      (26.91)%+  $   25,607
  2002 1          17.41       (0.04)          (1.03)       $(0.06)        $ (0.08)          16.20       (6.18)%       34,675
  2001 1          18.51        0.07           (0.74)        --              (0.43)          17.41       (3.59)%       58,724
  2000 1          10.46       (0.01)           8.93         --              (0.87)          18.51       89.17%        22,556
  1999 3          10.32       --               0.14         --              --              10.46        1.36%+        3,658
-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------
  PBHG CLASS
  2002 ** 1      $13.34       $0.06          $(3.96)        --              --            $  9.44      (29.24)%+  $  316,518
  2002 1          13.90        0.03           (0.57)       $(0.02)          --              13.34       (3.86)%      524,236
  2001 1          11.97        0.21            2.21         (0.08)         $(0.41)          13.90       20.42%       425,414
  2000            13.85        0.12            1.78         (0.08)          (3.70)          11.97       14.25%        32,922
  1999            13.01        0.08            2.45         (0.10)          (1.59)          13.85       20.29%        44,922
  1998            10.11        0.02            3.84         (0.06)          (0.90)          13.01       39.47%        76,476
  ADVISOR CLASS
  2002 ** 1      $13.30       $0.04          $(3.94)        --              --            $  9.40      (29.32)%+  $      100
  2002 1          13.88       --              (0.58)        --              --              13.30       (4.15)%          195
  2001 1, 2       13.88        0.01           (0.01)        --              --              13.88        0.00%+          100


                                               Ratio of Net         Ratio      Ratio of Net
                  Ratio          Ratio          Investment       of Expenses    Investment
               of Expenses    of Expenses      Income (Loss)     to Average    Income (Loss)
               to Average     to Average        to Average       Net Assets     to Average
               Net Assets     Net Assets        Net Assets       (Excluding     Net Assets
               (Excluding     (Including        (Including         Waivers      (Excluding      Portfolio
                 Expense        Expense           Expense        and Expense    Waivers and     Turnover
               Reduction)     Reduction)        Reduction)       Reduction) Expense Reduction)    Rate
------------------------------------------------------------------------------------------------------------


-----------------
PBHG LIMITED FUND
-----------------
  PBHG CLASS
  2002 ** 1      1.49%*         1.49%*          (1.28)%*         1.49%*            (1.28)%*    82.34%+
  2002 1         1.41%          1.40%           (1.04)%          1.41%             (1.05)%    156.08%
  2001 1         1.33%          1.33%           (0.48)%          1.33%             (0.48)%     85.07%
  2000 1         1.32%          1.32%           (0.76)%          1.32%             (0.76)%    107.78%
  1999 1         1.40%          1.40%           (0.81)%          1.40%             (0.81)%    111.07%
  1998           1.40%          1.40%           (0.72)%          1.40%             (0.72)%     81.36%
---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------
  PBHG CLASS
  2002 ** 1      1.50%*         1.50%*          (1.10)%*         1.50%*            (1.10)%*   172.97%+
  2002 1         1.44%          1.43%           (1.13)%          1.44%             (1.14)%    295.41%
  2001 1         1.34%          1.34%           (0.76)%          1.34%             (0.76)%    267.34%
  2000 1         1.34%          1.34%           (1.15)%          1.34%             (1.15)%    668.31%
  1999 3         1.50%*         1.50%*          (0.80)%*         1.59%*            (0.89)%*   109.43%+
-----------------------
PBHG SELECT EQUITY FUND
-----------------------
  PBHG CLASS
  2002 ** 1      1.47%*         1.44%*          (0.99)%*         1.47%*            (1.02)%*   221.37%+
  2002 1         1.38%          1.37%           (0.94)%          1.38%             (0.95)%    301.58%
  2001 1         1.26%          1.26%           (0.43)%          1.26%             (0.43)%    157.72%
  2000 1         1.18%          1.18%           (0.68)%          1.18%             (0.68)%    200.56%
  1999 1         1.34%          1.34%           (0.90)%          1.34%             (0.90)%     56.59%
  1998           1.35%          1.35%           (1.15)%          1.35%             (1.15)%     72.16%
-----------------------
PBHG CLIPPER FOCUS FUND
-----------------------
  PBHG CLASS
  2002 **        1.40%*         1.37%*           0.86%*          1.50%*             0.73%*     35.14%+
  2002 4         1.40%*         1.40%*           1.26%*          1.44%*             1.23%*     39.02%+
  2001 5         1.40%          1.40%            1.41%           1.41%              1.40%     111.00%
  2000 5         1.40%          1.40%            1.47%           1.47%              1.40%      54.00%
  1999 5,6       1.40%*         1.40%*           1.05%*          2.08%*             0.37%*     22.00%+
-----------------------
PBHG FOCUSED VALUE FUND
-----------------------
  PBHG CLASS
  2002 ** 1      1.46%*         1.44%*          (0.54)%*         1.46%*            (0.56)%*   140.51%+
  2002 1         1.37%          1.36%           (0.24)%          1.37%             (0.25)%    433.98%
  2001 1         1.34%          1.34%            0.37%           1.34%              0.37%     404.36%
  2000 1         1.50%          1.50%           (0.10)%          1.55%             (0.15)%    853.36%
  1999 3         1.50%*         1.50%*           0.09%*          2.67%*            (1.08)%*   173.09%+
-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------
  PBHG CLASS
  2002 ** 1      1.09%*         1.00%*           0.95%*          1.09%*             0.86%*    218.13%+
  2002 1         1.14%          1.13%            0.24%           1.14%              0.24%     947.66%
  2001 1         1.16%          1.16%            0.91%           1.16%              0.91%    1184.89%
  2000           1.11%          1.11%            0.71%           1.11%              0.71%    1018.03%
  1999           1.01%          1.01%            0.59%           1.01%              0.59%     568.20%
  1998           1.17%          1.17%            0.98%           1.17%              0.98%     403.59%

  ADVISOR CLASS
  2002 ** 1      1.34%*         1.25%*           0.72%*          1.34%*             0.63%*    218.13%+
  2002 1         1.39%          1.38%           (0.04)%          1.39%             (0.04)%    947.66%
  2001 1, 2      1.40%*         1.40%*           0.39%*          1.40%*             0.39%*   1184.89%+


The accompanying notes are an integral part of the financial statements.

                                                                                                                PBHG FUNDS





                  Net                      Realized and                                   Net                     Net
                 Asset          Net         Unrealized     Distributions Distributions   Asset                  Assets
                 Value      Investment       Gains or        from Net       from         Value                    End
               Beginning      Income         (Losses)       Investment     Capital      End of       Total     of Period
               of Period      (Loss)       on Securities      Income        Gains       Period      Return       (000)
--------------------------------------------------------------------------------------------------------------------------


-----------------------
PBHG MID-CAP VALUE FUND
-----------------------
  PBHG CLASS
  2002 ** 1     $15.74        $(0.02)        $(3.89)         --             --          $11.83     (24.84)%+   $293,313
  2002 1         14.44         (0.02)          1.32          --             --           15.74       9.00%      464,987
  2001 1         13.82          0.09           1.20         $(0.03)        $(0.64)       14.44       9.43%      231,117
  2000 1         15.09         (0.02)          5.03          --             (6.28)       13.82      42.21%       60,690
  1999           15.30        --               0.92          --             (1.13)       15.09       8.35%       56,981
  1998 7         10.00         (0.01)          6.00          --             (0.69)       15.30      61.06%+      54,173
  ADVISOR CLASS
  2002 ** 1     $15.72        $(0.04)        $(3.88)         --             --          $11.80     (24.94)%+   $    265
  2002 1,8       13.90         (0.03)          1.85          --             --           15.72      13.09%+         127
-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------
  PBHG CLASS
  2002 ** 1     $20.65        $(0.08)        $(6.74)         --             --          $13.83     (33.03)%+   $134,253
  2002 1         18.48         (0.14)          2.31          --             --           20.65      11.74%      290,007
  2001 1         18.75         (0.02)          0.58          --            $(0.83)       18.48       2.99%      251,994
  2000 1         11.38         (0.08)          7.45          --             --           18.75      64.76%       92,634
  1999 1         15.38         (0.09)         (3.06)         --             (0.85)       11.38     (20.93)%      69,787
  1998 7         10.00         (0.03)          6.15          --             (0.74)       15.38      62.27%+     125,834

  ADVISOR CLASS
  2002 ** 1     $20.60        $(0.10)        $(6.72)         --             --          $13.78     (33.11)%+   $    173
  2002 1         18.47         (0.22)          2.35          --             --           20.60      11.53%          364
  2001 1, 2      19.67         (0.02)         (1.18)         --             --           18.47      (6.10)%+         94
------------------------
PBHG SPECIAL EQUITY FUND
------------------------
  PBHG CLASS
  2002 **       $13.92         $0.05         $(3.75)         --             --          $10.22     (26.58)%+   $ 19,013
  2002 9         11.73          0.05           2.20         $(0.06)         --           13.92      19.20% +     25,505
  2001 10        13.28          0.08           0.09          (0.06)        $(1.66)       11.73       1.23%       16,996
  2000 10        11.84          0.07           1.55          (0.07)         (0.11)       13.28      13.80%       29,547
  1999 10        10.01          0.03           1.88          (0.03)         (0.05)       11.84      19.33%       16,406
  1998 10,11     10.00          0.02          (0.01)         --             --           10.01       0.10% +     14,167
----------------------------
PBHG DISCIPLINED EQUITY FUND
----------------------------
  PBHG CLASS
  2002 **       $10.42         $0.05         $(3.25)         --             --         $  7.22     (30.71)%+   $ 55,992
  2002 12        10.33          0.02           0.07          --***          --           10.42       0.89%+     101,615
  2001 13        11.09          0.07          (0.76)        $(0.07)         --           10.33      (6.22)%      95,031
  2000 13        12.31          0.06          (1.20)         (0.06)        $(0.02)       11.09      (9.33)%     118,545
  1999 13        10.90          0.10           2.06          (0.10)         (0.65)       12.31      20.06%      145,185
  1998 13         8.43          0.06           3.07          (0.07)         (0.59)       10.90      37.82%       33,889
--------------------------------------------
PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND
--------------------------------------------
  PBHG CLASS
  2002 ** 1      $3.80        $(0.03)        $(1.91)         --             --         $  1.86     (51.05)%+   $ 16,250
  2002 1          4.95         (0.08)         (1.07)         --             --            3.80     (23.23)%      35,646
  2001 1,14      10.00         (0.12)         (4.93)         --             --            4.95     (50.50)%+     49,909



                                               Ratio of Net                     Ratio of Net
                                                Investment         Ratio of      Investment
                   Ratio          Ratio           Income           Expenses    Income  (Loss)
                of Expenses    of Expenses        (Loss)          to Average     to Average
                to Average     to Average       to Average        Net Assets     Net Assets
                Net Assets     Net Assets       Net Assets        (Excluding     (Excluding
                (Excluding     (Including       (Including          Waivers        Waivers       Portfolio
                  Expense        Expense          Expense         and Expense    and Expense     Turnover
                Reduction)     Reduction)       Reduction)        Reduction)     Reduction)        Rate
----------------------------------------------------------------------------------------------------------------


-----------------------
PBHG MID-CAP VALUE FUND
-----------------------
  PBHG CLASS
  2002 ** 1        1.35%*         1.32%*          (0.33)%*           1.35%*        (0.36)%*       91.68%+
  2002 1           1.32%          1.31%           (0.15)%            1.32%         (0.15)%       236.85%
  2001 1           1.35%          1.35%            0.40%             1.35%          0.40%        248.10%
  2000 1           1.44%          1.44%           (0.15)%            1.44%         (0.15)%       742.57%
  1999             1.33%          1.33%            0.01%             1.33%          0.01%        732.73%
  1998 7           1.47%*         1.47%*          (0.17)%*           1.47%*        (0.17)%*      399.96%+

  ADVISOR CLASS
  2002 ** 1        1.60%*         1.57%*          (0.55)%*           1.60%*        (0.58)%*       91.68%+
  2002 1,8         1.55%*         1.54%*          (0.49)%*           1.55%*        (0.49)%*      236.85%+
-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------
  PBHG CLASS
  2002 ** 1        1.50%*         1.48%*          (0.96)%*           1.55%*        (1.03)%*       55.87%+
  2002 1           1.48%          1.48%           (0.72)%            1.48%         (0.72)%       144.85%
  2001 1           1.49%          1.49%           (0.09)%            1.49%         (0.09)%       177.69%
  2000 1           1.50%          1.50%           (0.56)%            1.58%         (0.64)%       352.85%
  1999 1           1.48%          1.48%           (0.71)%            1.48%         (0.71)%       273.87%
  1998 7           1.49%*         1.49%*          (0.52)%*           1.49%*        (0.52)%*      263.04%+

  ADVISOR CLASS
  2002 ** 1        1.75%*         1.73%*          (1.21)%*           1.80%*        (1.28)%*       55.87%+
  2002 1           1.73%          1.73%           (1.12)%            1.73%         (1.12)%       144.85%
  2001 1, 2        1.73%*         1.73%*          (0.34)%*           1.73%*        (0.34)%*      177.69%+
------------------------
PBHG SPECIAL EQUITY FUND
------------------------
  PBHG CLASS
  2002 **          1.25%*         1.25%*           0.74%*            1.55%*         0.44%*        33.39%+
  2002 9           1.25%*         1.25%*           0.86%*            2.21%*        (0.10)%*       13.92%+
  2001 10          1.25%          1.25%            0.54%             1.54%          0.25%         66.00%
  2000 10          1.15%          1.15%            0.60%             1.66%          0.09%         49.00%
  1999 10          1.22%          1.22%            0.26%             1.70%         (0.22)%        26.00%
  1998 10,11       1.16%*         1.16%*           0.42%*            1.98%*        (0.41)%*       23.00%+
----------------------------
PBHG DISCIPLINED EQUITY FUND
----------------------------
  PBHG CLASS
  2002 **          0.99%*         0.99%*           0.83%*            1.19%*         0.63%*       114.98%+
  2002 12          0.99%*         0.99%*           0.63%*            1.33%*         0.29%*        65.99%+
  2001 13          0.99%          0.99%            0.64%             1.09%          0.54%        229.00%
  2000 13          0.97%          0.97%            0.53%             0.97%          0.53%        270.00%
  1999 13          0.99%          0.99%            1.08%             1.11%          0.96%        261.00%
  1998 13          1.26%          1.26%            0.78%             2.25%         (0.21)%       297.00%
--------------------------------------------
PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND
--------------------------------------------
  PBHG CLASS
  2002 ** 1        2.15%*         2.11%*          (1.88)%*           2.78%*        (2.55)%*       91.17%+
  2002 1           2.30%          2.15%           (1.75)%            2.60%         (2.20)%       192.61%
  2001 1,14        2.15%*         2.15%*          (1.57)%*           2.15%*        (1.57)%*      314.47%+


The accompanying notes are an integral part of the financial statements.


PBHG FUNDS

FINANCIAL HIGHLIGHTS -- Concluded
------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
For the Six Months Ended September 30, 2002 (Unaudited)




                Net                  Realized and                                             Net                      Net
               Asset        Net       Unrealized  Distributions  Distributions               Asset                   Assets
               Value    Investment     Gains or     from Net         from       Return       Value                     End
             Beginning    Income       (Losses)    Investment       Capital       of          End       Total       of Period
             of Period    (Loss)     on Securities   Income          Gains      Capital    of Period   Return         (000)
------------------------------------------------------------------------------------------------------------------------------


--------------
PBHG REIT FUND
--------------
 PBHG CLASS
 2002 ** 1    $ 9.58     $ 0.17        $  (1.01)     $(0.17)          $(0.09)    --       $ 8.48       (8.91)%+  $   81,007
 2002 15        8.78       0.09            0.80       (0.09)           --        --         9.58       10.11%+       76,679
 2001 13        9.56       0.47            0.46       (0.45)           (1.21)   $(0.05)16   8.78       10.41%        61,378
 2000 13        8.04       0.36            1.60       (0.36)           --        (0.08)16   9.56       24.90%        75,013
 1999 13        8.62       0.43           (0.54)      (0.47)           --        --         8.04       (1.16)%       65,767
 1998 13       10.49       0.32           (1.88)      (0.31)           --        --         8.62      (15.12)%       79,717

 ADVISOR CLASS
 2002 **1     $ 9.55     $ 0.16        $  (1.00)     $(0.16)          $(0.09)    --       $ 8.46       (8.96)%+  $   16,679
 2002 15        8.75       0.09            0.79       (0.08)           --        --         9.55       10.08% +      19,738
 2001 13        9.55       0.43            0.45       (0.43)           (1.21)   $(0.04)16   8.75        9.88%  17    18,858
 2000 13        8.04       0.31            1.60       (0.33)           --        (0.07)16   9.55       24.22% 17     23,417
 1999 13        8.62       0.39           (0.53)      (0.44)           --        --         8.04       (1.62)% 17    29,502
 1998 13       10.50       0.25           (1.86)      (0.27)           --        --         8.62      (15.54)% 17    46,665
---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------
 PBHG CLASS
 2002 ** 1    $13.37     $(0.06)       $  (4.45)      --               --        --       $ 8.86      (33.73)%+  $   59,330
 2002 1        12.08      (0.13)           1.42       --               --        --        13.37       10.68%        86,243
 2001 1        19.34      (0.11)          (4.55)      --              $(2.60)    --        12.08      (27.04)%       76,331
 2000 1        10.54      (0.13)          10.18       --               (1.25)    --        19.34       99.74%        75,225
 1999 1        12.89      (0.11)          (1.78)      --               (0.46)    --        10.54      (14.52)%       48,029
 1998           8.86      (0.11)           5.01       --               (0.87)    --        12.89       56.54%       111,983

 ADVISOR CLASS
 2002 ** 1,18 $ 9.57     $(0.01)       $  (0.70)      --               --        --       $ 8.86       (7.42)%+  $       93
-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------
 PBHG CLASS
 2002 ** 1    $14.79     $(0.07)       $  (8.01)      --               --        --       $ 6.71      (54.63)%+  $  237,306
 2002 1        19.70      (0.21)          (4.70)      --               --        --        14.79      (24.92)%      581,091
 2001 1        85.02      (0.46)         (59.61)      --              $(5.25)    --        19.70      (74.20)%      920,965
 2000 1        27.59      (0.54)          62.84       --               (4.87)    --        85.02      233.99%     3,843,946
 1999 1        19.27      (0.19)           8.80       --               (0.29)    --        27.59       45.33%       536,405
 1998          14.63      (0.23)           5.72       --               (0.85)    --        19.27       38.29%       495,697

 ADVISOR CLASS
 2002 ** 1    $14.75     $(0.08)       $  (7.98)      --               --        --       $ 6.69      (54.64)%+$      6,126
 2002 1        19.70      (0.23)          (4.72)      --               --        --        14.75      (25.13)%       10,288
 2001 1,2      34.43      (0.04)         (14.69)      --               --        --        19.70      (42.78)%+         172



                                             Ratio of Net          Ratio       Ratio of Net
                Ratio            Ratio        Investment        of Expenses     Investment
             of Expenses      of Expenses    Income (Loss)      to Average     Income (Loss)
             to Average       to Average      to Average        Net Assets      to Average
             Net Assets       Net Assets      Net Assets        (Excluding      Net Assets
             (Excluding       (Including      (Including          Waivers   (Excluding Waivers Portfolio
               Expense          Expense         Expense         and Expense     and Expense    Turnover
             Reduction)       Reduction)      Reduction)        Reduction)      Reduction)       Rate
-----------------------------------------------------------------------------------------------------------


--------------
PBHG REIT FUND
--------------
  PBHG CLASS
 2002 ** 1    1.19%*             1.18%*         3.67%*            1.29%*          3.56%*       59.55%+
 2002 15      1.36%*             1.36%*         4.20%*            1.47%*          4.09%*       25.08%+
 2001 13      1.14%              1.14%          4.57%             1.14%           4.57%       139.00%
 2000 13      1.36%              1.36%          4.14%             1.36%           4.14%        76.00%
 1999 13      1.25%              1.25%          5.12%             1.25%           5.12%        49.00%
 1998 13      1.22%              1.22%          3.14%             1.22%           3.14%        80.00%

 ADVISOR CLASS
 2002 **1     1.44%*             1.43%*         3.37%*            1.54%*          3.26%*       59.55%+
 2002 15      1.61%*             1.61%*         3.86%*            1.72%*          3.73%*       25.08%+
 2001 13      1.62%              1.62%          4.07%             1.62%           4.07%       139.00%
 2000 13      1.89%              1.89%          3.54%             1.89%           3.54%        76.00%
 1999 13      1.73%              1.73%          4.64%             1.73%           4.64%        49.00%
 1998 13      1.73%              1.73%          2.65%             1.73%           2.65%        80.00%
---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------
PBHG CLASS
 2002 ** 1    1.50%*             1.49%*        (1.15)%*           1.53%*         (1.19)%*      60.89%+
 2002 1       1.50%              1.49%         (0.96)%            1.50%          (0.97)%      118.88%
 2001 1       1.50%              1.50%         (0.63)%            1.50%          (0.63)%      143.04%
 2000 1       1.50%              1.50%         (0.93)%            1.55%          (0.98)%      240.55%
 1999 1       1.50%              1.50%         (0.97)%            1.54%          (1.01)%      140.89%
 1998         1.45%              1.45%         (0.92)%            1.45%          (0.92)%      215.46%

 ADVISOR CLASS
 2002 **1,18  1.75%*             1.75%*        (1.35)%*           1.86%*         (1.46)%*      60.89%+
-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------
 PBHG CLASS
 2002 ** 1    1.59%*             1.56%*        (1.43)%*           1.59%*         (1.46)%*     126.08%+
 2002 1       1.39%              1.38%         (1.17)%            1.39%          (1.19)%      185.33%
 2001 1       1.25%              1.25%         (0.81)%            1.25%          (0.81)%      291.41%
 2000 1       1.19%              1.19%         (0.96)%            1.19%          (0.96)%      362.38%
 1999 1       1.34%              1.34%         (0.96)%            1.34%          (0.96)%      276.07%
 1998         1.30%              1.30%         (0.91)%            1.30%          (0.91)%      259.89%

 ADVISOR CLASS
 2002 ** 1    1.84%*             1.81%*        (1.68)%*           1.84%*         (1.71)%*     126.08%+
 2002 1       1.64%              1.63%         (1.42)%            1.64%          (1.44)%      185.33%
 2001 1,2     1.50%*             1.50%*        (0.58)%*           1.50%*         (0.58)%*     291.41%+


The accompanying notes are an integral part of the financial statements.


                                                                                                                      PBHG FUNDS





                 Net                             Realized and                                                Net
                Asset                             Unrealized   Distributions  Distributions                  Asset
                Value      NET                     Gains or      from Net        from          Reverse      Value
              Beginning  Investment  Redemption   (Losses)     Investment      Capital      Stock Split     End         Total
              of Period    Income      Fees      on Securities    Income         Gains        (Note 2)    of Period     Return
--------------------------------------------------------------------------------------------------------------------------------


----------------------------------
PBHG IRA CAPITAL PRESERVATION FUND
----------------------------------
  PBHG CLASS
  2002 **     $10.00        $0.22       --***      --           $(0.22)         --              --         $10.00       2.25%+
  2002 19      10.00         0.20       --***      --            (0.20)       $(0.04)          $0.04        10.00       1.98%+
  2001 10      10.00         0.61       $0.01      --            (0.62)         --              --          10.00       6.34%
  2000 10      10.00         0.65        0.01      --            (0.66)         --              --          10.00       6.80%
  1999 10,20   10.00         0.11       --         --            (0.11)         --              --          10.00       1.12%+

  ADVISOR CLASS
  2002 ** 21  $10.00        $0.07       --         --           $(0.07)         --              --         $10.00       0.69%+
-----------------------
PBHG CASH RESERVES FUND
-----------------------
  PBHG CLASS
  2002 **     $ 1.00        $0.01       --         --           $(0.01)         --              --          $1.00       0.56%+
  2002          1.00         0.03       --         --            (0.03)         --              --           1.00       2.55%
  2001          1.00         0.06       --         --            (0.06)         --              --           1.00       5.98%
  2000          1.00         0.05       --         --            (0.05)         --              --           1.00       4.81%
  1999          1.00         0.05       --         --            (0.05)         --              --           1.00       4.84%
  1998          1.00         0.05       --         --            (0.05)         --              --           1.00       5.13%



                                                     Ratio of Net      Ratio       Ratio of Net
                             Ratio        Ratio      Investment    of Expenses     Investment
                          of Expenses  of Expenses  Income (Loss)  to Average     Income (Loss)
                 Net      to Average   to Average    to Average    Net Assets      to Average
               Assets     Net Assets   Net Assets    Net Assets    (Excluding      Net Assets
                 End      (Excluding   (Including    (Including      Waivers   (Excluding Waivers  Portfolio
              of Period     Expense      Expense       Expense     and Expense     and Expense     Turnover
                (000)     Reduction)   Reduction)    Reduction)    Reduction)      Reduction)        Rate
--------------------------------------------------------------------------------------------------------------


----------------------------------
PBHG IRA CAPITAL PRESERVATION FUND
----------------------------------
  PBHG CLASS
  2002 **     $866,703       1.00%*       1.00%*       4.41%*        1.34%*          4.07%*       100.48%+
  2002 19      518,004       1.00%*       1.00%*       4.67%*        1.32%*          4.35%*       116.91%+
  2001 10       71,298       1.00%        1.00%        5.97%         1.62%           5.35%        196.00%
  2000 10       24,065       1.03%        1.03%        6.53%         1.84%           5.69%         72.00%
  1999 10,20       867       1.00%*       1.00%*       6.67%*       46.23%*        (38.56)%*      137.00%+

  ADVISOR CLASS
  2002 ** 21  $    101       1.25%*       1.25%*       4.10%*        1.59%*          3.76%*       100.48%+
-----------------------
PBHG CASH RESERVES FUND
-----------------------
  PBHG CLASS
  2002 **     $103,892       0.70%*       0.70%*       1.11%*        0.70%*          1.11%*       n/a
  2002         107,513       0.59%        0.58%        2.92%         0.59%           2.91%        n/a
  2001         525,463       0.52%        0.52%        5.78%         0.52%           5.78%        n/a
  2000         579,458       0.69%        0.69%        4.78%         0.69%           4.78%        n/a
  1999         144,239       0.70%        0.70%        4.72%         0.70%           4.72%        n/a
  1998         117,574       0.68%        0.68%        5.00%         0.68%           5.00%        n/a

*  Annualized
** For the six months ended September 30, 2002.
***Amount is less than $0.01 per share.
+  Total return and portfolio turnover have not been annualized.
1  Per share calculations were performed using average shares for the period.
2  The PBHG Large Cap 20 Fund Advisor Class, PBHG Large Cap Growth Fund Advisor Class, PBHG Large Cap Value Fund
   Advisor Class, PBHG Small Cap Value Fund Advisor Class and PBHG Technology & Communications Fund Advisor Class
   commenced operations on December 29, 2000.
3  The PBHG New Opportunities Fund and the PBHG Focused Value Fund commenced operations on February 12, 1999.
4  On December 14, 2001, the PBHG Clipper Focus Fund acquired the assets of the Clipper Focus Portfolio. The operations of the PBHG Clipper Focus Fund prior to the acquisition were those of the predecessor fund, the
   Clipper Focus Portfolio. The Clipper Focus Portfolio was a series of the UAM Funds Trust.
5  For the year or period ended April 30.
6  The PBHG Clipper Focus Fund commenced operations on September 10, 1998.
7  The PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund commenced operations on April 30, 1997.
8  The PBHG Mid-Cap Value Fund Advisor Class commenced operations on October 31, 2001.
9  On December 14, 2001, the PBHG Special Equity Fund acquired the assets of the NWQ Special Equity Portfolio. The operations of the PBHG Special Equity Fund prior to the acquisition were those of the predecessor fund, the NWQ
   Special Equity Portfolio. The NWQ Special Equity Portfolio was a series of the UAM Funds, Inc.
10 For the year or period ended October 31.
11 The PBHG Special Equity Fund commenced operations on November 4, 1997.
12 On January 11, 2002, the PBHG Disciplined Equity Fund acquired the assets of the Analytic Enhanced Equity Fund.
   The operations of the PBHG Disciplined Equity Fund prior to the acquisition were those of the predecessor fund, the Analytic Enhanced Equity Fund. The Enhanced Equity Fund was a series of the UAM Funds, Inc. II.
13 For the year ended December 31.
14 The PBHG Global Technology & Communications Fund commenced operations on May 31, 2000.
15 On December 14, 2001, the PBHG REIT Fund acquired the assets of the Heitman Real Estate Portfolio. The operations of the PBHG REIT Fund prior to the acquisition were those of the predecessor fund, the Heitman Real
   Estate Portfolio. The Heitman Real Estate Portfolio was a series of UAM Funds Trust.
16 Historically, the PBHG REIT Fund has distributed to its shareholders amounts approximating dividends received from the REITs. A portion of such distributions may include a return of capital.
17 The total returns prior to the acquisition do not include the sales charge. The Advisor Class of the Fund's predecessor carried a maximum front-end sales charge of 4.75%. Total Returns shown in the chart have been adjusted to reflect the elimination of the front-end sales charge. If the charge had been included, the returns would have been lower.
18 The PBHG Strategic Small Company Fund Advisor Class commenced operations on August 31, 2002.
19 On January 11, 2002, the PBHG IRA Capital Preservation Fund acquired the assets of the IRA Capital Preservation
   Portfolio. The operations of the PBHG IRA Capital Preservation Fund prior to the acquisition were those of the predecessor fund, the IRA Capital Preservation Portfolio. The IRA Capital Preservation Portfolio was a series of the UAM Funds Trust.
20 The PBHG IRA Capital Preservation Fund commenced operations on August 31, 1999.
21 The PBHG IRA Capital Preservation Fund Advisor Class commenced operations on July 31, 2002.


Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

PBHG FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)


1. ORGANIZATION
PBHG Funds (the "Fund"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund became a Delaware statutory trust effective July 16, 2001 and changed its name from The PBHG Funds, Inc. The Fund currently offers twenty-one series: the PBHG Core Growth Fund (the "Core Growth Fund"), the PBHG Emerging Growth Fund (the "Emerging Growth Fund"), the PBHG Growth Fund (the "Growth Fund"), the PBHG Large Cap 20 Fund (the "Large Cap 20 Fund"), the PBHG Large Cap Growth Fund (the "Large Cap Growth Fund"), the PBHG Limited Fund (the "Limited Fund"), the PBHG New Opportunities Fund (the "New Opportunities Fund"), the PBHG Select Equity Fund (the "Select Equity Fund"), the PBHG Clipper Focus Fund (the "Clipper Focus Fund"), the PBHG Focused Value Fund (the "Focused Value Fund"), the PBHG Large Cap Value Fund (the "Large Cap Value Fund"), the PBHG Mid-Cap Value Fund (the "Mid-Cap Value Fund"), the PBHG Small Cap Value Fund (the "Small Cap Value Fund"), the PBHG Special Equity Fund (the "Special Equity Fund", the PBHG Disciplined Equity Fund (the "Disciplined Equity Fund"), the PBHG Global Technology & Communications Fund (the "Global Technology & Communications Fund"), the PBHG REIT Fund (the "REIT Fund"), the PBHG Strategic Small Company Fund (the "Strategic Small Company Fund"), the PBHG Technology & Communications Fund (the "Technology & Communications Fund"), the PBHG IRA Capital Preservation Fund (the "IRA Capital Preservation Fund") and the PBHG Cash Reserves Fund (the "Cash Reserves Fund") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio is classified as a diversified management investment company, with the exception of the Large Cap 20, Clipper Focus, Focused Value, Technology & Communications, and Global Technology & Communications Funds, which are classified as non-diversified management investment companies. Each Portfolio's prospectus provides a description of its investment objectives, policies and investment strategies. The Fund is registered to offer two classes of shares, PBHG Class and Advisor Class. Currently, the Advisor Class of shares is only offered by the Growth, Large Cap 20, Large Cap Growth, Large Cap Value, Mid-Cap Value, Small Cap Value, REIT, Strategic Small Company, Technology & Communications and IRA Capital Preservation Funds. The assets of each Portfolio are segregated, and a shareholders interest is limited to the Portfolio in which shares are held.

The Clipper Focus, REIT, IRA Capital Preservation, Special Equity and Disciplined Equity Funds (each an "Acquiring Fund" and collectively the "Acquiring Funds") have each acquired all of the assets of the Clipper Focus, Heitman Real Estate and IRA Capital Preservation Portfolios of UAM Funds Trust, the NWQ Special Equity Portfolio of UAM Funds, Inc. and the Analytic Enhanced Equity Fund of UAM Funds, Inc. II, respectively (each an "Acquired Fund" and collectively the "Acquired Funds"). Following approval by their respective Boards and shareholders, the tax-free reorganizations for the Clipper Focus, NWQ Special Equity and Heitman Real Estate Portfolios took place on December 14, 2001 and the tax-free reorganizations of the Enhanced Equity Fund and the IRA Capital Preservation Portfolio took place on January 11, 2002. All of the shareholders of the Acquired Funds received PBHG Class shares of the respective Acquiring Funds, except that the Advisor Class shareholders of Heitman Real Estate Portfolio received Advisor Class shares of REIT Fund. Each shareholder of an Acquired Fund received a number of shares of the corresponding Acquiring Fund with an aggregate net asset value equal to that of his or her shares of the Acquired Funds. The net assets upon reorganization, and the number of shares issued and redeemed by the corresponding Acquiring Funds, are as follows:

                                 NET ASSETS
                                    UPON      ACQUIRING FUND   ACQUIRED FUND
    ACQUIRING FUND             REORGANIZATION SHARES ISSUED    SHARES REDEEMED
--------------------------------------------------------------------------------

PBHG Clipper Focus Fund -
   PBHG Class                  $323,953,417    22,134,825     22,134,825

PBHG Special Equity Fund
   PBHG Class/Institutional
     Class                        9,703,207     1,575,743      1,512,416
   Advisor Class/Institutional
     Service Class                       --            --        64,928

PBHG Disciplined Equity Fund -
   PBHG Class                     95,694,351    9,274,069      9,274,069

PBHG REIT Fund
   PBHG Class/Institutional Class 60,671,839    7,022,527      7,022,527
   Advisor Class/Advisor Class    19,046,055    2,212,278      2,212,278

PBHG IRA Capital Preservation Fund -
   PBHG Class                    190,638,690   19,063,848     19,063,848

The assets of the Acquired Funds prior to the reorganization and the unrealized gain/(loss) included in the net assets were as follows:

                                                                      UNREALIZED
                                                       NET ASSETS      GAIN/(LOSS)
                                                        BEFORE        INCLUDED IN
                                                    REORGANIZATION     NET ASSETS
-----------------------------------------------------------------------------------
UAM Funds Trust Clipper Focus Portfolio1             $323,953,417      $14,367,725
UAM Funds, Inc. NWQ Special Equity Portfolio1          19,703,207          173,989
UAM Funds, Inc. II Analytic Enhanced Equity Fund1      95,694,351          692,256
UAM Funds Trust Heitman Real Estate Portfolio1         79,717,894        3,983,453
UAM Funds Trust IRA Capital Preservation Portfolio1   190,638,690         (713,818)

1DENOTES THE SURVIVING OR CONTINUING PORTFOLIO FOR PURPOSES OF MAINTAINING THE
 FINANCIAL STATEMENTS AND PERFORMANCE HISTORY IN THE POST-REORGANIZATION PORTFOLIOS.


2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investment securities of the Portfolios that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the last bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations, including the Wrapper Agreements, are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value. The values of investment securities held by the Cash Reserves Fund are stated at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Wrapper Agreements will generally be valued at the difference between the Book Value and Market Value (plus accrued interest) on the applicable covered assets and will either be reflected as an asset or liability of the IRA Capital Preservation Fund. The Board of Trustees has determined fair value procedures for the Wrapper Agreements.

                                                                      PBHG FUNDS


SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income for the Portfolios are declared annually, if available, with the exception of the REIT, IRA Capital Preservation and Cash Reserves Funds. Dividends from net investment income for the REIT Fund are declared and paid on a quarterly basis. Dividends from net investment income for the IRA Capital Preservation and Cash Reserves Funds are declared daily and paid monthly. Distributions of net realized capital gains, for each Portfolio, are generally made to shareholders annually, if available.

To maintain a stable NAV, the IRA Capital Preservation Fund may have to declare and pay dividends in amounts that are not equal to the amount of net investment income it actually earns. This may cause the Portfolio to take some or all of the following actions: (i) if the Portfolio distributes more money than it actually earned through its investments, it may have to make a distribution that may be considered a return of capital or (ii) if the income the Portfolio receives exceeds the amount of dividends distributed, the Fund may have to distribute that excess income to shareholders and declare a reverse split of its shares. In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Portfolio is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in net asset value per share. Given the objective of the Portfolio to maintain a stable net asset value of $10 per share, the Portfolio intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share.

On December 12, 2001, the IRA Capital Preservation Fund declared a capital gain distribution to shareholders of record on December 12, 2001 in the amount of $0.0186 per share (the short-term capital gain distribution was $0.0178 per share and the long-term capital gain distribution was $0.0008 per share). On the same day, the Portfolio declared a reverse share split with a factor of 0.99814 in order to restore the Portfolio's net asset value per share to $10.00.

On January 9, 2002, the IRA Capital Preservation Fund declared a capital gain distribution to shareholders of record on January 9, 2002 in the amount of $0.0174 per share (the short-term capital gain distribution was $0.0136 per share and the long-term capital gain distribution was $0.0038 per share). On the same day, the Portfolio declared a reverse share split with a factor of 0.99826 in order to restore the Portfolio's net asset value per share to $10.00.

FOREIGN WITHHOLDING TAXES -- The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Portfolio's accrue such taxes when the related income is earned.

NET ASSET VALUE PER SHARE -- The value of an individual share in a fund is computed by adding the value of the proportionate interest of each class in a Portfolio's securities, cash and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund's Board of Trustees require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

TBA PURCHASE COMMITMENTS -- The IRA Capital Preservation Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

MORTGAGE DOLLAR ROLLS -- The IRA Capital Preservation Fund may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. The Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

FOREIGN CURRENCY TRANSLATION-- The books and records of the Global Technology & Communications Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(I) market value of investment securities, other assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Global Technology & Communications Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Global Technology & Communications Fund reports gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

WRAPPER AGREEMENTS -- The IRA Capital Preservation Fund intends to enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrap Providers") that are rated, at the time of purchase, in one of the top two rating categories by a rating agency. A Wrapper Agreement is a derivative instrument that is designed to protect a portion of the Portfolio from investment losses and, under most circumstances, permit the Portfolio to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid.

Pursuant to the terms of the Wrapper Agreements, the sub-adviser will manage the Portfolio's securities to have an overall duration between 1.5 and 4.0 years. In addition, the terms of the Wrapper Agreements require the Portfolio to maintain minimum cash and cash equivalent balances. Throughout the term of the Wrapper Agreements, the Portfolio will pay the Wrap Providers an annual fee based on the Wrapper Agreements book value balance.

PBHG FUNDS

--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)


The crediting rate used in computing book value is the actual yield of the covered assets, plus or minus the amortization of unrealized gain or loss on the covered assets, based on fluctuations in the market value of the covered assets. The crediting rate is calculated by a formula specified by each of the Wrapper Agreements and is adjusted periodically.

A default by the issuer of a Portfolio security or a Wrap Providers on its obligations may result in a decrease in the value of the Portfolio assets and, consequently, the shares. Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal. Additionally, a Portfolio shareholder may realize more or less than the actual investment return on the Portfolio securities depending upon the timing of the shareholder's purchases and redemption of shares, as well as those of other shareholders.

FUTURES CONTRACTS -- The Disciplined Equity Fund utilizes futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Portfolio will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate the futures transaction.
The Disciplined Equity Fund had the following futures contracts open as of September 30, 2002:

                                                                    UNREALIZED
                                          CONTRACT                 APPRECIATION/
CONTRACT                  NUMBER OF        VALUE                  (DEPRECIATION)
DESCRIPTION               CONTRACTS        (000)     EXPIRATION         (000)
--------------------------------------------------------------------------------

S&P 500 Composite Index      13           $2,649       Dec-02         $(164)
S&P 500 Composite Index
   E-Mini                     7             (285)      Dec-02            17
                                                                      ------
                                                                      $(147)
                                                                      =====

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Global Technology & Communications Fund may enter into forward foreign currency exchange contracts. Foreign currency exchange contracts are recorded at mar-ket value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions. As of September 30, 2002, there were no outstanding forward foreign currency contracts.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

The Fund has an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent expenses shown in the Statement of Operations are in total and do not reflect the expense reductions.

The IRA Capital Preservation Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than twelve months. For the six months ended September 30, 2002, there were $89,156 in redemption fees retained.

DIRECTED BROKERAGE -- Some Portfolios direct certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the following Portfolios had expenses reduced by the amounts shown below during the six months ended September 30, 2002:

Core Growth Fund                               $    6,104
Emerging Growth Fund                                4,863
Growth Fund                                       211,835
Large Cap 20 Fund                                  42,333
Large Cap Growth Fund                              20,813
Limited Fund                                          645
New Opportunities Fund                                515
Select Equity Fund                                 98,912
Clipper Focus Fund                                 99,337
Focused Value Fund                                  5,551
Large Cap Value Fund                              392,534
Mid-Cap Value Fund                                130,549
Small Cap Value Fund                               18,463
Global Technology & Communications Fund             5,518
REIT Fund                                           5,166
Strategic Small Company Fund                        3,150
Technology & Communications Fund                  105,150

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Portfolio. In the interest of limiting expenses of the Portfolios, the Adviser has entered into separate expense limitation agreements with the Fund ("Expense Limitation Agreements"), with respect to the PBHG Class and Advisor Class Shares of the Core Growth, Large Cap 20, Limited, New Opportunities, Clipper Focus, Focused Value, Large Cap Value, Mid-Cap Value, Small Cap Value, Special Equity, Disciplined Equity, Global Technology & Communications, REIT, Strategic Small Company and IRA Capital Preservation Funds, pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of these Portfolios to the extent necessary to limit the total annual expenses to a specified percentage of the Portfolios' average daily net assets, exclusive of certain expenses such as brokerage commissions, fees and expenses incurred under the Rule 12b-1 service plan and extraordinary expenses. In connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain these expense limitation agreements until March 31, 2003.
With respect to the Clipper Focus, Special Equity, Disciplined Equity, REIT and IRA Capital Preservation Funds, the Adviser may seek reimbursement by those Portfolios for any advisory fees waived or limited and other expenses paid by the Adviser to the Acquiring Funds after September 25, 2002. With respect to the other Portfolios, the Adviser may seek reimbursement for advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements during the previous two fiscal years. In all cases, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than the specified percentage of the Portfolio's average daily net assets, and (iii) the payment of such reimbursement was approved by the Board of Trustees.

     PBHG FUNDS


The advisory fee and expense limitations are as follows:

                                     ADVISER         EXPENSE
                                        FEE        LIMITATION
--------------------------------------------------------------------------------
Core Growth Fund                      0.85%        1.50%
Emerging Growth Fund                  0.85%         n/a
Growth Fund                           0.85%         n/a
Large Cap 20 Fund                     0.85%       1.50%
Large Cap Growth Fund                 0.75%         n/a
Limited Fund                          1.00%       1.50%
New Opportunities Fund                1.00%        1.50%
Select Equity Fund                    0.85%         n/a
Clipper Focus Fund                    1.00%       1.50%
Focused Value Fund                    0.85%       1.50%
Large Cap Value Fund                   0.65%      1.50%
Mid-Cap Value Fund                    0.85%       1.50%
Small Cap Value Fund                  1.00%       1.50%
Special Equity Fund                    1.00%      1.50%
Disciplined Equity Fund               0.70%       1.50%
Global Technology & Communications
  Fund                                1.50%       2.15%
REIT Fund                             0.85%       1.50%
Strategic Small Company Fund          1.00%       1.50%
Technology & Communications Fund       0.85%        n/a
IRA Capital Preservation Fund*        0.60%       1.25%*
Cash Reserves Fund                    0.30%         n/a

* Effective September 26, 2002 the Adviser has agreed to voluntarily waive advisory fees to reduce the expense limitation to 1.00%.

The Adviser is entitled to receive the adviser fee disclosed in the above table, however the Adviser contractually agreed to, and did, waive a portion of its fee and receive a lower management fee for the Special Equity, Disciplined Equity, REIT and IRA Capital Preservation Funds until September 25, 2002. Effective September 26, 2002, the Adviser began receiving the full fee noted in the table above for these Portfolios. In addition, the expense limitations set forth for the Special Equity, Disciplined Equity, REIT, and IRA Capital Preservation Funds became effective September 26, 2002. Prior to that date, a lower expense limitation was in effect.

At September 30, 2002, the amount of advisory fee waiver and reimbursement of third party expenses by the Adviser subject to possible reimbursement for the Core Growth, Small Cap Value, Strategic Small Company, and Global Technology & Communications Funds was $21,767, $59,881, $11,038, and $203,259, respectively.

Prior to May 1, 2002, Pilgrim Baxter Value Investors, Inc. ("PBVI"), a wholly-owned subsidiary of the Adviser served as the sub-adviser to the Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and the Strategic Small Company Funds. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, PBVI received a fee from the Adviser at an annual rate of 0.50%, 0.50%, 0.50%, 0.40% and 0.50%, respectively, of the average daily net assets of the Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and the Strategic Small Company Funds. PBVI received no fees directly from the Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value or the Strategic Small Company Funds. On May 1, 2002, the assets of PBVI were merged into the Adviser. After this merger, the Adviser no longer pays sub-adviser fees to PBVI. The merger had no impact on the management of the Funds.

Wellington Management Company, LLP ("WMC") serves as the sub-adviser to the Cash Reserves Fund. For its services provided pursuant to the Investment Sub-Advisory Agreement with the Adviser and the Fund, WMC is entitled to receive a fee from the Adviser, computed daily and paid monthly, at an annual rate equal to 0.075% of the Cash Reserves Fund's average daily net assets up to and including $500 million and 0.020% of the Cash Reserves Fund's average daily net assets over $500 million, but subject to a minimum annual fee of $50,000. WMC may, from time to time, waive all or a portion of its fee from the Adviser. WMC receives no fees directly from the Cash Reserves Fund.

Pacific Financial Research, Inc. ("PFR") serves as the sub-adviser to the Clipper Focus Fund. For its services provided pursuant to the sub-advisory agreement, PFR is entitled to receive from the Adviser a sub-advisory fee equal to 0.40% of the Portfolio's average daily net assets. PFR receives no fees directly from the Clipper Focus Fund.

NWQ Investment Management Company ("NWQ") serves as the sub-adviser to the Special Equity Fund. For the services it provides pursuant to the sub-advisory agreement, NWQ is entitled to receive from the Adviser a sub-advisory fee that will be equal to one-half of the advisory fee received by the Adviser (less the amount of any expense reimbursements) after September 25, 2002. Prior to that date, NWQ received from the Adviser a sub-advisory fee equal to 0.85% of the assets transferred to the Special Equity Fund in connection with the reorganization and 0.425% of the average daily net assets after the reorganization (less the amount of any expense reimbursements) on other assets of the Portfolio. NWQ receives no fees directly from the Special Equity Fund.

Analytic Investors, Inc. ("Analytic") serves as the sub-adviser to the Disciplined Equity Fund. For the services it provides pursuant to the sub-advisory agreement, Analytic is entitled to receive from the Adviser a sub-advisory fee that will be equal to one-half of the advisory fee received by the Adviser (less the amount of any expense reimbursements) after September 25, 2002. Prior to that date, Analytic received from the Adviser a sub-advisory fee equal to 0.60% of the assets transferred to the Disciplined Equity Fund in connection with the reorganization and 0.30% of the average daily net assets (less the amount of any expense reimbursements) on other assets of the Portfolio. Analytic receives no fees directly from the Disciplined Equity Fund.

Heitman Real Estate Securities LLC ("Heitman") serves as the sub-adviser to the REIT Fund. For the services it provides pursuant to the sub-advisory agreement, Heitman is entitled to receive from the Adviser a sub-advisory fee that will be equal to one-half of the advisory fee received by the Adviser (less the amount of any expense reimbursements) after September 25, 2002. Prior to that date, Heitman received from the Adviser a sub-advisory fee equal to 0.75% of the first $100 million of the assets transferred to the REIT Fund in connection with the reorganization, 0.65% of the assets transferred to the REIT Fund in excess of $100 million and 0.37% of the average daily net assets (less the amount of any expense reimbursements) on other assets of the Portfolio. Heitman receives no fees directly from the REIT Fund.

Dwight Asset Management Company ("Dwight") serves as the sub-adviser to the IRA Capital Preservation Fund. For the services it provides pursuant to the sub-advisory agreement, Dwight is entitled to receive from the Adviser a sub-advisory fee that will be equal to one-half of the advisory fee received by the Adviser (less the amount of any expense reimbursements) after September 25, 2002. Prior to that date, Dwight received from the Adviser a sub-advisory fee equal to 0.50% of the assets transferred to the IRA Capital Preservation Fund in connection with the reorganization and 0.25% of the average daily net assets (less the amount of any expense reimbursements) on other assets of the Portfolio. Dwight receives no fees directly from the IRA Capital Preservation Fund.

PBHG Fund Services (the "Administrator"), a wholly owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

SEI Investments Management Corporation, a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Mutual Funds Services (the "Sub-Administrator"). The Sub-Administrator assists the Administrator in providing administrative services to the Fund. For acting in this

PBHG FUNDS

--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)


capacity, the Administrator pays the Sub-Administrator the following fees. The fee will be the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund and (ii) PBHG Insurance Series Fund, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.0100% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

SEI Investments has agreed to act as an agent in placing repurchase agreements for all Portfolios, except the Cash Reserves Fund. Listed below are the amounts SEI Investments earned for its services from each Portfolio, excluding the Cash Reserves Fund, for the six months ended September 30, 2002, and are reflected as a reduction of interest income.

Core Growth Fund                                  $    476
Emerging Growth Fund                                 4,583
Growth Fund                                         29,150
Large Cap 20 Fund                                    8,358
Large Cap Growth Fund                                4,044
Limited Fund                                         1,591
New Opportunities Fund                               1,742
Select Equity Fund                                  10,679
Clipper Focus Fund                                   7,322
Focused Value Fund                                     416
Large Cap Value Fund                                 2,988
Mid-Cap Value Fund                                   4,210
Small Cap Value Fund                                 1,628
Special Equity Fund                                    220
Disciplined Equity Fund                                217
Global Technology & Communications Fund                258
REIT Fund                                              599
Strategic Small Company Fund                         1,112
Technology & Communications Fund                     4,255
IRA Capital Preservation Fund                       32,596

The Fund has entered into a distribution agreement (the "Distribution Agreement") with PBHG Fund Distributors (the "Distributor") a wholly owned subsidiary of the Adviser. The Distributor receives no compensation for serving in such capacity. The Fund has adopted a Service Plan (the "Plan") on behalf of the Advisor Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides for the payment of a service fee by the Fund of 0.25% of the average daily net assets of the Advisor Class shares to the Distributor for providing or arranging with and paying others to provide personal service to shareholders of Advisor Class Shares and/or the maintenance of those accounts. Currently, only the Growth, Large Cap 20, Large Cap Growth, Large Cap Value, Mid-Cap Value, Small Cap Value, REIT, Strategic Small Company, IRA Capital Preservation and Technology & Communications Funds offer Advisor Class Shares. Of the service fees the Distributor received for the six months ended September 30, 2002, it retained $79, $81, $115, $139, $119, $8,356, $20, $21 and $128 from the Large Cap 20, Large Cap Growth, Large Cap Value, Mid-Cap Value, Small Cap Value, REIT, Strategic Small Company, IRA Capital Preservation and Technology & Communications Funds, respectively.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund. Wachovia Bank, National Association ("Wachovia", formerly known as First Union National Bank), serves as the custodian for each of the Portfolios. Prior to May 1, 2002, the Northern Trust Company served as the custodian for the Global Technology & Communications Fund. Effective May 1, 2002, Wachovia serves as custodian for the Global Technology & Communications Fund.

The Fund has entered into a shareholder servicing agreement with PBHG Fund Services to provide shareholder support and other shareholder account-related services. PBHG Fund Services has, in turn, contracted with PBHG Shareholder Services, Inc. ("PBHGSS") to assist in the provision of those services. PBHGSS received no fees directly from the Portfolios. The shareholder service fees are reviewed semi-annually and approved annually by the Board of Trustees.

Shareholder service fees (including out of pocket expenses) paid to PBHG Fund Services for the six months ended September 30, 2002 were:

                                              AMOUNT
                                              ------
Core Growth Fund                            $  48,649
Emerging Growth Fund                          156,114
Growth Fund                                   515,293
Large Cap 20 Fund                             161,405
Large Cap Growth Fund                          79,994
Limited Fund                                   24,296
New Opportunities Fund                         15,532
Select Equity Fund                            225,443
Clipper Focus Fund                             45,547
Focused Value Fund                             14,147
Large Cap Value Fund                           65,845
Mid-Cap Value Fund                             74,235
Small Cap Value Fund                           34,780
Special Equity Fund                             3,876
Disciplined Equity Fund                         4,609
Global Technology & Communications Fund        57,228
REIT Fund                                      11,308
Strategic Small Company Fund                   24,897
Technology & Communications Fund              391,883
IRA Capital Preservation Fund                   8,568
Cash Reserves Fund                             54,267

On April 4, 2000, the Board of Trustees approved an agreement between the Fund and PBHG Fund Services to provide shareholder related web development and maintenance services. For its services over the six months ended September 30, 2002, PBHG Fund Services received a fee of $296,524, which was allocated to each fund quarterly based on average net assets. This amount is included in transfer agent expense on the Statement of Operations. The fee is reviewed semi-annually and approved annually by the Board of Trustees.

Officers and trustees of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.


4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Portfolios, excluding the Cash Reserves Fund, for the six months ended September 30, 2002 were as follows:

                                       PURCHASES       SALES
                                         (000)         (000)
                                   ------------  -------------
Core Growth Fund                   $     54,089  $     56,169
Emerging Growth Fund                    226,206       254,238
Growth Fund                           1,300,315     1,480,855
Large Cap 20 Fund                       222,098       248,534
Large Cap Growth Fund                   134,410       147,518
Limited Fund                             40,075        44,076
New Opportunities Fund                   55,236        59,406
Select Equity Fund                      622,811       646,152
Clipper Focus Fund                      380,414       217,681
Focused Value Fund                       42,537        41,984

     PBHG FUNDS


                                       PURCHASES       SALES
                                         (000)         (000)
                                    ------------     --------
Large Cap Value Fund                $   889,830      $950,882
Mid-Cap Value Fund                      343,931       379,752
Small Cap Value Fund                    113,277       173,596
Special Equity Fund                      10,803         7,985
Disciplined Equity Fund                  88,739       105,138
Global Technology & Communications Fund  21,137        23,689
REIT Fund                                74,520        58,161
Strategic Small Company Fund             45,555        42,779
Technology & Communications Fund        469,969       498,902
IRA Capital Preservation Fund           402,530        99,299

During the period ended September 30, 2002, the IRA Capital Preservation Fund purchased U.S. Government Securities of $680,032 and received proceeds from the sale of U.S. Government Securities of $584,047.

5.  FEDERAL TAX INFORMATION

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of March 31, 2002, attributable to certain net operating losses which for tax purposes, are not available to offset future income, were reclassified to the following accounts:

                                                                INCREASE/              INCREASE/
                                                               (DECREASE)              (DECREASE)
                                           INCREASE/           ACCUMULATED            UNDISTRIBUTED
                                          (DECREASE)          NET REALIZED           NET INVESTMENT
                                        PAID IN-CAPITAL           GAIN                   INCOME
                                             (000)                (000)                   (000)
                                       ----------------       ----------            ---------------
Core Growth Fund                      $    (741)                   --               $    741
Emerging Growth Fund                     (5,529)                   --                  5,529
Growth Fund                             (24,769)                   --                 24,769
Large Cap 20 Fund                        (2,816)                   --                  2,816
Large Cap Growth Fund                    (1,929)                   --                  1,929
Limited Fund                               (832)                   --                    832
New Opportunities Fund                     (624)                   --                    624
Select Equity Fund                       (5,253)                   --                  5,253
Clipper Focus Fund                          (11)                   --                     11
Focused Value Fund                         (141)                   --                    141
Mid-Cap Value Fund                         (564)                   --                    564
Small Cap Value Fund                     (2,015)                   --                  2,015
Special Equity Fund                         (55)                 $(24)                    79
Disciplined Equity Fund                     (38)                   --                     38
Global Technology &
   Communications Fund                     (731)                   --                    731
Strategic Small Company Fund               (878)                   --                    878
Technology &
   Communications Fund                   (9,139)                   --                  9,139
IRA Capital Preservation Fund              (234)                   --                    234

These reclassifications had no effect on net assets or net asset value per share.



At March 31, 2002, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                   EXPIRING MARCH 31,
                                            ------------------------------------------------------------------
                                             2006          2007          2008           2009           2010           TOTAL
                                             (000)         (000)         (000)          (000)          (000)          (000)
                                            ------       --------      --------   ------------    -----------    -------------
Core Growth Fund                               --             --           --      $     2,944     $    65,057    $    68,001
Emerging Growth Fund                           --             --           --               --         271,959        271,959
Growth Fund                                    --             --           --               --       1,372,228      1,372,228
Large Cap 20 Fund                              --             --           --               --         264,338        264,338
Large Cap Growth Fund                          --             --           --           10,837         114,491        125,328
Limited Fund                                                  --           --               --           7,211          7,211
New Opportunities Fund                         --             --           --              137          23,166         23,303
Select Equity Fund                             --             --           --          226,961         877,966      1,104,927
Focused Value Fund                             --             --           --               --           3,069          3,069
Large Cap Value Fund                           --             --           --               --          50,113         50,113
Mid-Cap Value Fund                             --             --           --               --          10,427         10,427
Small Cap Value Fund                           --             --           --               --           4,539          4,539
Special Equity Fund                            --             --           --              134              --            134
Disciplined Equity Fund                    $2,263         $9,344         $195               --             174         11,976
Global Technology & Communications Fund        --             --           --            3,800           65,791        69,591
Strategic Small Company Fund                   --             --           --               --          10,148         10,148
Technology & Communications Fund               --             --           --          117,211        1,948,853     2,066,064
Cash Reserves Fund                             --             --           4                --               5              9

PBHG FUNDS

NOTES TO FINANCIAL STATEMENTS -- Concluded
--------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)


At September 30, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes.

The Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, excluding Cash Reserves Fund, at September 30, 2002 were as follows:

                                                                                           NET
                                                                                        UNREALIZED
                                        FEDERAL       UNREALIZED      UNREALIZED      APPRECIATION/
                                        TAX COST     APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                         (000)          (000)           (000)            (000)
                                       --------        --------      -----------     --------------
Core Growth Fund                     $    36,791       $   3,061    $     (2,441)    $      620
Emerging Growth Fund                     234,193          22,045         (54,508)       (32,463)
Growth Fund                            1,315,208         143,796        (127,896)        15,900
Large Cap 20 Fund                        220,228           5,877         (20,978)       (15,101)
Large Cap Growth Fund                    193,106          12,112         (22,545)       (10,433)
Limited Fund                              43,179           4,602          (7,324)        (2,722)
New Opportunities Fund                    29,091           3,030          (3,091)           (61)
Select Equity Fund                       256,606          12,968         (23,914)       (10,946)
Clipper Focus Fund                       722,582          11,630        (155,686)      (144,056)
Focused Value Fund                        30,222             431          (5,584)        (5,153)
Large Cap Value Fund                     384,086           3,396         (59,239)       (55,843)
Mid-Cap Value Fund                       355,016          10,461         (70,989)       (60,528)
Small Cap Value Fund                     150,753          13,127         (28,484)       (15,357)
Special Equity Fund                       24,523             489          (6,220)        (5,731)
Disciplined Equity Fund                   66,345           1,509         (12,603)       (11,094)
Global Technology &
   Communications Fund                    21,851             183          (6,976)        (6,793)
REIT Fund                                105,098           3,038         (10,060)        (7,022)
Strategic Small
   Company Fund                           64,025           6,853         (11,548)        (4,695)
Technology &
   Communications Fund                   330,565           2,745         (83,654)       (80,909)
IRA Capital Preservation
   Fund                                1,003,347           3,594         (17,366)       (13,772)

6.  CONCENTRATIONS/RISKS

The Cash Reserves Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain funds invest a high percentage of their assets in specific sectors of the market, especially technology, health care, consumer cyclical, consumer non-cyclical, services and financial, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the fund's net asset value and will cause its shares to fluctuate more than if the fund did not concentrate its investments in a particular sector. In addition, the Global Technology & Communications, REIT and Technology & Communications Funds are concentrated which means they will invest 25% or more of their net assets in specific industries in order to achieve a potentially greater investment return.

The Global Technology & Communications Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

7.  LINE OF CREDIT

Except for the PBHG Cash Reserves Fund, each Portfolio may borrow an amount up to its prospectus defined limitations, from a $250 million committed line of credit available to the Funds in the PBHG Fund Family.
Prior to June 5, 2002 the line of credit available to the Funds was $500 million. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family pays an annual commitment fee of 0.10% of the outstanding committed amount. Each Fund is allocated a portion of this fee based on its net assets relative to the net assets of the PBHG FundFamily. The Funds had no outstanding borrowings at September 30, 2002 or at any time during the six months ended September 30, 2002.

8.  SUBSEQUENT EVENTS

On August 1, 2002, The John Nuveen Company acquired NWQ Investment Management Company, the sub-adviser to the PBHG Special Equity Fund, from Old Mutual plc. As a result of this transaction, the Board of Trustees of PBHG Funds has called a special meeting of PBHG Special Equity Fund shareholders to be held on December 5, 2002. At the meeting, PBHG Special Equity shareholders will be asked to approve a proposal to merge the PBHG Special Equity Fund into the Nuveen NWQ Multi-Cap Value Fund of Nuveen Investment Trust. If approved, the transaction will be completed at the close of business on December 6, 2002.

The Board of Trustees of PBHG Funds has called a special meeting of PBHG Global Technology & Communications Fund shareholders to be held on February 27, 2003 to approve a proposal to merge the PBHG Global Technology & Communications Fund into the PBHG Technology & Communications Fund. If approved, the transaction will be completed at the close of business on February 28, 2003.

PBHG FUNDS

TRUSTEES AND OFFICERS OF THE TRUST
------------------------------------------------------------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------


                                           TERM OF                                                NUMBER OF
                           POSITION       OFFICE AND                                            PORTFOLIOS IN         OTHER
                           HELD WITH      LENGTH  OF        PRINCIPAL OCCUPATION(S)           COMPLEX OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS, AND AGE     THE FUND       TIME SERVED          DURING PAST 5 YEARS               BY TRUSTEE           HELD
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson         Trustee        Trustee        Chief Financial Officer, The Triumph        30       Director, The Triumph
1255 Drummers Lane,                        since          Group, Inc. (manufacturing) since 1992.              Group, Inc. since
Suite 200                                  1997                                                                1992
Wayne, PA 19087
(58)
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards           Trustee        Trustee        Consultant, Syrus Associates                30       Trustee, Provident
76 Seaview Drive,                          since          (business andmarketing consulting                    Investment Counsel
Santa Barbara,                             1997           firm) since 1986.                                    Trust (investment
(56)                                                                                                           company-5 California
                                                                                                               93108 Portfolios)
                                                                                                               since 1992. Trustee,
                                                                                                               EQ Advisors Trust
                                                                                                               (investment company-
                                                                                                               39 Portfolios)
                                                                                                               since 1997
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller            Trustee        Trustee        Senior Vice President, Cherry & Webb,       30       None
7 Jennifer Drive                           since          CWT Specialty Stores 1995-2000,
Holmdel, New Jersey 07733                  1997           Advisor and Secretary, the Underwoman
(68)                                                      Shoppes Inc. (retail clothing stores) 1980
                                                          to 2002. Merchandising Group Vice
                                                          President, R.H. Macy & Co. (retail
                                                          department stores), 1958-1995. Retired
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------
Harold J. Baxter**          Chairman of    Trustee        Chairman, Chief Executive Officer and       30       Director, Old Mutual
1400 Liberty Ridge Drive    the Board      since          Director, Pilgrim Baxter & Associates,               (US) Holdings, Inc.
Wayne, PA 19087-5593        and Trustee    1997           Ltd. since 1982. Trustee, the Administrator          since 1996
(56)                                                      since May 1996. Chairman, Chief
                                                          Executive Officer and Director, Pilgrim
                                                          Baxter Value Investors, Inc. June 1996 to
                                                          May 1, 2002. Trustee, PBHG Fund
                                                          Distributors since January 1998.
------------------------------------------------------------------------------------------------------------------------------------
 *Trustee of the Trust until such time as his or her successor is duly elected and appointed.

**Mr. Baxter is a trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the
  1940 Act, because he is a Director of the Adviser.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS*
------------------------------------------------------------------------------------------------------------------------------------
Gary L. Pilgrim             President      President      President and Director, Pilgrim Baxter &    N/A      N/A
1400 Liberty Ridge Drive                   since          Associates, Ltd. since 1982. Trustee, the
Wayne, PA 19087-5593                                      PBHG Fund Services since May 1996.
(61)                                       1997           President and Director, Pilgrim Baxter
                                                          Value Investors, Inc. June 1996 to
                                                          May 1, 2002.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings             Treasurer,     Treasurer      Vice President, Pilgrim Baxter &            N/A      N/A
1400 Liberty Ridge Drive    Chief          Chief          Associates, Ltd. since 2001 And Director
Wayne, PA 19087-5593        Financial      Financial      a of Mutual Fund Operations, Pilgrim
(39)                        Officer,       Officer,       Baxter & Associates, Ltd., 1996-2001
                            Controller     Controller     President, PBHG Shareholder Services,
                                           since          Inc. since 2001. President,  PBHG Fund
                                           1997           Distributors since 1999 and Treasurer,
                                                          PBHG Fund Services, May 1996-1999.
                                                          President, PBHG Fund Services since
                                                          December 1998.
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr                Vice           Vice           Senior Vice President, Pilgrim Baxter &     N/A      N/A
1400 Liberty Ridge Drive    President      President      Associates, Ltd. since 2001 and General
Wayne, PA 19087-5593        and Secretary  and            Counsel and Secretary, Pilgrim Baxter &
(40)                                       Secretary      Associates, Ltd. since November 1996.
                                           since          General Counsel and Secretary, Pilgrim
                                           1997           Baxter Value Investors, Inc. NovembeR
                                                          1996 to May 1, 2002. General Counsel
                                                          and Secretary, PBHG Fund Services
                                                          since January 1998. General Counsel
                                                          and Secretary, PBHG Fund Distributors
                                                          since January 1998.
------------------------------------------------------------------------------------------------------------------------------------

PBHG FUNDS

TRUSTEES AND OFFICERS OF THE TRUST -- Concluded
------------------------------------------------------------------------------------------------------------------------------------
As of September 30, 2002 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS* (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------


                                           TERM OF                                                NUMBER OF
                           POSITION       OFFICE AND                                            PORTFOLIOS IN         OTHER
                           HELD WITH      LENGTH  OF        PRINCIPAL OCCUPATION(S)           COMPLEX OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS, AND AGE     THE FUND       TIME SERVED          DURING PAST 5 YEARS               BY TRUSTEE           HELD
------------------------------------------------------------------------------------------------------------------------------------
Meghan M. Mahon             Vice           Vice           Vice President and Assistant Secretary,     N/A              N/A
1400 Liberty Ridge Drive    President      President      Pilgrim Baxter & Associates, Ltd. since
Wayne, PA 19087-5593        and            and            2001 and Senior Counsel since January
(34)                        Assistant      Assistant      2002, Counsel, Pilgrim Baxter &
                            Secretary      Secretary      ssociates, Ltd. April 1998 to
                                           since          December 2001. Assistant Secretary,
                                           1998           Value Investors  January 2000 to
                                                          May 1, 2002, Senior Counsel January 2002
                                                          to May 1, 2002 and Counsel January 2000
                                                          to December 2001. Assistant Secretary,
                                                          PBHG Fund Services since January 2000,
                                                          Senior Counsel since January 2002, Counsel
                                                          January 2000 to December 31, 2001.
                                                          Assistant Vice President, Assistant
                                                          Secretary and Counsel, Delaware Management
                                                          Company, Inc. (investment adviser)
                                                          and the Delaware Investments Funds
                                                          (investment companies), 1997-1998.
                                                          Associate, Drinker Biddle & Reath, LLP
                                                          (law firm) 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III       Vice           Vice           Vice President, Senior Legal Counsel        N/A              N/A
1400 Liberty Ridge Drive    President      President      and Assistant Secretary, Pilgrim Baxter
Wayne, PA 19087-5593        and            and            & Associates, Ltd. since December
(42)                        Assistant      Assistant      2001; Director and Senior Counsel,
                            Secretary      Secretary      Merrill Lynch Investment Managers,
                                           since          L.P. and Princeton Administrators, L.P.
                                           2002           until December 2001; Secretary of
                                                          various Merrill Lynch and Mercury
                                                          open-end funds, as well as Somerset
                                                          Exchange Fund and The Europe Fund,
                                                          Inc., until December 2001.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon             Vice           Vice           Chief Compliance Officer, Pilgrim           N/A              N/A
1400 Liberty Ridge Drive    President      President      Baxter & Associates, Ltd. since April
Wayne, PA 19087-5593                       since          2001. Chief Compliance Officer,
(39)                                       2001           PBHG Fund Services and PBHG
                                                          Fund Distributors since April 2001.
                                                          Pilgrim Baxter Value Investors, Inc.
                                                          April 2001 to May 1, 2002. Vice
                                                          President and Senior Compliance
                                                          Officer, Delaware Investments,
                                                          1995-2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner           Assistant      Assistant      Fund Administration Manager,                N/A              N/A
1400 Liberty Ridge Drive    Treasurer      Treasurer      Pilgrim Baxter & Associates, Ltd.
Wayne, PA 19087-5593                       since          since 2000. Fund Accounting
(32)                                       2000           Manager, SEI Investments Mutual
                                                          Fund Services,
                                                          1997-2000, Fund
                                                          Accounting Supervisor,
                                                          SEI Investments Mutual
                                                          Fund Services,
                                                          1995-1997.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne          Assistant      Assistant      Fund Administration Associate,              N/A              N/A
1400 Liberty Ridge Drive    Treasurer      Treasurer      Pilgrim Baxter & Associates, Ltd.
Wayne, PA 19087-5593                       since          since 2001. Fund Accounting
(30)                                       2001           Supervisor, PFPC Inc., 1999-2001.
                                                          Fund Accountant, PFPC Inc.,
                                                          1998-1999. Annuity Loan Officer
                                                          and Fund Auditor, Carpenters Health
                                                          and Welfare of Philadelphia,
                                                          1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
John C. Munch               Vice           Vice           Vice President and Assistant Secretary      N/A              N/A
One Freedom Valley Drive    President      President      of the Administrator and Distributor
Oaks, PA 19456              and            and            since November 2001. Associate,
(31)                        Assistant      Assistant      Howard, Rice, Nemorvoski, Canady,
                            Secretary      Secretary      Falk & Rabkin (law firm), 1998-2001.
                                           since          Associate, Seward & Kissel LLP
                                           2002           (law firm), 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto            Vice           Vice           Vice President and Assistant                N/A              N/A
One Freedom Valley Road     President      President      Secretary of SEI Investments Co. and
Oaks, PA 19456              and            and            Vice President and Assistant
(34)                        Assistant      Assistant      Secretary of SEI Investments Mutual
                            Secretary      Secretary      Fund Services and SEI Investments
                                           since          Distribution Co. since November
                                           1999           1999. Associate, Dechert Price &
                                                          Rhoads (law firm) 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------

*Officer of the Trust until such time as his or her successor is duly elected and qualified.

                    [This page is intentionally left blank.]

[LOGO OMITTED]

P.O. BOX 219534
KANSAS CITY,MO  64121-9534

Investment Adviser:
PILGRIM BAXTER & ASSOCIATES,LTD.

Distributor:
PBHGFUND DISTRIBUTORS


This semi-annual report is for the information of PBHG Funds shareholders, but may be used with prospective investors when preceded or accompanied by a current prospectus for PBHG Funds and a performance update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

1.800.433.0051    WWW.PBHGFUNDS.COM

PBHG-SAR 2002
02-612